TIAA-CREF
INSTITUTIONAL MUTUAL FUNDS

ANNUAL REPORT 2000

Financial statements (audited)
including statements of investments

September 30,2000

Institutional International Equity Fund
Institutional Growth Equity Fund
Institutional Growth & Income Fund
Institutional Equity Index Fund
Institutional Social Choice Equity Fund
Institutional Bond Fund
Institutional Money Market Fund

[TIAA CREF LOGO]

TIAA-CREF Institutional Mutual Funds


CONTENTS   2000 ANNUAL REPORT




         FUND PERFORMANCE
 3       Institutional International Equity Fund
 4       Institutional Growth Equity Fund
 5       Institutional Growth & Income Fund
 6       Institutional Equity Index Fund
 7       Institutional Social Choice Equity Fund
 8       Institutional Bond Fund
 9       Institutional Money Market Fund

         STATEMENTS OF INVESTMENTS
10       Institutional International Equity Fund
21       Institutional Growth Equity Fund
38       Institutional Growth & Income Fund
45       Institutional Equity Index Fund
70       Institutional Social Choice Equity Fund
75       Institutional Bond Fund
79       Institutional Money Market Fund

         FINANCIAL STATEMENTS
81       Report of Management Responsibility
82       Report of the Audit Committee
83       Report of Independent Auditors
84       Statements of Assets and Liabilities
85       Statements of Operations
86       Statements of Changes in Net Assets
88       Financial Highlights
90       Notes to Financial Statements
94       IMPORTANT TAX INFORMATION (UNAUDITED)

As with all mutual funds, investments in the TIAA-CREF Institutional Mutual Funds are not deposits of any bank and are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency.

As of the current time, due to market volatility, the performance of the Institutional Funds may differ significantly from the Institutional Funds' twelve-month performance ended September 30, 2000.


[PHOTO OF MARTIN L. LEIBOWITZ]

A MESSAGE FROM THE CHIEF INVESTMENT OFFICER

This report contains the annual performance and financial statements for the TIAA-CREF Institutional Mutual Funds. These funds, which were launched in July of 1999, are available to all clients of the TIAA-CREF Trust Company, FSB, and are also the funding vehicles for the state-sponsored college savings programs administered by TIAA-CREF Tuition Financing, Inc.

During the twelve-month period ended September 30, 2000, the TIAA-CREF Institutional Mutual Funds weathered one of the most volatile equity markets in recent memory. In contrast to the last five years of at least 20 percent gains per year in the S&P 500, the year 2000 has seen a much more erratic market, with generally dismal returns and explosive bouts of volatility. So far this year, with only one exception, the new TIAA-CREF Institutional Mutual Funds have all had positive returns. Among the equity funds, the Growth Equity, Growth & Income, and Social Choice Equity Funds all exceeded their respective benchmarks.

TIAA-CREF's actively managed equity Institutional Mutual Funds employ our Dual Investment Management Strategy(SM), which seeks consistent long-term returns though a combination of active and quantitative management. We believe that this strategy limits relative risk during periods of volatility, enables us to take advantage of good opportunities that may present themselves at any time, and allows us to stay fully invested in the market at all times. It remains an integral part of our long-term investment strategies, which remain flexible and consistent.

Fixed income markets also saw some changes this year. The Federal Reserve chose to raise the Fed funds target in several steps to 6.5 percent earlier this year. Federal budget surpluses enabled the U.S. Treasury to expand its program of reducing and, in some cases, eliminating new issuance of certain public securities. As a consequence of these policy shifts, the Treasury yield curve changed shape this year, becoming more inverted on average. Against this backdrop, our fixed income funds performed well. The Bond Fund returned over 7.0 percent, about the same as its benchmark, and the Money Market Fund returned
6.19 percent, well ahead of its competition.

With the TIAA-CREF Institutional Mutual Funds, as with all of our other accounts and funds, we continue our long-standing commitment to low expenses. Low expenses give investors a clear, predictable advantage. This is all the more important in a time of market volatility.

                                                        /s/  Martin L. Leibowitz
                                                        ------------------------
                                                        MARTIN L.LEIBOWITZ

                                                        Vice Chairman and
                                                        Chief Investment Officer


2   TIAA-CREF Institutional Mutual Funds  2000 ANNUAL REPORT

Institutional
INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional International Equity Fund seeks a favorable long-term return, mainly through capital appreciation from a broadly diversified portfolio consisting primarily of foreign equity investments.

PORTFOLIO PROFILE

- Employs TIAA-CREF's Dual Investment Management Strategy(SM) to achieve returns on international equities.

- Indexed portion of the fund aims to slightly exceed the fund's benchmark, the Morgan Stanley Europe, Australasia, Far East (EAFE) Index.

- Actively managed part (40 percent as of 9/30/00) comprises international stocks of companies we believe have strong management and excellent growth prospects.

PERFORMANCE FOR THE YEAR ENDED SEPTEMBER 30, 2000

For the twelve-month period ended September 30, 2000, the Institutional International Equity Fund had a return of 18.58 percent, well ahead of its benchmark, the Morgan Stanley EAFE Index, by 15.4 percentage points. The fund was 7.76 percentage points ahead of its competition, as measured by the Lipper International Fund Index.

During the first half of the year, the fund benefited strongly from focusing on the telecommunications sector. However, during the past six months, foreign markets retreated, reflecting concerns over the impact of higher interest rates on corporate earnings. Stocks that weakened the fund's performance included Vodafone, Tiscali, and Reuters. Bright spots included software and semiconductors, specifically, holdings in Tibco and Infineon. The Dutch food retailer, Ahold, and IHC Caland, a Dutch offshore services company, contributed positively.

The fund benefited from decreasing its exposure to the utilities and telecommunications sector, since stocks like Vodafone and Deutsche Telekom underperformed both the sector and the broader market. However, the fund's overweight holdings in the technology sector hurt performance. Our exposure to the financial services sector was lower than the benchmark's, which also weakened performance, since this sector outperformed broad world indices.

Though the fund continues to see opportunities for active management, the actively managed portion of the account is significantly smaller in percentage terms than at the beginning of the period.


$10,000 OVER LIFE OF FUND

                           INTERNATIONAL EQUITY FUND

              LABEL        A                   B                   C                   D
----------------------------------------------------------------------------------------------------
Label
    1                        07/01/99          10000               10000                10000
    2                        09/30/99          10768               10439                10337
    3                        12/31/99          14825               12212                12893
    4                        03/31/00          15782               12199                12973
    5                        06/30/00          13960               11716                12364
    6                        09/30/00          12768               10771                11456

TEN LARGEST HOLDINGS AS OF 9/30/00

                                                                     % of
                                                                     Fund's
Company                                     Country                  Net Assets          Market Value
Vodafone Group Plc                          United Kingdom           2.29%               $1,921,196
Glaxo Wellcome Plc                          United Kingdom           2.18                 1,825,774
Marconi Plc                                 United Kingdom           1.87                 1,569,335
Nokia Oyj                                   Finland                  1.72                 1,439,625
Reuters Group Plc                           United Kingdom           1.71                 1,436,836
Pearson Plc                                 United Kingdom           1.68                 1,406,914
Alcatel                                     France                   1.54                 1,294,036
BP Amoco Plc                                United Kingdom           1.54                 1,289,710
Koninklijke Philips Electronics NV          Netherlands              1.52                 1,272,094
Total Fina Elf S.A.                         France                   1.45                 1,217,264

PERFORMANCE AT A GLANCE AS OF 9/30/00

                                    Average Annual Compound              Cumulative Rates
                                    Rates of Total Return(1)             of Total Return(1)              Expense       Net Assets
                                   1 year       since inception(2)     1 year     since inception(2)      Ratio        in millions
INSTITUTIONAL
INTERNATIONAL EQUITY FUND(3,4)      18.58%           21.62%             18.58%        27.68%              0.29%           $83.84

Morgan Stanley EAFE Index            3.18             6.11               3.18          7.71                 --              --

Lipper International Fund Index     10.82            11.49              10.82         14.56                --              --


(1) Returns for the Institutional International Equity Fund reflect past performance. No assurance can be given that the fund will be able to achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the Institutional International Equity Fund was 7/1/99.

(3) There are special risks associated with investing in funds that invest primarily in foreign securities, such as the Institutional International Equity Fund. These special risks include erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

(4) The expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2003, to waive a portion of the fund's management fee and limit the fund's other expenses.


                       2000 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 3

Institutional
GROWTH EQUITY FUND


INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Growth Equity Fund seeks a favorable rate of return, mainly through the capital appreciation of a diversified portfolio of common stocks that have the potential for strong growth.

PORTFOLIO PROFILE

- Employs TIAA-CREF's Dual Investment Management Strategy(SM). Indexed portion aims to exceed the fund's benchmark, the Russell 3000(R) Growth Index, with low volatility.

- Actively managed part of the fund (50 percent as of 9/30/00) is concentrated in stocks of rapidly growing companies dominant in products and/or services.

- Actively selects international stocks outside of the benchmark as opportunities arise.

PERFORMANCE FOR THE YEAR ENDED SEPTEMBER 30, 2000

For the twelve-month period ended September 30, 2000, the Institutional Growth Equity Fund had a return of 24.01 percent, exceeding its benchmark, the Russell 3000(R) Growth Index, by 0.14 percentage points. The fund was 1.67 percentage points ahead of its competition, as measured by the Lipper Growth Fund Index.

During the first half of the year, the fund benefited from large positions in the technology, telecommunications equipment, and media sectors, which surged. In the second half of the year, the portfolio remained overweight against its benchmark in technology, media, and telecommunications equipment, as these sectors suffered. Good stock selection, however, helped overcome the weakness in these broader sectors. The fund benefited from positions in EMC, Oracle, and Siebel Systems. Media companies such as AMFM, Clear Channel Communications, SFX Entertainment, and Viacom also made positive contributions. But our underweight positions in the health care sector, specifically in Cardinal Health and Johnson & Johnson, weakened performance. Our underweight positions in consumer non-cyclical stocks like Coca-Cola and Pepsico further detracted from the fund's performance.

The fund continued to be slightly underweight versus the benchmark in the health care sector; this sector slightly outperformed the broader market. Our underweight positions in energy stocks and financial services companies softened performance, since these sectors outperformed the broader market. Another factor was the reconstitution of the Russell 3000(R) Growth Index in June, which led to portfolio adjustments that negatively affected performance. However, technology holdings in companies such as Applied Micro Circuits, Ciena Holdings, and EMC offset the negative impact of these changes. Our holdings in diversified companies such as Tyco International significantly helped the fund's performance.

$10,000 OVER LIFE OF FUND

                               GROWTH EQUITY FUND

          LABEL          A              B         C         D
==================================================================
Label
    1                     07/01/99      10000     10000     10000
    2                     09/30/99       9703      9624      9482
    3                     12/31/99      11880     12097     11436
    4                     03/31/00      13021     12980     12269
    5                     06/30/00      12733     12586     11757
    6                     09/30/00      12033     11921     11600

TEN LARGEST HOLDINGS AS OF 9/30/00

Company                                          % of Fund's Net       Market Value
                                                     Assets
General Electric Co                                   6.57%            $ 8,579,861
Cisco Systems, Inc                                    5.62               7,332,780
Pfizer, Inc                                           4.46               5,824,214
EMC Corp                                              4.12               5,376,540
Intel Corp                                            4.10               5,347,514
Microsoft Corp                                        3.51               4,584,534
Oracle Corp                                           3.47               4,531,905
Sun Microsystems, Inc                                 2.73               3,563,210
International Business Machines Corp                  2.10               2,745,000
Lucent Technologies, Inc                              1.57               2,049,460

PERFORMANCE AT A GLANCE AS OF 9/30/00

                               Average Annual Compound       Cumulative Rates
                               Rates of Total Return(1)      of Total Return(1)             Expense       Net Assets
                               1 year    since inception(2)  1 year   since inception(2)    Ratio         in millions
INSTITUTIONAL
GROWTH EQUITY FUND(3)          24.01%        15.98%          24.01%        20.33%           0.22%         $130.53

Russell 3000(R) Growth Index   23.87         15.06           23.87         19.21              --               --

Lipper Growth Fund Index       22.34         12.61           22.34         16.00              --               --

(1) Returns for the Institutional Growth Equity Fund reflect past performance. No assurance can be given that the fund will be able to achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the Institutional Growth Equity Fund was 7/1/99.

(3) The expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2003, to waive a portion of the fund's management fee and limit the fund's other expenses.


4  TIAA-CREF Institutional Mutual Funds 2000 ANNUAL REPORT

Institutional
GROWTH & INCOME FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Growth & Income Fund seeks favorable long-term returns through capital appreciation and investment income, primarily from a broadly diversified portfolio of common stocks.

PORTFOLIO PROFILE

- Employs TIAA-CREF's Dual Investment Management Strategy(SM). Indexed portion aims to slightly exceed the fund's benchmark, the S&P 500, with low volatility.

- Active portion (48 percent as of 9/30/00) buys stocks when priced fairly or at a discount to growth potential and asset values.

- Occasionally acquires stocks of foreign-based companies not in the benchmark.

PERFORMANCE FOR THE YEAR ENDED SEPTEMBER 30, 2000

For the twelve-month period ended September 30, 2000, the Institutional Growth and Income Fund had a return of 16.18 percent, outperforming its benchmark, the S&P 500 Index, by 2.90 percentage points. The fund was 4.99 percentage points ahead of its competition as measured by the Lipper Growth & Income Fund Index.

During the first half of the year, the fund's strong returns were due to stock selections in technology and telecommunications. Despite the correction in NASDAQ early in the second quarter, the fund again derived most of its positive performance from stock selection within the technology sector. For example, both Sanmina and EMC performed well, and the portfolio benefited from being underexposed to Microsoft and Texas Instruments. In other sectors, Cardinal Health, Nabisco, and John Hancock Financial performed well. Companies that detracted from performance in the second quarter include Johnson & Johnson and LSI Logic.

During the second half of the year, the fund benefited from having more holdings than the benchmark index in health care stocks, which modestly outperformed the broader market. Specifically, Health Manage and Cardinal Health performed well. While technology stocks underperformed the overall market, successful stock selection in companies such as Applied Micro Circuits and Texas Instruments also boosted performance.

Compared with its benchmark, the fund ended the year slightly underweight in the financial services sector, which led the broader market as stock prices in this sector recovered from relatively low levels. The fund experienced disappointment with stock selection in the telecommunications sector (e.g., Viatel).

While the fund continues to see opportunities in the actively managed sub-portfolio, continued high levels of market volatility constrain the active portion's relative size versus the enhanced index sub-portfolio.


$10,000 OVER LIFE OF FUND

                               GROWTH AND INCOME

             Label            A                 B                C               D
--------------------------------------------------------------------------------------------
Label
--------------------------------------------------------------------------------------------
    1                        06/30/99           10000            10000           10000
--------------------------------------------------------------------------------------------
    2                        09/30/99            9337             9376            9200
\--------------------------------------------------------------------------------------------
    3                        12/31/99           10822            10771           10025
--------------------------------------------------------------------------------------------
    4                        03/31/00           11187            11018           10194
--------------------------------------------------------------------------------------------
    5                        06/30/00           10894            10725            9937
--------------------------------------------------------------------------------------------
    6                        09/30/00           10841            10621           10229
--------------------------------------------------------------------------------------------



TEN LARGEST HOLDINGS AS OF 9/30/00

Company                      % of Fund's Net Assets             Market Value
General Electric Co                4.34%                       $2,836,725
Cisco Systems, Inc                 3.21                         2,099,500
Exxon Mobil Corp                   2.76                         1,800,414
Intel Corp                         2.47                         1,612,167
Microsoft Corp                     2.23                         1,454,978
Pfizer, Inc                        2.17                         1,420,833
EMC Corp                           2.08                         1,357,715
Oracle Corp                        1.91                         1,250,943
Citigroup, Inc                     1.88                         1,230,732
Wal-Mart Stores, Inc               1.72                         1,120,494


PERFORMANCE AT A GLANCE AS OF 9/30/00

                                    Average Annual Compound       Cumulative Rates
                                    Rates of Total Return(1)      of Total Return(1)             Expense           Net Assets
                                    1 year  since inception(2)    1 year   since inception(2)    Ratio             in millions
INSTITUTIONAL
GROWTH & INCOME FUND(3)             16.18%      6.68%             16.18%        8.41%            0.22%             $65.33

S&P 500 Index                       13.28       4.93              13.28         6.21              --                --

Lipper Growth & Income Fund Index   11.19       1.83              11.19         2.30              --                --

(1) Returns for the Institutional Growth & Income Fund reflect past performance. No assurance can be given that the fund will be able to achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the Institutional Growth & Income Fund was 7/1/99.

(3) The expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2003, to waive a portion of the fund's management fee and limit the fund's other expenses.


                      2000 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 5

Institutional
EQUITY INDEX FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Equity Index Fund seeks favorable long-term returns through capital appreciation and investment income, primarily from a broadly diversified portfolio of common stocks.

PORTFOLIO PROFILE

-    Tracks the overall market for common stocks publicly traded in the U.S.

-    Benchmarked to the Russell 3000(R) Index.

- Uses a sampling approach to create a portfolio that closely matches the investment characteristics of the Russell 3000(R) Index without actually investing in all 3000 stocks in the index.

PERFORMANCE FOR THE YEAR ENDED SEPTEMBER 30, 2000

For the twelve-month period ended September 30, 2000, the Institutional Equity Index Fund had a return of 17.49 percent, trailing its benchmark, the Russell 3000(R) Index, by 0.70 percentage points.

The investment objective of the Institutional Equity Index Fund is to replicate the return and risk characteristics of the Russell 3000(R) Index as closely as possible. As such, the relative performance of the fund versus its benchmark is generally not affected by the relative performance of different stocks, sectors or investment styles (e.g., Growth, Value). Small deviations in the fund's holdings versus those in the Russell 3000(R) Index can, however, result from several factors, including the fund's various strategies for controlling trading costs. Consequently, extreme variations in performance between different stocks, sectors, or investment styles can have some impact on the relative performance of the fund.

After Y2K fears subsided in the first quarter of 2000, markets experienced a run-up in growth and momentum stocks in the technology sector. The second quarter was initially characterized by a continued shift away from what had been the top-performing growth and momentum stocks. In the first couple of months of the year, growth stocks substantially outperformed value stocks by any measure.


By March, however, a reversal was underway, and value stocks outperformed growth stocks in both April and May. In June, growth stocks roared again. In all cases, the fluctuations in the relative performance of these two groups of stocks were as high as they had ever been. In the third quarter, however, investors' concerns about slower earnings became more prominent.


$10,000 OVER LIFE OF FUND

                                  EQUITY INDEX

          LABEL          A              B         C
=======================================================
Label
    1                     06/30/99      10000     10000
    2                     09/30/99       9340      9342
    3                     12/31/99      10828     10857
    4                     03/31/00      11253     11352
    5                     06/30/00      10877     10973
    6                     09/30/00      10960     11041


TEN LARGEST HOLDINGS AS OF 9/30/00

Company                                         % of Fund's Net      Market Value
                                                    Assets
General Electric Co                                  4.05%             $2,090,998
Cisco Systems, Inc                                   2.79               1,443,240
Exxon Mobil Corp                                     2.21               1,141,334
Pfizer, Inc                                          2.02               1,042,999
Intel Corp                                           1.97               1,016,286
Citigroup, Inc                                       1.73                 892,247
Microsoft Corp                                       1.69                 871,334
EMC Corp                                             1.53                 792,405
International Business Machines Corp                 1.41                 726,975
American International Group, Inc                    1.35                 696,126


PERFORMANCE AT A GLANCE AS OF 9/30/00

                           Average Annual Compound         Cumulative Rates
                           Rates of Total Return(1)        of Total Return(1)             Expense           Net Assets
                           1 year   since inception(2)     1 year   since inception(2)    Ratio             in millions

INSTITUTIONAL
EQUITY INDEX FUND(3)       17.49%          7.72%           17.49%         9.73%           0.17%             $51.67

Russell 3000(R) Index      18.19           8.23            18.19         10.41             --                --

(1) Returns for the Institutional Equity Index Fund reflect past performance. No assurance can be given that the fund will be able to achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the Institutional Equity Index Fund was 7/1/99.

(3) The expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2003, to waive a portion of the fund's management fee and limit the fund's other expenses.


6   TIAA-CREF Institutional Mutual Funds  2000 ANNUAL REPORT

Institutional
SOCIAL CHOICE EQUITY FUND

INVESTMENT OBJECTIVE

The Institutional Social Choice Equity Fund seeks a favorable long-term rate of return that reflects the investment performance of the U.S. stock market while giving special consideration to certain social criteria.

PORTFOLIO PROFILE

- Attempts to track the return of the S&P 500 Index by investing in companies that meet the fund's social criteria.

- Current social criteria exclude investing in companies that do significant damage to the natural environment, have significant business in weapons production or gaming or gambling operations, produce or market alcohol or tobacco products, or nuclear energy.

- Does not invest in stocks of U.S. firms with operations in Northern Ireland that have not adopted the MacBride Principles or the Fair Employment Act of 1989 (Northern Ireland).

PERFORMANCE FOR THE YEAR ENDED SEPTEMBER 30, 2000

For the twelve-month period ended September 30, 2000, the Institutional Social Choice Equity Fund had a return of 13.84 percent, outperforming its benchmark, the S&P 500 Index, by 0.56 percentage points. The fund beat its competition by
2.65 percentage points, as measured by the Lipper Growth & Income Fund Index.

A number of stocks in the S&P 500 cannot be held by the fund, because they do not pass specific social screens. The fund attempts to match the S&P 500 Index benchmark by owning stocks that belong to the index, as well as owning stocks that are not in the index. For example, the screens preclude ownership in aerospace and defense stocks and integrated oil companies that are included in the index.

For the first half of the period, the fund benefited from its holdings in energy stocks relative to the benchmark and by not owning aerospace or defense stocks. During the second half of the period, the fund's performance was attributed to its underweight position versus the benchmark in companies that produce consumer goods (durables), and to its overweight position in financial services. Not owning General Electric detracted from the fund's performance, as did not owning stocks in integrated oil companies such as Exxon, which performed well.

$10,000 OVER LIFE OF FUND
[LINE GRAPH]

                               SOCIAL CHOICE FUND

               Label          A              B              C              D
---------------------------------------------------------------------------------
Label
---------------------------------------------------------------------------------
    1                           07/01/99     10000           10000          10000
---------------------------------------------------------------------------------
    2                           09/30/99      9364            9376           9200
---------------------------------------------------------------------------------
    3                           12/31/99     10650           10771          10025
---------------------------------------------------------------------------------
    4                           03/31/00     11013           11018          10194
---------------------------------------------------------------------------------
    5                           06/30/00     10803           10725           9937
---------------------------------------------------------------------------------
    6                           09/30/00     10660           10621          10229
---------------------------------------------------------------------------------


TEN LARGEST HOLDINGS AS OF 9/30/00
COMPANY                                       % OF FUND'S NET       MARKET VALUE
                                                  ASSETS
Cisco Systems, Inc                                 3.20%            $939,250
Microsoft Corp                                     2.61              765,968
Intel Corp                                         2.50              731,500
Citigroup, Inc                                     2.43              713,625
American International Group, Inc                  2.34              685,313
Wal-Mart Stores, Inc                               1.89              553,437
International Business Machines Corp               1.88              551,250
Oracle Corp                                        1.83              535,500
EMC Corp                                           1.83              535,275
Merck & Co, Inc                                    1.75              513,618

PERFORMANCE AT A GLANCE AS OF 9/30/00

                                        AVERAGE ANNUAL COMPOUND             CUMULATIVE RATES
                                        RATES OF TOTAL RETURN(1)            OF TOTAL RETURN(1)               EXPENSE     NET ASSETS
                                      1 YEAR    SINCE INCEPTION(2)     1 YEAR        SINCE INCEPTION(2)      RATIO       IN MILLIONS
INSTITUTIONAL
SOCIAL CHOICE EQUITY FUND(3)           13.84%          5.25%           13.84%               6.60%             0.18%         $29.31

S&P 500 Index                          13.28           4.93            13.28                6.21                --              --

Lipper Growth & Income Fund Index      11.19           1.83            11.19                2.30                --              --

(1) Returns for the Institutional Social Choice Equity Fund reflect past performance. No assurance can be given that the fund will be able to achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Institutional Social Choice Equity Fund was 7/1/99.

(3) The expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2003, to waive a portion of the fund's management fee and limit the fund's other expenses.


                    2000 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds   7

Institutional
BOND FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Bond Fund seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.

PORTFOLIO PROFILE

- Aims to match the risk characteristics of the benchmark, so returns should be similar to those of the benchmark index.

- Overweights investments in undervalued securities as compared with the benchmark, and underweights investments in overvalued securities as compared with the benchmark.

- Utilizes sector allocation strategies to maintain optimum portfolio structure.

PERFORMANCE FOR THE YEAR ENDED SEPTEMBER 30, 2000

For the twelve-month period ended September 30, 2000, the Institutional Bond Fund had a return of 7.07 percent, 0.08 percentage points ahead of its benchmark, the Lehman Brothers Aggregate Bond Index. The fund was 0.95 percentage points ahead of its competition, as measured by the Lipper Intermediate Investment Grade Debt Index.

Bonds experienced dramatic shifts in market sentiment. For example, at the beginning of the third quarter, the Treasury yield curve was virtually flat. This could be attributed to two events: (1) the continuation of the U.S Treasury's buybacks to use the budget surplus to reduce government debt and (2) tightening by the Federal Reserve. But by the end of the third quarter the yield curve steepened in response to the end of interest-rate hikes by the Fed and new inflation concerns due in part to rising oil prices.

Reflecting these shifts in the Treasury yield curve, securities in the spread sectors -- e.g., corporate bonds and mortgage-backed securities -- posted mixed results. They underperformed Treasuries in April and May and then bounced back in June and July. (The spread refers to the difference between the yield of a bond and a Treasury security of similar duration.) These sectors of the bond market then stabilized over the course of the third quarter.

The fund was positioned close to its index, with the option-adjusted duration of the portfolio within 1 percent of its benchmark. The fund benefited from its slightly underweight position in spread sector securities early in the second quarter and later benefited from being modestly overweight in the spread sectors.

$10,000 OVER LIFE OF FUND
[LINE GRAPH]

                                   BOND FUND

               LABEL              A          B         C         D
LABEL
    1                        07/01/99         10000     10000     10000
    2                        09/30/99         10067     10068     10064
    3                        03/31/00         10059     10056     10044
    4                        06/30/00         10278     10278     10242
    5                        09/30/00         10451     10456     10375
    6                        09/30/00         10779     10772     10679

TOP FIVE MARKET SECTORS                 as of 9/30/00
Mortgage-backed securities*                 49.0%
U.S. government securities                  23.8
Corporate bonds                             22.5
Money market instruments                     1.8
Yankees**                                    2.9

* Includes government-backed, private-label securities and asset-backed securities

** Foreign government and corporate bonds denominated in U.S. dollars

INSTITUTIONAL BOND FUND VS. BENCHMARK:
RISK CHARACTERISTICS

Measure*                                                Option-Adjusted Duration
                                Average Life                (in years)9/30/00
                             (in years)9/30/00
Institutional Bond Fund             8.3                            4.84
Lehman Brothers
Aggregate Bond Index                8.5                            4.80

* As calculated using an analytical model developed by Capital Management Sciences, a widely recognized investment research firm.


PERFORMANCE AT A GLANCE AS OF 9/30/00

                                   Average Annual Compound           Cumulative Rates
                                    Rates of Total Return(1)          of Total Return(1)          Expense           Net Assets
                                 1 year     since inception(2)     1 year   since inception(2)     Ratio           in millions
INSTITUTIONAL
BOND FUND(3)                      7.07%           6.19%             7.07%         7.79%            0.19%             $151.70

Lehman Brothers
Aggregate Bond Index              6.99            6.12              6.99          7.72               --                   --

Lipper Intermediate
Investment Grade Debt Index       6.12            5.40              6.12          6.79               --                   --

(1) Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Institutional Bond Fund was 7/1/99.

(3) The expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2003, to waive a portion of the fund's management fee and limit the fund's other expenses.

8   TIAA-CREF Institutional Mutual Funds  2000 ANNUAL REPORT

Institutional
MONEY MARKET FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Money Market Fund seeks high current income, to the extent consistent with maintaining liquidity and preserving capital.

PORTFOLIO PROFILE

- Invests in money market securities classified as first-tier securities, which are ranked in the highest category by nationally recognized statistical rating organizations.

-   Average weighted maturity of 90 days or less.

-   Longest maturity will be 397 days.

PERFORMANCE FOR THE YEAR ENDED SEPTEMBER 30, 2000

For the twelve-month period ended September 30, 2000, the TIAA-CREF Institutional Money Market Fund returned 6.19 percent, beating its benchmark, the iMoneyNet Fund Report Average -- All Taxable, by 0.61 percentage points. The fund outperformed its competition, as measured by the Lipper Money Market Funds Average, by 0.76 percentage points.

For the twelve months ended September 30, 2000, the average weighted maturity of the fund varied from a low of 19 days to a high of 55 days, compared with a 45- to 57-day range for the benchmark.

From July 1 to September 30, we made two asset allocation changes to the composition of the fund. First, we decreased our holdings in commercial paper to 92 percent from 100 percent in the prior quarter. Second, we increased our holdings in the U.S. government agency sector to 8 percent from 0 percent in the prior quarter.

During the twelve-month period, the Federal Reserve met eight times and raised short-term interest rates four times. Currently, the Federal Funds and Discount Rates are 6.50 percent and 6.00 percent respectively. Market participants expect the Federal Reserve to be in a holding pattern for both the fourth quarter of 2000 and the first quarter of 2001.


$10,000 OVER LIFE OF FUND

                              MONEY MARKET FUND

                Label              A                B              C               D
Label
    1                         07/01/99            10000          10000         10000
    2                         09/30/99            10128          10115         10110
    3                         12/31/99            10270          10241         10234
    4                         03/31/00            10420          10375         10365
    5                         06/30/00            10581          10521         10506
    6                         09/30/00            10755          10680         10659

[PIE CHART]
ASSET ALLOCATION AS OF 9/30/00

Commercial Paper                       92%
U.S. Government Agency Securities       8%

PERFORMANCE AT A GLANCE AS OF 9/30/00

                                      AVERAGE ANNUAL COMPOUND        CUMULATIVE RATES
                                      RATES OF TOTAL RETURN(1)      OF TOTAL RETURN(1)          EXPENSE      AVERAGE MATURITY
                                    1 YEAR    SINCE INCEPTION(2)  1 YEAR   SINCE INCEPTION(2)    RATIO     (DAYS) AS OF 9/28/00
INSTITUTIONAL
MONEY MARKET FUND(3)                 6.19%         5.99%           6.19%         7.55%           0.16%              34

iMoneyNet Fund Report
Average(TM) -- All Taxable           5.58          5.40            5.58          6.81            0.49               51

Lipper Money Market Funds Average    5.43          5.25            5.43          6.60              --               --

                                                        NET ANNUALIZED YIELD
                                     NET ASSETS     FOR THE 7 DAYS ENDED 9/26/00
                                     IN MILLIONS     CURRENT         EFFECTIVE
INSTITUTIONAL
MONEY MARKET FUND(3)                  $25.29          6.48%             6.69%

(i) MoneyNet Fund Report
Average(TM) -- All Taxable                --          5.99              6.17

Lipper Money Market Funds Average         --            --                --


(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Institutional Money Market Fund. Future returns will fluctuate. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund. The current yield more closely reflects the Institutional Money Market Fund's current earnings than does the total return.

(2) Inception date of the Institutional Money Market Fund was 7/1/99.


(3) The expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2003, to waive a portion of the fund's management fee and limit the fund's other expenses.

LIKE THE OTHER INSTITUTIONAL FUNDS, THE TIAA-CREF INSTITUTIONAL MONEY MARKET FUND IS NOT A DEPOSIT OF ANY BANK AND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER U.S. GOVERNMENT AGENCY.


                     2000 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  9

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

                            STATEMENT OF INVESTMENTS          SUMMARY BY COUNTRY

                               September 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              VALUE          %
FOREIGN
AUSTRALIA                                  $  1,292,873      1.52%
AUSTRIA                                          89,321      0.11
BELGIUM                                         415,234      0.49
BERMUDA                                         345,375      0.41
CANADA                                        1,233,088      1.45
DENMARK                                         790,274      0.93
FINLAND                                       1,660,037      1.96
FRANCE                                        7,891,168      9.30
GERMANY                                       5,682,118      6.69
HONG KONG                                     1,877,634      2.21
IRELAND                                         276,561      0.33
ISRAEL                                          976,500      1.15
ITALY                                         2,743,208      3.23
JAPAN                                        19,212,672     22.63
NETHERLANDS                                   6,219,676      7.33
NEW ZEALAND                                      51,882      0.06
NORWAY                                          182,106      0.21
PORTUGAL                                        257,931      0.30
SINGAPORE                                     1,629,024      1.92
SPAIN                                         1,503,827      1.77
SWEDEN                                        1,517,125      1.79
SWITZERLAND                                   2,903,718      3.42
UNITED KINGDOM                               23,487,531     27.67
                                           ------------   -------
TOTAL FOREIGN                                82,238,883     96.88
SHORT TERM INVESTMENT                         2,650,543      3.12
                                           ------------   -------
TOTAL PORTFOLIO                            $ 84,889,426    100.00%
                                           ============   =======

 10  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

                            STATEMENT OF INVESTMENTS

                               SEPTEMBER 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PRINCIPAL/SHARES                                        VALUE
BOND -- 0.00%
CORPORATE BOND -- 0.00%
TRANSPORTATION -- 0.00%
AIR TRANSPORTATION -- 0.00%
                   BAE SYSTEMS PLC
        392(1)     7.450%, 11/30/03                  $       570
                                                     -----------
                   TOTAL TRANSPORTATION                      570
                                                     -----------
TOTAL CORPORATE BOND
(Cost $450)                                                  570
                                                     -----------
TOTAL BOND
(Cost $450)                                                  570
                                                     -----------
---------------
(1) Denominated in British Pounds.
PREFERRED STOCK -- 1.29%
BASIC INDUSTRIES -- 0.83%
CHEMICALS AND PLASTIC -- 0.83%
     11,550        HENKEL KGAA                           696,214
                                                     -----------
                   TOTAL BASIC INDUSTRIES                696,214
                                                     -----------
CONSTRUCTION AND REAL ESTATE -- 0.01%
BUILDING MATERIALS -- 0.01%
        196        DYCKERHOFF ZEMENTWERKE AG.              3,355
                                                     -----------
                   TOTAL CONSTRUCTION AND REAL
                     ESTATE                                3,355
                                                     -----------
CONSUMER DURABLE -- 0.00%
TEXTILE, APPAREL AND ACCESSORIES -- 0.00%
          7        ESCADA AG.                                673
                                                     -----------
                   TOTAL CONSUMER DURABLE                    673
                                                     -----------
MEDIA AND LEISURE -- 0.45%
BROADCASTING -- 0.45%
      3,300        PROSIEBEN MEDIA AG.                   377,103
                                                     -----------
                   TOTAL MEDIA AND LEISURE               377,103
                                                     -----------
TOTAL PREFERRED STOCK
(Cost $971,328)                                        1,077,345
                                                     -----------
COMMON STOCK -- 96.80%
BASIC INDUSTRIES -- 3.24%
CHEMICALS AND PLASTIC -- 1.88%
      7,000        ASAHI CHEMICAL INDUSTRY CO LTD         41,782
      3,553        BASF AG.                              126,256
      2,813        BOC GROUP PLC                          37,223
      2,871        DAICEL CHEMICAL INDUSTRIES LTD          7,970
      4,000        DAINIPPON INK & CHEMICAL, INC          14,880
      2,110        DENKI KAGKU KOGYO                       7,654
         41     *  GIVAUDAN AG.                           10,615
        773        GREENCORE GROUP PLC                     1,896
      1,000        IWATANI & CO LTD                        1,989
      1,532        KANEKA CORP                            16,204
      3,273        KAO CORP                               89,351
        474        KEMIRA OYJ                              2,476

  SHARES                                                VALUE
      1,000        KUREHA CHEMICAL INDUSTRY CO LTD   $     2,618
        534        L'AIR LIQUIDE                          62,624
         34        LONZA AG. (REGD)                       16,110
      3,683        L'OREAL S.A.                          285,834
     10,737        MITSUBISHI CHEMICAL CORP               37,260
      3,000        MITSUBISHI GAS CHEMICAL CO, INC         9,189
    109,000        OMNI INDUSTRIES LTD                   172,242
        842        ORICA LTD                               2,614
      3,250        SEKISUI CHEMICAL CO LTD                10,646
      2,403        SHIN-ETSU CHEMICAL CO LTD             101,181
      2,367        SHISEIDO & CO LTD                      29,395
      4,000     *  SHOWA DENKO K.K.                        4,923
         21        SIKA FINANZ AG. (BR)                    6,111
      1,660        SNIA S.P.A.                             3,376
        405        SOLVAY ET CIE S.A.                     24,033
      7,436        SUMITOMO CHEMICAL CO LTD               37,021
      5,081        TAKEDA CHEMICAL INDUSTRIES LTD        335,723
      4,000        TEIJIN LTD                             16,657
      7,000        TORAY INDUSTRIES, INC                  27,336
      2,000        TOSOH CORP                              6,255
      3,286        UBE INDUSTRIES LTD                      6,842
        509        URALITA S.A.                            3,085
      1,665        WESFARMERS LTD                         12,037
         30        ZODIAC S.A.                             6,221
                                                     -----------
                                                       1,577,629
                                                     -----------
STEEL AND OTHER METALS -- 0.97%
        271        ACERINOX S.A.                           7,174
         26     *  ALUSUISSE GROUP AG. (REGD)             15,493
        286        ASTRUIANA DE ZINC S.A. MINES            2,586
         78        BEKAERT S.A.                            3,234
     12,125        CORUS GROUP PLC                         9,187
        183        ELKEM AS                                3,265
         33        FISCHER (GEORGE) LTD (REGD)             8,897
      3,919        GKN PLC                                39,082
        106        GROUP 4 FALCK A/S                      15,421
     14,000        HITACHI CABLE LTD                     159,355
        668        ILUKA RESOURCES LTD                     1,515
      3,000     *  JAPAN STEEL WORKS LTD                   2,915
        981        JOHNSON MATTHEY PLC                    13,706
     13,000        KAWASAKI STEEL CORP                    15,278
      9,543        MIM HOLDINGS LTD                        5,684
      5,000        MITSUBISHI MATERIALS CORP              15,500
      2,312        MITSUI MINING & SMELTING CO LTD        20,111
      1,001        NEWCREST MINING LTD                     2,130
      5,000        NIPPON LIGHT METAL CO LTD               4,441
     41,000        NIPPON STEEL CORP                      72,848
         44        NKT HOLDINGS AS                        13,219
      8,226        NORMANDY MINING LTD                     4,441
        573        OUTOKUMPU OYJ SERIES A                  4,424
        463        PECHINEY S.A.                          18,507
        915        PREUSSAG AKTIEGESELLSCHAFT AG.         28,162
        542        RAUTARUUKKI SERIES K                    1,846
      1,785        RIO TINTO LTD                          23,925
      5,768        RIO TINTO LTD PLC (REGD)               83,659
      1,000        SANWA SHUTTER CORP                      2,729
        126        SAPA AB                                 1,863

See notes to financial statements                        2000 ANNUAL REPORT   11

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SHARES                                                VALUE
STEEL AND OTHER METALS -- (CONTINUED)
        400        SMC CORP                          $    67,184
        618        SMITH (HOWARD) LTD                      2,407
        450        SONS OF GWALIA                          1,303
      2,820        SUMITOMO HEAVY INDUSTRIES LTD           6,602
     21,000     *  SUMITOMO METAL INDUSTRIES LTD          12,243
      2,036        SUMITOMO METAL MINING CO LTD           11,248
        373        SVENSKT STAL AB SERIES A (SAAB)         2,962
      2,694        THYSSENKRUPP AG.                       36,585
      1,000        TOSTEM CORP                            13,973
        815        TOYO SEIKAN KAISHA LTD                 14,322
        600        TRELLEBORG AB SERIES B FREE             3,799
        100        UNION MINIERE GROUP S.A.                3,518
        591        USINOR                                  5,366
      6,947        WMC LTD                                28,675
                                                     -----------
                                                         810,784
                                                     -----------
PAPER AND FOREST PRODUCTS -- 0.39%
      2,724        AMCOR LTD                               7,524
        663        ASSIDOMAN AB                           10,392
        479        BUHRMANN NV                            12,046
      3,829        BUNZL PLC                              21,455
     12,747        CARTER HOLT HARVEY LTD                  8,497
        158        GRUPO EMPRESARIAL ENCE S.A.             2,649
      4,982        JEFFERSON SMURFIT GROUP PLC             8,748
      1,000        KOKUYO CO LTD                          16,749
         78        MAYR-MELNHOF KARTON AG.                 3,303
      2,000        MITSUBISHI PAPER MILLS LTD              4,312
      2,000        NGK INSULATORS LTD                     28,687
      5,198        NIPPON PAPER INDUSTRIES CO             31,795
         93        NORD-EST S.A.                           2,105
        183        NORSKE SKOGINDUSTRIER SERIES A          5,765
      5,000        OJI PAPER CO LTD                       30,631
      1,287        PAPERLINX LTD                           2,411
        344        PORTUCEL INDUSTRIA EMPRESA              2,036
      1,986        RENO DE MEDICI S.P.A.                   4,100
      2,700        REXAM PLC                               9,181
      1,258        SCA AB SERIES B                        22,200
      3,365        SEKISUI HOUSE LTD                      32,541
      1,000        SUMITOMO FORESTRY CO LTD                7,181
        300        UNI CHARM CORP                         16,018
      1,412        UPM-KYMMENE OYJ                        36,096
                                                     -----------
                                                         326,422
                                                     -----------
                   TOTAL BASIC INDUSTRIES              2,714,835
                                                     -----------
BUSINESS SERVICES -- 3.53%
ADVERTISING AND OTHER SERVICES -- 3.53%
         96        ADECCO S.A. (REGD)                     62,206
        500        BENESSE CORP                           30,075
      3,780        CAPITA GROUP PLC                       33,532
     13,600        FUGRO NV                              779,462
     33,244        HAYS PLC                              193,410
        264     *  ISS - INTERNATIONAL SERVICE
                     SYSTEM A/S                           16,394

  SHARES                                                VALUE
        200        OYO CORP                          $     2,387
        182        PROSEGUR COMPANIA DE SEGURIDAD
                     S.A.                                  1,925
     13,575        RENTOKIL INITIAL PLC                   30,457
     75,805        REUTERS GROUP PLC                   1,436,836
        818        SECOM CO LTD                           65,782
      1,930        SECURITAS AB SERIES B FREE             42,174
      6,000        SEMBCORP INDUSTRIES LTD                 5,585
     13,927        SINGAPORE TECHNOLOGIES
                     ENGINEERING LTD                      20,647
         36        SURVEILLANCE S.A. SOCIETE DE           12,184
        570        VEDIOR NV                               8,299
     11,000        WHARF HOLDINGS LTD                     22,502
     16,139        WPP GROUP PLC                         193,278
                                                     -----------
                   TOTAL BUSINESS SERVICES             2,957,135
                                                     -----------
CONSTRUCTION AND REAL ESTATE -- 2.18%
BUILDING MATERIALS -- 1.20%
      6,553        ASAHI GLASS CO LTD                     67,009
      3,776        BLUE CIRCLE INDUSTRIES PLC             23,001
      2,480        BORAL LTD                               2,653
      2,494        CARADON PLC                             6,508
      1,678        CEMENTIR S.P.A.                         2,280
        573        CIMENTOS DE PORTUGAL                   13,121
      1,712        CRH PLC (IRELAND)                      27,253
      6,812     *  CRH PLC (UNITED KINGDOM)              108,188
      5,292        CSR LTD                                11,627
         29        GLAVERBEL S.A.                          2,047
     20,136        HANSON PLC                            112,236
        343        HEIDELBERGER ZEMENT AG.
                     (GERMANY)                            17,191
         50        HOLDERBANK FINANCIERE GLARUS AG.
                     (BR)                                 52,098
        172        HOYA CORP                              13,481
         32        IMERYS S.A.                             3,269
      3,417        IMPERIAL CHEMICAL INDUSTRY PLC         19,450
      1,351        INAX CORP                               6,926
        995        ITALCEMENTI S.P.A.                      8,235
      1,166        JAMES HARDIE INDUSTRIES LTD             2,267
      1,567        KINDEN CORP                             9,425
        590        LAFARGE S.A. (BR)                      40,609
     17,000        NIPPON SHEET GLASS CO LTD             272,949
      7,039        PILKINGTON PLC                          8,455
        159        PORTLAND VALDERRIVAS S.A.               3,006
      1,171        RMC GROUP PLC                          10,214
        958        SCHNEIDER ELECTRIC S.A.                60,358
        487        ST. GOBAIN S.A.                        61,237
      1,000        SUMITOMO OSAKA CEMENT CO LTD            4,266
      6,000        TAIHEIYO CEMENT CORP                    9,439
      1,000        TAKARA STANDARD CO                      3,784
      1,000        TOTO LTD                                8,143
        320        WIENERBERGER BAUSTOFF AG.               6,853
      2,104        WOLSELEY PLC                            9,954
                                                     -----------
                                                       1,007,532
                                                     -----------

 12  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SHARES                                                VALUE
CONSTRUCTION -- 0.37%
        215        ACS ACTIVIDADES DE CONSTRUCCION
                     Y SERVICIOS S.A.                $     4,845
      1,579        AMEC PLC                                6,688
      1,075        AUTOPISTAS CONCESIONARIA
                     ESPANOLA S.A.                         8,442
      1,737        BARRATT DEVELOPMENTS PLC                6,728
        362        BERKELEY GROUP PLC                      3,072
      1,714        BOUYGUES S.A.                          86,362
      2,521        BRISA-AUTO ESTRADAS DE PORTUGAL
                     S.A.                                 20,955
        700        DAITO TRUST CONSTRUCTION CO LTD        11,329
      3,000        DAIWA HOUSE INDUSTRY CO LTD            20,960
      1,644        DRAGADOS Y CONSTRUCCIONES S.A.         13,070
        621        FOMENTO CONSTRUCCIONES Y
                     CONTRATAS S.A.                       10,247
      5,000     *  FUJITA CORP                             1,712
        304        HOCHTIEF AG.                            6,290
      2,000        JGC CONSTRUCTION CORP                  10,198
      2,000        KAJIMA CORP                             5,237
        953        LEIGHTON HOLDINGS LTD                   3,258
        319        MAEDA ROAD CONSTRUCTION CO LTD          1,481
      1,000        NISHIMATSU CONSTRUCTION CO LTD          3,312
      3,000        OBAYASHI CORP                          11,104
      1,000        OKUMURA CORP                            3,285
      2,000        SHIMIZU CORP                            5,885
        500        SHO-BOND CORP                           6,931
        593        SKANSKA AB SERIES B FREE               20,345
      7,000        TAISEI CORP                            10,429
      2,174        TAYLOR WOODROW PLC                      4,773
      1,000        TODA CONSTRUCTION CO                    4,044
      1,906        TRANSURBAN GROUP                        3,819
      5,000        UNITED INDUSTRIAL CORP                  2,327
         96        VA TECHNOLOGIE AG. (BR)                 4,828
        249        VINCI                                  12,689
                                                     -----------
                                                         314,645
                                                     -----------
REAL ESTATE -- 0.61%
      1,414        AMP DIVERSIFIED PROPERTY TRUST          1,822
      2,491        BRITISH LAND PLC                       16,398
      4,000        CITY DEVELOPMENTS LTD                  19,537
      1,000        DAIWA KOSHO LEASE CO LTD                3,053
      5,589        DBS LAND LTD                            8,542
      4,734        GANDEL RETAIL TRUST                     2,845
      9,641        GENERAL PROPERTY TRUST                 13,470
        660        GREAT PORTLAND ESTATES PLC              2,551
        723        HAMMERSON PLC                           4,452
      4,000        HANG LUNG DEVELOPMENT CO LTD            4,027
      6,249        HENDERSON LAND DEVELOPMENT CO
                     LTD                                  32,219
      5,000        HYSAN DEVELOPMENT CO LTD                6,509
        404        METROVACESA S.A.                        6,416
      2,927        MIRVAC GROUP                            5,547
      7,000        MITSUBISHI ESTATE CO LTD               72,940
      5,096        MITSUI FUDOSAN CO LTD                  63,853
      8,639        NEW WORLD DEVELOPMENT CO LTD           12,298
      1,000        PARKWAY HOLDINGS LTD                    2,045

  SHARES                                                VALUE
         49        SIMCO S.A. (REGD)                 $     3,268
     13,968        SINO LAND CO LTD                        6,986
      2,200        SLOUGH ESTATES PLC                     11,498
      2,122        STOCKLAND TRUST GROUP (UNITS)           4,271
     17,283        SUN HUNG KAI PROPERTIES LTD           162,924
      2,000        TOKYO TATEMONO CO LTD                   4,071
         31        UNIBAIL S.A.                            4,562
        570     *  URBIS S.A.                              2,379
      1,349        VALLEHERMOSO S.A.                       8,094
        841        WCM BETEILIGUNGS & GRUNDBESITZ
                     AG.                                  20,779
                                                     -----------
                                                         507,356
                                                     -----------
                   TOTAL CONSTRUCTION AND REAL
                     ESTATE                            1,829,533
                                                     -----------
CONSUMER DURABLE -- 0.40%
HOME APPLIANCES AND FURNISHINGS -- 0.02%
         29        FORBO HOLDINGS AG. (REGD)              12,415
        300        SHIMACHU CO LTD                         4,725
                                                     -----------
                                                          17,140
                                                     -----------
TEXTILE, APPAREL AND ACCESSORIES -- 0.38%
        255        ADIDAS SALOMON AG.                     13,980
        477        AOYAMA TRADING CO LTD                   4,392
      9,369        BENETTON GROUP S.P.A.                  16,700
      1,593        BULGARI S.P.A.                         19,609
      1,000        CASIO COMPUTER CO LTD                  11,660
         31        CHARGEURS S.A.                          1,873
      1,241        CITIZEN WATCH CO LTD                   13,333
        136        DOUGLAS HOLDINGS AG.                    4,437
      5,000     *  ESPRIT HOLDINGS LTD                     4,104
      2,000        GUNZE LTD                               5,885
      4,474        HENNES & MAURITZ AB SERIES B           89,637
      2,000     *  KANEBO LTD                              5,570
      1,000        KURARAY CO LTD                          9,679
        895        MARZOTTO & FIGLI S.P.A.                 7,779
      2,000        MITSUBISHI RAYON CO LTD                 6,255
      2,000        NISSHINBO INDUSTRIES, INC               9,864
      2,561        NITTO BOSEKI CO LTD                     3,460
      1,000        ONWARD KASHIYMA CO LTD                  9,439
      3,580        PACIFIC DUNLOP LTD                      2,974
      2,000     *  RENOWN, INC                             1,758
        141        SHIMAMAURA CO LTD                      10,869
        155        THE SWATCH GROUP AG. (REGD)            45,734
      1,000        TOKYO STYLE CO LTD                      8,957
      2,000        TOYOBO CO LTD                           3,535
      2,000        WING TAI HOLDINGS LTD                   1,781
        200        WORLD CO LTD                            6,329
                                                     -----------
                                                         319,593
                                                     -----------
                   TOTAL CONSUMER DURABLE                336,733
                                                     -----------
ENERGY -- 6.32%
OIL, GAS AND OTHER ENERGY SERVICES -- 6.32%
    144,902        BP AMOCO PLC                        1,289,710
      7,705        BP AMOCO PLC (SPONS ADR)              408,365
      9,696        BROKEN HILL PROPRIETARY CO LTD        100,555

See notes to financial statements                        2000 ANNUAL REPORT   13

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SHARES                                                VALUE
OIL, GAS AND OTHER ENERGY SERVICES -- (CONTINUED)
         68        COFLEXIP S.A.                     $     8,550
      4,000        COSMO OIL CO LTD                        7,810
     43,252        ENTE NAZIONALE IDROCARBURI
                     S.P.A.                              228,999
      1,900        FLETCHER CHALLENGE LTD
                     (ENERGY DIVISION)                     6,719
     20,419        IHC CALAND NV                       1,027,037
      3,000     *  JAPAN ENERGY CORP                       3,470
      6,575        LONDON & SCOTTISH MARINE OIL PLC       12,637
      9,000        NIPPON MITSUBISHI OIL CO               52,304
      1,241        NORSK HYDRO AS                         51,945
        144        OMV AKTIENGESELLS AG.                  10,404
      1,000        ORIGIN ENERGY LTD                       1,028
        468     *  PETROLEUM GEO-SERVICES AS               7,938
      6,533        REPSOL YPF S.A.                       120,197
     11,801        ROYAL DUTCH PETROLEUM CO              713,219
      2,736        SANTOS LTD                              9,334
      1,000        SHOWA SHELL SEKIYU K.K.                 4,904
        199        SMEDVIG AS SERIES A                     3,901
         58        TECHNIP S.A.                            8,086
      1,000        TEIKOKU OIL CO LTD                      4,118
      8,320        TOTAL FINA ELF S.A.                 1,217,264
                                                     -----------
                   TOTAL ENERGY                        5,298,494
                                                     -----------
FINANCE -- 18.94%
BANKS, SAVINGS AND LOANS -- 12.31%
      7,967        ABBEY NATIONAL PLC                    105,895
      8,022        ABN-AMRO HOLDINGS NV                  186,880
      3,889        ALLIED IRISH BANK PLC                  41,935
     43,000        ASAHI BANK LTD                        177,077
      2,000     *  ASHIKAGA BANK LTD                       3,886
        624        BANCA COMMERCIALE ITALIANA
                     S.P.A.                                3,199
     28,976        BANCA DI ROMA                          30,810
      3,515        BANCA INTESA RISP S.P.A.                8,219
     79,664        BANCA INTESA S.P.A.                   307,199
        624     *  BANCA INTESA S.P.A. PUT
                     WTS 11/15/02                            817
      1,210        BANCA POPOLARE DI MILANO                7,506
      9,532        BANCO COMERCIAL PORTUGUES S.A.
                     (REGD)                               50,046
        941        BANCO ESPIRITO SANTO S.A.              14,946
     23,946        BANCO SANTANDER CENTRAL HISPANO
                     S.A.                                262,863
        587        BANK AUSTRIA AG.                       31,881
      5,962        BANK OF EAST ASIA LTD                  13,381
      2,000     *  BANK OF FUKUOKA LTD                    11,290
     47,000        BANK OF TOKYO MITSUBISHI LTD          555,421
      6,000        BANK OF YOKOHAMA LTD                   27,318
      8,264        BARCLAYS PLC                          228,727
      2,213        BAYERISCHE HYPO-UND VEREINSBANK
                     AG.                                 122,557
     16,678        BCO BILBAO VIZCAYA ARGENTARIA
                     S.A.                                251,956
      5,055        BNP PARIBAS GROUP                     445,618
      1,895        BPI-SGPS S.A. (REGD)                    6,722
      3,142        CHRISTIANIA BANK OG KREDITKASSE        16,716

  SHARES                                                VALUE
      4,000        CHUO MITSUI TRUST & BANKING CO
                     LTD                             $    14,066
      6,866        COMMONWEALTH BANK OF AUSTRALIA        102,625
     11,399        CREDIT LYONNAIS S.A.                  415,426
      1,490        CREDIT SUISSE GROUP (REGD)            278,441
     10,150        DAIWA BANK LTD                         23,106
      7,518        DBS GROUP HOLDINGS LTD                 82,944
        278        DEN DANSKE BANK AF 1871                35,316
      3,507        DEUTSCHE BANK AG. (REGD)              289,969
      3,541        DNB HOLDING ASA                        15,406
      7,671        DRESDNER BANK AG. (REGD)              336,964
      2,860        FORENINGSSPARBANKEN AB                 40,674
      2,000        GUNMA BANK LTD                         10,845
     11,400        HANG SENG BANK LTD                    122,818
      4,000     *  HOKURIKU BANK LTD                       9,254
     82,745        HSBC HOLDINGS PLC
                     (UNITED KINGDOM)                  1,176,896
      5,000        JOYO BANK                              18,739
      1,752        KBC BANCASSURANCE HOLDINGS NV          73,435
     68,415        LLOYDS TSB GROUP PLC                  638,266
      7,328        MITSUBISHI TRUST & BANKING CORP        60,286
      8,099        NATIONAL AUSTRALIA BANK LTD           111,875
      1,270        NORDIC BALTIC HOLDING AB                8,938
     14,881        NORDIC BALTIC HOLDING (NBH) AB        106,590
      7,739        OVERSEAS CHINESE BANKING CORP
                     LTD                                  48,916
     54,288        ROYAL BANK OF SCOTLAND PLC          1,146,181
     74,641        SAKURA BANK LTD                       556,732
      7,575        SAN PAOLO-IMI S.P.A.                  123,125
     20,000        SANWA BANK LTD                        178,048
      1,000        SEVENTY-SEVEN (77) BANK LTD             7,477
      4,000        SHIZUOKA BANK LTD                      34,055
      3,834        SKANDINAVISKA ENSKILDA BANKEN
                     SERIES A                             46,367
      2,414        SOCIETE GENERALE S.A.                 134,946
     31,661        SUMITOMO BANK LTD                     401,401
      2,153        SUNCORP-METWAY LTD                     10,444
      3,850        SVENSKA HANDELSBANKEN SERIES A         61,948
     15,000        TOKAI BANK LTD                         76,207
      2,696        UBS AG. (REGD)                        358,751
     27,157        UNICREDITO ITALIANO S.P.A.            141,627
      6,056        UNITED OVERSEAS BANK LTD               43,498
      9,901        WESTPAC BANKING CORP                   68,364
                                                     -----------
                                                      10,323,831
                                                     -----------
CREDIT AND OTHER FINANCE -- 2.57%
        761        ACOM CO LTD                            63,381
      9,018        ALLIED ZURICH PLC                     102,531
     11,800        BRIERLEY INVESTMENTS LTD                1,630
      3,608     *  CANARY WHARF FINANCE PLC               30,019
        581        CORPORACION FINANCIERE ALBA S.A.       14,688
        600        CREDIT SAISON CO LTD                   13,048
        393        DROTT AB SERIES B                       4,671
         17        EURAFRANCE S.A.                         9,600
         46        GECINA                                  4,201
     11,977        HALIFAX PLC                           102,175
      1,000        HAW PAR CORP LTD                        1,666
     37,733        HUTCHINSON WHAMPOA LTD                500,887

 14  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SHARES                                                VALUE
CREDIT AND OTHER FINANCE -- (CONTINUED)
      5,263        ING GROEP NV                      $   350,543
      1,273        IRISH LIFE AND PERMANENT PLC           12,592
      3,523        LAND SECURITIES PLC                    40,185
      2,728        LEND LEASE CORP LTD                    30,729
      3,862        MEDIOBANCA S.P.A.                      40,997
         35     *  MIZUHO HOLDINGS, INC                  288,265
        300        NICHIEI CO LTD (KYOTO)                  1,923
      1,000        NIPPON SHINPAN CO LTD                   2,026
        400        ORIX CORP                              47,825
        700        PROMISE CO LTD                         54,090
      1,111        PROVIDENT FINANCIAL PLC                13,682
      1,000     *  QPL INTERNATIONAL HOLDINGS LTD            692
      1,398        SCHRODERS PLC (NEW)                    28,813
          8        SHOHKOH FUND & CO LTD                   1,004
      6,000        SUMITOMO CORP                          52,082
        900        TAKEFUJI CORP                          99,111
     44,000        TOKYU CORP                            227,206
      9,323        WESTFIELD TRUST (UNITS)                15,954
        237        WESTFIELD TRUST (UNITS) (NEW)             391
                                                     -----------
                                                       2,156,607
                                                     -----------
INSURANCE -- 3.23%
      7,280        AEGON NV                              274,627
      1,371        ALLIANZ AG. (REGD)                    451,667
      5,657        AMP LTD                                50,242
      6,750        ASSICURAZIONI GENERALI S.P.A.         217,109
      2,149        AXA                                   280,656
     11,920        CGNU PLC                              169,187
        945        CORPORACION MAPFRE S.A.                14,801
      4,303        FORTIS B                              132,327
         36        GENERALI HOLDING VIENNA                 5,733
     27,769        LEGAL & GENERAL GROUP PLC              67,332
      3,000        MITSUI TAISHO MARINE & FIRE CO
                     LTD                                  13,797
        958        MUENCHENER RUECKVER AG. (REGD)        285,732
        213        POHJOLA INSURANCE CO LTD SERIES
                     B                                     8,223
     10,652        PRUDENTIAL PLC                        145,363
      2,003        QBE INSURANCE GROUP LTD                 9,491
      3,895        RAS S.P.A.                             51,211
        246        SAI S.P.A.                              4,022
        279        SAMPO INSURANCE CO SERIES A            13,639
      5,527        SKANDIA FORSAKRINGS AB                109,587
      1,280        UNI-STOREBRAND AS SERIES A              9,094
      3,000        SUMITOMO MARINE & FIRE INSURANCE
                     CO                                   17,795
         81        SWISS REINSURANCE                     154,648
      9,747        TOKIO MARINE & FIRE INSURANCE CO
                     LTD                                  97,415
        304     *  TOPDANMARK AS                           5,393
        249        ZURICH ALLIED AG.                     115,104
                                                     -----------
                                                       2,704,195
                                                     -----------
SECURITIES AND COMMODITIES -- 0.83%
      3,200        3I GROUP PLC                           79,626
      3,989        AMVESCAP PLC                           86,342
      7,000        DAIWA SECURITIES GROUP, INC            82,074
      7,946     *  ITOCHU CORP                            36,840

  SHARES                                                VALUE
      6,000     *  MARUBENI CORP                     $    15,047
      8,682        MITSUBISHI CORP                        69,899
      8,368        MITSUI & CO LTD                        52,270
     11,800        NOMURA SECURITIES CO LTD              256,616
        458        OM GRUPPEN AB                          19,683
                                                     -----------
                                                         698,397
                                                     -----------
                   TOTAL FINANCE                      15,883,030
                                                     -----------
FOODS AND RELATED -- 4.59%
BEVERAGES, OTHER FOOD PRODUCTS -- 4.36%
      3,175        AJINOMOTO CO LTD                       35,551
      2,585        ASAHI BREWERIES LTD                    23,156
        139        AUSTRIA TABAKWERKE AG.                  5,496
      1,360        AUTOGRILL S.P.A.                       15,889
        307        AZUCARERA EBRO AGRICOLAS S.A.           3,711
      4,495        BASS PLC                               44,194
         16     *  BRAU UND BRUNNEN AG.                      423
     10,958        CADBURY SCHWEPPES LTD                  64,805
        404        CARLSBERG BREWERIES AS (CLASS A)       15,530
      3,885        CARREFOUR SUPERMARCHE S.A.            286,941
        511        CASINO GUICHARD-PERRACHON S.A.         48,203
      5,891        COCA COLA AMATIL LTD                   11,963
        174        COLRUYT S.A.                            7,047
        339        DANISCO AS                             12,229
        375        DCC PLC                                 3,342
        226        DELHAIZE FRERES NV                     10,649
     18,464        DIAGEO PLC (CLASS A)                  165,022
        217        ERIDANIA BEGHIN-SAY S.A.               18,669
      9,273        FOSTERS BREWING GROUP LTD              21,593
      1,000        FRASER & NEAVE LTD                      3,447
      5,902        GOODMAN FIELDER LTD                     3,819
     12,053     *  GRANADA COMPASS PLC                   112,802
        779        GROUPE DANONE                         106,960
      1,692        HEINEKEN NV                            94,062
        187        HOUSE FOODS CORP                        2,568
      2,452        ITO-YOKADO CO LTD                     127,750
        315        JERONIMO MARTINS SGPS S.A.              3,474
        264        KAMPS AG.                               4,204
        711        KERRY GROUP (CLASS A)                   9,241
      1,000        KIKKOMAN CORP                           7,181
      6,374        KIRIN BREWERY CO LTD                   65,474
     12,000        LI & FUNG LTD                          25,317
      4,500        LION NATHAN LTD                         8,780
      2,694        LVMH MOET HENNESSY LOUIS VUITTON
                     S.A.                                203,373
      1,000        MEIJI MILK PRODUCTS CO LTD              4,599
      1,000        MEIJI SEIKA KAISHA LTD                  6,015
        214        NESTLE S.A. (REGD)                    445,719
      2,000        NICHIREI CORP                           8,513
      1,000        NIPPON MEAT PACKERS, INC               13,714
      1,842     *  NIPPON OIL & FATS CO LTD                3,971
      2,000        NIPPON SUISAN KAISHA LTD                3,405
        663        NISSHIN FLOUR MILLING CO LTD            6,080
        700        NISSIN FOOD PRODUCTS CO LTD            17,295
      1,023        ORKLA ASA                              19,832
        359        OYJ HARTWALL ABP                        6,826

See notes to financial statements                        2000 ANNUAL REPORT   15

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SHARES                                                VALUE
BEVERAGES, OTHER FOOD PRODUCTS -- (CONTINUED)
      8,120        PARMALAT FINANZIARIA S.P.A.       $    11,858
        384        PERNOD-RICARD S.A.                     19,314
      1,820        RINASCENTE S.P.A.                      10,214
     32,324        ROYAL AHOLD NV                        907,527
      9,765        SAINSBURY (J) PLC                      53,852
      1,000        SAPPORO BREWERIES LTD                   3,238
        130        SKYLARK CO LTD                          4,679
      1,000        SNOW BRAND MILK PRODUCTS CO             3,673
        155        SODEXHO ALLIANCE S.A.                  24,633
      3,031        SOUTHCORP LTD                           8,415
      4,947        SWEDISH MATCH CO                       15,406
      1,235        TAKARA SHUZO CO LTD                    25,257
      2,703        TATE & LYLE PLC                         9,311
        734     *  TELEPIZZA S.A.                          3,633
     37,928        TESCO PLC                             139,350
        300        UNIGATE PLC (NEW)                         900
     15,382        UNILEVER LTD                           99,611
      3,095        UNILEVER NV CERTIFICATE               150,210
        741        UNY CO LTD                              7,714
         39        VALORA HOLDINGS AG. (REGD)              8,280
      5,368        WOOLWORTHS LTD                         19,605
      1,000        YAKULT HONSHA CO LTD                   10,725
      1,000        YAMAZAKI BAKING CO LTD                  8,328
                                                     -----------
                                                       3,654,567
                                                     -----------
TOBACCO -- 0.23%
      2,046        ALTADIS S.A.                           29,518
        970        BRITISH AMERICAN TOBACCO
                     AUSTRALIA LTD                         5,883
     11,712        BRITISH AMERICAN TOBACCO PLC           75,671
         11        JAPAN TOBACCO, INC                     86,322
                                                     -----------
                                                         197,394
                                                     -----------
                   TOTAL FOODS AND RELATED             3,851,961
                                                     -----------
HEALTH -- 7.20%
DRUGS AND PHARMACEUTICALS -- 6.26%
      1,542        AKZO NOBEL NV                          65,041
      9,694        ASTRAZENECA PLC (UNITED KINGDOM)      507,946
      4,290        AVENTIS S.A.                          321,775
      3,862        BAYER AG.                             143,643
        463        BEIERSDORF AG.                         43,716
      5,004        BOOTS CO LTD                           37,879
      1,303     *  CELLTECH GROUP PLC                     25,988
      1,316        CHUGAI PHARMACEUTICAL CO LTD           23,906
        653        CSL LTD                                12,271
      1,485        DAIICHI PHARMACEUTICAL CO LTD          37,722
      1,356        EISAI CO LTD                           42,790
        685        F.H. FAULDING & CO LTD                  3,550
        317        GEHE AG.                               11,250
     60,297        GLAXO WELLCOME PLC                  1,825,774
      1,669        KYOWA HAKKO KOGYO                      13,900
        932        MERCK & CO KGAA                        31,671
        384        NOVARTIS AG. (REGD)                   588,738
        390        NOVO NORDISK AS (CLASS B)              86,495
      3,280        NYCOMED AMERSHAM PLC                   32,176

  SHARES                                                VALUE
         49        ROCHE HOLDINGS AG.
                     (GENUSSCHEINE)                  $   430,908
      2,514        SANKYO CO LTD                          55,951
      3,907        SANOFI-SYNTHELABO S.A.                209,960
      1,144        SCHERING AG.                           74,803
      1,461        SHIONOGI & CO LTD                      27,243
     31,169        SMITHKLINE BEECHAM/BECKMAN LTD        426,962
      1,377        TAISHO PHARMACEUTICAL CO LTD           42,561
        712        UCB S.A.                               24,748
      2,000        YAMANOUCHI PHARMACEUTICAL CO LTD       96,242
                                                     -----------
                                                       5,245,609
                                                     -----------
MEDICAL EQUIPMENT AND SUPPLIES -- 0.94%
        251        COCHLEAR LTD                            3,785
         66        ESSILOR INTERNATIONAL S.A.             16,248
      1,406        FANUC LTD                             155,484
        468        FRESENIUS MEDICAL CARE AG.             42,329
      1,164        GAMBRO AB (CLASS A)                     8,941
        339        GAMBRO AB (CLASS B)                     2,621
      2,113        IMI PLC                                 6,529
     18,876        INVENSYS PLC                           41,234
      1,300        KEYENCE CORP                          449,934
      4,040        SMITH & NEPHEW PLC                     17,620
        510        WILLIAM DEMANT AS                      24,069
      2,781        WILLIAMS PLC                           13,568
      1,000        YOKOGAWA ELECTRIC CORP                  9,170
                                                     -----------
                                                         791,532
                                                     -----------
                   TOTAL HEALTH                        6,037,141
                                                     -----------
INDUSTRIAL MACHINERY -- 3.21%
ELECTRICAL -- 1.82%
        159        ABB LTD                                15,548
      1,486        ABB LTD (SWITZERLAND)                 144,435
     48,519     *  ARM HOLDINGS PLC                      539,449
      2,053        ELECTROCOMPONENTS PLC                  22,082
        988        ERG LTD                                 4,735
      4,000        FURUKAWA ELECTRIC CO LTD              110,493
        200        HIROSE ELECTRIC CO LTD                 26,096
    107,648        JOHNSON ELECTRIC HOLDINGS LTD         231,259
     12,789        MITSUBISHI ELECTRIC CORP              105,923
      1,000        NGK SPARK PLUG CO LTD                  16,712
         44        SGL CARBON AG.                          2,813
     17,778        SUMITOMO ELECTRIC INDUSTRIES CO       306,828
                                                     -----------
                                                       1,526,373
                                                     -----------
OTHER INDUSTRIAL EQUIPMENT -- 1.39%
        239        AGIV AG.                                2,319
      1,331        AMADA CO LTD                           11,023
      1,183        ATLAS COPCO AB SERIES B FREE           19,464
        267        BUDERUS AG.                             4,436
      1,000        DAI NIPPON SCREEN MANUFACTURING
                     CO LTD                                7,292
      1,000        DAIKIN INDUSTRIES LTD                  19,294
      1,000        EBARA CORP                             15,269
      3,594        FKI PLC                                 9,352
        390        FLS INDUSTRIES AS (CLASS B)             5,996

 16  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SHARES                                                VALUE
OTHER INDUSTRIAL EQUIPMENT -- (CONTINUED)
      1,516        FUTURIS CORP LTD                  $     1,313
        156        INDUSTRIE-WERKE KARLSRUHE
                     AUGSBURG AG.                          1,947
      4,000        ISHIKAWAJIMA-HARIMA HEAVY
                     INDUSTRIES CO LTD                     6,811
     49,404        KOMATSU LTD                           300,373
         92        KOMORI CORP                             1,152
         92        KONE CORP SERIES B                      5,601
      1,000        KOYO SEIKO CO LTD                       7,431
      6,000        KUBOTA CORP                            20,988
        455        LINDE AG.                              18,200
        304        MAKINO MILLING MACHINE CO LTD           2,517
        204        MAKITA CORP                             1,619
        750        METSO OYJ                               7,610
      2,000        MINEBEA CO LTD                         23,412
     22,000        MITSUBISHI HEAVY INDUSTRIES LTD        87,136
      1,000        MORI SEIKI CO LTD                      12,511
      2,592        NSK LTD                                18,445
      2,704        NTN TOYO BEARING CO LTD                10,009
      1,414     *  SANDVIK AB                             28,403
          8        SCHINDLER HOLDINGS LTD (REGD)          12,543
         70        SIDEL S.A.                              3,990
        227        STORK NV                                2,233
         17        SULZER WINTERTHUR AG. (REGD)            9,855
      7,000        SURUGA SEIKI CO LTD                   421,061
        627        SVENKA KULLAGERFABRIKEN AB
                     SERIES B                              8,136
        382        TOMRA SYSTEMS AS                       12,560
      1,000        TSUBAKIMOTO CHAIN CO                    3,683
        720        VESTAS WIND SYSTEMS A/S                36,790
        248        WARTSILA CORP                           4,376
        418        ZARDOYA OTIS S.A.                       3,445
                                                     -----------
                                                       1,168,595
                                                     -----------
                   TOTAL INDUSTRIAL MACHINERY          2,694,968
                                                     -----------
MEDIA AND LEISURE -- 3.91%
BROADCASTING -- 1.28%
        200        ASATSU, INC                             6,848
      9,721        BRITISH SKY BROADCASTING GROUP
                     PLC                                 149,617
        654        CANAL PLUS S.A.                        97,934
      3,376        CARLTON COMMUNICATIONS PLC             26,354
        608        EM.TV & MERCHANDISING AG.              31,761
         33        FUJI TELEVISION NETWORK, INC          427,539
      6,376        MEDIASET S.P.A.                        94,972
      5,003        RANK GROUP PLC                         12,167
      2,000        TELEVISION BROADCASTS LTD              12,004
     14,000        TOEI CO LTD                            88,876
        100        TOHO CO LTD                            16,583
      2,578        TOKYO BROADCASTING SYSTEMS, INC       103,778
                                                     -----------
                                                       1,068,433
                                                     -----------

  SHARES                                                VALUE
LODGING/GAMING/RECREATION -- 0.21%
      1,142        ACCOR S.A.                        $    42,385
      1,551        ARISTOCRAT LEISURE LTD                  5,543
         33        CLUB MEDITERRANEE S.A.                  3,057
      4,187        EMI GROUP PLC                          33,428
      5,656        HILTON GROUP PLC                       16,223
      1,800        HONG KONG & SHANGHAI HOTELS LTD         1,090
        472        ORIENTAL LAND CO LTD                   38,874
      8,000        SHANGRI-LA ASIA LTD                     8,618
        946        SOL MELIA S.A.                          9,240
      2,206        TABCORP HOLDINGS LTD                   11,349
      1,000        TOKYO DOME CORP                         4,710
                                                     -----------
                                                         174,517
                                                     -----------
PUBLISHING -- 2.42%
      4,321        DAI NIPPON PRINTING CO LTD             64,179
      3,634        ELSEVIER UTIGEVERSMIJ NV               40,725
      2,429        INDEPENDENT NEWS & MEDIA PLC            8,895
        635        LAGARDERE SCA                          38,467
      1,277        MONDADORI (ARNOLDO) EDITORE
                     S.P.A.                               15,190
     20,899        NEWS CORP LTD                         294,267
     50,643        PEARSON PLC                         1,406,914
      6,256        REED INTERNATIONAL PLC                 49,669
        320        SCHIBSTED ASA                           5,622
      2,000        SINGAPORE PRESS HOLDINGS LTD           29,995
     10,000        SOUTH CHINA MORNING POST LTD            7,631
      4,000        TOPPAN PRINTING CO LTD                 38,682
      1,521        WOLTERS KLUWER NV                      30,869
                                                     -----------
                                                       2,031,105
                                                     -----------
                   TOTAL MEDIA AND LEISURE             3,274,055
                                                     -----------
RETAIL AND WHOLESALE -- 1.46%
         64        AMER GROUP LTD PLC SERIES A             1,454
      8,041        COLES MYER LTD                         31,105
        191        CORTEFIEL S.A.                          3,920
      2,000        DAIEI, INC                              5,367
      1,000        DAIMARU, INC                            2,942
      1,568        DAVID JONES LTD                         1,086
      4,000        GIORDANO INTERNATIONAL LTD              2,321
      5,833        GREAT UNIVERSAL STORES PLC             37,083
        529        HAGEMEYER NV                           14,050
      1,000        ISETAN CO LTD                           8,578
          5        JELMOLI HOLDINGS AG. (BR)               6,711
      1,225        JUSCO CO LTD                           22,559
        430        KARSTADT QUELLE AG.                    14,115
        930        KESCO OYJ                               8,206
      7,373        KINGFISHER PLC                         48,182
     15,430        MARKS & SPENCER PLC                    46,310
      2,354        MARUI CO LTD                           36,532
      7,874        METRO AG.                             322,466
      2,000        MITSUKOSHI LTD                          7,144
      2,000        MYCAL CORP                              5,645
      2,340        NINTENDO CO LTD                       427,245
        671        PINAULT-PRINTEMPS-REDOUTE S.A.        118,125
        500        SEGA ENTERPRISES LTD                    4,742
      1,000        SEIYU LTD                               3,747

See notes to financial statements                        2000 ANNUAL REPORT   17

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SHARES                                                VALUE
RETAIL AND WHOLESALE -- (CONTINUED)
        114        SOCIETE BIC S.A.                  $     4,262
      7,080        SONAE SGPS S.A.                        10,308
      7,850     *  SONAE SGPS S.A. BABY SHS               11,013
        164        STOCKMANN B FREE                        1,765
      2,000        TAKASHIMAYA CO LTD                     13,936
      1,100        THE WAREHOUSE GROUP LTD                 2,615
      2,939        WATERFORD WEDGWOOD PLC (UNITS)          3,371
                                                     -----------
                   TOTAL RETAIL AND WHOLESALE          1,226,905
                                                     -----------
TECHNOLOGY -- 18.44%
COMMUNICATIONS EQUIPMENT -- 2.45%
     35,528        NOKIA OYJ                           1,439,625
      4,400        NORTEL NETWORKS CORP                  264,210
      9,000     *  TYCOM LTD                             345,375
                                                     -----------
                                                       2,049,210
                                                     -----------
COMPUTERS AND OFFICE EQUIPMENT -- 15.31%
        613        ADVANTEST CORP                         96,323
     31,556        ALPS ELECTRIC CO LTD                  689,172
      2,269     *  ASM LITHOGRAPHY HOLDINGS NV            75,283
      1,000        ASM PACIFIC TECHNOLOGY LTD              2,276
         68        BARCO NV                                7,980
     13,109     *  BOOKHAM TECHNOLOGY PLC                574,666
      2,000     *  BROTHERS INDUSTRIES LTD                 4,404
        637        CAP GEMINI S.A.                       119,728
      5,000     *  CELESTICA, INC                        344,436
      6,721     *  CHARTERED SEMICONDUCTOR
                     MANUFACTURING LTD (SINGAPORE)        42,868
      6,200     *  CHECK POINT SOFTWARE
                     TECHNOLOGIES LTD                    976,500
      2,517        COMPUTERSHARE LTD                      11,381
        350        CREATIVE TECHNOLOGY LTD                 7,401
        282        CSK CORP                                7,137
        623        DASSAULT SYSTEMS S.A.                  50,659
      8,873        DIXONS GROUP PLC (NEW)                 27,680
      2,021        ELECTROLUX AB SERIES B                 25,385
        162        FAG KUGELFISCHER (GEORG)
                     SCHAEFER AG.                            964
     12,000     *  FLEXTRONICS INTERNATIONAL LTD         985,500
        200        FUJI SOFT ABC, INC                     13,714
     11,106        FUJITSU LTD                           257,967
      1,841        GETRONICS NV                           18,487
     19,967        HITACHI LTD                           231,709
      3,000        HITACHI ZOSEN CORP                      2,609
         65        INSTRUMENTARIUM GROUP SERIES B
                     FREE                                  1,519
      4,000        KEPPEL CORP LTD                         8,136
        600     *  KONAMI CO LTD                          49,527
     29,559        KONINKLIJKE PHILIPS ELECTRONICS
                     NV                                1,272,094
      1,170        KYOCERA CORP                          178,650
     22,945     *  LOGICA PLC                            754,813
        371        LONDON BRIDGE SOFTWARE HOLDINGS
                     PLC                                   3,990
     11,931        MATSUSHITA ELECTRIC INDUSTRIAL
                     CO LTD                              312,462

  SHARES                                                VALUE
      1,100        MEITEC CORP                       $    50,897
        740        MERKANTILDATA ASA                       4,116
      2,741        MISYS PLC                              25,733
        698        MURATA MANUFACTURING CO LTD            96,244
        100        NAMCO LTD                               2,776
      2,000        NATSTEEL ELECTRONICS LTD                5,171
        177        NAVISION SOFTWARE AS                    4,920
        226        NIDEC CORP                             17,881
      9,733        NIPPON ELECTRIC CORP                  221,122
      1,000        NITTO DENKO CORP                       37,479
      1,000        OMRON CORP                             26,327
     70,839        PACIFIC CENTURY CYBERWORKS LTD         79,952
        936        PIONEER CORP                           38,112
      2,901     *  PMC-SIERRA, INC                       624,440
      2,172        PSION PLC                              23,763
      2,736        ROHM CO                               749,702
      6,747        SAGE GROUP PLC                         50,276
     11,770        SANYO ELECTRIC CO LTD                 103,474
      1,946        SAP AG.                               374,348
         62        SEB S.A.                                3,394
        800     *  SEIKOH GIKEN CO LTD                   359,059
      3,040        SEMA GROUP PLC (UNITED KINGDOM)        52,137
      6,317        SHARP CORP                             97,742
      2,014        SOFTBANK CORP                         188,241
      5,531     *  SONY CORP                             560,981
    114,262        SPIRENT PLC                         1,131,873
      1,072        SSL INTERNATIONAL PLC                  12,893
      7,926        ST MICROELECTRONICS NV                388,521
        166        TAIYO YUDEN CO LTD                      8,510
      1,000        TERUMO CORP                            28,595
        375        TIETOENATOR CORP                       10,589
      1,001        TOKYO ELECTRON CO LTD                  90,780
     19,488        TOSHIBA CORP                          157,079
        131        TOYO INFORMATION SYSTEMS CO LTD         8,486
        100        TRANS COSMOS                           11,373
      2,000        VARITRONIX INTERNATIONAL LTD            2,783
        801        VENTURE MANUFACTURING LTD
                     (SINGAPORE)                           7,732
      1,764        WM-DATA AB SERIE B                      8,588
      1,542        YAMAHA CORP                            12,942
                                                     -----------
                                                      12,834,451
                                                     -----------
INSTRUMENTS AND RELATED PRODUCTS -- 0.68%
      4,922        CANON, INC                            218,178
      2,632        FUJI PHOTO FILM CO LTD                 88,171
      1,000        KONICA CORP                             6,848
      1,470        NIKON CORP                             29,655
        523        OCE NV                                  8,307
      1,000        OLYMPUS OPTICAL CO LTD                 15,324
      9,000        RICOH CO LTD                          163,658
        202        SAGEM S.A. (NEW)                       42,478
                                                     -----------
                                                         572,619
                                                     -----------
                   TOTAL TECHNOLOGY                   15,456,280
                                                     -----------

 18  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SHARES                                                VALUE
TRANSPORTATION -- 4.93%
AEROSPACE AND DEFENSE -- 0.06%
      4,000        KAWASAKI HEAVY INDUSTRIES LTD     $     4,812
        591        KVAERNER INDUSTRIER AS SERIES B         5,858
      4,000        MITSUI ENGINEERING & SHIP
                     BUILDING CO LTD                       3,960
        776        THOMSON-CSF                            32,690
                                                     -----------
                                                          47,320
                                                     -----------
AIR TRANSPORTATION -- 0.53%
      8,379        ALITALIA S.P.A.                        14,824
      1,600        AUCKLAND INTERNATIONAL AIRPORT
                     LTD                                   1,749
     16,082        BAE SYSTEMS PLC                        86,786
      1,485        BBA GROUP PLC                           8,123
      5,991        BRITISH AIRPORT AUTHORITIES PLC        47,388
      5,015        BRITISH AIRWAYS PLC                    21,187
     16,000        CATHAY PACIFIC AIRWAYS LTD             29,345
      2,179        DEUTSCHE LUFTHANSA AG. (REGD)          45,166
        136        FLUGHAFEN WIEN AG.                      4,920
      9,000        JAPAN AIRLINES CO LTD                  34,064
        312        KLM (ROYAL DUTCH AIRLINES) NV           5,836
         44        ROLLS-ROYCE PLC                           110
      1,594     *  RYANAIR HOLDINGS PLC                   12,434
         45        SAIRGROUP                               6,430
        253        SAS NORGE ASA SERIES B                  2,131
      5,000        SINGAPORE AIRLINES LTD                 47,406
      1,755        SINGAPORE AIRLINES LTD (LR)            16,639
      1,144        SMITHS INDUSTRIES PLC                  11,865
      7,800        SWIRE PACIFIC LTD (CLASS A)            48,619
                                                     -----------
                                                         445,022
                                                     -----------
AUTOS, TIRES AND RELATED PRODUCTS -- 2.95%
        100        AUTOBACS SEVEN CO LTD                   2,896
      5,000        BRIDGESTONE CORP                       60,151
        705        CONTINENTAL AG.                        12,379
      1,000        CYCLE & CARRIAGE LTD                    2,011
      2,006        DAIMLERCHRYSLER (U.S.A.)               89,046
      3,521        DAIMLERCHRYSLER AG.                   157,960
      5,000        DENSO CORP                            116,370
         24        DIETEREN S.A.                           5,569
      2,608        FIAT S.P.A.                            60,801
      5,281        HONDA MOTOR CO LTD                    194,506
        504        LEX SERVICE GROUP LTD                   2,880
        667        MAN AG.                                17,621
        802        MICHELIN S.A. (CLASS B)                22,292
     23,688        NISSAN MOTOR CO LTD                   135,910
      1,000        ORIENT CORP                             2,202
        286        PEUGEOT S.A.                           50,802
    163,795        PIRELLI S.P.A.                        481,306
        354        RHEINMETALL AG.                         3,545
        500        SHIMANO, INC                            9,647
      2,594        TI GROUP PLC                           13,308
     22,177        TOYOTA MOTOR CORP                     876,324

  SHARES                                                VALUE
        439        VALEO S.A.                        $    19,028
      2,093        VOLKSWAGEN AG.                         96,962
      2,307        VOLVO AB SERIES B FREE                 37,240
                                                     -----------
                                                       2,470,756
                                                     -----------
RAILROADS -- 0.69%
      1,208        BRAMBLES INDUSTRIES LTD                31,570
      2,000        KEIHIN ELECTRIC EXPRESS RAILWAY
                     CO LTD                                7,903
      7,305        KINKI NIPPON RAILWAY CO LTD            33,800
      1,151        MAYNE NICKLESS LTD                      2,580
      5,179        NIPPON EXPRESS CO LTD                  27,653
      2,452        RAILTRACK GROUP PLC                    40,204
      3,280        SIEMENS AG. (REGD)                    422,574
      3,000        TOBU RAILWAY CO LTD                     9,022
                                                     -----------
                                                         575,306
                                                     -----------
TRUCKING AND RELATED SERVICES -- 0.43%
      1,402        AIRTOURS PLC                            4,467
         14        CENTRAL JAPAN RAILWAY CO               82,009
         25        EAST JAPAN RAILWAY CO                 139,042
        314        KONINKLIJKE VOPAK NV                    6,262
          9        KUONI REISEN HOLDING (REGD)
                     (CLASS B)                             4,009
      1,000        MITSUI-SOKO CO LTD                      1,952
      1,000        SEINO TRANSPORTATION CO LTD             4,997
      6,271        STAGECOACH HOLDINGS PLC                 6,327
      2,598        TNT POST GROUP NV                      60,408
      2,405        YAMATO TRANSPORT CO LTD                53,192
                                                     -----------
                                                         362,665
                                                     -----------
WATER TRANSPORTATION -- 0.27%
        224        ASKO OYJ SERIES A                       3,795
        370        BERGESEN D.Y. AS (CLASS B)              6,989
         78        CMB CIE MARITIME BELGE S.A.             4,921
          5        DAMPSKIBSSELSKABET AF 1912
                     (CLASS B)                            53,819
          3        DAMPSKIBSSELSKABET SVENDBORG
                     (CLASS B)                            43,327
      1,545        EXEL PLC                               24,761
      2,640        IRISH CONTINENTAL GROUP PLC            15,398
      1,000        KAMIGUMI CO LTD                         4,636
      1,000        KAWASAKI KISEN KAISHA LTD               2,026
        142        KONINKLIJKE NEDLLOYD GROEP NV           2,781
      4,000        NEPTUNE ORIENT LINES LTD                3,585
      7,000        NIPPON YUSEN KABUSHIKI KAISHA          35,498
      3,241        PENINSULAR & ORIENTAL STEAM
                     NAVIGATION CO                        28,511
                                                     -----------
                                                         230,047
                                                     -----------
                   TOTAL TRANSPORTATION                4,131,116
                                                     -----------
UTILITIES -- 18.45%
TELEPHONE -- 15.70%
     20,227        ALCATEL                             1,294,036
     35,503        BRITISH TELECOMMUNICATIONS PLC        373,212
     55,482        CABLE & WIRELESS PLC                  791,591

See notes to financial statements                        2000 ANNUAL REPORT   19

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SHARES                                                VALUE
TELEPHONE -- (CONTINUED)
     13,952     *  CHINA MOBILE LTD (HONG KONG)
                     (SPON ADR)                      $   452,568
     15,259     *  COLT TELECOM GROUP PLC                437,672
     16,806        DEUTSCHE TELEKOM AG.                  577,925
     10,489        EIRCOM PLC                             23,324
     44,832        ERICSSON TELEFON (LM) AB
                     SERIES B                            681,811
      6,609        FRANCE TELECOM S.A.                   707,996
     34,000        FUJIKURA LTD                          280,029
      2,500        GN STORE NORD A/S - GN GREAT
                     NORDIC                              354,851
      5,206        KPN NV                                113,377
    114,750        MARCONI PLC                         1,569,335
        567        NETCOM AB SERIES B                     29,076
      1,000        NIPPON COMSYS CORP                     18,554
         82        NIPPON TELEGRAPH & TELEPHONE
                     CORP                                804,366
         12        NTT DOCOMO, INC                       344,252
     26,554        OLIVETTI GROUP S.P.A.                  73,107
      6,558        PORTUGAL TELECOM S.A.                  67,417
        458        PUBLICIS GROUPE S.A.                   13,983
     38,000        SINGAPORE TELECOMMUNICATIONS LTD       59,392
      4,012        SONERA GROUP OYJ                      101,960
        397        SWISSCOM AG. (REGD)                    97,272
     41,010        TELECOM ITALIA MOBILE S.P.A.          331,483
      1,209        TELE DANMARK AS                        66,497
      7,300        TELECOM CORP OF NEW ZEALAND LTD        18,160
     22,412        TELECOM ITALIA                        238,113
     23,475        TELEFONICA DE ESPANA S.A.             465,049
      8,131     *  TELIA AB                               53,598
     42,012        TELSTRA CORP                          137,420
    513,599        VODAFONE GROUP PLC                  1,921,196
     17,939        VODAFONE GROUP PLC ADR                663,743
                                                     -----------
                                                      13,162,365
                                                     -----------
ELECTRIC, GAS AND OTHER -- 2.75%
      1,039        AGUAS DE BARCELONA S.A.                12,863
      1,795        ANGLIAN WATER PLC                      15,366
      1,746        AUSTRALIA GAS LIGHT CO                  9,673
         78        BEWCKISER WASSER TECHNIK AG.            2,708
     18,620        BG GROUP PLC                          118,308
     22,458        CENTRICA PLC                           72,136
     12,300        CLP HOLDINGS LTD                       55,214
      3,500        CONTACT ENERGY LTD                      3,727
      4,057        E.ON AG.                              207,600
        315        ELECTRABEL NV                          66,127
     18,324        ELECTRICIDADE DE PORTUGAL S.A.         57,886
      5,285        ENDESA S.A.                            99,334
     39,334        ENEL S.P.A.                           152,373
      2,075        GAS NATURAL SDG S.A.                   34,588
        141        GROUPE BRUXELLES LAMBERT S.A.          34,228

SHARES/PRINCIPAL                                        VALUE
      1,990        HAFSLUND AS SERIES A              $    10,960
     23,413        HONG KONG & CHINA GAS CO LTD           29,277
      5,283        IBERDROLA S.A.                         67,130
      3,726        ITALGAS S.P.A.                         16,143
      6,300        KANSAI ELECTRIC POWER CO, INC         102,609
      1,000        KURITA WATER INDUSTRIES LTD            18,461
      7,359        NATIONAL GRID GROUP PLC                63,160
      6,321        NATIONAL POWER PLC                     43,924
     10,000        OSAKA GAS CO LTD                       26,374
        142        OESTERREICHISCHE
                     ELEKTRIZITAETSWIRSCHAFTS AG.         13,190
      3,028        RHEIN-WESTFALEN ELECTRIC AG.
                     (STAMM)                             106,879
     10,614        SCOTTISH POWER PLC                     82,387
        100        SUEZ LYONNAISE (STRIP VVPR)                 0
        100        SUEZ LYONNAISE DES EAUX                15,362
        994        LYONNAISE DES EAUX S.A.               154,111
      1,756        THAMES WATER PLC                       31,544
      3,461        TOHOKU ELECTRIC POWER CO, INC          48,427
      8,354        TOKYO ELECTRIC POWER CO, INC          196,750
     12,000        TOKYO GAS CO LTD                       31,871
      1,830        UNION ELECTRICA FENOSA S.A.            32,958
      2,452        UNITED UTILITIES PLC                   24,905
      3,336        VIVENDI S.A.                          247,864
                                                     -----------
                                                       2,306,417
                                                     -----------
                   TOTAL UTILITIES                    15,468,782
                                                     -----------
TOTAL COMMON STOCK
(Cost $82,574,655)                                    81,160,968
                                                     -----------
SHORT TERM INVESTMENT -- 3.16%
U.S. GOVERNMENT AND AGENCY -- 3.16%
                   FEDERAL HOME LOAN BANK (FHLB)
$ 2,651,000          6.200%, 10/02/00                  2,650,543
                                                     -----------
TOTAL SHORT TERM INVESTMENT
(Cost $2,650,543)                                      2,650,543
                                                     -----------
TOTAL PORTFOLIO -- 101.25%
(Cost $86,196,976)                                    84,889,426
OTHER ASSETS & LIABILITIES, NET -- (1.25%)            (1,048,829)
                                                     -----------
NET ASSETS -- 100.00%                                $83,840,597
                                                     ===========

---------------
* Non-income producing

At September 30, 2000, the aggregate cost of portfolio investments for federal income tax purposes was $86,909,994. Net unrealized depreciation aggregated $2,020,568 of which $4,962,931 related to appreciated portfolio investments and $6,983,499 related to depreciated portfolio investments.

 20  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

                            STATEMENT OF INVESTMENTS
                               September 30, 2000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PRINCIPAL/SHARES                                       VALUE
BOND -- 0.01%
CORPORATE BOND -- 0.01%
TECHNOLOGY -- 0.01%
COMPUTERS AND OFFICE EQUIPMENT -- 0.01%
                 CYRAS SYSTEMS, INC
$ 15,000         4.500%, 08/15/05                   $     18,000
                                                    ------------
                 TOTAL TECHNOLOGY                         18,000
                                                    ------------
TOTAL CORPORATE BOND
(Cost $15,000)                                            18,000
                                                    ------------
TOTAL BOND
(Cost $15,000)                                            18,000
                                                    ------------
COMMON STOCK -- 99.35%
BASIC INDUSTRIES -- 1.01%
CHEMICALS AND PLASTIC -- 0.95%
     100         APTARGROUP, INC                           2,393
   9,600         AVON PRODUCTS, INC                      392,400
     200         CAMBREX CORP                              7,400
     400         CHURCH & DWIGHT CO, INC                   7,350
   3,400         COLGATE PALMOLIVE CO                    160,480
     600         CROMPTON CORP                             4,725
     100      *  CYGNUS, INC                               1,100
     300         DIAL CORP                                 3,487
     200         ECOLAB, INC                               7,212
     100         GEORGIA GULF CORP                         1,143
     200      *  GRACE W.R. & CO                           1,375
     800         LAUDER (ESTEE) CO (CLASS A)              29,300
     200         MACDERMID, INC                            4,200
   9,300         PHARMACIA CORP                          559,743
     100      *  REVLON, INC (CLASS A)                       668
     100      *  ROGERS CORP                               3,162
     100      *  SCOTTS CO (CLASS A)                       3,350
     700      *  SEALED AIR CORP                          31,675
     500         SOLUTIA, INC                              5,687
     100         SPARTECH CORP                             1,556
     100         TREDEGAR CORP                             1,731
     200         TUPPERWARE CORP                           3,600
     100      *  UNIROYAL TECHNOLOGY CORP                  1,500
     200      *  VENTRO CORP                               2,200
     100         WD-40 CO                                  2,125
                                                    ------------
                                                       1,239,562
                                                    ------------
STEEL AND OTHER METALS -- 0.04%
     200         ACTUANT CORP                                787
      38         AK STEEL HOLDING CORP                       356
   1,300      *  BATTLE MOUNTAIN GOLD CO                   2,275
     100      *  CABLE DESIGN TECHNOLOGIES CO              2,431
   1,100      *  FREEPORT-MCMORAN COPPER & GOLD,
                   INC (CLASS B)                           9,693
     300         HOMESTAKE MINING CO                       1,556
     200      *  LONE STAR TECHNOLOGIES, INC               9,230
     100         MATTHEWS INTERNATIONAL CORP
                   (CLASS A)                               2,937
     100      *  MAVERICK TUBE CORP                        2,693
     100         METALS U.S.A., INC                          293

 SHARES                                                VALUE
     100      *  MOBILE MINI, INC                   $      1,925
     200         NEWMONT MINING CORP                       3,400
     100      *  SHAW GROUP, INC                           7,050
     200      *  STEEL DYNAMICS, INC                       1,837
     300      *  STILLWATER MINING CO                      8,121
     100      *  U.S. CAN CORP                             1,981
     100         VALMONT INDUSTRIES, INC                   1,987
                                                    ------------
                                                          58,552
                                                    ------------
PAPER AND FOREST PRODUCTS -- 0.02%
     100      *  BUCKEYE TECHNOLOGIES, INC                 2,075
     200      *  EARTHSHELL CORP                             250
     200      *  GAYLORD CONTAINER CO                        337
     300         GEORGIA-PACIFIC CORP (TIMBER
                   GROUP)                                  8,062
     100      *  IVEX PACKAGING CORP                         981
     200      *  MAIL-WELL, INC                              887
     300      *  PACKAGING CORP OF AMERICA                 3,318
     100      *  PLAYTEX PRODUCTS, INC                     1,181
     100      *  SCHOOL SPECIALTY, INC                     2,131
     100      *  UNITED STATIONERS, INC                    2,687
                                                    ------------
                                                          21,909
                                                    ------------
                 TOTAL BASIC INDUSTRIES                1,320,023
                                                    ------------
BUSINESS SERVICES -- 1.70%
ADVERTISING AND OTHER SERVICES -- 1.70%
     100      *  24/7 MEDIA, INC                           1,009
     100         ACKERLEY GROUP, INC                       1,000
     100      *  ADMINSTAFF, INC                           7,570
     100      *  ADVO, INC                                 3,300
     400      *  AKAMAI TECHNOLOGIES, INC                 21,006
     200      *  ANSWERTHINK, INC                          3,250
     200      *  APAC CUSTOMER SERVICES, INC               1,062
     600      *  APOLLO GROUP, INC (CLASS A)              23,925
     200      *  ARIAD PHARMACEUTICAL, INC                 2,512
     200      *  ASK JEEVES, INC                           3,837
     200      *  AURORA BIOSCIENCE CORP                   13,600
     100      *  AVIGEN, INC                               3,975
     100      *  BREAKAWAY SOLUTIONS, INC                    890
     100      *  BRIGHT HORIZONS FAMILY SOLUTIONS,
                   INC                                     2,556
     300      *  BROADBASE SOFTWARE, INC                   4,068
     100      *  BSQUARE CORP                              1,550
     100      *  CALICO COMMERCE, INC                        612
     200      *  CAREER EDUCATION CORP                     8,900
     400      *  CATALINA MARKETING CORP                  15,050
     300      *  CATALYTICA, INC                           3,712
     500      *  CELGENE CORP                             29,750
   1,500      *  CENDANT CORP                             16,312
     600         CENTURY BUSINESS SERVICES, INC              787
   1,000         CINTAS CORP                              43,562
      25      *  CIRCLE.COM                                   73
   1,700      *  CMGI, INC                                47,493
     100      *  COINSTAR, INC                             1,356
     100      *  COLLATERAL THERAPEUTICS, INC              2,893
     100      *  CORINTHIAN COLLEGES, INC                  5,900
     200      *  CORPORATE EXECUTIVE BOARD CO              8,050

See notes to financial statements                        2000 ANNUAL REPORT   21

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
ADVERTISING AND OTHER SERVICES -- (CONTINUED)
     100      *  COVANCE, INC                       $        818
     200      *  CRITICAL PATH, INC                       12,150
     200         CTC COMMUNICATIONS GROUP, INC             4,050
     200      *  CUBIST PHARMACEUTICALS, INC              10,412
     200      *  CURAGEN CORP                             10,656
     500      *  DEVRY, INC                               18,812
     200      *  DIAMOND TECHNOLOGY PARTNERS, INC
                   (CLASS A)                              14,850
     100      *  DIGITAS, INC                              1,775
   1,000      *  DOUBLECLICK, INC                         32,000
   1,100      *  EBAY, INC                                75,556
     200      *  EDUCATION MANAGEMENT CORP                 5,387
     400      *  EGLOBE, INC                                 487
     200      *  EMAGIN CORP                               2,148
     100      *  EMERGE INTERACTIVE, INC                   1,587
     100      *  ENTREMED, INC                             2,787
     100      *  EXELIXIS, INC                             3,137
     100      *  F.Y.I., INC                               3,737
     100         FAIR ISSAC & CO, INC                      4,268
     100      *  FIRST CONSULTING GROUP, INC                 556
     100      *  FORRESTER RESEARCH, INC                   6,375
     500      *  GARTNER GROUP, INC (CLASS A)              5,812
     200      *  GENE LOGIC, INC                           4,600
     200      *  GENOME THERAPEUTICS CORP                  4,112
     100      *  GETTY IMAGES, INC                         3,043
     300      *  GOTO.COM, INC                             4,950
     100      *  HALL KINION & ASSOCIATES, INC             2,843
     411      *  HAVAS ADVERTISING S.A. ADR                6,010
     200      *  HEIDRICK & STRUGGLES
                   INTERNATIONAL, INC                     10,275
     100      *  HOTEL RESERVATIONS NETWORK, INC           3,662
     100      *  HOTJOBS.COM LTD                           1,706
     100      *  IBASIS, INC                               1,587
     100      *  IBEAM BROADCASTING CORP                     681
     200      *  ILEX ONCOLOGY, INC                        6,025
     500      *  INCYTE GENOMICS, INC                     20,562
     400      *  INTERLIANT, INC                           3,200
     700      *  INTERNAP NETWORK SERVICES CORP           22,618
     400      *  INTERNET PICTURES CORP                    2,175
     100      *  INTERNET.COM CORP                         3,093
  12,255         INTERPUBLIC GROUP OF COS, INC           417,435
     100      *  ITT EDUCATIONAL SERVICES, INC             2,712
     100      *  JUPITER MEDIA METRIX, INC                 1,593
     700      *  KANA COMMUNICATIONS, INC                 15,575
     100      *  KEYNOTE SYSTEMS, INC                      2,675
     300      *  KFORCE.COM, INC                           1,050
     300      *  KORN FERRY INTERNATIONAL                 11,343
     300      *  LABOR READY, INC                          1,256
     200      *  LAMAR ADVERTISING CO (CLASS A)            7,575
     100      *  LANTE CORP                                  500
     100      *  LEARNING TREE INTERNATIONAL, INC          4,762
     100      *  LEXICON GENETICS, INC                     3,162
     100      *  LIFEMINDERS, INC                          2,293
     300      *  LOOKSMART LTD                             3,356
     100      *  LYNX THERAPEUTICS, INC                    3,131
     559      *  MARCHFIRST, INC                           8,769

 SHARES                                                VALUE
     100      *  MAXIMUS, INC                       $      2,212
     100      *  MAXYGEN, INC                              5,187
     300      *  MEDAREX, INC                             35,193
     100      *  MEDIAPLEX, INC                              412
     100      *  MEMBERWORKS, INC                          3,287
     100      *  META GROUP, INC                           1,237
     200      *  MODIS PROFESSIONAL SERVICES, INC          1,037
     200      *  MYRIAD GENETICS, INC                     17,275
     200      *  NAVIGANT CONSULTING CO                      687
     100      *  NAVISITE, INC                             2,693
     100      *  NEOSE TECHNOLOGIES, INC                   4,837
     200      *  NETCENTIVES, INC                          1,531
     200      *  NEUROCRINE BIOSCIENCES, INC               9,000
     400      *  NOVA CORP (GEORGIA)                       6,850
     200      *  NPS PHARMACEUTICALS, INC                 11,312
   7,971         OMNICOM GROUP, INC                      581,384
     200      *  ON ASSIGNMENT, INC                        6,275
     100      *  ONVIA.COM, INC                              443
     200      *  OSI PHARMACEUTICALS, INC                 14,000
     100      *  PAREXEL INTERNATIONAL CORP                  850
     100      *  PHARMACEUTICAL PRODUCT
                   DEVELOPMENT, INC                        2,656
     200      *  PREPAID LEGAL SERVICES, INC               6,462
     100      *  PROBUSINESS SERVICES, INC                 3,025
     250      *  PROFIT RECOVERY GROUP
                   INTERNATIONAL, INC                      2,468
     100      *  PROSOFTTRAINING.COM                       1,425
     100      *  PURCHASEPRO.COM, INC                      8,787
     400      *  QUINTILES TRANSNATIONAL CORP              6,375
     900      *  REDBACK NETWORKS, INC                   147,543
     100         REGIS CORP                                1,500
     200      *  RENT WAY, INC                             6,075
     200      *  RENT-A-CENTER, INC                        6,937
   1,600      *  ROBERT HALF INTERNATIONAL, INC           55,500
     200         ROLLINS, INC                              2,962
     100      *  SAVVIS COMMUNICATIONS CORP                  900
     100      *  SCIQUEST.COM, INC                           690
     300      *  SITEL CORP                                  881
     200      *  SONICWALL, INC                            5,700
     200         SOTHEBY'S HOLDINGS, INC (CLASS A)         4,975
     100      *  SPHERION CORP                             1,193
     100      *  STAFF LEASING, INC                          378
     200      *  SYMYX TECHNOLOGIES, INC                   8,675
     100         TEJON RANCH CO                            2,530
     200      *  TELETECH HOLDINGS, INC                    4,950
     300      *  TETRA TECH, INC                           8,568
     600      *  TMP WORLDWIDE, INC                       48,300
     100      *  TRIMERIS, INC                             6,993
     100      *  TULARIK, INC                              3,300
     100      *  UNITED RENTALS, INC                       2,412
     100      *  US INTERACTIVE, INC                         253
     400      *  VALASSIS COMMUNICATIONS, INC              8,900
     300      *  VALENCE TECHNOLOGY, INC                   5,175
     700      *  VERTICALNET, INC                         24,587
     100         VIAD CORP                                 2,656
     500      *  VIANT CORP                                2,937

 22  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
ADVERTISING AND OTHER SERVICES -- (CONTINUED)
     100      *  WACKENHUT CORP SERIES A            $      1,487
     100      *  WEST TELESERVICES CORP                    2,200
     100      *  WIRELESS FACILITIES, INC                  5,768
     100      *  XCEED, INC                                  250
     100      *  XPEDIOR, INC                                325
     500         YOUNG & RUBICAM, INC                     24,750
                                                    ------------
                 TOTAL BUSINESS SERVICES               2,222,399
                                                    ------------
CONSTRUCTION AND REAL ESTATE -- 2.28%
BUILDING MATERIALS -- 1.98%
     200         AMCOL INTERNATIONAL CORP                    975
   4,600         CORNING, INC                          1,366,200
     500      *  DAL-TILE INTERNATIONAL, INC               6,250
     100         ELCOR CORP                                1,450
     200      *  ENCOMPASS SERVICES CORP                   1,625
     100         FERRO CORP                                1,906
  20,900         HOME DEPOT, INC                       1,109,006
     100      *  INTEGRATED ELECTRICAL SERVICES,
                   INC                                       687
   1,600         LOWE'S COS, INC                          71,800
     100      *  MATTSON TECHNOLOGY, INC                   1,487
     150      *  QUANTA SERVICES, INC                      4,125
     200      *  SBA COMMUNICATIONS CORP                   8,387
     200         VALSPAR CORP                              4,598
     100         WATSCO, INC                               1,029
                                                    ------------
                                                       2,579,525
                                                    ------------
CONSTRUCTION -- 0.29%
     100      *  BLOUNT INTERNATIONAL, INC                 1,125
     250      *  DYCOM INDUSTRIES, INC                    10,406
     200         HON INDUSTRIES, INC                       4,925
     200      *  INSITUFORM TECHNOLOGIES, INC
                   (CLASS A)                               6,725
     150      *  MASTEC, INC                               4,687
     600         MILLER (HERMAN), INC                     19,237
  14,600         NEWELL RUBBERMAID, INC                  333,062
                                                    ------------
                                                         380,167
                                                    ------------
REAL ESTATE -- 0.01%
     600      *  CATELLUS DEVELOPMENT CORP                10,500
     300      *  E-MEDSOFT.COM                               787
     200      *  FAIRFIELD COMMUNITIES, INC                2,025
     100         FOREST CITY ENTERPRISES, INC
                   (CLASS A)                               3,600
     100      *  JONES LANG LA SALLE                       1,300
                                                    ------------
                                                          18,212
                                                    ------------
                 TOTAL CONSTRUCTION AND REAL
                   ESTATE                              2,977,904
                                                    ------------
CONSUMER DURABLE -- 0.80%
HOME APPLIANCES AND FURNISHINGS -- 0.41%
   2,000      *  BED BATH & BEYOND, INC                   48,781
     500      *  BOYDS COLLECTION LTD                      3,687
     100         ETHAN ALLEN INTERIORS, INC                2,831
     200      *  FURNITURE BRANDS INTERNATIONAL,
                   INC                                     3,325
  14,600         GILLETTE CO                             450,775
     200      *  HA-LO INDUSTRIES, INC                       800
     300      *  LINENS' N THINGS, INC                     7,650
     100         PIER 1 IMPORTS, INC                       1,356

 SHARES                                                VALUE
     100      *  SCP POOL CORP                      $      2,962
     300      *  WILLIAMS-SONOMA, INC                     10,425
                                                    ------------
                                                         532,592
                                                    ------------
TEXTILE, APPAREL AND ACCESSORIES -- 0.39%
     800      *  ABERCROMBIE & FITCH CO (CLASS A)         15,250
     200      *  AMERICAN EAGLE OUTFITTERS, INC            6,300
     200      *  CHICO'S FAS, INC                          6,800
     200      *  CHILDREN'S PLACE RETAIL STORES,
                   INC                                     5,150
     200         CLAIRE'S STORES, INC                      3,600
     200      *  COLLINS & AIKMAN CORP                       937
     100      *  FOSSIL, INC                               1,331
   5,000         GAP, INC                                100,625
     200      *  GENESCO, INC                              3,387
     100      *  GUESS ?, INC                              1,125
     100      *  HOT TOPIC, INC                            3,000
     800         INTIMATE BRANDS, INC (CLASS A)           14,950
     200      *  JONES APPAREL GROUP, INC                  5,300
     400         LIMITED, INC                              8,825
     200      *  MEN'S WEARHOUSE, INC                      5,662
   6,722         NIKE, INC (CLASS B)                     269,300
     100      *  OAKLEY, INC                               1,756
     100         ONEIDA LTD                                1,387
     100         OSHKOSH B'GOSH, INC (CLASS A)             1,521
     300      *  PACIFIC SUNWEAR CALIFORNIA, INC           5,625
     100      *  QUICKSILVER, INC                          1,925
     100      *  SKECHERS USA, INC                         1,512
     100      *  STEIN MART, INC                           1,081
     200         STRIDE RITE CORP                          1,012
     200      *  TIMBERLAND CO                             8,200
   1,300         TJX COS, INC                             29,250
     300      *  TOO, INC                                  7,125
     200         WESTPOINT STEVENS, INC                    2,450
                                                    ------------
                                                         514,386
                                                    ------------
                 TOTAL CONSUMER DURABLE                1,046,978
                                                    ------------
ENERGY -- 0.69%
OIL, GAS AND OTHER ENERGY SERVICES -- 0.69%
     500         ANADARKO PETROLEUM CORP                  33,230
     500         APACHE CORP                              29,562
     100      *  ATWOOD OCEANICS, INC                      4,168
     200      *  BARRETT RESOURCES CORP                    7,562
     100      *  BASIN EXPLORATION, INC                    1,950
     100      *  BELCO OIL & GAS CORP                        887
     200         BERRY PETROLEUM CO (CLASS A)              3,612
     600      *  BJ SERVICES CO                           36,675
     100         CABOT OIL & GAS CORP (CLASS A)            2,037
     100      *  CAL DIVE INTERNATIONAL, INC               5,718
   1,100      *  CHESAPEAKE ENERGY CORP                    7,906
     200         CONSOL ENERGY, INC                        3,212
     450         CROSS TIMBERS OIL CO                      8,634
     100      *  DENBURY RESOURCES, INC                      700
      88         DEVON ENERGY CORP (NEW)                   5,293
     100         DIAMOND OFFSHORE DRILLING, INC            4,100
     100      *  EEX CORP                                    487
   3,000         ENRON CORP                              262,875

See notes to financial statements                        2000 ANNUAL REPORT   23

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
OIL, GAS AND OTHER ENERGY SERVICES -- (CONTINUED)
     300         ENSCO INTERNATIONAL, INC           $     11,475
     500         EOG RESOURCES, INC                       19,437
     100      *  EPICEDGE, INC                               275
     100      *  EVERGREEN RESOURCES, INC                  3,475
     200      *  FOREST OIL CORP                           3,237
      57      *  FRIEDE GOLDMAN HALTER, INC                  402
     200      *  FRONTIER OIL CORP                         1,475
     200      *  GLOBAL INDUSTRIES LTD                     2,500
     600      *  GLOBAL MARINE, INC                       18,525
   1,600      *  GREY WOLF, INC                            9,200
   2,000         HALLIBURTON CO                           97,875
     400      *  HANOVER COMPRESSOR CO                    13,175
     100         HELMERICH & PAYNE, INC                    3,612
     100      *  HOUSTON EXPLORATION CO                    2,525
     200      *  HS RESOURCES, INC                         6,725
   1,100      *  KEY ENERGY SERVICES, INC                 10,793
     200      *  LOUIS DREYFUS NATURAL GAS CORP            7,925
     300      *  MARINE DRILLING COS, INC                  8,568
     100      *  MERIDIAN RESOURCE CORP                      687
     200         MITCHELL ENERGY & DEVELOPMENT
                   CORP (CLASS A)                          9,325
     200         MURPHY OIL CORP                          12,962
     800      *  NABORS INDUSTRIES, INC                   41,920
     300      *  NEWFIELD EXPLORATION CO                  14,006
     800      *  NOBLE DRILLING CORP                      40,200
     300      *  PATTERSON ENERGY, INC                    10,312
     100         PENN VIRGINIA CORP                        2,600
     100      *  PENNACO ENERGY, INC                       1,737
     200      *  PLAINS RESOURCES, INC                     3,775
     400         POGO PRODUCING CO                        10,150
     100      *  PRIDE INTERNATIONAL, INC                  2,650
     100      *  PRIMA ENERGY CORP                         5,325
     300      *  PURE RESOURCES, INC                       6,356
     800      *  R & B FALCON CORP                        22,300
     400      *  ROWAN COS, INC                           11,600
     100      *  SPINNAKER EXPLORATION CO                  3,487
     200         ST. MARY LAND & EXPLORATION CO            4,612
     100      *  STONE ENERGY CORP                         5,500
     800      *  SUPERIOR ENERGY SERVICES, INC             8,400
     200      *  SWIFT ENERGY CO                           8,312
     200      *  SYNTROLEUM CORP                           4,075
     200      *  UNIT CORP                                 2,950
     200      *  UTI ENERGY CORP                           8,925
     200      *  VERITAS DGC, INC                          5,787
     200         VINTAGE PETROLEUM, INC                    4,550
     200      *  WEATHERFORD INTERNATIONAL, INC            8,600
                                                    ------------
                 TOTAL ENERGY                            900,910
                                                    ------------
FINANCE -- 1.70%
BANKS, SAVINGS AND LOANS -- 0.77%
     100         BANK OF GRANITE CORP                      2,293
     100         BRENTON BANKS, INC                        1,206
     100         CAPITOL FEDERAL FINANCIAL                 1,462
       5      *  CENTENNIAL BANCORP                           30
      45         CENTURA BANKS, INC                        1,724
     100         CHITTENDEN CORP                           2,568

 SHARES                                                VALUE
   9,502         CITIGROUP, INC                     $    513,701
     100         COMMERCE BANCORP, INC                     5,818
     100         CULLEN FROST BANKERS, INC                 3,250
     100         CVB FINANCIAL CORP                        1,681
     450         FIFTH THIRD BANCORP                      24,243
     100         FIRST BANCORP (PUERTO RICO)               2,443
     100         FIRST COMMONWEALTH FINANCIAL CORP           968
     200         FIRST FINANCIAL BANCORP                   3,150
     105         FIRST SOURCE CORP                         2,205
     100         FRONTIER FINANCIAL CORP                   1,881
     200         FULTON FINANCIAL CORP                     3,962
     200         GREATER BAY BANCORP                      13,887
     100      *  IMPERIAL BANCORP                          1,912
     100         IRWIN FINANCIAL CORP                      1,637
   4,500         MBNA CORP                               173,250
     100         MERCHANTS NEW YORK BANCORP, INC           2,056
     100      *  NATIONAL PENN BANCSHARES, INC             1,923
     100         ORIENTAL FINANCIAL GROUP                  1,550
     100         PACIFIC CAPITAL BANCORP                   2,675
     100         PARK NATIONAL CORP                        9,600
   1,300         PROVIDIAN FINANCIAL CORP                165,100
     100         QUEENS COUNTY BANCORP, INC                2,887
     100         S & T BANCORP, INC                        1,900
     100         SANTANDER BANCORP                         1,650
     200      *  SILICON VALLEY BANCSHARES                11,646
      20         SKY FINANCIAL GROUP, INC                    355
     100      *  SOUTHWEST BANCORP OF TEXAS, INC           3,268
     100         STATE STREET CORP                        13,000
     100         STERLING BANCSHARES, INC                  1,525
     300         SYNOVUS FINANCIAL CORP                    6,356
     400         TRUSTCO BANK CORP (NEW YORK)              4,925
     200         UNITED BANKSHARES, INC                    3,925
       6         UNITED NATIONAL BANCORP                     106
     100         WESTAMERICA BANCORP                       3,343
                                                    ------------
                                                       1,001,061
                                                    ------------
CREDIT AND OTHER FINANCE -- 0.47%
     100      *  4 KIDS ENTERTAINMENT, INC                 1,687
     400      *  ACNEILSEN CORP                            9,525
   1,200         AMERICAN EXPRESS CO                      72,900
     600      *  AMERICREDIT CORP                         17,287
     100      *  AMPAL-AMERICAN ISRAEL CORP                1,312
   1,500         CAPITAL ONE FINANCIAL CORP              105,093
     200         CHARLES E. SMITH RESIDENTIAL
                   REALTY, INC                             9,075
     100         CHATEAU COMMUNITIES, INC                  2,681
     300      *  CHOICEPOINT, INC                         13,762
     100      *  COMPUCREDIT CORP                          5,609
   1,950      *  CONCORD EFS, INC                         69,255
     200         COUSINS PROPERTIES, INC                   8,612
     300      *  E-LOAN, INC                               1,256
   1,300         EQUIFAX, INC                             35,018
     100         FEDERAL REALTY INVESTMENT TRUST           1,912
     750         FEDERATED INVESTORS, INC                 18,562
     600         FIRSTAR CORP                             13,425
     100         HEALTH CARE PROPERTY INVESTORS,
                   INC                                     2,962
     100      *  INTERCEPT GROUP, INC                      2,331

 24  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
CREDIT AND OTHER FINANCE -- (CONTINUED)
     100         MANUFACTURED HOME COMMUNITIES,
                   INC                              $      2,500
     100         MEDALLION FINANCIAL CORP                  1,681
     500         METRIS COS, INC                          19,750
   4,508      *  METROPOLITAN LIFE INSURANCE CO          118,053
     100         MILLS CORP                                1,893
     100      *  NETBANK, INC                              1,181
     200      *  NEXTCARD, INC                             1,818
   1,200      *  STILWELL FINANCIAL, INC                  52,200
     100         TOWN & COUNTRY TRUST                      1,800
     300         USA EDUCATION, INC                       14,456
     500         VENTAS, INC                               2,500
     100         WASHINGTON REAL ESTATE INVESTMENT
                   TRUST                                   2,006
                                                    ------------
                                                         612,102
                                                    ------------
INSURANCE -- 0.07%
     100         AFLAC, INC                                6,406
     200         BROWN & BROWN, INC                        6,362
     200         CRAWFORD & CO (CLASS B)                   2,437
     400      *  FIRST HEALTH GROUP CORP                  12,900
     200         GALLAGHER (ARTHUR J.) & CO               11,825
     100         HILB, ROGAL & HAMILTON CO                 4,168
     200      *  MID ATLANTIC MEDICAL SERVICES,
                   INC                                     3,025
     700      *  OXFORD HEALTH PLANS, INC                 21,514
     100      *  PACIFICARE HEALTH SYSTEMS, INC
                   (CLASS A)                               3,481
     100         UNITEDHEALTH GROUP, INC                   9,875
     700      *  WIT SOUNDVIEW GROUP, INC                  6,300
                                                    ------------
                                                          88,293
                                                    ------------
SECURITIES AND COMMODITIES -- 0.39%
     100      *  ACACIA RESEARCH CORP                      3,487
     100      *  AFFILIATED MANAGERS GROUP, INC            5,693
     600      *  AMERITRADE HOLDINGS CORP (CLASS
                   A)                                     10,650
     100      *  BLACKROCK, INC                            3,200
     200      *  DLJ DIRECT, INC                           1,375
   1,305      *  E TRADE GROUP, INC                       21,450
     300         EATON VANCE CORP                         15,300
     100      *  ESPEED, INC                               2,843
     200      *  INVESTMENT TECHNOLOGY GROUP, INC          7,987
     200         INVESTORS FINANCIAL SERVICES CORP        12,625
     100         JOHN NUVEEN CO (CLASS A)                  4,837
     700      *  KNIGHT TRADING GROUP, INC                25,200
     100      *  LABRANCHE & CO, INC                       3,337
     100      *  NATIONAL DISCOUNT BROKERS GROUP,
                   INC                                     3,093
     100      *  PIONEER GROUP, INC                        4,396
     300         PRICE (T. ROWE) ASSOCIATES, INC          14,081
   9,714         SCHWAB (CHARLES) CORP                   344,847
     200      *  TD WATERHOUSE GROUP                       3,725
     700         WADDELL & REED FINANCIAL, INC
                   (CLASS A)                              21,700
                                                    ------------
                                                         509,826
                                                    ------------
                 TOTAL FINANCE                         2,211,282
                                                    ------------

 SHARES                                                VALUE
FOODS AND RELATED -- 1.71%
BEVERAGES, OTHER FOOD PRODUCTS -- 1.70%
     140      *  7-ELEVEN, INC                      $      1,785
     100         ADVANCED MARKETING SERVICES, INC          1,762
     100      *  AMERICAN ITALIAN PASTA CO
                   (CLASS A)                               1,918
   1,000         ANHEUSER-BUSCH COS, INC                  42,312
     200      *  APPLEBEE'S INTERNATIONAL, INC             4,600
     100      *  BERINGER WINE ESTATES HOLDINGS,
                   INC (CLASS B)                           5,556
     800         BESTFOODS, INC                           58,200
     100      *  BUCA, INC                                 1,062
     300      *  CADIZ, INC                                3,000
   1,000         CAMPBELL SOUP CO                         25,875
     250      *  CEC ENTERTAINMENT, INC                    8,000
  14,568         COCA COLA CO                            803,061
     900         COCA COLA ENTERPRISES, INC               14,343
      54         CONAGRA FOODS, INC                        1,083
     100      *  DEL MONTE FOODS CO                          618
     300         DELTA & PINE LAND CO                      7,706
     100      *  DIGIMARC CORP                             1,862
     100         DREYERS GRAND ICE CREAM, INC              2,156
   1,100         GENERAL MILLS, INC                       39,050
     500      *  GRAND UNION CO                               80
     200      *  HAIN CELESTIAL GROUP, INC                 7,025
     100      *  HINES HORTICULTURE, INC                     487
     400      *  JACK IN THE BOX, INC                      8,575
     700         KELLOGG CO                               16,931
   3,500      *  KROGER CO                                78,968
     100         MORRISON MANAGEMENT SPECIALISTS,
                   INC                                     2,955
     100      *  OUTBACK STEAKHOUSE, INC                   2,712
     200      *  PAPA JOHNS INTERNATIONAL, INC             5,012
     300         PEPSI BOTTLING GROUP, INC                 9,018
     200      *  PEPSIAMERICAS, INC                          700
   1,400         PEPSICO, INC                             64,400
     100      *  PERFORMANCE FOOD GROUP CO                 3,762
     600         QUAKER OATS CO                           47,475
     400         RUBY TUESDAY, INC                         4,500
  15,127      *  SAFEWAY, INC                            706,241
   2,900         SARA LEE CORP                            58,906
     100      *  SONIC CORP                                3,150
   1,500      *  STARBUCKS CORP                           60,093
   1,600         SYSCO CORP                               74,100
     250      *  THE CHEESECAKE FACTORY, INC              10,812
     100      *  TRIARC COS, INC                           2,462
     400      *  TRICON GLOBAL RESTAURANTS, INC           12,250
     100      *  UNITED NATURAL FOODS, INC                 1,237
     200      *  WHOLE FOODS MARKET, INC                  10,737
     150      *  WILD OATS MARKETS, INC                    1,762
                                                    ------------
                                                       2,218,299
                                                    ------------
TOBACCO -- 0.01%
     650         UST, INC                                 14,868
                                                    ------------
                 TOTAL FOODS AND RELATED               2,233,167
                                                    ------------

See notes to financial statements                        2000 ANNUAL REPORT   25

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
HEALTH -- 16.23%
DRUGS AND PHARMACEUTICALS -- 13.62%
   1,300         ABBOTT LABORATORIES CO             $     61,831
     600      *  ABGENIX, INC                             48,487
     400      *  ADVANCED TISSUE SCIENCES, INC             2,975
     200      *  ALBANY MOLECULAR RESEARCH, INC           11,237
     100      *  ALEXION PHARMACEUTICALS, INC             11,400
     400      *  ALKERMES, INC                            15,450
   1,200         ALLERGAN, INC                           101,325
     400      *  ALLIANCE PHARMACEUTICAL CORP              6,100
     100      *  ALLSCRIPTS, INC                           1,412
     200         ALPHARMA, INC (CLASS A)                  12,225
     700      *  ALZA CORP                                60,550
  12,441         AMERICAN HOME PRODUCTS CORP             703,694
     400      *  AMERISOURCE HEALTH CORP (CLASS A)        18,800
  19,600      *  AMGEN, INC                            1,368,631
     400      *  AMYLIN PHARMACEUTICALS, INC               4,300
     300      *  ANDRX CORP                               28,012
     100      *  APHTON CORP                               2,875
     400      *  AVANT IMMUNOTHERAPEUTICS, INC             4,325
     100      *  AVIRON, INC                               5,831
     250      *  BARR LABORATORIES, INC                   16,578
     100         BINDLEY WESTERN INDUSTRIES, INC           3,200
   1,300      *  BIOGEN, INC                              79,300
     100      *  BIOMARIN PHARMACEUTICAL, INC              1,837
     100      *  BIOMATRIX, INC                            1,750
     100      *  BIOPURE CORP                              1,806
     400      *  BIO-TECHNOLOGY GENERAL CORP               4,575
  15,398         BRISTOL MYERS SQUIBB CO                 879,610
  15,206         CARDINAL HEALTH, INC                  1,340,979
   1,900      *  CAREMARK RX, INC                         21,375
     200      *  CELL PATHWAYS, INC                        1,625
     200      *  CELL THERAPEUTICS, INC                   13,337
     200      *  CEPHALON, INC                             9,700
     600      *  CHIRON CORP                              27,000
     100      *  COLUMBIA LABORATORIES, INC                  581
     200      *  CONNETICS CORP                            4,825
     400      *  COR THERAPEUTICS, INC                    24,925
     200      *  CORIXA CORP                              10,050
     200      *  COULTER PHARMACEUTICALS, INC              5,775
      60      *  CURIS, INC                                1,196
     100      *  CV THERAPEUTICS, INC                      7,778
   1,200         CVS CORP                                 55,575
      44      *  CYBEAR GROUP, INC                            57
     600      *  CYTOGEN CORP                              3,787
     100      *  DUANE READE, INC                          2,425
     200      *  DURA PHARMACEUTICALS, INC                 7,075
     550      *  DURECT CORP                               8,250
     100      *  DUSA PHARMACEUTICALS, INC                 3,081
      77      *  ELAN CORP PLC ADR                         4,215
     100      *  EMISPHERE TECHNOLOGIES, INC               2,993
     100      *  ENDO PHARMACEUTICALS, INC
                   WTS 12/31/02                              250
     400      *  ENZON, INC                               26,400
     800      *  FOREST LABORATORIES, INC                 91,750
     100      *  GELTEX PHARMACEUTICALS, INC               4,681

 SHARES                                                VALUE
   1,700      *  GENENTECH, INC                     $    315,668
     100      *  GENTA, INC                                  956
     300      *  GENZYME CORP (GENERAL DIVISION)          20,456
      17      *  GENZYME SURGICAL PRODUCTS                   127
     200      *  GENZYME TRANSGENICS CORP                  7,050
     200      *  GERON CORP                                5,675
     100      *  GILEAD SCIENCES, INC                     10,968
  10,400         GLAXO WELLCOME PLC (SPONS ADR)          628,550
   4,595      *  GUILFORD PHARMACEUTICALS, INC           105,972
     500      *  HUMAN GENOME SCIENCES, INC               86,562
     100      *  HYSEQ, INC                                3,656
     400      *  ICOS CORP                                21,650
     300      *  IDEC PHARMACEUTICALS CORP                52,607
     300      *  IDEXX LABORATORIES, INC                   8,025
     100      *  IGEN INTERNATIONAL, INC                   2,012
     300      *  IMCLONE SYSTEMS, INC                     35,118
     200      *  IMMUNE RESPONSE CORP                      1,375
   2,000      *  IMMUNEX CORP                             87,000
     300      *  IMMUNOGEN, INC                           10,256
     300      *  IMMUNOMEDICS, INC                         6,281
     300      *  INHALE THERAPEUTIC SYSTEMS, INC          16,912
     100      *  INVITROGEN CORP                           7,112
     200      *  ISIS PHARMACEUTICALS, INC                 2,300
   1,200      *  IVAX CORP                                55,200
     727         JOHNSON & JOHNSON CO                     68,292
   1,081      *  KING PHARMACEUTICALS, INC                36,145
     150      *  KV PHARMACEUTICAL CO (CLASS B)            5,175
     400      *  LIGAND PHARMACEUTICALS CO
                   (CLASS A)                               5,125
  15,976         LILLY (ELI) & CO                      1,296,053
     200      *  MATRIX PHARMACEUTICALS, INC               3,112
     200      *  MAXIM PHARMACEUTICALS, INC               12,150
     300         MCKESSON HBOC, INC                        9,168
     200      *  MEDICIS PHARMACEUTICAL CORP
                   (CLASS A)                              12,300
   1,900      *  MEDIMMUNE, INC                          146,775
  20,005         MERCK & CO, INC                       1,489,122
     100      *  MGI PHARMA, INC                           3,000
     700      *  MILLENNIUM PHARMACEUTICALS, INC         102,243
     100      *  MIRAVANT MEDICAL TECHNOLOGIES             2,175
     100         MYLAN LABORATORIES, INC                   2,693
     300      *  NABI, INC                                 2,100
     500      *  NBTY, INC                                 3,265
     700      *  NCS HEALTHCARE, INC (CLASS A)               175
     100      *  NEORX CORP                                2,450
     100      *  NEUROGEN CORP                             3,112
     100      *  NOVEN PHARMACEUTICALS, INC                4,275
     200         OMNICARE, INC                             3,225
     300      *  ORGANOGENESIS, INC                        4,410
 129,607         PFIZER, INC                           5,824,214
     200      *  PHARMACOPEIA, INC                         5,100
     100      *  PHARMACYCLICS, INC                        4,962
     100      *  POLYMEDIA CORP                            4,287
     100      *  PRIORITY HEALTHCARE CORP
                   (CLASS B)                               7,625
     400      *  PROTEIN DESIGN LABORATORIES, INC         48,200
     200      *  REGENERON PHARMACEUTICALS, INC            6,525

 26  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
DRUGS AND PHARMACEUTICALS -- (CONTINUED)
     100      *  RIBOZYME PHARMACEUTICALS, INC      $      2,900
     100      *  SANGSTAT MEDICAL CORP                     1,281
  32,497         SCHERING-PLOUGH CORP                  1,511,110
     200      *  SCICLONE PHARMACEUTICALS, INC             2,175
     500      *  SEPRACOR, INC                            61,343
     300      *  SICOR, INC                                3,075
     200      *  SUPERGEN, INC                             3,837
     200      *  SYNCOR INTERNATIONAL CORP                 7,362
     100      *  TANOX, INC                                3,387
     200      *  TARGETED GENETICS CORP                    2,375
     200      *  TECHNE CORP                              22,400
     300      *  TEXAS BIOTECHNOLOGY CORP                  4,890
     100      *  THERAGENICS CORP                            650
     200      *  TITAN PHARMACEUTICALS, INC               13,000
     100      *  TRANSKARYOTIC THERAPIES, INC              4,306
     200      *  TRIANGLE PHARMACEUTICALS, INC             1,687
     100      *  UNITED THERAPEUTICS CORP                  8,737
     100      *  UNIVERSAL DISPLAY CO                      2,206
     300      *  VALENTIS, INC                             2,475
      33      *  VENTIV HEALTH, INC                          416
     500      *  VERTEX PHARMACEUTICALS, INC              42,250
     200      *  VICAL, INC                                5,175
   7,900         WALGREEN CO                             299,706
     400      *  WATSON PHARMACEUTICALS, INC              25,950
                                                    ------------
                                                      17,779,435
                                                    ------------
MEDICAL EQUIPMENT AND SUPPLIES -- 2.19%
     100      *  ABIOMED, INC                              6,812
     100      *  ACLARA BIOSCIENCES, INC                   3,037
     200      *  ADAC LABORATORIES, INC                    4,162
     300      *  AFFYMETRIX, INC                          14,962
   4,772      *  AGILENT TECHNOLOGIES, INC               233,529
     100      *  ARADIGM CORP                              2,293
     200      *  ARTHROCARE CORP                           3,887
     200      *  ATS MEDICAL, INC                          3,012
     350         BIOMET, INC                              12,250
     100      *  BIOSITE DIAGNOSTICS, INC                  3,987
   2,000      *  BOSTON SCIENTIFIC CORP                   32,875
     200      *  CARDIODYNAMICS INTERNATIONAL CORP         1,043
     300      *  CELSION CORP                                731
     100      *  CHROMAVISION MEDICAL SYSTEMS, INC           950
     300      *  COGNEX CORP                              11,831
     200      *  COHERENT, INC                            13,600
     200         COHU, INC                                 3,062
     100      *  CONMED CORP                               1,368
     100         COOPER COS, INC                           3,537
     400      *  CREDENCE SYSTEMS CORP                    12,000
     100      *  CYBERONICS, INC                           2,143
     300      *  CYTYC CORP                               12,937
     100         DATASCOPE CORP                            3,350
     200      *  DIAMETRICS MEDICAL, INC                   1,606
     100      *  DIGENE CORP                               3,600
     200      *  DIONEX CORP                               5,525
     140      *  EDWARDS LIFESCIENCES CORP                 3,053
     100      *  ENDOCARE, INC                             1,975

 SHARES                                                VALUE
     200      *  ENZO BIOCHEM, INC                  $      9,700
     200      *  FEI CO                                    4,337
     100      *  FUELCELL ENERGY, INC                      9,623
     100      *  GASONICS INTERNATIONAL CORP               1,225
     100      *  GLIATECH, INC                               625
   4,871      *  GUIDANT CORP                            344,318
     100      *  HAEMONETICS CORP                          2,550
     600      *  IMATRON, INC                              1,387
     200      *  IMPATH, INC                              12,625
     100      *  INAMED CORP                               2,812
     100      *  I-STAT CORP                               2,262
     100         KEITHLEY INSTRUMENTS, INC                 7,000
   1,600      *  KLA-TENCOR CORP                          65,900
     100      *  LABORATORY CORP OF AMERICA
                   HOLDINGS                               11,975
     100      *  LIGHTPATH TECHNOLOGIES, INC               4,750
     400      *  LTX CORP                                  7,575
     100      *  MEADE INSTRUMENTS CO                      2,018
     200      *  MECHANICAL TECHNOLOGY, INC                2,162
  22,764         MEDTRONIC, INC                        1,179,459
     200         MENTOR CORP                               3,150
     300      *  METTLER-TOLEDO INTERNATIONAL, INC        13,200
     100      *  MICROVISION, INC                          3,818
     400         MILLIPORE CORP                           19,375
     400      *  MINIMED, INC                             35,750
     100      *  MKS INSTRUMENTS, INC                      2,737
     100      *  MOLECULAR DEVICES CORP                    9,825
     100      *  NANOGEN, INC                              1,937
     100      *  NANOMETRICS, INC                          5,343
     300         NEWPORT CORP                             47,779
     100      *  NOVOSTE CORP                              4,250
     100      *  OCULAR SCIENCES, INC                      1,200
     100      *  ORATEC INTERVENTIONS, INC                 1,225
     100      *  PACKARD BIOSCIENCE CO                     1,950
     400      *  PE CORP-CELERA GENOMICS GROUP            39,850
   1,900         PE CORP-PE BIOSYSTEMS GROUP             221,350
     100      *  PHOTON DYNAMICS, INC                      3,775
     200      *  QUEST DIAGNOSTICS, INC                   22,950
     200      *  RESMED, INC                               6,250
     100      *  RESPIRONICS, INC                          1,668
     400      *  ROBOTIC VISION SYSTEMS, INC               2,387
     100      *  RUDOLPH TECHNOLOGIES, INC                 3,343
     200     b*  SABRATEK CORP                                 2
     100      *  SCOTT TECHNOLOGIES, INC                   1,771
     100      *  SONOSITE, INC                             1,868
     100      *  ST. JUDE MEDICAL, INC                     5,100
     100      *  STAAR SURGICAL CO                         1,731
     400      *  STAR SCIENTIFIC, INC                      1,600
   1,300         STRYKER CORP                             55,818
     300      *  SUNRISE TECHNOLOGIES
                   INTERNATIONAL, INC                      2,156
     600      *  SYBRON INTERNATIONAL CORP                14,400
     400      *  TECHNICLONE CORP                            975
     100         TELEFLEX, INC                             3,437
   1,600      *  TERADYNE, INC                            56,000
     100      *  THERMA-WAVE, INC                          2,875

See notes to financial statements                        2000 ANNUAL REPORT   27

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
MEDICAL EQUIPMENT AND SUPPLIES -- (CONTINUED)
     100      *  THERMO CARDIOSYSTEMS, INC          $        881
     100      *  THORATEC LABORATORIES CORP                2,200
     300      *  VARIAN MEDICAL SYSTEMS, INC              13,556
     300      *  VARIAN, INC                              12,918
     400      *  VASOMEDICAL, INC                          1,950
     200      *  VEECO INSTRUMENTS, INC                   21,253
     100      *  VENTANA MEDICAL SYSTEMS, INC              2,537
     500      *  VISX, INC                                13,468
     200      *  VIVUS, INC                                  850
   1,100      *  WATERS CORP                              97,900
     100      *  WESLEY JESSEN VISIONCARE, INC             3,843
     100         X-RITE, INC                                 875
     100      *  ZOLL MEDICAL CORP                         4,875
     100      *  ZYGO CORP                                 8,700
                                                    ------------
                                                       2,862,071
                                                    ------------
MEDICAL FACILITIES MANAGEMENT -- 0.42%
     100      *  ACCREDO HEALTH, INC                       4,887
     200      *  ADVANCE PARADIGM, INC                     8,437
     300      *  APRIA HEALTHCARE GROUP, INC               4,181
     100      *  CORVEL CORP                               2,781
     100      *  CRYOLIFE, INC                             3,468
     400      *  CYBER-CARE, INC                           2,543
     100      *  EXPRESS SCRIPTS, INC                      7,225
     100      *  GENTIVA HEALTH SERVICES, INC              1,275
   1,700      *  HEALTH MANAGEMENT ASSOCIATES, INC
                   (CLASS A) (NEW)                        35,381
     500         HOOPER HOLMES, INC                        4,755
     100      *  LCA-VISION, INC                             290
     300      *  LIFEPOINT HOSPITALS, INC                 10,650
     400      *  LINCARE HOLDINGS, INC                    11,475
     300      *  ORTHODONTIC CENTERS OF AMERICA,
                   INC                                     9,993
     150      *  PROVINCE HEALTHCARE CO                    5,990
     100      *  REHABCARE GROUP, INC                      4,250
     400      *  RENAL CARE GROUP, INC                     7,450
     100      *  RES-CARE, INC                               456
     100      *  SUNRISE ASSISTED LIVING, INC              2,168
  11,000         TENET HEALTHCARE CORP                   400,125
     200      *  TRIAD HOSPITALS, INC                      5,875
     100      *  UNIVERSAL HEALTH SERVICES, INC            8,562
                                                    ------------
                                                         542,217
                                                    ------------
                 TOTAL HEALTH                         21,183,723
                                                    ------------
INDUSTRIAL MACHINERY -- 8.97%
ELECTRICAL -- 6.64%
     100      *  ACT MANUFACTURING, INC                    5,275
     100      *  ADVANCED LIGHTING TECHNOLOGIES,
                   INC                                     1,237
     300         AMETEK, INC                               6,356
     100      *  ANICOM, INC                                 384
     100      *  ARGUSS COMMUNICATIONS, INC                2,043
     400      *  BRIGHTPOINT, INC                          2,012
     200         C&D TECHNOLOGIES, INC                    11,350
     400      *  CHECKFREE CORP                           16,756

 SHARES                                                VALUE
     200      *  ELECTRO SCIENTIFIC INDUSTRIES,
                   INC                              $      7,025
      66      *  ENERGIZER HOLDINGS, INC                   1,617
     100      *  EXCEL TECHNOLOGY, INC                     3,206
     100         EXIDE CORP                                  906
 148,730         GENERAL ELECTRIC CO                   8,579,861
     200      *  KENT ELECTRONICS CORP                     4,775
     100      *  LITTELFUSE, INC                           2,968
     100      *  PLUG POWER, INC                           3,725
     200      *  RAYOVAC CORP                              3,425
     100      *  SATCON TECHNOLOGY CO                      3,575
     100         SLI, INC                                    731
     200      *  VICOR CORP                               10,850
     200      *  WESCO INTERNATIONAL, INC                  1,600
                                                    ------------
                                                       8,669,677
                                                    ------------
OTHER INDUSTRIAL EQUIPMENT -- 2.33%
  14,229      *  APPLIED MATERIALS, INC                  843,957
     100      *  APPLIED SCIENCE AND TECHNOLOGY,
                   INC                                     1,475
     100      *  ASTEC INDUSTRIES, INC                     1,093
     300      *  ASYST TECHNOLOGIES, INC                   6,075
     200      *  ATMI, INC                                 4,675
   1,000         BAKER HUGHES, INC                        37,125
     100         BRIGGS & STRATTON CORP                    3,781
     100      *  BROOKS AUTOMATION, INC                    3,312
     400      *  COOPER CAMERON CORP                      29,475
     100      *  CUNO, INC                                 2,225
     200         DONALDSON CO, INC                         4,400
     100      *  DRIL-QUIP, INC                            3,987
     200      *  ELECTROGLAS, INC                          3,412
     100      *  FSI INTERNATIONAL, INC                    1,425
     200         GRACO, INC                                6,450
     100      *  GRANT PRIDECO, INC                        2,193
     100         IDEX CORP                                 2,793
     400      *  KULICKE & SOFFA INDUSTRIES, INC           5,325
   1,100      *  LAM RESEARCH CORP                        23,031
     100         LINDSAY MANUFACTURING CO                  1,862
     200         MANITOWOC CO, INC                         3,850
     100      *  MSC INDUSTRIAL DIRECT CO (CLASS
                   A)                                      1,525
  15,100      *  NOVELLUS SYSTEMS, INC                   703,093
     300      *  PRESSTEK, INC                             5,756
     200      *  PRI AUTOMATION, INC                       3,650
     300         ROPER INDUSTRIES, INC                     9,956
     100      *  SEMITOOL, INC                             1,281
     300      *  SMITH INTERNATIONAL, INC                 24,468
     300      *  SOMERA COMMUNICATIONS, INC                2,850
     100      *  SPECIALTY EQUIPMENT COS, INC              2,468
     200      *  SPEEDFAM-IPEC, INC                        2,287
  24,793         TYCO INTERNATIONAL LTD                1,286,136
     100      *  ULTRATECH STEPPER, INC                    1,606
                                                    ------------
                                                       3,036,997
                                                    ------------
                 TOTAL INDUSTRIAL MACHINERY           11,706,674
                                                    ------------
MEDIA AND LEISURE -- 3.04%
BROADCASTING -- 2.89%
     200         BLOCKBUSTER, INC                          1,762
     400      *  CABLEVISION SYSTEMS CORP
                   (CLASS A)                              26,525

 28  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
BROADCASTING -- (CONTINUED)
     300      *  CITADEL COMMUNICATIONS CORP        $      5,100
   9,071      *  CLEAR CHANNEL COMMUNICATIONS, INC       512,511
     446      *  COX COMMUNICATIONS, INC (CLASS A)        17,059
     300      *  COX RADIO, INC (CLASS A)                  5,231
  12,200         DISNEY (WALT) CO                        466,650
     100      *  EMMIS COMMUNICATIONS CORP
                   (CLASS A)                               2,475
     400      *  FOX ENTERTAINMENT GROUP, INC             10,600
     100      *  HEARST-ARGYLE TELEVISION, INC             2,000
     700      *  HISPANIC BROADCASTING CORP               19,512
     100      *  HOLLYWOOD ENTERTAINMENT CORP                743
   1,075      *  INFINITY BROADCASTING CORP
                   (CLASS A)                              35,475
     200      *  INSIGHT COMMUNICATIONS CO, INC            3,175
     100      *  MEDIACOM COMMUNICATIONS CORP              1,612
     100      *  PAC-WEST TELECOMM, INC                      912
     100      *  PANAMSAT CORP                             3,193
     300      *  PAXSON COMMUNICATIONS CORP                3,450
     100      *  PEGASUS COMMUNICATIONS CORP               4,831
     100      *  PIXAR, INC                                3,212
     400      *  PRICE COMMUNICATIONS CORP                 7,825
     100      *  REGENT COMMUNICATIONS, INC                  556
     100      *  SAGA COMMUNICATIONS, INC
                   (CLASS A)                               1,650
     100      *  SINCLAIR BROADCASTING GROUP, INC
                   (CLASS A)                               1,093
     300      *  SIRIUS SATELLITE RADIO, INC              15,862
     200      *  SPANISH BROADCASTING SYSTEM, INC          2,350
  14,600         TIME WARNER, INC                      1,142,450
     200      *  TIVO, INC                                 3,875
  19,000      *  TOEI CO LTD                             120,617
     100      *  U.S.A. NETWORKS, INC                      2,193
     100      *  UNITEDGLOBALCOM, INC (CLASS A)            3,000
   1,500      *  UNIVISION COMMUNICATIONS, INC            56,062
  21,908      *  VIACOM, INC (CLASS B)                 1,281,618
     100      *  WAVO CORP                                    75
     100      *  YOUNG BROADCASTING, INC (CLASS A)         3,143
                                                    ------------
                                                       3,768,397
                                                    ------------
LODGING/GAMING/RECREATION -- 0.07%
     200      *  ARGOSY GAMING CORP                        3,625
     100      *  AZTAR CORP                                1,537
     200      *  BALLY TOTAL FITNESS HOLDINGS CORP         5,000
     100      *  CHAMPIONSHIP AUTO RACING TEAMS,
                   INC                                     2,437
     500      *  CHOICE HOTELS INTERNATIONAL, INC          5,500
     100         DOVER DOWNS ENTERTAINMENT, INC            1,343
     200      *  EXTENDED STAY AMERICA, INC                2,650
     100      *  HOLLYWOOD.COM, INC                          603
     100         INTERNATIONAL SPEEDWAY CORP
                   (CLASS A)                               3,900
     300      *  ISLE OF CAPRI CASINOS, INC                4,650
     100         MARRIOTT INTERNATIONAL, INC
                   (CLASS A)                               3,643
     100      *  QUOKKA SPORTS, INC                          396
   3,055      *  SIX FLAGS, INC                           47,352
     100      *  SPEEDWAY MOTORSPORTS, INC                 2,081

 SHARES                                                VALUE
     300      *  STATION CASINOS, INC               $      4,275
     100     b*  SUNTERRA CORP                                13
     100      *  WORLD WRESTLING FEDERATION
                   ENTERTAINMENT, INC                      1,518
                                                    ------------
                                                          90,523
                                                    ------------
PUBLISHING -- 0.08%
     100         DOW JONES & CO, INC                       6,050
     100         HARLAND (JOHN H.) CO                      1,531
     100         HOUGHTON MIFFLIN CO                       3,925
     100      *  INFORMATION HOLDINGS, INC                 3,543
     300         LEE ENTERPRISES, INC                      8,662
     100      *  MARTHA STEWART LIVING OMNIMEDIA,
                   INC                                     2,625
     200         MEREDITH CORP                             5,900
     100         PENTON MEDIA, INC                         2,750
     600      *  PRIMEDIA, INC                             9,825
     200      *  R.H. DONNELLEY CORP                       4,225
     800         READER'S DIGEST ASSOCIATION, INC
                   (CLASS A) (NON-VOTE)                   28,250
     100      *  SCHOLASTIC CORP                           7,956
     400      *  TOPPS, INC                                3,675
     400         WILEY (JOHN) & SONS, INC
                   (CLASS A)                               9,175
                                                    ------------
                                                          98,092
                                                    ------------
                 TOTAL MEDIA AND LEISURE               3,957,012
                                                    ------------
RETAIL AND WHOLESALE -- 2.52%
     100      *  99 CENTS ONLY STORES                      5,018
   1,700      *  AMAZON.COM, INC                          65,343
     100      *  BARNES & NOBLE, INC                       1,968
     100      *  BARNESANDNOBLE.COM, INC                     490
   1,500      *  BEST BUY CO, INC                         95,437
     100      *  BJ'S WHOLESALE CLUB, INC                  3,412
     300         BLYTH, INC                                7,031
     100      *  BORDERS GROUP, INC                        1,393
     100         BRADY CORP (CLASS A)                      3,025
     500         CALLAWAY GOLF CO                          7,687
     200         CASEYS GENERAL STORES, INC                2,600
     400      *  CDW COMPUTER CENTERS, INC                27,600
   1,200         CIRCUIT CITY STORES-CIRCUIT CITY
                   GROUP                                  27,600
     500      *  CONSOLIDATED STORES CORP                  6,750
     200      *  COST PLUS, INC                            6,025
     500      *  COSTCO WHOLESALE CORP                    17,468
     250      *  DIRECT FOCUS, INC                         9,937
   1,375         DOLLAR GENERAL CORP                      23,031
   1,000      *  DOLLAR TREE STORES, INC                  40,562
     100      *  E4L, INC                                     25
      56      *  EGGHEAD.COM, INC                            129
     600      *  ETOYS, INC                                3,206
     100      *  FACTORY 2-U STORES, INC                   3,056
     900         FAMILY DOLLAR STORES, INC                17,325
     200         FASTENAL CO                              11,525
     200      *  GUITAR CENTER, INC                        2,462
     700      *  HANOVER DIRECT, INC                         393
     200      *  IDENTIX, INC                              2,430

See notes to financial statements                        2000 ANNUAL REPORT   29

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
RETAIL AND WHOLESALE -- (CONTINUED)
     300      *  INSIGHT ENTERPRISES, INC           $      8,175
     600      *  INTERNATIONAL GAME TECHNOLOGY CO         20,175
     200      *  INTERTAN, INC                             2,887
     100      *  JAKKS PACIFIC, INC                          940
   2,700      *  KOHL'S CORP                             155,756
     100      *  LANDS END, INC                            2,100
     200      *  MICHAELS STORES, INC                      8,000
     100      *  MUSICLAND STORES CORP                       706
     200      *  OFFICE DEPOT, INC                         1,562
     600      *  PETSMART, INC                             2,812
     100      *  RACING CHAMPIONS CORP                       112
  15,185         RADIOSHACK CORP                         981,330
   2,700      *  STAPLES, INC                             38,306
     300      *  SUNGLASS HUT INTERNATIONAL, INC           1,959
   1,400         TARGET CORP                              35,875
     800         TIFFANY & CO                             30,850
     100      *  TRANS WORLD ENTERTAINMENT CORP            1,000
     100      *  TWEETER HOME ENTERTAINMENT GROUP,
                   INC                                     3,631
     100      *  ULTIMATE ELECTRONICS, INC                 4,112
     100      *  US WIRELESS CORP                          1,587
     300     b*  VALUE AMERICA, INC                           46
     300      *  VALUEVISION INTERNATIONAL, INC            7,537
  32,800         WAL-MART STORES, INC                  1,578,500
     100      *  WHITEHALL JEWELLERS, INC                    793
     100      *  WMS INDUSTRIES, INC                       2,250
     100      *  YANKEE CANDLE, INC                        2,012
     100      *  ZALE CORP                                 3,243
                                                    ------------
                 TOTAL RETAIL AND WHOLESALE            3,289,184
                                                    ------------
TECHNOLOGY -- 52.15%
COMMUNICATIONS EQUIPMENT -- 3.78%
     400      *  ACTV, INC                                 5,500
     300      *  ADAPTIVE BROADBAND CORP                   5,850
   6,444      *  ADC TELECOMMUNICATIONS, INC             173,283
     200      *  ADTRAN, INC                               8,509
     600      *  ADVANCED FIBRE COMMUNICATIONS,
                   INC                                    22,725
     100      *  ALAMOSA PCS HOLDINGS, INC                 1,618
   1,300      *  AMERICAN TOWER CORP (CLASS A)            48,993
     100      *  ANAREN MICROWAVE, INC                    13,562
     400      *  ANDREW CORP                              10,475
     200      *  ANTEC CORP                                5,900
     400      *  ASPECT TELECOMMUNICATIONS CORP            8,250
     100      *  BROOKTROUT, INC                           3,293
     100      *  CALIFORNIA AMPLIFIER, INC                 2,300
     100      *  CARRIER ACCESS CORP                       1,981
     300      *  C-COR.NET CORP                            4,593
     100      *  CELERITEL, INC                            3,768
     100     b*  CELLNET DATA SYSTEMS, INC                     1
  13,800      *  CIENA CORP                            1,694,812
     400      *  COMMSCOPE, INC                            9,800
   1,400      *  COMVERSE TECHNOLOGY, INC                151,200
     400      *  COPPER MOUNTAIN NETWORKS, INC            15,000
     200      *  CORSAIR COMMUNICATIONS, INC               1,562

 SHARES                                                VALUE
     407      *  CORVIS CORP                        $     24,846
     500      *  COSINE COMMUNICATIONS, INC               27,781
     100      *  DAVOX CORP                                1,006
     100      *  DIGITAL LIGHTWAVE, INC                    7,262
     200      *  DITECH COMMUNICATIONS CORP                8,200
     600      *  DMC STRATEX NETWORKS, INC                 9,637
     900      *  ECHOSTAR COMMUNICATIONS CORP
                   (CLASS A)                              47,475
     200      *  EFFICIENT NETWORKS, INC                   7,462
     200      *  ELANTEC SEMICONDUCTOR, INC               19,925
     100      *  GLENAYRE TECHNOLOGIES, INC                1,087
     200      *  GLOBIX CORP                               4,662
     408      *  HARMONIC, INC                             9,792
     100         HARRIS CORP                               2,843
     100      *  INET TECHNOLOGIES, INC                    2,925
     400      *  INTELECT COMMUNICATIONS, INC                575
     500      *  INTERDIGITAL COMMUNICATIONS CORP          7,000
     200         INTER-TEL, INC                            2,275
     200      *  INTERVOICE-BRITE, INC                     2,100
     100      *  L-3 COMMUNICATIONS HOLDINGS, INC          5,650
     100      *  MCK COMMUNICATIONS, INC                   2,262
     100      *  METRICOM, INC                             2,575
   8,516         MOTOROLA, INC                           240,577
     400      *  MPOWER COMMUNICATIONS CORP                3,487
     300      *  NATURAL MICROSYSTEMS CORP                16,139
     300      *  NETRO CORP                               17,775
   5,852         NOKIA OYJ ADR                           232,982
     261      *  ONI SYSTEMS CORP                         22,527
     600      *  P-COM, INC                                3,975
     400      *  PLANTRONICS, INC                         15,200
     400      *  POLYCOM, INC                             26,787
     400      *  POWERWAVE TECHNOLOGIES, INC              15,187
  13,700      *  QUALCOMM, INC                           976,125
   1,400         SCIENTIFIC-ATLANTA, INC                  89,075
     100      *  SCM MICROSYSTEMS, INC                     3,793
     200      *  SEACHANGE INTERNATIONAL, INC              6,675
     200      *  SENSORMATIC ELECTRONICS CORP              3,000
     100      *  SONUS NETWORKS, INC                      12,637
     100      *  SPECTRALINK CORP                            943
   2,000      *  SYCAMORE NETWORKS, INC                  216,000
     150      *  SYMMETRICOM, INC                          2,343
     400      *  TEKELEC                                  13,150
     100      *  TELECORP PCS, INC                         1,900
  11,300      *  TELLABS, INC                            539,575
     300      *  TERAYON COMMUNICATION SYSTEMS,
                   INC                                    10,181
     100      *  TOLLGRADE COMMUNICATIONS, INC            13,881
     100      *  TUT SYSTEMS, INC                          8,631
     942      *  TYCOM LTD                                36,149
     200      *  VIASAT, INC                               4,475
     300      *  WEBLINK WIRELESS, INC                     2,306
     300      *  WESTELL TECHNOLOGIES, INC (CLASS
                   A)                                      3,862
     200      *  WINK COMMUNICATIONS, INC                  2,400
     300      *  WORLD ACCESS, INC                         1,621
     100      *  ZIXIT CORP                                3,050
                                                    ------------
                                                       4,936,723
                                                    ------------

 30  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
COMPUTERS AND OFFICE EQUIPMENT -- 48.35%
   1,900      *  3COM CORP                          $     36,456
     200      *  3DO CO                                    1,337
     100      *  ABOUT.COM, INC                            3,237
     200      *  ACCRUE SOFTWARE, INC                      2,387
     200      *  ACTEL CORP                                7,187
     500      *  ACTUATE CORP                             17,273
     600      *  ACXIOM CORP                              19,050
     200      *  ADAPTEC, INC                              4,000
     100      *  ADEPT TECHNOLOGY, INC                     5,256
   1,100         ADOBE SYSTEMS, INC                      170,775
     400      *  ADVANCED DIGITAL INFORMATION CORP         6,075
     100      *  ADVANCED ENERGY INDUSTRIES, INC           3,300
   1,600      *  ADVANCED MICRO DEVICES, INC              37,800
     100      *  ADVANTAGE LEARNING SYSTEMS, INC           3,506
     200      *  ADVENT SOFTWARE, INC                     13,975
     125      *  AEROFLEX, INC                             6,078
     200      *  AETHER SYSTEMS, INC                      21,100
     100      *  AFFILIATED COMPUTER SERVICES, INC         4,987
     200      *  AGILE SOFTWARE CORP                      17,987
     300      *  ALLAIRE CORP                              2,550
     200      *  ALLIANCE SEMICONDUCTOR CORP               3,975
     300      *  ALPHA INDUSTRIES, INC                    10,218
   1,100      *  ALTEON WEBSYSTEMS, INC                  119,229
   3,600      *  ALTERA CORP                             171,900
      74      *  AMDOCS LTD                                4,615
  24,900      *  AMERICA ONLINE, INC                   1,338,375
     300      *  AMERICAN MANAGEMENT SYSTEMS, INC          5,156
   1,300      *  AMERICAN POWER CONVERSION CORP           24,943
     200      *  AMERICAN SUPERCONDUCTOR CORP              9,831
     900      *  AMKOR TECHNOLOGY, INC                    23,512
     300      *  AMPHENOL CORP (CLASS A)                  17,081
     150      *  ANADIGICS, INC                            3,318
  17,418      *  ANALOG DEVICES, INC                   1,438,073
     100         ANALYSTS INTERNATIONAL CORP                 721
     134      *  APERIAN, INC                                854
     600      *  APPLE COMPUTER, INC                      15,450
   5,250      *  APPLIED MICRO CIRCUITS CORP           1,087,078
     100      *  AREMISSOFT CORP                           3,750
   3,300      *  ARIBA, INC                              472,776
     500      *  ART TECHNOLOGY GROUP                     47,375
     300      *  ARTESYN TECHNOLOGIES, INC                 8,737
     300      *  ASPEN TECHNOLOGY, INC                    13,537
  16,900      *  ATMEL CORP                              256,668
     200         AUTODESK, INC                             5,075
   4,100         AUTOMATIC DATA PROCESSING, INC          274,187
     400      *  AVANT CORP                                7,300
     159      *  AVICI SYSTEMS, INC                       15,124
     309      *  AVOCENT CORP                             17,033
     200      *  AVT CORP                                  1,112
     200         AVX CORP                                  5,212
     200      *  AWARE, INC                                7,700
     300      *  AXENT TECHNOLOGIES, INC                   6,468
     200      *  AXT, INC                                  8,362
     100      *  BARRA, INC                                6,206
     100      *  BE FREE, INC                                425
   7,500      *  BEA SYSTEMS, INC                        584,062

 SHARES                                                VALUE
     100      *  BELL & HOWELL CO                   $      2,187
     100      *  BENCHMARK ELECTRONICS, INC                5,200
     200      *  BILLING CONCEPTS CORP                       637
     400      *  BINDVIEW DEVELOPMENT CORP                 3,025
     100      *  BIOCRYST PHARMACEUTICALS, INC             2,081
     200      *  BISYS GROUP, INC                         15,462
     200      *  BLACK BOX CORP                            9,325
     100      *  BLUESTONE SOFTWARE, INC                   1,737
   2,200      *  BMC SOFTWARE, INC                        42,075
     732      *  BOOKHAM TECHNOLOGY PLC
                   (SPONS ADR)                            31,384
     100      *  BOTTOMLINE TECHNOLOGIES, INC              3,731
     100      *  BRIO TECHNOLOGY, INC                      1,056
   1,300      *  BROADCOM CORP (CLASS A)                 316,875
   1,700      *  BROADVISION, INC                         43,668
   2,000      *  BROCADE COMMUNICATIONS SYSTEMS,
                   INC                                   472,000
     600      *  CABLETRON SYSTEMS, INC                   17,625
     100      *  CACHEFLOW, INC                           14,300
     600      *  CADENCE DESIGN SYSTEMS, INC              15,412
     300      *  CAMBRIDGE TECHNOLOGY PARTNERS,
                   INC                                     1,312
     100      *  CARREKER CORP                             1,950
     200      *  CCC INFORMATION SERVICES GROUP,
                   INC                                     1,612
  14,740      *  CERIDIAN CORP                           413,641
     200      *  CERNER CORP                               9,287
     100      *  CHORDIANT SOFTWARE, INC                     775
     400      *  CIBER, INC                                3,300
     400      *  CIRRUS LOGIC, INC                        16,125
 132,720      *  CISCO SYSTEMS, INC                    7,332,780
   1,500      *  CITRIX SYSTEMS, INC                      30,093
     200      *  CLARENT CORP                              7,875
     200      *  CLARUS CORP                               4,562
     300      *  CNET NETWORKS, INC                        7,307
     200      *  COBALT NETWORKS, INC                     11,575
     100         COMDISCO, INC                             1,906
   1,640      *  COMMERCE ONE, INC                       128,740
  15,200         COMPAQ COMPUTER CORP                    419,216
     200      *  COMPLETE BUSINESS SOLUTIONS, INC          2,700
   4,100         COMPUTER ASSOCIATES
                   INTERNATIONAL, INC                    103,268
     200      *  COMPUTER HORIZONS CORP                    1,362
     200      *  COMPUTER NETWORK TECHNOLOGY CORP          6,875
   1,000      *  COMPUTER SCIENCES CORP                   74,250
   1,700      *  COMPUWARE CORP                           14,237
     100      *  CONCORD COMMUNICATIONS, INC               2,650
     500      *  CONCURRENT COMPUTER CORP                  9,500
   1,900      *  CONEXANT SYSTEMS, INC                    79,562
     100      *  CONVERGYS CORP                            3,887
     200      *  CREE, INC                                23,250
     100      *  CROSSROADS SYSTEMS, INC                     850
     500      *  CSG SYSTEMS INTERNATIONAL, INC           14,500
     200         CTS CORP                                 10,125
     100      *  CYBERSOURCE CORP                          1,131
     200      *  CYLINK CORP                               2,087
     900      *  CYPRESS SEMICONDUCTOR CORP               37,406

See notes to financial statements                        2000 ANNUAL REPORT   31

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
COMPUTERS AND OFFICE EQUIPMENT -- (CONTINUED)
     100      *  DALEEN TECHNOLOGIES, INC           $      1,481
     300         DALLAS SEMICONDUCTOR CORP                 9,862
     100      *  DATA RETURN CORP                          2,025
     100      *  DATASTREAM SYSTEMS, INC                   1,287
     100      *  DDI CORP                                  4,425
  44,616      *  DELL COMPUTER CORP                    1,374,730
     300      *  DENDRITE INTERNATIONAL, INC               8,043
     200      *  DIGEX, INC                                9,375
     200      *  DIGITAL INSIGHT CO                        7,175
     100      *  DIGITAL RIVER, INC                          643
     200      *  DOCUMENTUM, INC                          16,237
     100      *  DSET CORP                                 2,062
     200      *  DSP GROUP, INC                            7,475
     100      *  DST SYSTEMS, INC                         11,750
     300      *  E.PIPHANY, INC                           23,118
     332      *  EARTHLINK, INC                            3,029
     200      *  ECHELON CORP                              5,875
     300      *  ECLIPSYS CORP                             4,800
     200      *  EGAIN COMMUNICATIONS CORP                 1,881
   1,000      *  ELECTRONIC ARTS, INC                     49,375
   2,000         ELECTRONIC DATA SYSTEMS CORP             83,000
     300      *  ELECTRONICS FOR IMAGING, INC              7,575
     400      *  ELOYALTY CORP                             5,100
     100      *  EMACHINES, INC                              103
  54,240      *  EMC CORP                              5,376,540
     200      *  EMCORE CORP                               8,315
     300      *  EMULEX CORP                              36,750
     100      *  ENERGY CONVERSION DEVICES, INC            3,718
     200      *  ENGAGE, INC                               1,625
     400      *  ENTRUST TECHNOLOGIES, INC                11,050
     200      *  ESS TECHNOLOGY, INC                       2,862
     200      *  EXAR CORP                                24,200
     100      *  EXCALIBUR TECHNOLOGIES CORP               6,718
     300      *  EXCELON CORP                              3,712
     200      *  EXCHANGE APPLICATIONS, INC                  906
     900      *  EXCITE AT HOME                           12,712
     100      *  EXTENDED SYSTEMS, INC                     5,375
   2,200      *  EXTREME NETWORKS, INC                   251,900
     200      *  F5 NETWORKS, INC                          6,800
     200         FACTSET RESEARCH SYSTEMS, INC             7,520
     500      *  FAIRCHILD SEMICONDUCTOR
                   INTERNATIONAL, INC                     14,062
     300      *  FILENET CORP                              5,456
     800      *  FINISAR CORP                             38,700
     100      *  FIREPOND, INC                             1,450
     800      *  FISERV, INC                              47,900
     200      *  FISHER SCIENTIFIC INTERNATIONAL,
                   INC                                     6,750
   3,300      *  FOUNDRY NETWORKS, INC                   220,893
     300      *  FRONTLINE CAPITAL GROUP, INC              4,931
     100      *  GADZOOX NETWORKS, INC                       712
      39      *  GARTNER GROUP, INC (CLASS B)                424
   1,600      *  GATEWAY, INC                             74,800
   2,631      *  GEMSTAR-TV GUIDE INTERNATIONAL,
                   INC                                   229,390
     300      *  GENERAL SEMICONDUCTOR, INC                3,656
     100      *  GEOWORKS CORP                               737

 SHARES                                                VALUE
     100      *  GLOBAL IMAGING SYSTEMS, INC        $        587
     300      *  GLOBESPAN, INC                           36,600
     200      *  GO2NET, INC                              10,853
     100      *  GREAT PLAINS SOFTWARE, INC                2,812
     200      *  GTECH HOLDINGS CORP                       3,312
     200         HELIX TECHNOLOGY CORP                     5,975
   2,900         HEWLETT-PACKARD CO                      281,300
     100      *  HI/FN, INC                                6,812
     200      *  HNC SOFTWARE, INC                        16,362
     400      *  HOMESTORE.COM, INC                       18,700
     100      *  HUTCHINSON TECHNOLOGY, INC                2,106
     300      *  HYPERION SOLUTIONS CORP                   7,762
   2,710      *  I2 TECHNOLOGIES, INC                    506,939
     100      *  IBIS TECHNOLOGY CORP                      3,631
     100      *  IDX SYSTEMS CORP                          1,612
     300      *  IGATE CAPITAL CORP                        1,612
     100      *  IMMERSION CORP                            1,550
     200      *  IMRGLOBAL CORP                            2,325
   2,700         IMS HEALTH, INC                          56,025
   1,402      *  INFINEON TECHNOLOGIES AG. ADR            66,595
     300      *  INFOCUS CORP                             15,900
      20      *  INFOGRAMES, INC                             145
     200      *  INFORMATICA CORP                         18,650
     100      *  INFORMATION ARCHITECTS CORP                 331
   1,200      *  INFOSPACE.COM, INC                       36,300
     100      *  INFOUSA, INC                                500
     100      *  INGRAM MICRO, INC (CLASS A)               1,375
     700      *  INKTOMI CORP                             79,800
     100      *  INPRISE CORP                                534
     100      *  INTEGRATED CIRCUIT SYSTEMS, INC           1,850
     900      *  INTEGRATED DEVICE TECHNOLOGY, INC        81,450
     200      *  INTEGRATED SILICON SOLUTION, INC          2,837
 128,662         INTEL CORP                            5,347,514
     300      *  INTELIDATA TECHNOLOGIES CORP              1,570
     100      *  INTERACT COMMERCE CORP                    1,093
     100      *  INTERACTIVE INTELLIGENCE, INC             3,931
     100      *  INTERLINK ELECTRONICS, INC                1,937
  24,400         INTERNATIONAL BUSINESS MACHINES
                   CORP                                2,745,000
     400      *  INTERNATIONAL RECTIFIER CORP             20,225
     200      *  INTERNET SECURITY SYSTEMS, INC           15,025
     200      *  INTERSIL HOLDINGS CORP                    9,975
     500      *  INTERTRUST TECHNOLOGIES CORP              6,031
     200      *  INTERWORLD CORP                             762
     300      *  INTERWOVEN, INC                          33,918
     200      *  INTRANET SOLUTIONS, INC                  10,000
     100      *  INTRUSION.COM, INC                        1,187
   1,000      *  INTUIT, INC                              57,000
   1,900      *  IOMEGA CORP                               9,500
     400      *  IXL ENTERPRISES, INC                      1,750
     100      *  IXYS CORP                                 2,612
     400      *  J.D. EDWARDS & CO                        10,350
   1,000      *  JABIL CIRCUIT, INC                       56,750
     300         JACK HENRY & ASSOCIATES, INC             13,012
  15,140      *  JDS UNIPHASE CORP                     1,433,568
   4,900      *  JUNIPER NETWORKS, INC                 1,072,793
     100      *  JUNO ONLINE SERVICES, INC                   400

 32  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
COMPUTERS AND OFFICE EQUIPMENT -- (CONTINUED)
     300      *  KEANE, INC                         $      5,220
     600      *  KEMET CORP                               16,575
     500      *  KOPIN CORP                                9,000
     100      *  KRONOS, INC                               3,000
     300      *  LATTICE SEMICONDUCTOR CORP               16,125
     800      *  LEGATO SYSTEMS, INC                      10,750
     100      *  LEVEL 8 SYSTEMS, INC                      1,837
   1,200      *  LEXMARK INTERNATIONAL, INC               45,000
     300      *  LIBERATE TECHNOLOGIES                     8,681
   2,800         LINEAR TECHNOLOGY CO                    181,300
  14,112      *  LSI LOGIC CORP                          412,776
     800      *  LYCOS, INC                               55,012
     500      *  MACROMEDIA, INC                          40,406
     200      *  MACROVISION CORP                         16,200
     100      *  MANHATTAN ASSOCIATES, INC                 6,125
     200      *  MANUGISTICS GROUP, INC                   19,625
     150      *  MAPINFO CORP                              4,696
     100      *  MARIMBA, INC                              1,221
   2,600      *  MAXIM INTEGRATED PRODUCTS, INC          209,137
     500      *  MAXTOR CORP                               5,250
     100      *  MCSI, INC                                 3,362
     100      *  MEDIA 100, INC                            1,100
      71      *  MEDQUIST, INC                             1,433
     100      *  MEMC ELECTRONIC MATERIALS, INC            1,287
     600      *  MENTOR GRAPHICS CORP                     14,137
     200      *  MERCATOR SOFTWARE, INC                    3,312
     200      *  MERCURY COMPUTER SYSTEMS, INC             5,562
     700      *  MERCURY INTERACTIVE CORP                109,725
     200      *  METACREATIONS CORP                        2,250
     100      *  METASOLV SOFTWARE, INC                    4,087
     300         METHODE ELECTRONICS, INC (CLASS
                   A)                                     13,293
     500      *  MICREL, INC                              33,500
   1,125      *  MICROCHIP TECHNOLOGY, INC                37,195
     300      *  MICROMUSE, INC                           60,281
     200      *  MICRON ELECTRONICS, INC                   1,800
  11,100      *  MICRON TECHNOLOGY, INC                  510,600
     200      *  MICROS SYSTEMS, INC                       3,012
     100      *  MICROSEMI CORP                            3,812
  76,013      *  MICROSOFT CORP                        4,584,534
     300      *  MICROSTRATEGY, INC                        8,193
     100      *  MIDWAY GAMES, INC                           700
     400      *  MIPS TECHNOLOGIES, INC                   18,400
     300      *  MMC NETWORKS, INC                        37,950
     925         MOLEX, INC                               50,354
     400      *  MRV COMMUNICATIONS, INC                  18,125
     200      *  MTI TECHNOLOGY CORP                         762
     100      *  MULTEX.COM, INC                           1,712
     200      *  MYND CORP                                 2,700
     300      *  MYPOINTS.COM, INC                         1,650
     100      *  NATIONAL INFORMATION CONSORTIUM,
                   INC                                       396
     200      *  NATIONAL INSTRUMENTS CORP                 8,825
   1,600      *  NATIONAL SEMICONDUCTOR CORP              64,400
     100      *  NCO GROUP, INC                            1,187
     100      *  NET PERCEPTIONS, INC                        471

 SHARES                                                VALUE
     250      *  NETEGRITY, INC                     $     17,500
     200      *  NETIQ CORP                               13,137
     600      *  NETMANAGE, INC                            1,275
     100      *  NETOBJECTS, INC                             312
     100      *  NETOPIA, INC                              1,100
     100      *  NETSCOUT SYSTEMS, INC                     2,375
     200      *  NETWORK ACCESS SOLUTIONS CORP               825
   5,600      *  NETWORK APPLIANCE, INC                  713,300
     200      *  NETWORK COMMERCE, INC                     1,118
     100      *  NETWORK PERIPHERALS, INC                  1,700
     900      *  NETWORK ASSOCIATES, INC                  20,362
     200      *  NETZERO, INC                                425
     200      *  NEW ERA OF NETWORKS, INC                  4,865
     397      *  NEW FOCUS, INC                           31,387
     100      *  NIKU CORP                                 2,437
     100      *  NOVADIGM, INC                             1,548
     900      *  NOVELL, INC                               8,943
     100      *  NUMERICAL TECHNOLOGIES, INC               2,881
     400      *  NVIDIA CORP                              32,750
     300      *  NX NETWORKS, INC                          1,987
     200      *  NYFIX, INC                                8,950
     300      *  OAK TECHNOLOGY, INC                       8,212
     200      *  OBJECTIVE SYSTEMS INTEGRATORS,
                   INC                                     1,737
   9,427      *  ON SEMICONDUCTOR CORP                   102,518
     100      *  ON2.COM, INC                                249
     300      *  ONYX SOFTWARE CORP                        6,187
     300      *  OPEN MARKET, INC                          1,884
      72      *  OPENTV CORP                               2,394
  57,548      *  ORACLE CORP                           4,531,905
     100      *  OSICOM TECHNOLOGIES, INC                  2,475
     100      *  OTG SOFTWARE, INC                         4,087
     200      *  PACKETEER, INC                            7,587
   5,069      *  PALM, INC                               268,340
     200      *  PARADYNE NETWORKS, INC                    1,081
   1,700      *  PARAMETRIC TECHNOLOGY CORP               18,593
     100      *  PARKERVISION, INC                         4,812
     300      *  PATTERSON DENTAL CO                       6,750
   2,950         PAYCHEX, INC                            154,875
     100      *  PC-TEL, INC                               2,325
   1,300      *  PEOPLESOFT, INC                          36,318
     133      *  PER SE TECHNOLOGIES, INC                  1,687
   1,150      *  PEREGRINE SYSTEMS, INC                   21,778
     200      *  PERICOM SEMICONDUCTOR CORP                7,512
     600      *  PEROT SYSTEMS CORP (CLASS A)              6,450
     100      *  PERSISTENCE SOFTWARE, INC                 1,093
     200      *  PHOENIX TECHNOLOGIES LTD                  3,187
     100      *  PHONE.COM, INC                           11,362
     200      *  PHOTRONICS, INC                           4,362
     300      *  PLEXUS CORP                              21,150
     100      *  PLX TECHNOLOGY, INC                       2,687
   2,600      *  PMC-SIERRA, INC                         559,650
     800      *  PORTAL SOFTWARE, INC                     32,000
     200      *  POWER INTEGRATIONS, INC                   2,787
     500      *  POWER-ONE, INC                           30,257
     100      *  PREDICTIVE SYSTEMS, INC                   1,931
     500      *  PRICELINE.COM, INC                        5,937

See notes to financial statements                        2000 ANNUAL REPORT   33

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
COMPUTERS AND OFFICE EQUIPMENT -- (CONTINUED)
     100      *  PRIMUS KNOWLEDGE SOLUTIONS, INC    $      1,481
     200      *  PRIVATE BUSINESS, INC                       225
     100      *  PROCOM TECHNOLOGY, INC                    2,956
     200      *  PRODIGY COMMUNICATIONS CORP
                   (CLASS A)                               1,025
     300      *  PROGRESS SOFTWARE CORP                    4,087
     100      *  PROJECT SOFTWARE & DEVELOPMENT,
                   INC                                     1,554
     200      *  PROXICOM, INC                             3,900
     200      *  PROXIM, INC                               8,900
   1,180      *  PSINET, INC                              11,357
     300      *  PSS WORLD MEDICAL, INC                    1,087
     100      *  PUBLICARD, INC                              206
     400      *  PUMA TECHNOLOGY, INC                      8,125
     805      *  QLOGIC CORP                              70,840
     100      *  QRS CORP                                  1,506
     100      *  QUADRAMED CORP                              131
     550      *  QUANTUM CORP-HARD DISK DRIVE
                   GROUP                                   5,465
     200      *  QUEST SOFTWARE, INC                      12,421
     200      *  QUICKLOGIC CORP                           3,300
     100      *  QUINTUS CORP                                856
     100      *  RADIANT SYSTEMS, INC                      2,137
     100      *  RADISYS CORP                              5,056
     100      *  RAINBOW TECHNOLOGIES, INC                 3,537
     700      *  RAMBUS, INC                              55,256
     100      *  RAMP NETWORKS, INC                          353
     300      *  RARE MEDIUM GROUP, INC                    2,231
   1,700      *  RATIONAL SOFTWARE CORP                  117,937
     100      *  RAZORFISH, INC                            1,032
     600      *  REALNETWORKS, INC                        23,850
     600      *  RED HAT, INC                             10,237
     300      *  REMEC, INC                                8,831
     200      *  REMEDY CORP                               3,775
     100      *  RESEARCH FRONTIERS, INC                   1,918
   1,100      *  RF MICRO DEVICES, INC                    35,200
     200      *  RSA SECURITY, INC                         8,625
     200      *  S1 CORP                                   2,387
     800      *  S3, INC                                   8,250
     100         SABRE HOLDINGS CORP                       2,893
     100      *  SAFEGUARD SCIENTIFICS, INC                1,993
     200      *  SAGA SYSTEMS, INC                         2,100
     100      *  SAGENT TECHNOLOGY, INC                      756
     100      *  SALTON, INC                               3,231
     100      *  SANCHEZ COMPUTER ASSOCIATES, INC          1,550
     400      *  SANDISK CORP                             26,700
   7,076      *  SANMINA CORP                            662,490
     600      *  SAPIENT CORP                             24,412
     200      *  SAWTEK, INC                               7,703
   1,000      *  SCI SYSTEMS, INC                         41,000
     300      *  SCIENT CORP                               6,281
   1,000      *  SDL, INC                                309,312
     800      *  SEAGATE TECHNOLOGY, INC                  55,200
     300      *  SECURE COMPUTING CORP                     7,818
     300         SEI INVESTMENTS CO                       21,225

 SHARES                                                VALUE
      60      *  SEMA GROUP PLC ADR                 $      1,926
     600      *  SEMTECH CORP                             25,875
     200      *  SERENA SOFTWARE, INC                      9,212
   9,000      *  SIEBEL SYSTEMS, INC                   1,001,812
     300      *  SILICON IMAGE, INC                        7,443
     600      *  SILICON STORAGE TECHNOLOGY, INC          16,312
     100      *  SILVERSTREAM SOFTWARE, INC                3,012
     200      *  SIPEX CORP                                8,412
     200      *  SOFTWARE.COM, INC                        36,287
  20,982      *  SOLECTRON CORP                          967,794
     100      *  SONIC FOUNDRY, INC                          887
     100      *  SPORTSLINE.COM, INC                       1,381
     100      *  SPSS, INC                                 2,681
     300      *  STARBASE CORP                             1,706
     300      *  STARMEDIA NETWORK, INC                    2,250
  30,520      *  SUN MICROSYSTEMS, INC                 3,563,210
     300      *  SUNGARD DATA SYSTEMS, INC                12,843
     200      *  SUPERCONDUCTOR TECHNOLOGIES, INC          3,612
     100      *  SUPERTEX, INC                             5,037
     200      *  SVI HOLDINGS, INC                           988
     200      *  SYKES ENTERPRISES, INC                    1,075
     500      *  SYMANTEC CORP                            22,000
   1,150         SYMBOL TECHNOLOGIES, INC                 41,328
     120      *  SYNAVANT, INC                               802
     300      *  SYNOPSYS, INC                            11,362
     300      *  SYSTEMS & COMPUTER TECHNOLOGY
                   CORP                                    5,268
     100      *  TAKE-TWO INTERACTIVE SOFTWARE,
                   INC                                     1,256
     100      *  TANNING TECHNOLOGY, INC                   1,375
     100      *  TECH DATA CORP                            4,275
     100         TECHNITROL, INC                          10,100
     200      *  TECHNOLOGY SOLUTIONS CO                     500
     200      *  TELOCITY, INC                               656
     100      *  TELCOM SEMICONDUCTOR, INC                 1,487
     100      *  TELXON CORP                               1,750
     100      *  TENFOLD CORP                                443
  34,557         TEXAS INSTRUMENTS, INC                1,630,658
     150      *  THQ, INC                                  3,487
     200      *  THREE-FIVE SYSTEMS, INC                   5,850
   1,100      *  TIBCO SOFTWARE, INC                      92,881
     100      *  TICKETMASTER ONLINE-CITYSEARCH,
                   INC                                     1,693
     500      *  TITAN CORP                                8,250
     300         TOTAL SYSTEM SERVICES, INC                5,043
     200      *  TRANSACTION SYSTEMS ARCHITECTS,
                   INC                                     3,250
     700      *  TRANSWITCH CORP                          44,625
     100      *  TRICORD SYSTEMS, INC                      1,493
     600      *  TRIQUINT SEMICONDUCTOR, INC              21,862
     100      *  TRIZETTO GROUP, INC                       1,550
     489      *  ULTICOM, INC                             23,044
     200      *  UNIFY CORP                                  775
   1,450      *  UNISYS CORP                              16,312
     100      *  UNIVERSAL ELECTRONICS, INC                2,418
     300      *  USINTERNETWORKING, INC                    2,001
     100      *  VA LINUX SYSTEMS, INC                     4,625

 34  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
COMPUTERS AND OFFICE EQUIPMENT -- (CONTINUED)
     300      *  VARIAN SEMICONDUCTOR EQUIPMENT
                   ASSOCIATES, INC                  $     11,231
     100      *  VASCO DATA SECURITY
                   INTERNATIONAL, INC                      1,593
   4,007      *  VERISIGN, INC                           811,667
  11,825      *  VERITAS SOFTWARE CORP                 1,679,150
     200      *  VERITY, INC                               7,137
     200      *  VERTEL CORP                               1,850
     100      *  VERTEX INTERACTIVE, INC                   1,831
     100      *  VIA NET.WORKS, INC                          962
     100      *  VIADOR, INC                                 875
     200      *  VIALINK CO                                1,775
     400      *  VIASYSTEMS GROUP, INC                     6,800
   1,800      *  VIGNETTE CORP                            53,775
     200      *  VIRATA CORP                              13,225
     100      *  VISHAY INTERTECHNOLOGY, INC               3,075
     200      *  VISUAL NETWORKS, INC                      1,312
   1,600      *  VITESSE SEMICONDUCTOR CORP              142,300
     600      *  VITRIA TECHNOLOGY, INC                   27,975
     215      *  WALT DISNEY INTERNET GROUP                2,284
     100      *  WATCHGUARD TECHNOLOGIES, INC              6,000
     400      *  WAVE SYSTEMS CORP (CLASS A)               6,700
   1,130      *  WEBMD CORP                               17,232
      52      *  WEBMETHODS, INC                           5,986
     100      *  WEBTRENDS CORP                            3,737
     700      *  WEBVAN GROUP, INC                         1,618
     500      *  WESTERN DIGITAL CORP                      2,937
     100      *  WHITE ELECTRONIC DESIGNS CORP             1,200
     500      *  WIND RIVER SYSTEMS, INC                  23,968
  10,932      *  XILINX, INC                             936,052
     200      *  XIRCOM, INC                               5,050
     300      *  XYBERNAUT CORP                            1,781
   3,154      *  YAHOO, INC                              287,014
     200      *  ZEBRA TECHNOLOGIES CORP                   9,612
     200      *  ZOMAX, INC                                1,400
     100      *  ZORAN CORP                                4,875
                                                    ------------
                                                      63,115,495
                                                    ------------
INSTRUMENTS AND RELATED PRODUCTS -- 0.02%
     200      *  CONCORD CAMERA CORP                       5,125
     200      *  CYMER, INC                                6,137
     400      *  PINNACLE SYSTEMS, INC                     4,500
     200      *  TRIMBLE NAVIGATION LTD                    4,475
                                                    ------------
                                                          20,237
                                                    ------------
                 TOTAL TECHNOLOGY                     68,072,455
                                                    ------------
TRANSPORTATION -- 1.84%
AEROSPACE AND DEFENSE -- 0.01%
     100         NEWPORT NEWS SHIPBUILDING, INC            4,337
     200      *  ORBITAL SCIENCES CORP                     1,675
     200      *  TELEDYNE TECHNOLOGIES, INC                5,825
                                                    ------------
                                                          11,837
                                                    ------------

 SHARES                                                VALUE
AIR TRANSPORTATION -- 0.25%
     300      *  AIRTRAN HOLDINGS, INC              $      1,331
     100      *  ATLANTIC COAST AIRLINES HOLDINGS,
                   INC                                     3,218
     100      *  ATLAS AIR, INC                            4,225
     400         BOEING CO                                25,200
     100      *  EGL, INC                                  3,025
     100      *  FRONTIER AIRLINES, INC                    1,943
     200      *  MESA AIR GROUP, INC                       1,093
     100      *  MESABA HOLDINGS, INC                      1,075
     100      *  NORTHWEST AIRLINES CORP (CLASS A)         2,456
     200         SKYWEST, INC                             10,250
     200      *  U.S. AIRWAYS GROUP, INC                   6,087
   3,929         UNITED TECHNOLOGIES CORP                272,083
                                                    ------------
                                                         331,986
                                                    ------------
AUTOS, TIRES AND RELATED PRODUCTS -- 1.52%
     100      *  ANC RENTAL CORP                             575
      75         ARVINMERITOR, INC                         1,101
     100      *  AVIS GROUP HOLDINGS, INC                  2,962
     100         CENTRAL PARKING CORP                      1,981
     300      *  COPART, INC                               4,162
     200      *  CSK AUTO CORP                               900
     100         DANAHER CORP                              4,975
  26,165      *  GENERAL MOTORS CORP (CLASS H)           972,814
     100         GENTEK, INC                               1,525
     600      *  GENTEX CORP                              15,000
     100      *  GROUP 1 AUTOMOTIVE, INC                   1,087
  12,580         HARLEY DAVIDSON, INC                    602,267
     100      *  HAYES LEMMERZ INTERNATIONAL, INC          1,075
   9,981         HONEYWELL INTERNATIONAL, INC            355,573
     100      *  KEYSTONE AUTOMOTIVE INDUSTRIES,
                   INC                                       481
     200         MIDAS, INC                                2,800
     200      *  O'REILLY AUTOMOTIVE, INC                  2,925
     100         OSHKOSH TRUCK CORP                        3,875
     100      *  SONIC AUTOMOTIVE, INC                       831
                                                    ------------
                                                       1,976,909
                                                    ------------
RAILROADS -- 0.00%
     500         KANSAS CITY SOUTHERN INDUSTRIES,
                   INC                                     4,343
      66         WABTEC CORP                                 668
                                                    ------------
                                                           5,011
                                                    ------------
TRUCKING AND RELATED SERVICES -- 0.05%
     100      *  BRAUN CONSULTING, INC                     1,981
     300         C.H. ROBINSON WORLDWIDE, INC             16,907
     100      *  CHEAP TICKETS, INC                        1,037
     400         EXPEDITORS INTERNATIONAL OF
                   WASHINGTON, INC                        18,025
     250      *  FORWARD AIR CORP                          8,796
     100      *  FRITZ COS, INC                            1,200
     100      *  IRON MOUNTAIN, INC                        3,700
     100      *  KNIGHT TRANSPORTATION, INC                1,556
     100      *  LANDSTAR SYSTEM, INC                      4,462
     200         POLARIS INDUSTRIES, INC                   7,050

See notes to financial statements                        2000 ANNUAL REPORT   35

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
TRUCKING AND RELATED SERVICES -- (CONTINUED)
     200      *  SWIFT TRANSPORTATION CO, INC       $      2,612
     100      *  TRAVELOCITY.COM, INC                      1,418
                                                    ------------
                                                          68,744
                                                    ------------
WATER TRANSPORTATION -- 0.01%
     100      *  AMERICAN CLASSIC VOYAGES CO               1,462
     100      *  KIRBY CORP                                1,962
     200         TIDEWATER, INC                            9,100
                                                    ------------
                                                          12,524
                                                    ------------
                 TOTAL TRANSPORTATION                  2,407,011
                                                    ------------
UTILITIES -- 4.71%
TELEPHONE -- 4.38%
     300      *  ADELPHIA BUSINESS SOLUTIONS, INC          3,543
     200      *  ADVANCED RADIO TELECOM CORP               1,700
     100      *  AIRGATE PCS, INC                          4,487
   1,000      *  ALLEGIANCE TELECOM, INC                  37,250
     300         ALLTEL CORP                              15,656
     500      *  AMERICAN TELESOURCE
                   INTERNATIONAL, INC                      1,156
     300      *  ARCH WIRELESS, INC                        1,500
      26         AT & T CORP                                 763
  20,020      *  AT & T - LIBERTY MEDIA GROUP
                   (CLASS A)                             360,360
   1,500      *  AT & T WIRELESS GROUP                    31,312
     300      *  CAPROCK COMMUNICATIONS CORP               1,528
     100         CFW COMMUNICATIONS CO                     2,700
     100      *  CHOICE ONE COMMUNICATIONS, INC            1,218
     200      *  COM21, INC                                2,700
     100      *  COMMONWEALTH TELEPHONE
                   ENTERPRISES, INC                        3,687
     100      *  CONVERGENT COMMUNICATIONS, INC              318
     100         CT COMMUNICATIONS, INC                    2,031
     600      *  DIGITAL ISLAND, INC                      11,250
     100      *  DOBSON COMMUNICATIONS CORP                1,468
     200      *  DSL.NET, INC                                612
     300      *  E.SPIRE COMMUNICATIONS, INC                 881
     100      *  ELECTRIC LIGHTWAVE, INC (CLASS A)           850
  19,640         ERICSSON TELEFON (LM) SERIES B
                   ADR                                   290,917
   8,600      *  EXODUS COMMUNICATIONS, INC              424,625
     100      *  FIBERNET TELECOM GROUP, INC               1,693
     100      *  FOCAL COMMUNICATIONS CORP                 1,543
      20      *  GLOBAL CROSSING LTD                         620
   1,900         GLOBAL TELESYSTEMS, INC                   8,668
     100      *  GOAMERICA, INC                              884
     100      *  GOLDEN TELECOM, INC                       1,737
     400      *  ICG COMMUNICATIONS, INC                     175
     200      *  IDT CORP                                  7,775
     200      *  ILLUMINET HOLDINGS, INC                   5,550
     100      *  IMPSAT FIBER NETWORKS, INC                1,100
     400      *  INFONET SERVICES CORP                     4,225
     400      *  INTERMEDIA COMMUNICATIONS, INC           11,800
     300      *  INTERNATIONAL FIBERCOM, INC               4,387
     100      *  INTRAWARE, INC                              746
     400      *  ITC DELTACOM, INC                         4,600
     100      *  ITXC CORP                                 1,462

 SHARES                                                VALUE
     200      *  LATITUDE COMMUNICATIONS, INC       $      1,550
     100      *  LCC INTERNATIONAL, INC (CLASS A)          1,450
     300      *  LEAP WIRELESS INTERNATIONAL, INC         18,768
   1,700      *  LEVEL 3 COMMUNICATIONS, INC             131,112
     200      *  LIBERTY DIGITAL, INC (CLASS A)            4,050
     200      *  LIGHTBRIDGE, INC                          2,325
  67,058         LUCENT TECHNOLOGIES, INC              2,049,460
     200      *  MAIL.COM, INC                             1,043
   3,300      *  MCLEODUSA, INC (CLASS A)                 47,231
     500      *  METROCALL, INC                            1,500
   2,634      *  METROMEDIA FIBER NETWORK, INC
                   (CLASS A)                              64,039
     200      *  MOTIENT CORP                              2,825
     100      *  NEON COMMUNICATIONS, INC                  3,487
     100      *  NET2000 COMMUNICATIONS, INC                 637
     100      *  NET2PHONE, INC                            2,250
     100      *  NETWORK PLUS CORP                           862
     100      *  NEXT LEVEL COMMUNICATIONS, INC            6,612
  10,500      *  NEXTEL COMMUNICATIONS, INC (CLASS
                   A)                                    490,875
   1,786      *  NEXTLINK COMMUNICATIONS, INC             62,844
     100         NORTH PITTSBURGH SYSTEMS, INC             1,362
     200      *  NORTHPOINT COMMUNICATIONS GROUP,
                   INC                                     1,775
      12      *  NTL, INC                                    555
     500     b*  PAGING NETWORK, INC                         101
     200      *  POWERTEL, INC                            15,212
     300      *  PRIMUS TELECOMMUNICATIONS GROUP,
                   INC                                     2,850
   4,075      *  QWEST COMMUNICATIONS
                   INTERNATIONAL, INC                    195,854
   1,600      *  RCN CORP                                 33,200
     600      *  RHYTHMS NETCONNECTIONS, INC               4,425
     100      *  RURAL CELLULAR CORP                       6,812
   4,743         SBC COMMUNICATIONS, INC                 237,150
   4,700      *  SPRINT CORP (PCS GROUP)                 164,793
     600      *  TALK.COM, INC                             2,643
     100      *  TELIGENT, INC                             1,300
   1,000      *  TERREMARK WORLDWIDE, INC                  2,550
     500      *  TIME WARNER TELECOM, INC                 24,156
     300      *  TRITON PCS HOLDINGS, INC (CLASS
                   A)                                      8,250
     100      *  TUMBLEWEED COMMUNICATIONS CORP            5,100
     100      *  U.S. CELLULAR CORP                        7,000
     200      *  U.S. LEC CORP (CLASS A)                   1,712
     100      *  UNIVERSAL ACCESS, INC                     1,175
   6,400      *  VIATEL, INC                              65,600
   1,621      *  VOICESTREAM WIRELESS CORP               188,137
     500      *  WESTERN WIRELESS CORP (CLASS A)          17,812
     300      *  WILLIAMS COMMUNICATIONS GROUP,
                   INC                                     6,000
     850      *  WINSTAR COMMUNICATIONS, INC              13,175
  17,955      *  WORLDCOM, INC                           547,137
     100      *  WORLDGATE COMMUNICATIONS, INC             2,100
     100      *  XM SATELLITE RADIO HOLDINGS, INC          4,306
                                                    ------------
                                                       5,714,639
                                                    ------------

 36  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
ELECTRIC, GAS AND OTHER -- 0.33%
   2,800      *  AES CORP                           $    191,800
   1,000      *  AUTONATION, INC                           6,000
     200      *  AZURIX CORP                                 712
     100         BLACK HILLS CORP                          2,806
   1,200      *  CALPINE CORP                            125,250
     100      *  CASELLA WASTE SYSTEMS, INC (CLASS
                   A)                                      1,012
   1,600         DYNEGY, INC                              91,200
     700      *  NEWPARK RESOURCES, INC                    6,475
     100      *  NRG ENERGY, INC                           3,650
     200      *  REPUBLIC SERVICES, INC (CLASS A)          2,625
     100      *  STERICYCLE, INC                           2,450
     100      *  WASTE CONNECTIONS, INC                    2,562
                                                    ------------
                                                         436,542
                                                    ------------
                 TOTAL UTILITIES                       6,151,181
                                                    ------------
TOTAL COMMON STOCK
(Cost $125,025,656)                                  129,679,903
                                                    ------------

PRINCIPAL                                               VALUE
SHORT TERM INVESTMENT -- 0.89%
U.S. GOVERNMENT AND AGENCY -- 0.89%
                  FEDERAL HOME LOAN BANK (FHLB)
$1,156,000        6.200%, 10/02/00                   $  1,155,801
                                                     ------------
TOTAL SHORT TERM INVESTMENT
(Cost $1,155,801)                                       1,155,801
                                                     ------------
TOTAL PORTFOLIO -- 100.25%
(Cost $126,196,457)                                   130,853,704
OTHER ASSETS & LIABILITIES, NET -- (0.25%)               (324,483)
                                                     ------------
NET ASSETS -- 100.00%                                $130,529,221
                                                     ============

---------------
* Non-income producing
b In bankruptcy

At September 30, 2000, the aggregate cost of portfolio investments for federal income tax purposes was $127,706,684. Net unrealized appreciation aggregated $3,147,020, of which $16,285,918 related to appreciated portfolio investments and $13,138,898 related to depreciated portfolio investments.

See notes to financial statements                        2000 ANNUAL REPORT   37

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS          INSTITUTIONAL GROWTH & INCOME FUND
                            STATEMENT OF INVESTMENTS

                               September 30, 2000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PRINCIPAL/SHARES                                        VALUE
BOND -- 0.04%
CORPORATE BOND -- 0.04%
TECHNOLOGY -- 0.04%
COMPUTERS AND OFFICE EQUIPMENT -- 0.04%
                  CYRAS SYSTEMS, INC
$   25,000        4.500%, 08/15/05                   $    30,000
                                                     -----------
                  TOTAL TECHNOLOGY                        30,000
                                                     -----------
TOTAL CORPORATE BOND
(Cost $25,000)                                            30,000
                                                     -----------
TOTAL BOND
(Cost $25,000)                                            30,000
                                                     -----------
COMMON STOCK -- 99.45%
BASIC INDUSTRIES -- 4.84%
CHEMICALS AND PLASTIC -- 2.83%
       600        AIR PRODUCTS & CHEMICALS, INC           21,600
       100        ALBERTO CULVER CO (CLASS B)              2,881
     4,136        AVON PRODUCTS, INC                     169,059
     5,478        CLOROX CO                              216,723
     6,044        COLGATE PALMOLIVE CO                   285,276
     6,252        DOW CHEMICAL CO                        155,909
     7,775        DU PONT (E.I.) DE NEMOURS & CO         322,176
       200        EASTMAN CHEMICAL CO                      7,387
       300        ECOLAB, INC                             10,818
       100     *  FMC CORP                                 6,706
       100     *  GRACE W.R. & CO                            687
       100        GREAT LAKES CHEMICAL CORP                2,931
       100        HERCULES, INC                            1,412
       800        ILLINOIS TOOL WORKS, INC                44,700
       200        INTERNATIONAL FLAVORS &
                    FRAGRANCES, INC                        3,650
       500     *  PACTIV CORP                              5,593
     1,766     *  PERLOS OYJ                              46,594
     3,552        PHARMACIA CORP                         213,786
       400        PRAXAIR, INC                            14,950
     4,143        PROCTER & GAMBLE CO                    277,581
       600        ROHM & HAAS CO                          17,437
       200     *  SEALED AIR CORP                          9,050
       100        TUPPERWARE CORP                          1,800
       300        UNION CARBIDE CORP                      11,325
                                                     -----------
                                                       1,850,031
                                                     -----------
STEEL AND OTHER METALS -- 1.35%
       600        ALCAN ALUMINIUM CO LTD (U.S.)           17,362
     2,312        ALCOA, INC                              58,522
       200        ALLEGHENY TECHNOLOGIES, INC              3,625
       100        BALL CORP                                3,168
     1,000        BARRICK GOLD CORP (U.S.)                15,250
       200     *  BETHLEHEM STEEL CORP                       600
       100        CRANE CO                                 2,287
       300        CROWN CORK & SEAL CO, INC                3,206
       300        ENGELHARD CORP                           4,875
       300     *  FREEPORT-MCMORAN COPPER & GOLD,
                    INC (CLASS B)                          2,643
       700        HOMESTAKE MINING CO                      3,631

  SHARES                                                VALUE
    44,662     *  INCO LTD CO (U.S.)                 $   720,174
       400        NEWMONT MINING CORP                      6,800
       200        NUCOR CORP                               6,025
       300        PARKER-HANNIFIN CORP                    10,125
       236        PHELPS DODGE CORP                        9,853
       600        PLACER DOME, INC (U.S.)                  5,662
       300        USX-US STEEL GROUP, INC                  4,556
       100        WORTHINGTON INDUSTRIES, INC                937
                                                     -----------
                                                         879,301
                                                     -----------
PAPER AND FOREST PRODUCTS -- 0.66%
       300        AVERY DENNISON CORP                     13,912
       100        BEMIS, INC                               3,212
       100        BOISE CASCADE CORP                       2,656
       400        FORT JAMES CORP                         12,225
       400        GEORGIA-PACIFIC CORP (PACKING
                    GROUP)                                 9,400
     1,341        INTERNATIONAL PAPER CO                  38,469
     1,500        KIMBERLY-CLARK CORP                     83,718
       200        MEAD CORP                                4,675
       100        POTLATCH CORP                            3,162
     9,947     *  SMURFIT-STONE CONTAINER CORP           119,364
       100        TEMPLE-INLAND, INC                       3,787
       200        WESTVACO CORP                            5,337
     3,031        WEYERHAEUSER CO                        122,376
       300        WILLAMETTE INDUSTRIES, INC               8,400
                                                     -----------
                                                         430,693
                                                     -----------
                  TOTAL BASIC INDUSTRIES               3,160,025
                                                     -----------
BUSINESS SERVICES -- 0.23%
ADVERTISING AND OTHER SERVICES -- 0.23%
       300        BLOCK (H&R), INC                        11,118
     1,800     *  CENDANT CORP                            19,575
       800        INTERPUBLIC GROUP OF COS, INC           27,250
       500        OMNICOM GROUP, INC                      36,468
       200     *  QUINTILES TRANSNATIONAL CORP             3,187
       647     *  TRIMERIS, INC                           45,249
       200        YOUNG & RUBICAM, INC                     9,900
                                                     -----------
                  TOTAL BUSINESS SERVICES                152,747
                                                     -----------
CONSTRUCTION AND REAL ESTATE -- 1.97%
BUILDING MATERIALS -- 1.80%
       800        CORNING, INC                           237,600
    12,507        HOME DEPOT, INC                        663,652
        44     *  HUTTIG BUILDING PRODUCTS, INC              198
     4,680        LOWE'S COS, INC                        210,015
     1,100        MASCO CORP                              20,487
       200        OWENS CORNING CO                           525
       300     *  OWENS ILLINOIS, INC                      2,775
       500        PPG INDUSTRIES, INC                     19,843
       400        SHERWIN-WILLIAMS CO                      8,550
       300        VULCAN MATERIALS CO                     12,056
                                                     -----------
                                                       1,175,701
                                                     -----------
CONSTRUCTION -- 0.17%
       100        CENTEX CORP                              3,212
       200        FLUOR CORP                               6,000

 38  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS          INSTITUTIONAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SHARES                                                VALUE
CONSTRUCTION -- (CONTINUED)
       100        KAUFMAN & BROAD HOME CORP          $     2,693
     4,084        NEWELL RUBBERMAID, INC                  93,166
       100        PULTE CORP                               3,300
                                                     -----------
                                                         108,371
                                                     -----------
                  TOTAL CONSTRUCTION AND REAL
                    ESTATE                             1,284,072
                                                     -----------
CONSUMER DURABLE -- 1.10%
HOME APPLIANCES AND FURNISHINGS -- 0.38%
       700     *  BED BATH & BEYOND, INC                  17,073
     7,007        GILLETTE CO                            216,341
       400        LEGGETT & PLATT, INC                     6,325
       100        SNAP-ON, INC                             2,356
       200        STANLEY WORKS CO                         4,612
                                                     -----------
                                                         246,707
                                                     -----------
TEXTILE, APPAREL AND ACCESSORIES -- 0.72%
       100    b*  FRUIT OF THE LOOM LTD (CLASS A)             35
     2,250        GAP, INC                                45,281
     5,275     *  JONES APPAREL GROUP, INC               139,787
     1,100        LIMITED, INC                            24,268
       100        LIZ CLAIBORNE, INC                       3,850
       700        NIKE, INC (CLASS B)                     28,043
       300        NORDSTROM, INC                           4,668
       100     *  REEBOK INTERNATIONAL LTD                 1,881
       100        RUSSELL CORP                             1,587
       137        THE SWATCH GROUP AG. (BR)              198,155
       800        TJX COS, INC                            18,000
       300        V.F. CORP                                7,406
                                                     -----------
                                                         472,961
                                                     -----------
                  TOTAL CONSUMER DURABLE                 719,668
                                                     -----------
ENERGY -- 6.64%
OIL, GAS AND OTHER ENERGY SERVICES -- 6.64%
       200        AMERADA HESS CORP                       13,387
       627        ANADARKO PETROLEUM CORP                 41,670
     2,052        APACHE CORP                            121,324
       200        ASHLAND, INC                             6,737
     4,971        BURLINGTON RESOURCES, INC              182,994
     1,800        CHEVRON CORP                           153,450
     6,047        CONOCO, INC (CLASS B)                  162,891
    11,673        CONSOL ENERGY, INC                     187,497
       200        DEVON ENERGY CORP (NEW)                 12,030
     4,838        ENRON CORP                             423,929
    20,201        EXXON MOBIL CORP                     1,800,414
     1,200        HALLIBURTON CO                          58,725
       300        KERR-MCGEE CORP                         19,875
     1,000        OCCIDENTAL PETROLEUM CORP               21,812
       700        PHILLIPS PETROLEUM CO                   43,925
       200     *  ROWAN COS, INC                           5,800
    10,885        ROYAL DUTCH PETROLEUM CO (NY
                    REGD) ADR                            652,419
     1,600        SCHLUMBERGER LTD                       131,700
       300        SUNOCO, INC                              8,081
     1,400        TEXACO, INC                             73,500
       400        TOSCO CORP                              12,475

  SHARES                                                VALUE
       873        TOTAL FINA ELF S.A                 $   127,724
       516        TRANSOCEAN SEDCO FOREX, INC             30,250
       600        UNOCAL CORP                             21,262
       900        USX-MARATHON GROUP, INC                 25,537
                                                     -----------
                  TOTAL ENERGY                         4,339,408
                                                     -----------
FINANCE -- 15.04%
BANKS, SAVINGS AND LOANS -- 6.80%
       900        AMSOUTH BANCORP                         11,250
    11,178        BANK OF AMERICA CORP                   585,447
     2,000        BANK OF NEW YORK CO, INC               112,125
     3,100        BANK ONE CORP                          119,737
     1,000        BB&T CORP                               30,125
       310        CHARTER ONE FINANCIAL, INC               7,556
     9,066        CHASE MANHATTAN CORP                   418,735
    22,765        CITIGROUP, INC                       1,230,732
       400        COMERICA, INC                           23,375
     1,300        FIFTH THIRD BANCORP                     70,037
     2,700        FIRST UNION CORP                        86,906
    10,228        FLEETBOSTON FINANCIAL CORP             398,892
       400        GOLDEN WEST FINANCIAL CORP              21,450
       617        HUNTINGTON BANCSHARES, INC               9,062
     1,100        KEYCORP                                 27,843
     2,300        MBNA CORP                               88,550
     4,837        MELLON FINANCIAL CORP                  224,315
       400        MORGAN (J.P.) & CO, INC                 65,350
     1,600        NATIONAL CITY CORP                      35,400
       600        NORTHERN TRUST CORP                     53,325
       310        OLD KENT FINANCIAL CORP                  8,970
     4,120        PNC FINANCIAL SERVICES GROUP, INC      267,800
       400        PROVIDIAN FINANCIAL CORP                50,800
       500        REGIONS FINANCIAL CORP                  11,343
       400        SOUTHTRUST CORP                         12,575
       400        STATE STREET CORP                       52,000
       500        SUMMIT BANCORP                          17,250
       800        SUNTRUST BANKS, INC                     39,850
       700        SYNOVUS FINANCIAL CORP                  14,831
     2,000        U.S. BANCORP                            45,500
       400        UNION PLANTERS CORP                     13,225
       500        WACHOVIA CORP                           28,343
     1,500        WASHINGTON MUTUAL, INC                  59,718
     4,300        WELLS FARGO CO                         197,531
                                                     -----------
                                                       4,439,948
                                                     -----------
CREDIT AND OTHER FINANCE -- 2.26%
     3,700        AMERICAN EXPRESS CO                    224,775
     5,280        ASSOCIATES FIRST CAPITAL CORP          200,640
       500        CAPITAL ONE FINANCIAL CORP              35,031
       500        CIT GROUP, INC (CLASS A)                 8,750
       300        COUNTRYWIDE CREDIT INDUSTRIES,
                    INC                                   11,325
       400     *  DUN & BRADSTREET CORP                   13,775
       400        EQUIFAX, INC                            10,775
     2,800        FEDERAL NATIONAL MORTGAGE
                    ASSOCIATION                          200,200
    15,715        FIRSTAR CORP                           351,623
     1,900        FREDDIE MAC                            102,718
     1,300        HOUSEHOLD INTERNATIONAL, INC            73,612

See notes to financial statements                        2000 ANNUAL REPORT   39

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS          INSTITUTIONAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SHARES                                                VALUE
CREDIT AND OTHER FINANCE -- (CONTINUED)
     7,534     *  METROPOLITAN LIFE INSURANCE CO     $   197,296
       600     *  STILWELL FINANCIAL, INC                 26,100
       400        USA EDUCATION, INC                      19,275
                                                     -----------
                                                       1,475,895
                                                     -----------
INSURANCE -- 4.17%
     6,080        ACE LTD                                238,640
       200        AETNA, INC                              11,612
       700        AFLAC, INC                              44,843
     3,027        ALLSTATE CORP                          105,188
       700        AMERICAN GENERAL CORP                   54,600
    11,473        AMERICAN INTERNATIONAL GROUP, INC    1,097,822
       700        AON CORP                                27,475
       500        CHUBB CORP                              39,562
       400        CIGNA CORP                              41,760
       400        CINCINNATI FINANCIAL CORP               14,200
       700        CONSECO, INC                             5,337
       600        HARTFORD FINANCIAL SERVICES
                    GROUP, INC                            43,762
       500     *  HUMANA, INC                              5,375
       300        JEFFERSON-PILOT CORP                    20,362
     8,821     *  JOHN HANCOCK FINANCIAL SERVICES,
                    INC                                  237,064
       500        LINCOLN NATIONAL CORP                   24,062
       300        LOEWS CORP                              25,012
    10,989        MANULIFE FINANCIAL CORP                230,788
       700        MARSH & MCLENNAN COS, INC               92,925
       300        MBIA, INC                               21,337
       300        MGIC INVESTMENT CORP                    18,337
    29,500        OLD MUTUAL PLC                          71,311
       200        PROGRESSIVE CORP                        16,375
       300        SAFECO CORP                              8,175
       600        ST. PAUL COS, INC                       29,587
       300        TORCHMARK CORP                           8,343
       400        UNITEDHEALTH GROUP, INC                 39,500
       592        UNUMPROVIDENT CORP                      16,132
       200     *  WELLPOINT HEALTH NETWORKS, INC          19,200
     1,556        XL CAPITAL LTD                         114,366
                                                     -----------
                                                       2,723,052
                                                     -----------
SECURITIES AND COMMODITIES -- 1.81%
       300        BEAR STEARNS COS, INC                   18,900
       700        FRANKLIN RESOURCES, INC                 31,101
     1,059        LEHMAN BROTHERS HOLDINGS, INC          156,467
     3,562        MERRILL LYNCH & CO, INC                235,092
     6,287        MORGAN STANLEY DEAN WITTER & CO        574,867
       300        PAINE WEBBER GROUP, INC                 20,437
       300        PRICE (T. ROWE) ASSOCIATES, INC         14,081
     3,800        SCHWAB (CHARLES) CORP                  134,900
                                                     -----------
                                                       1,185,845
                                                     -----------
                  TOTAL FINANCE                        9,824,740
                                                     -----------
FOODS AND RELATED -- 3.68%
BEVERAGES, OTHER FOOD PRODUCTS -- 3.39%
     1,141        ALBERTSON'S, INC                        23,961
     7,803        ANHEUSER-BUSCH COS, INC                330,164

  SHARES                                                VALUE
     1,565        ARCHER DANIELS MIDLAND CO          $    13,498
       500        BESTFOODS, INC                          36,375
       200        BROWN FORMAN, INC (CLASS B)             10,950
       900        CAMPBELL SOUP CO                        23,287
     6,800        COCA COLA CO                           374,850
     1,000        COCA COLA ENTERPRISES, INC              15,937
     1,400        CONAGRA FOODS, INC                      28,087
       100        COORS (ADOLPH) CO (CLASS B)              6,318
       300        DARDEN RESTAURANTS, INC                  6,243
       400        FORTUNE BRANDS, INC                     10,600
       800        GENERAL MILLS, INC                      28,400
       100        GREAT ATLANTIC & PACIFIC TEA CO,
                    INC                                    1,106
       900        HEINZ (H.J.) CO                         33,356
       300        HERSHEY FOODS CORP                      16,237
     1,100        KELLOGG CO                              26,606
     2,200     *  KROGER CO                               49,637
     6,764        MCDONALD'S CORP                        204,188
       900        NABISCO GROUP HOLDINGS CORP             25,650
    11,733        PEPSICO, INC                           539,718
       300        QUAKER OATS CO                          23,737
       800        RALSTON PURINA CO                       18,950
     1,400     *  SAFEWAY, INC                            65,362
     2,300        SARA LEE CORP                           46,718
     1,200        SEAGRAMS CO LTD (U.S.)                  68,925
       500     *  STARBUCKS CORP                          20,031
       300        SUPERVALU, INC                           4,518
       900        SYSCO CORP                              41,681
       400     *  TRICON GLOBAL RESTAURANTS, INC          12,250
     1,600        UNILEVER NV (NEW YORK SHS)              77,200
       200        WENDY'S INTERNATIONAL, INC               4,012
       300        WINN DIXIE STORES, INC                   4,312
       300        WRIGLEY (WM) JR CO                      22,462
                                                     -----------
                                                       2,215,326
                                                     -----------
TOBACCO -- 0.29%
     6,200        PHILIP MORRIS COS, INC                 182,512
       400        UST, INC                                 9,150
                                                     -----------
                                                         191,662
                                                     -----------
                  TOTAL FOODS AND RELATED              2,406,988
                                                     -----------
HEALTH -- 12.37%
DRUGS AND PHARMACEUTICALS -- 9.99%
     4,200        ABBOTT LABORATORIES CO                 199,762
       300        ALLERGAN, INC                           25,331
       300     *  ALZA CORP                               25,950
    10,295        AMERICAN HOME PRODUCTS CORP            582,310
     7,460     *  AMGEN, INC                             520,917
       400     *  BIOGEN, INC                             24,400
    11,627        BRISTOL MYERS SQUIBB CO                664,192
     5,513        CARDINAL HEALTH, INC                   486,177
     3,489        CVS CORP                               161,584
       259     *  DURECT CORP                              3,885
     2,439        GLAXO WELLCOME PLC                      73,852
     3,800        JOHNSON & JOHNSON CO                   356,962
     4,934        LILLY (ELI) & CO                       400,270
       100        LONGS DRUG STORES CORP                   1,912
       200        MALLINCKRODT, INC                        9,125

 40  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS          INSTITUTIONAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SHARES                                                VALUE
DRUGS AND PHARMACEUTICALS -- (CONTINUED)
       700        MCKESSON HBOC, INC                 $    21,393
       600     *  MEDIMMUNE, INC                          46,350
    13,089        MERCK & CO, INC                        974,312
    31,618        PFIZER, INC                          1,420,833
       300        RITE AID CORP                            1,200
     8,502        SCHERING-PLOUGH CORP                   395,343
       200        SIGMA ALDRICH CORP                       6,600
     2,800        WALGREEN CO                            106,225
       300     *  WATSON PHARMACEUTICALS, INC             19,462
                                                     -----------
                                                       6,528,347
                                                     -----------
MEDICAL EQUIPMENT AND SUPPLIES -- 1.36%
     1,162     *  AGILENT TECHNOLOGIES, INC               56,865
       100        BARD (C.R.), INC                         4,225
       100        BAUSCH & LOMB, INC                       3,893
     4,884        BAXTER INTERNATIONAL, INC              389,804
       600        BECTON DICKINSON & CO                   15,862
       500        BIOMET, INC                             17,500
     1,000     *  BOSTON SCIENTIFIC CORP                  16,437
       800     *  GUIDANT CORP                            56,550
       200        JOHNSON CONTROLS, INC                   10,637
       500     *  KLA-TENCOR CORP                         20,593
     3,300        MEDTRONIC, INC                         170,981
       100        MILLIPORE CORP                           4,843
       600        PE CORP-PE BIOSYSTEMS GROUP             69,900
       100        PERKINELMER, INC                        10,437
       200     *  ST. JUDE MEDICAL, INC                   10,200
       100        TEKTRONIX, INC                           7,681
       400     *  TERADYNE, INC                           14,000
       400     *  THERMO ELECTRON CORP                    10,400
                                                     -----------
                                                         890,808
                                                     -----------
MEDICAL FACILITIES MANAGEMENT -- 1.02%
     1,500        HCA-THE HEALTHCARE CO                   55,687
    10,332     *  HEALTH MANAGEMENT ASSOCIATES, INC
                    (CLASS A) (NEW)                      215,034
       800     *  HEALTHSOUTH CORP                         6,500
       300     *  MANOR CARE, INC                          4,706
    10,496        TENET HEALTHCARE CORP                  381,792
                                                     -----------
                                                         663,719
                                                     -----------
                  TOTAL HEALTH                         8,082,874
                                                     -----------
INDUSTRIAL MACHINERY -- 6.86%
ELECTRICAL -- 4.52%
       300        COOPER INDUSTRIES, INC                  10,575
     1,200        EMERSON ELECTRIC CO                     80,400
    49,174        GENERAL ELECTRIC CO                  2,836,725
       200        GRAINGER (W.W.), INC                     5,262
       100        NATIONAL SERVICE INDUSTRIES, INC         1,956
       500        ROCKWELL INTERNATIONAL CORP             15,125
       100        THOMAS & BETTS CORP                      1,743
                                                     -----------
                                                       2,951,786
                                                     -----------
OTHER INDUSTRIAL EQUIPMENT -- 2.34%
     2,200     *  APPLIED MATERIALS, INC                 130,487
     7,377        BAKER HUGHES, INC                      273,871

  SHARES                                                VALUE
       200        BLACK & DECKER CORP                $     6,837
       200        BRUNSWICK CORP                           3,650
       900        CATERPILLAR, INC                        30,375
       100        CUMMINS ENGINE CO, INC                   2,993
       600        DEERE & CO                              19,950
       500        DOVER CORP                              23,468
       400        INGERSOLL-RAND CO                       13,550
       200        ITT INDUSTRIES, INC                      6,487
       100        MILACRON, INC                            1,331
       300     *  NOVELLUS SYSTEMS, INC                   13,968
       300        PALL CORP                                5,981
       100        TIMKEN CO                                1,368
    19,165        TYCO INTERNATIONAL LTD                 994,184
                                                     -----------
                                                       1,528,500
                                                     -----------
                  TOTAL INDUSTRIAL MACHINERY           4,480,286
                                                     -----------
MEDIA AND LEISURE -- 3.27%
BROADCASTING -- 2.54%
     4,093     *  CLEAR CHANNEL COMMUNICATIONS, INC      231,254
     2,340     *  COMCAST CORP (CLASS A) SPECIAL          95,793
     9,938        DISNEY (WALT) CO                       380,128
     6,426     *  PRICE COMMUNICATIONS CORP              125,708
     5,516        TIME WARNER, INC                       431,627
     6,798     *  VIACOM, INC (CLASS B)                  397,683
                                                     -----------
                                                       1,662,193
                                                     -----------
LODGING/GAMING/RECREATION -- 0.16%
       300     *  HARRAH'S ENTERTAINMENT, INC              8,250
       800        HILTON HOTELS CORP                       9,250
       700        MARRIOTT INTERNATIONAL, INC
                    (CLASS A)                             25,506
     4,080     *  SIX FLAGS, INC                          63,240
                                                     -----------
                                                         106,246
                                                     -----------
PUBLISHING -- 0.57%
       100        AMERICAN GREETINGS CORP (CLASS A)        1,750
       200        DELUXE CORP                              4,062
       300        DONNELLEY (R.R.) & SONS CO               7,368
       200        DOW JONES & CO, INC                     12,100
       700        GANNETT CO, INC                         37,100
       200        KNIGHT-RIDDER, INC                      10,162
       500        MCGRAW HILL COS, INC                    31,781
       100        MEREDITH CORP                            2,950
       400        NEW YORK TIMES CO (CLASS A)             15,725
     5,637        TRIBUNE CO                             245,914
                                                     -----------
                                                         368,912
                                                     -----------
                  TOTAL MEDIA AND LEISURE              2,137,351
                                                     -----------
RETAIL AND WHOLESALE -- 2.75%
       100        ARMSTRONG HOLDINGS, INC                  1,193
       500     *  BEST BUY CO, INC                        31,812
       500        CIRCUIT CITY STORES-CIRCUIT CITY
                    GROUP                                 11,500
       300     *  CONSOLIDATED STORES CORP                 4,050
     1,200     *  COSTCO WHOLESALE CORP                   41,925
       300        DILLARDS, INC (CLASS A)                  3,187
       825        DOLLAR GENERAL CORP                     13,818

See notes to financial statements                        2000 ANNUAL REPORT   41

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS          INSTITUTIONAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SHARES                                                VALUE
RETAIL AND WHOLESALE -- (CONTINUED)
       500     *  FEDERATED DEPARTMENT STORES, INC   $    13,062
       200        HARCOURT GENERAL, INC                   11,800
       300        HASBRO, INC                              3,431
     1,000     *  K MART CORP                              6,000
       900     *  KOHL'S CORP                             51,918
     1,000        MATTEL, INC                             11,187
       800        MAY DEPARTMENT STORES CO                16,400
     1,100        MINNESOTA MINING & MANUFACTURING
                    CO                                   100,237
        60     *  NEIMAN MARCUS GROUP, INC (CLASS
                    B)                                     1,717
       700     *  OFFICE DEPOT, INC                        5,468
       500        PENNEY, (J.C.) CO, INC                   5,906
       500        RADIOSHACK CORP                         32,312
     1,000        SEARS ROEBUCK & CO                      32,420
     1,200     *  STAPLES, INC                            17,025
     9,054        TARGET CORP                            232,008
       400        TIFFANY & CO                            15,425
       600     *  TOYS 'R' US, INC                         9,750
    23,283        WAL-MART STORES, INC                 1,120,494
                                                     -----------
                  TOTAL RETAIL AND WHOLESALE           1,794,045
                                                     -----------
TECHNOLOGY -- 28.99%
COMMUNICATIONS EQUIPMENT -- 3.35%
     1,800     *  ADC TELECOMMUNICATIONS, INC             48,403
       200     *  ANDREW CORP                              5,237
       400     *  COMVERSE TECHNOLOGY, INC                43,200
       187     *  CORVIS CORP                             11,415
       236     *  COSINE COMMUNICATIONS, INC              13,112
    10,355        MOTOROLA, INC                          292,528
    12,954        NOKIA OYJ ADR                          515,731
    15,260        NORTEL NETWORKS CORP (U.S.)            908,923
     3,373     *  QUALCOMM, INC                          240,326
       400        SCIENTIFIC-ATLANTA, INC                 25,450
     1,100     *  TELLABS, INC                            52,525
       885     *  TYCOM LTD                               33,961
                                                     -----------
                                                       2,190,811
                                                     -----------
COMPUTERS AND OFFICE EQUIPMENT -- 25.51%
       800     *  3COM CORP                               15,350
       200     *  ADAPTEC, INC                             4,000
       300        ADOBE SYSTEMS, INC                      46,575
       800     *  ADVANCED MICRO DEVICES, INC             18,900
     1,100     *  ALTERA CORP                             52,525
     9,058     *  AMERICA ONLINE, INC                    486,867
       500     *  AMERICAN POWER CONVERSION CORP           9,593
     1,000     *  ANALOG DEVICES, INC                     82,562
       900     *  APPLE COMPUTER, INC                     23,175
     1,393     *  APPLIED MICRO CIRCUITS CORP            288,438
       100        AUTODESK, INC                            2,537
     1,700        AUTOMATIC DATA PROCESSING, INC         113,687
        73     *  AVICI SYSTEMS, INC                       6,944
       600     *  BMC SOFTWARE, INC                       11,475
       600     *  BROADCOM CORP (CLASS A)                146,250
       500     *  CABLETRON SYSTEMS, INC                  14,687
     6,278     *  CERIDIAN CORP                          176,176
    38,000     *  CISCO SYSTEMS, INC                   2,099,500

  SHARES                                                VALUE
       400     *  CITRIX SYSTEMS, INC                $     8,025
     2,874     *  COMMERCE ONE, INC                      225,609
    17,150        COMPAQ COMPUTER CORP                   472,997
     1,600        COMPUTER ASSOCIATES
                    INTERNATIONAL, INC                    40,300
       400     *  COMPUTER SCIENCES CORP                  29,700
       800     *  COMPUWARE CORP                           6,700
       600     *  CONEXANT SYSTEMS, INC                   25,125
       400     *  CONVERGYS CORP                          15,550
    12,182     *  DELL COMPUTER CORP                     375,357
     1,300        ELECTRONIC DATA SYSTEMS CORP            53,950
    13,697     *  EMC CORP                             1,357,715
     1,100        FIRST DATA CORP                         42,968
       800     *  GATEWAY, INC                            37,400
     1,246     *  GLOBESPAN, INC                         152,012
     2,800        HEWLETT-PACKARD CO                     271,600
       200        IKON OFFICE SOLUTIONS, INC                 787
       700        IMS HEALTH, INC                         14,525
    38,789        INTEL CORP                           1,612,167
     7,933        INTERNATIONAL BUSINESS MACHINES
                    CORP                                 892,462
     4,850     *  JDS UNIPHASE CORP                      459,234
       300     *  LEXMARK INTERNATIONAL, INC              11,250
       900        LINEAR TECHNOLOGY CO                    58,275
     7,749     *  LSI LOGIC CORP                         226,658
       800     *  MAXIM INTEGRATED PRODUCTS, INC          64,350
       200        MAYTAG CO                                6,212
       200     *  MERCURY INTERACTIVE CORP                31,350
     1,500     *  MICRON TECHNOLOGY, INC                  69,000
    24,124     *  MICROSOFT CORP                       1,454,978
        41     *  MIPS TECHNOLOGIES, INC (CLASS B)         1,578
       550        MOLEX, INC                              29,940
       500        MURATA MANUFACTURING CO LTD             68,943
       500     *  NATIONAL SEMICONDUCTOR CORP             20,125
       200     *  NCR CORP                                 7,562
       800     *  NETWORK APPLIANCE, INC                 101,900
       700     *  NOVELL, INC                              6,956
     4,636     *  ON SEMICONDUCTOR CORP                   50,416
    15,885     *  ORACLE CORP                          1,250,943
     1,486     *  PALM, INC                               78,665
       600     *  PARAMETRIC TECHNOLOGY CORP               6,562
     1,050        PAYCHEX, INC                            55,125
       700     *  PEOPLESOFT, INC                         19,556
       700        PITNEY BOWES, INC                       27,606
       432     *  PMC-SIERRA, INC                         92,988
     5,011     *  PSINET, INC                             48,230
     2,829        SABRE HOLDINGS CORP                     81,864
       714     *  SAMSUNG ELECTRONICS CORP                66,294
     6,350     *  SANMINA CORP                           594,518
       300     *  SAPIENT CORP                            12,206
       600     *  SEAGATE TECHNOLOGY, INC                 41,400
     1,100     *  SIEBEL SYSTEMS, INC                    122,443
       300     *  SILICON GRAPHICS, INC                    1,237
     9,016     *  SOLECTRON CORP                         415,863
     8,821     *  SUN MICROSYSTEMS, INC                1,029,851
        35     *  SYNAVANT, INC                              234
     4,600        TEXAS INSTRUMENTS, INC                 217,062

 42  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS          INSTITUTIONAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SHARES                                                VALUE
COMPUTERS AND OFFICE EQUIPMENT -- (CONTINUED)
       700     *  UNISYS CORP                        $     7,875
     1,100     *  VERITAS SOFTWARE CORP                  156,200
        10     *  WATER PIK TECHNOLOGIES, INC                 96
       200        WHIRLPOOL CORP                           7,775
     2,759     *  XILINX, INC                            236,239
     2,096     *  YAHOO, INC                             190,736
                                                     -----------
                                                      16,664,485
                                                     -----------
INSTRUMENTS AND RELATED PRODUCTS -- 0.13%
       800        EASTMAN KODAK CO                        32,700
       100        POLAROID CORP                            1,343
       900        RAYTHEON CO (CLASS B)                   25,593
     1,700        XEROX CORP                              25,606
                                                     -----------
                                                          85,242
                                                     -----------
                  TOTAL TECHNOLOGY                    18,940,538
                                                     -----------
TRANSPORTATION -- 2.99%
AEROSPACE AND DEFENSE 0.25%
     1,750        GENERAL DYNAMICS CORP                  109,921
       300        GOODRICH (B.F.) CO                      11,756
     1,200        LOCKHEED MARTIN CORP                    39,552
        28     *  TELEDYNE TECHNOLOGIES, INC                 815
                                                     -----------
                                                         162,044
                                                     -----------
AIR TRANSPORTATION -- 1.31%
     4,066     *  AMR CORP                               132,907
     2,500        BOEING CO                              157,500
     1,655     *  CONTINENTAL AIRLINES, INC (CLASS
                    B)                                    75,199
       300        DELTA AIRLINES, INC                     13,312
       800     *  FEDEX CORP                              35,472
       200        NORTHROP GRUMMAN CORP                   18,175
     1,300        SOUTHWEST AIRLINES CO                   31,525
       400        TEXTRON, INC                            18,450
       100     *  U.S. AIRWAYS GROUP, INC                  3,043
     1,266        UAL CORP                                53,172
     4,630        UNITED TECHNOLOGIES CORP               320,627
                                                     -----------
                                                         859,382
                                                     -----------
AUTOS, TIRES AND RELATED PRODUCTS -- 1.25%
       300     *  AUTOZONE, INC                            6,806
       100        COOPER TIRE & RUBBER CO                  1,006
     1,967        DAIMLERCHRYSLER (U.S.A.)                87,315
       400        DANA CORP                                8,600
       400        DANAHER CORP                            19,900
     1,300        DELPHI AUTOMOTIVE SYSTEMS CORP          19,662
       200        EATON CORP                              12,325
     5,097     *  FORD MOTOR CO (NEW)                    129,017
     1,403        GENERAL MOTORS CORP                     91,195
     4,269     *  GENERAL MOTORS CORP (CLASS H)          158,721
       400        GENUINE PARTS CO                         7,625
       300        GOODYEAR TIRE & RUBBER CO                5,400
       800        HARLEY DAVIDSON, INC                    38,300
     5,726        HONEYWELL INTERNATIONAL, INC           203,988
       100     *  NAVISTAR INTERNATIONAL CORP              2,993
       100        PACCAR, INC                              3,706
       200        RYDER SYSTEM, INC                        3,687

  SHARES                                                VALUE
       300        TRW, INC                           $    12,187
       314        VISTEON CORP                             4,749
                                                     -----------
                                                         817,182
                                                     -----------
RAILROADS -- 0.12%
     1,100        BURLINGTON NORTHERN SANTA FE CORP       23,718
       500        CSX CORP                                10,906
       100        KANSAS CITY SOUTHERN INDUSTRIES,
                    INC                                      868
       900        NORFOLK SOUTHERN CORP                   13,162
       700        UNION PACIFIC CORP                      27,212
                                                     -----------
                                                          75,866
                                                     -----------
WATER TRANSPORTATION -- 0.06%
     1,600        CARNIVAL CORP (CLASS A)                 39,400
                                                     -----------
                  TOTAL TRANSPORTATION                 1,953,874
                                                     -----------
UTILITIES -- 8.72%
TELEPHONE -- 5.95%
       800        ALLTEL CORP                             41,750
    19,396        AT & T CORP                            569,757
     5,200        BELLSOUTH CORP                         209,300
     3,409     *  BROADWING, INC                          87,142
     7,463        CABLE & WIRELESS PLC                   106,478
       300        CENTURYTEL, INC                          8,175
     2,315     *  GLOBAL CROSSING LTD                     71,765
    13,134        LUCENT TECHNOLOGIES, INC               401,407
     2,100     *  NEXTEL COMMUNICATIONS, INC (CLASS
                    A)                                    98,175
     4,529     *  QWEST COMMUNICATIONS
                    INTERNATIONAL, INC                   217,675
     2,268     *  RCN CORP                                47,061
    18,503        SBC COMMUNICATIONS, INC                925,150
     2,300        SPRINT CORP (FON GROUP)                 67,418
     2,500     *  SPRINT CORP (PCS GROUP)                 87,656
     7,496        VERIZON COMMUNICATIONS                 363,087
     9,117     *  VIATEL, INC                             93,449
     2,901     *  WESTERN WIRELESS CORP (CLASS A)        103,348
    12,771     *  WORLDCOM, INC                          387,919
                                                     -----------
                                                       3,886,712
                                                     -----------
ELECTRIC, GAS AND OTHER -- 2.77%
     1,200     *  AES CORP                                82,200
       500     *  ALLIED WASTE INDUSTRIES, INC             4,593
       400        AMEREN CORP                             16,750
     6,561        AMERICAN ELECTRIC POWER CO, INC        256,699
       400        CINERGY CORP                            13,225
       300        CMS ENERGY CORP                          8,081
     2,118        COASTAL CORP                           156,996
       200        COLUMBIA ENERGY GROUP                   14,200
       600        CONSOLIDATED EDISON CO OF NEW
                    YORK, INC                             20,475
       400        CONSTELLATION ENERGY GROUP              19,900
       400        CP&L ENERGY, INC                        16,675
       600        DOMINION RESOURCES, INC                 34,837
     8,304        DTE ENERGY CO                          317,628
       700        DUKE ENERGY CORP                        60,025

See notes to financial statements                        2000 ANNUAL REPORT   43

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS          INSTITUTIONAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SHARES                                                VALUE
ELECTRIC, GAS AND OTHER -- (CONTINUED)
       900        EDISON INTERNATIONAL CO            $    17,381
       600        EL PASO ENERGY CORP                     36,975
       800        ENTERGY CORP                            29,800
       700        FIRSTENERGY CORP                        18,856
       200        FLORIDA PROGRESS CORP                   10,587
       500        FPL GROUP, INC                          32,875
       200        GPU, INC                                 6,487
       300        KEYSPAN CORP                            12,037
       400     *  NIAGARA MOHAWK HOLDINGS, INC             6,300
       100        NICOR, INC                               3,618
       300        ONEOK, INC                              11,925
       500        PECO ENERGY CO                          30,281
       100        PEOPLES ENERGY CORP                      3,337
     7,696        PG&E CORP                              182,156
       200        PINNACLE WEST CAPITAL CORP              10,175
       400        PPL CORP                                16,700
       500        PUBLIC SERVICE ENTERPRISE GROUP,
                    INC                                   22,343
       800        RELIANT ENERGY, INC                     37,200
       500        SEMPRA ENERGY                           10,406
     1,700        SOUTHERN CO                             55,143
     2,499        TXU CORP                                99,022
       500        UNICOM CORP                             28,093
     1,600        WASTE MANAGEMENT, INC                   27,900
     1,200        WILLIAMS COS, INC                       50,700
       965        XCEL ENERGY, INC                        26,537
                                                     -----------
                                                       1,809,118
                                                     -----------
                  TOTAL UTILITIES                      5,695,830
                                                     -----------
TOTAL COMMON STOCK
(Cost $62,986,180)                                    64,972,446
                                                     -----------

PRINCIPAL                                               VALUE
SHORT TERM INVESTMENT -- 2.04%
U.S. GOVERNMENT AND AGENCY -- 2.04%
                  FEDERAL HOME LOAN BANK (FHLB)
$1,331,000        6.200%, 10/02/00                   $ 1,330,771
                                                     -----------
TOTAL SHORT TERM INVESTMENT
(Cost $1,330,771)                                      1,330,771
                                                     -----------
TOTAL PORTFOLIO -- 101.53%
(Cost $64,341,951)                                    66,333,217
OTHER ASSETS & LIABILITIES, NET -- (1.53%)              (999,663)
                                                     -----------
NET ASSETS -- 100.00%                                $65,333,554
                                                     ===========

---------------
* Non-income producing
b In bankruptcy

At September 30, 2000, the aggregate cost of portfolio investments for federal income tax purposes was $64,927,815. Net unrealized appreciation aggregated $1,405,402, of which $6,052,629 related to appreciated portfolio investments and $4,647,227 related to depreciated portfolio investments.

 44  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

                            STATEMENT OF INVESTMENTS

                               September 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
PREFERRED STOCK -- 0.00%
FINANCE -- 0.00%
CREDIT AND OTHER FINANCE -- 0.00%
       21     *  PRISON REALTY TRUST, INC SERIES B  $       399
                                                    -----------
                 TOTAL FINANCE                              399
                                                    -----------
TOTAL PREFERRED STOCK
(Cost $1,731)                                               399
                                                    -----------
COMMON STOCK -- 99.84%
BASIC INDUSTRIES -- 3.72%
CHEMICALS AND PLASTIC -- 2.55%
      759        AIR PRODUCTS & CHEMICALS, INC           27,324
      223     *  AIRGAS, INC                              1,519
       87        ALBEMARLE CORP                           1,756
      100        ALBERTO CULVER CO (CLASS B)              2,881
      100        APTARGROUP, INC                          2,393
       77        ARCH CHEMICALS, INC                      1,405
      868        AVON PRODUCTS, INC                      35,479
       53        BLOCK DRUG, INC (CLASS A)                2,285
      334        CABOT CORP                              10,583
      122        CALGON CARBON CORP                         831
      100        CAMBREX CORP                             3,700
      100        CARLISLE COS, INC                        4,150
      100        CARTER WALLACE, INC                      2,443
      100        CHEMED CORP                              3,181
       65        CHEMFIRST, INC                           1,352
      100        CHURCH & DWIGHT CO, INC                  1,837
      840        CLOROX CO                               33,232
    2,089        COLGATE PALMOLIVE CO                    98,600
      414        CROMPTON CORP                            3,260
      179     *  CYGNUS, INC                              1,969
      153     *  CYTEC INDUSTRIES, INC                    5,115
       82        DEXTER CORP                              4,920
      340        DIAL CORP                                3,952
    2,358        DOW CHEMICAL CO                         58,802
    3,515        DU PONT (E.I.) DE NEMOURS & CO         145,652
      280        EASTMAN CHEMICAL CO                     10,342
      404        ECOLAB, INC                             14,569
      222        ETHYL CORP                                 319
      100     *  FMC CORP                                 6,706
       48        FULLER (H.B.) CO                         1,380
      300     *  GENERAL CHEMICAL GROUP, INC                281
      100        GEORGIA GULF CORP                        1,143
      200     *  GRACE W.R. & CO                          1,375
      183        GREAT LAKES CHEMICAL CORP                5,364
      381        HERCULES, INC                            5,381
      907        ILLINOIS TOOL WORKS, INC                50,678
      358        IMC GLOBAL, INC                          5,191
      377        INTERNATIONAL FLAVORS &
                   FRAGRANCES, INC                        6,880
      107        JOHNS MANVILLE CORP                      1,210
      313        LAUDER (ESTEE) CO (CLASS A)             11,463
      200        LUBRIZOL CORP                            3,937
       55        MACDERMID, INC                           1,155
      245        MILLENNIUM CHEMICAL, INC                 3,629

 SHARES                                                VALUE
       67        MINERALS TECHNOLOGIES, INC         $     3,082
      100        MISSISSIPPI CHEMICAL CORP                  400
       59        MYERS INDUSTRIES, INC                      748
       77        NL INDUSTRIES, INC                       1,631
      100     *  OCTEL CORP                                 937
      144        OLIN CORP                                2,331
      100        OM GROUP, INC                            4,362
      117        OMNOVA SOLUTIONS, INC                      650
      603     *  PACTIV CORP                              6,746
      220     *  PERRIGO CO                               1,505
    4,685        PHARMACIA CORP                         281,978
      375     *  POLYONE CORP                             2,742
      570        PRAXAIR, INC                            21,303
    4,910        PROCTER & GAMBLE CO                    328,970
       72     *  REVLON, INC (CLASS A)                      481
      100     *  ROGERS CORP                              3,162
      344        ROHM & HAAS CO                           9,997
      110        SCHULMAN (A.), INC                       1,210
      100     *  SCOTTS CO (CLASS A)                      3,350
      299     *  SEALED AIR CORP                         13,529
      395        SOLUTIA, INC                             4,493
       54        SPARTECH CORP                              840
      100     *  SURMODICS, INC                           5,475
       72        TREDEGAR CORP                            1,246
      200        TUPPERWARE CORP                          3,600
      113     *  U.S. PLASTIC LUMBER CORP                   434
      426        UNION CARBIDE CORP                      16,081
      200        USEC, INC                                  850
      100     *  VENTRO CORP                              1,100
      100        WD-40 CO                                 2,125
      100        WELLMAN, INC                             1,443
                                                    -----------
                                                      1,316,425
                                                    -----------
STEEL AND OTHER METALS -- 0.46%
      100        ACTUANT CORP                               393
      276        AK STEEL HOLDINGS CORP                   2,587
    3,072        ALCOA, INC                              77,760
      308        ALLEGHENY TECHNOLOGIES, INC              5,582
      100     *  ALPINE GROUP, INC                          437
       63        ARCH COAL, INC                             630
      100        BALL CORP                                3,168
      600     *  BATTLE MOUNTAIN GOLD CO                  1,050
      100        BELDEN, INC                              2,362
      470     *  BETHLEHEM STEEL CORP                     1,410
       58        BRUSH ENGINEERED MATERIALS, INC          1,254
      250     *  CABLE DESIGN TECHNOLOGIES CO             6,078
       66        CARPENTER TECHNOLOGY CORP                1,922
       40        CLEVELAND CLIFFS, INC                      915
      100        COMMERCIAL METALS CO                     2,550
      215        CRANE CO                                 4,918
      464        CROWN CORK & SEAL CO, INC                4,959
      508        ENGELHARD CORP                           8,255
      500     *  FREEPORT-MCMORAN COPPER & GOLD,
                   INC (CLASS B)                          4,406
      100        GENERAL CABLE CORP                         756
      108     *  GRIFFON CORP                               816
      144        HARSCO CORP                              3,177

See notes to financial statements                        2000 ANNUAL REPORT   45

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
STEEL AND OTHER METALS -- (CONTINUED)
      835        HOMESTAKE MINING CO                $     4,331
      100        IMCO RECYCLING, INC                        600
       81        INTERMET CORP                              587
      104     *  KAISER ALUMINUM CORP                       630
      100     *  LONE STAR TECHNOLOGIES, INC              4,615
      358        LTV CORP                                   469
       52        MATTHEWS INTERNATIONAL CORP
                   (CLASS A)                              1,527
       64     *  MAVERICK TUBE CORP                       1,724
      108        METALS U.S.A., INC                         317
      100     *  MUELLER INDUSTRIES, INC                  2,243
       72        NATIONAL STEEL CORP (CLASS B)              216
      100     *  NCI BUILDING SYSTEMS, INC                1,462
      601        NEWMONT MINING CORP                     10,217
      100     *  NS GROUP, INC                            1,986
      313        NUCOR CORP                               9,429
      407        PARKER-HANNIFIN CORP                    13,736
      268        PHELPS DODGE CORP                       11,189
      200        PRECISION CAST PARTS CORP                7,675
      100        QUANEX CORP                              1,906
       68        RELIANCE STEEL & ALUMINUM CO             1,432
      100     *  RTI INTERNATIONAL METALS, INC            1,443
       48        RYERSON TULL, INC                          453
      100        SOUTHERN PERU COPPER CORP                1,550
       45     *  SPS TECHNOLOGIES, INC                    2,182
      152     *  STEEL DYNAMICS, INC                      1,396
      100     *  STILLWATER MINING CO                     2,707
      100        TEXAS INDUSTRIES, INC                    3,187
      100        TITAN INTERNATIONAL, INC                   575
      144     *  TOWER AUTOMOTIVE, INC                    1,350
      100     *  U.S. CAN CORP                            1,981
      317        USX-US STEEL GROUP, INC                  4,814
       62        VALMONT INDUSTRIES, INC                  1,232
       60        WATTS INDUSTRIES, INC (CLASS A)            600
       45     *  WOLVERINE TUBE, INC                        669
      266        WORTHINGTON INDUSTRIES, INC              2,493
                                                    -----------
                                                        238,308
                                                    -----------
PAPER AND FOREST PRODUCTS -- 0.71%
      447        AVERY DENNISON CORP                     20,729
      172        BEMIS, INC                               5,525
      188        BOISE CASCADE CORP                       4,993
      185        BOWATER, INC                             8,590
      100     *  BUCKEYE TECHNOLOGIES, INC                2,075
       91        CARAUSTAR INDUSTRIES, INC                1,006
      100     *  CHAMPION ENTERPRISES, INC                  425
       76        CHESAPEAKE CORP                          1,463
      383        CLAYTON HOMES, INC                       3,830
       62     *  DAISYTEK INTERNATIONAL CORP                391
       44        DELTIC TIMBER CORP                         745
      675        FORT JAMES CORP                         20,629
      191     *  GAYLORD CONTAINER CO                       322
      613        GEORGIA-PACIFIC CORP (PACKING
                   GROUP)                                14,405
      309        GEORGIA-PACIFIC CORP (TIMBER
                   GROUP)                                 8,304
       91        GLATFELTER (P.H.) CO                     1,103
       48        GREIF BROTHERS CORP (CLASS A)            1,596

 SHARES                                                VALUE
    1,727        INTERNATIONAL PAPER CO             $    49,543
      100     *  IVEX PACKAGING CORP                        981
    1,889        KIMBERLY-CLARK CORP                    105,429
      185        LONGVIEW FIBRE CO                        2,220
      381        LOUISIANA PACIFIC CORP                   3,500
      100     *  MAIL-WELL, INC                             443
      268        MEAD CORP                                6,264
      100        OAKWOOD HOMES CORP                         150
      200     *  PACKAGING CORP OF AMERICA                2,212
      100     *  PALM HARBOR HOMES, INC                   1,375
      103     *  PLAYTEX PRODUCTS, INC                    1,216
      300        POTLATCH CORP                            9,487
       99        RAYONIER, INC                            3,557
       62     *  SCHOOL SPECIALTY, INC                    1,321
       52        SCHWEITZER-MAUDUIT INTERNATIONAL,
                   INC                                      695
      417     *  SMURFIT-STONE CONTAINER CORP             5,004
      365        SONOCO PRODUCTS CO                       6,592
      100        ST. JOE CO                               2,775
      172        TEMPLE-INLAND, INC                       6,514
      100     *  UNITED STATIONERS, INC                   2,687
       52        UNIVERSAL FOREST PRODUCTS, INC             593
      184        WAUSAU-MOSINEE PAPER CORP                1,426
      312        WESTVACO CORP                            8,326
      945        WEYERHAEUSER CO                         38,154
      366        WILLAMETTE INDUSTRIES, INC              10,248
                                                    -----------
                                                        366,843
                                                    -----------
                 TOTAL BASIC INDUSTRIES               1,921,576
                                                    -----------
BUSINESS SERVICES -- 1.39%
ADVERTISING AND OTHER SERVICES -- 1.39%
      153     *  24/7 MEDIA, INC                          1,544
      100        AARON RENTS, INC                         1,287
       58        ABM INDUSTRIES, INC                      1,576
       42        ACKERLEY GROUP, INC                        420
       14        ADECCO S.A. ADR                          1,149
       65     *  ADVO, INC                                2,145
      159     *  AKAMAI TECHNOLOGIES, INC                 8,349
      100     *  ANSWERTHINK, INC                         1,625
      100     *  APAC CUSTOMER SERVICES, INC                531
      275     *  APOLLO GROUP, INC (CLASS A)             10,965
      100     *  ARIAD PHARMACEUTICAL, INC                1,256
      100     *  ASK JEEVES, INC                          1,918
      100     *  AURORA BIOSCIENCE CORP                   6,800
      100     *  AVIGEN, INC                              3,975
      351        BLOCK (H&R), INC                        13,008
       44     *  BRIGHT HORIZONS FAMILY SOLUTIONS,
                   INC                                    1,124
      100     *  BROADBASE SOFTWARE, INC                  1,356
      100     *  CARRIAGE SERVICES, INC (CLASS A)           231
      168     *  CATALINA MARKETING CORP                  6,321
      100     *  CATALYTICA, INC                          1,237
      186     *  CELGENE CORP                            11,067
    2,548     *  CENDANT CORP                            27,709
      254     *  CENTURY BUSINESS SERVICES, INC             333
      408        CINTAS CORP                             17,773

 46  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
ADVERTISING AND OTHER SERVICES -- (CONTINUED)
       25     *  CIRCLE.COM                         $        73
      690     *  CMGI, INC                               19,276
       72     *  COINSTAR, INC                              976
      200     *  CORPORATE EXECUTIVE BOARD CO             8,050
      211     *  COVANCE, INC                             1,727
       70     *  CRITICAL PATH, INC                       4,252
      100     *  CTC COMMUNICATIONS GROUP, INC            2,025
      100     *  CUBIST PHARMACEUTICALS, INC              5,206
      100     *  CURAGEN CORP                             5,328
      215     *  DEVRY, INC                               8,089
      145     *  DIAMOND TECHNOLOGY PARTNERS, INC
                   (CLASS A)                             10,766
      411     *  DOUBLECLICK, INC                        13,152
      400     *  EBAY, INC                               27,475
      100     *  EDGEWATER TECHNOLOGY, INC                  525
       68     *  EDUCATION MANAGEMENT CORP                1,831
       51     *  ELECTRO RENT CORP                          650
      100     *  EMAGIN CORP                              1,074
       10     *  EMERGE INTERACTIVE, INC                    158
      149     *  ENTREMED, INC                            4,153
       42     *  F.Y.I., INC                              1,569
      100     *  FIRST CONSULTING GROUP, INC                556
       68        G & K SERVICES, INC (CLASS A)            1,908
      212     *  GARTNER GROUP, INC (CLASS A)             2,464
      100     *  GENE LOGIC, INC                          2,300
      100     *  GENOME THERAPEUTICS CORP                 2,056
      100     *  GETTHERE, INC                            1,768
      100     *  GETTY IMAGES, INC                        3,043
      100     *  GOTO.COM, INC                            1,650
      253     *  HAVAS ADVERTISING S.A. ADR               3,700
       40     *  HEARME                                     160
       52     *  HEIDRICK & STRUGGLES
                   INTERNATIONAL, INC                     2,671
      100     *  HOTJOBS.COM LTD                          1,706
      100     *  ILEX ONCOLOGY, INC                       3,012
      200     *  INCYTE GENOMICS, INC                     8,225
      200     *  INTERLIANT, INC                          1,600
      200     *  INTERNAP NETWORK SERVICES CORP           6,462
      620     *  INTERNET CAPITAL GROUP, INC             10,811
      200     *  INTERNET PICTURES CORP                   1,087
      100        INTERPOOL, INC                           1,143
    1,061        INTERPUBLIC GROUP OF COS, INC           36,140
      100     *  IT GROUP, INC                              475
       52     *  ITT EDUCATIONAL SERVICES, INC            1,410
      100     *  JACOBS ENGINEERING GROUP, INC            4,031
      333     *  KANA COMMUNICATIONS, INC                 7,409
       63        KELLY SERVICES, INC (CLASS A)            1,488
       48     *  KEY3MEDIA GROUP, INC                       525
      100     *  KEYNOTE SYSTEMS, INC                     2,675
      146     *  KFORCE.COM, INC                            511
      100     *  KORN FERRY INTERNATIONAL                 3,781
      150     *  LABOR READY, INC                           628
      190     *  LAMAR ADVERTISING CO (CLASS A)           7,196
      100     *  LANTE CORP                                 500
       68     *  LASON, INC                                 136
      100     *  LIFEMINDERS, INC                         2,293

 SHARES                                                VALUE
      100     *  LOOKSMART LTD                      $     1,118
      272        MANPOWER, INC                            8,687
      497     *  MARCHFIRST, INC                          7,796
       65     *  MARKETING SERVICES GROUP, INC              195
       40     *  MAXIMUS, INC                               885
      100     *  MEDAREX, INC                            11,731
       44     *  MEMBERWORKS, INC                         1,446
      104     *  MESSAGEMEDIA, INC                          263
      324     *  MODIS PROFESSIONAL SERVICES, INC         1,680
      100     *  MYRIAD GENETICS, INC                     8,637
       84     *  NATIONAL EQUIPMENT SERVICES, INC           409
      100     *  NATIONSRENT, INC                           393
      100     *  NAVIGANT CONSULTING CO                     343
      242     *  NBC INTERNET, INC                        1,588
      100     *  NETCENTIVES, INC                           765
      100     *  NEUROCRINE BIOSCIENCES, INC              4,500
      200     *  NOVA CORP (GEORGIA)                      3,425
      100     *  NPS PHARMACEUTICALS, INC                 5,656
      636        OMNICOM GROUP, INC                      46,388
      100     *  ON ASSIGNMENT, INC                       3,137
        5     *  OPUS360 CORP                                11
      100     *  OSI PHARMACEUTICALS, INC                 7,000
      100     *  PAREXEL INTERNATIONAL CORP                 850
       67     *  PEGASUS SOLUTIONS, INC                   1,310
       92     *  PERSONNEL GROUP OF AMERICA, INC            287
       50     *  PFSWEB, INC                                103
       66     *  PHARMACEUTICAL PRODUCT
                   DEVELOPMENT, INC                       1,753
      171        PITTSTON BRINKS GROUP CO                 2,650
       69     *  PREPAID LEGAL SERVICES, INC              2,229
       52     *  PROBUSINESS SERVICES, INC                1,573
      100     *  PROFIT RECOVERY GROUP
                   INTERNATIONAL, INC                       987
      200     *  PROSOFTTRAINING.COM                      2,850
      200     *  PROTECTION ONE, INC                        275
      100     *  PROVANT, INC                               700
      412     *  QUINTILES TRANSNATIONAL CORP             6,566
      440     *  REDBACK NETWORKS, INC                   72,132
      100        REGIS CORP                               1,500
      131     *  RENAISSANCE WORLDWIDE, INC                 204
      100     *  RENT WAY, INC                            3,037
      100     *  RENT-A-CENTER, INC                       3,468
      642     *  ROBERT HALF INTERNATIONAL, INC          22,269
      100        ROLLINS, INC                             1,481
      100    b*  SAFETY-KLEEN CORP                           17
      100     *  SCIQUEST.COM, INC                          690
      975        SERVICE CORP INTERNATIONAL               2,376
    1,113        SERVICEMASTER CO                        10,990
      100     *  SITEL CORP                                 293
      100     *  SONICWALL, INC                           2,850
      100        SOTHEBY'S HOLDINGS, INC (CLASS A)        2,487
      196     *  SPHERION CORP                            2,339
      100     *  SYMYX TECHNOLOGIES, INC                  4,337
      100     *  TELETECH HOLDINGS, INC                   2,475
      100     *  TETRA TECH, INC                          2,856
      194     *  TMP WORLDWIDE, INC                      15,617
      100     *  TRIMERIS, INC                            6,993

See notes to financial statements                        2000 ANNUAL REPORT   47

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
ADVERTISING AND OTHER SERVICES -- (CONTINUED)
      155        TRUE NORTH COMMUNICATIONS, INC     $     5,541
      500     *  UNITED RENTALS, INC                     12,062
       45     *  URS CORP                                   596
      105     *  US INTERACTIVE, INC                        265
      202     *  VALASSIS COMMUNICATIONS, INC             4,494
      100     *  VALENCE TECHNOLOGY, INC                  1,725
      260     *  VERTICALNET, INC                         9,132
      315        VIAD CORP                                8,367
      100     *  VIANT CORP                                 587
       45     *  XCEED, INC                                 112
       47     *  XTRA CORP                                2,088
      200        YOUNG & RUBICAM, INC                     9,900
                                                    -----------
                 TOTAL BUSINESS SERVICES                717,040
                                                    -----------
CONSTRUCTION AND REAL ESTATE -- 2.18%
BUILDING MATERIALS -- 1.90%
      100        AMCOL INTERNATIONAL CORP                   487
      100        APOGEE ENTERPRISES, INC                    568
      100     *  COMFORT SYSTEMS U.S.A., INC                518
    1,131        CORNING, INC                           335,907
      200     *  DAL-TILE INTERNATIONAL, INC              2,500
       60     *  DEPARTMENT 56, INC                         791
       70        ELCOR CORP                               1,015
      216     *  ENCOMPASS SERVICES CORP                  1,755
      100        FERRO CORP                               1,906
       67        FLORIDA ROCK INDUSTRIES, INC             2,642
    8,451        HOME DEPOT, INC                        448,431
       22     *  HUTTIG BUILDING PRODUCTS, INC               99
      100     *  INTEGRATED ELECTRICAL SERVICES,
                   INC                                      687
      100        LAFARGE CORP                             2,175
       57        LIBBEY, INC                              1,774
       81        LILLY INDUSTRIES, INC (CLASS A)          2,389
    1,226        LOWE'S COS, INC                         55,016
      167        MARTIN MARIETTA MATERIALS, INC           6,392
    1,589        MASCO CORP                              29,595
      100        MIKASA, INC                              1,637
      180        OWENS CORNING CO                           472
      538     *  OWENS ILLINOIS, INC                      4,976
      623        PPG INDUSTRIES, INC                     24,725
      250     *  QUANTA SERVICES, INC                     6,875
      387        RPM, INC                                 3,507
      100     *  SBA COMMUNICATIONS CORP                  4,193
      506        SHERWIN-WILLIAMS CO                     10,815
      100        SOUTHDOWN, INC                           7,125
      441     *  STORA ENSO OYJ (SPONS ADR)               3,638
      177        USG CORP                                 4,436
      100        VALSPAR CORP                             2,299
      324        VULCAN MATERIALS CO                     13,020
       61        WATSCO, INC                                627
                                                    -----------
                                                        982,992
                                                    -----------
CONSTRUCTION -- 0.24%
      100     *  BLOUNT INTERNATIONAL, INC                1,125
      212        CENTEX CORP                              6,810
      100     *  DEL WEBB CORP                            2,775

 SHARES                                                VALUE
      250     *  DYCOM INDUSTRIES, INC              $    10,406
      272        FLUOR CORP                               8,160
      100        FOSTER WHEELER CORP                        725
       67        GRANITE CONSTRUCTION, INC                1,624
      172        HILLENBRAND INDUSTRIES, INC              7,697
      215        HON INDUSTRIES, INC                      5,294
      196        HORTON (D.R.), INC                       3,368
       71     *  INSITUFORM TECHNOLOGIES, INC
                   (CLASS A)                              2,387
      171        KAUFMAN & BROAD HOME CORP                4,606
      100        KIMBALL INTERNATIONAL, INC (CLASS
                   B)                                     1,787
      200     *  LEAR CORP                                4,112
      235        LENNAR CORP                              6,976
      100     *  MASTEC, INC                              3,125
      100        MDC HOLDINGS, INC                        2,600
      282        MILLER (HERMAN), INC                     9,041
    1,011        NEWELL RUBBERMAID, INC                  23,063
      100        PULTE CORP                               3,300
       51        RYLAND GROUP, INC                        1,581
      100        STANDARD-PACIFIC CORP                    1,800
      300        STEELCASE, INC                           5,025
      100     *  TOLL BROTHERS, INC                       3,437
      321        U.S. INDUSTRIES, INC                     3,189
      100        WALTER INDUSTRIES, INC                     887
      100     *  WASHINGTON GROUP INTERNATIONAL,
                   INC                                    1,143
                                                    -----------
                                                        126,043
                                                    -----------
REAL ESTATE -- 0.04%
      384     *  CATELLUS DEVELOPMENT CORP                6,720
      100     *  CB RICHARD ELLIS SERVICES GROUP,
                   INC                                    1,225
      100     *  FAIRFIELD COMMUNITIES, INC               1,012
      100        FOREST CITY ENTERPRISES, INC
                   (CLASS A)                              3,600
       64     *  INSIGNIA FINANCIAL GROUP, INC              656
      100     *  JONES LANG LA SALLE                      1,300
       89        LNR PROPERTY CORP                        1,969
      100     *  SECURITY CAPITAL GROUP, INC
                   (CLASS B)                              1,893
      200        STEWART ENTERPRISES, INC (CLASS
                   A)                                       387
      100     *  TRAMMELL CROW CO                         1,500
                                                    -----------
                                                         20,262
                                                    -----------
                 TOTAL CONSTRUCTION AND REAL
                   ESTATE                             1,129,297
                                                    -----------
CONSUMER DURABLE -- 0.83%
HOME APPLIANCES AND FURNISHINGS -- 0.38%
      100     *  ACTION PERFORMANCE COS, INC                343
       43        BASSETT FURNITURE INDUSTRIES, INC          610
      828     *  BED BATH & BEYOND, INC                  20,195
      100     *  BOMBAY, INC                                243
      192     *  BOYDS COLLECTION LTD                     1,416
      100        ETHAN ALLEN INTERIORS, INC               2,831
      167     *  FURNITURE BRANDS INTERNATIONAL,
                   INC                                    2,776
    3,944        GILLETTE CO                            121,771
      148     *  HA-LO INDUSTRIES, INC                      592
      100     *  HANDLEMAN CO                             1,237
      100        HAVERTY FURNITURE COS, INC               1,093
      217    b*  HEILIG MEYERS CO                            36

 48  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
HOME APPLIANCES AND FURNISHINGS -- (CONTINUED)
      186        LA-Z-BOY, INC                      $     2,708
      703        LEGGETT & PLATT, INC                    11,116
      141     *  LINENS'N THINGS, INC                     3,595
      346        PIER 1 IMPORTS, INC                      4,692
      100     *  SCP POOL CORP                            2,962
      100     *  SELECT COMFORT CORP                        143
      200        SNAP-ON, INC                             4,712
      347        STANLEY WORKS CO                         8,002
      156     *  WILLIAMS-SONOMA, INC                     5,421
                                                    -----------
                                                        196,494
                                                    -----------
TEXTILE, APPAREL AND ACCESSORIES -- 0.45%
      347     *  ABERCROMBIE & FITCH CO (CLASS A)         6,614
       67     *  ALBANY INTERNATIONAL CORP (CLASS
                   A) (NEW)                                 804
      100     *  AMERICAN EAGLE OUTFITTERS, INC           3,150
      100     *  ANN TAYLOR STORES CORP                   3,843
       65        BROWN SHOE CO, INC                         597
       65        BURLINGTON COAT FACTORY WAREHOUSE
                   CORP                                     930
      200     *  BURLINGTON INDUSTRIES, INC                 250
      353     *  CHARMING SHOPPES, INC                    1,842
       47     *  CHICO'S FAS, INC                         1,598
       61     *  CHILDREN'S PLACE RETAIL STORES,
                   INC                                    1,570
      100        CLAIRE'S STORES, INC                     1,800
      200     *  COLLINS & AIKMAN CORP                      937
       56     *  DRESS BARN, INC                          1,176
      100     *  FINISH LINE, INC (CLASS A)                 731
      100     *  FOOTSTAR, INC                            3,231
       51     *  FOSSIL, INC                                678
    2,136        GAP, INC                                42,987
      100     *  GENESCO, INC                             1,693
      146        INTERFACE, INC (CLASS A)                 1,163
      302        INTIMATE BRANDS, INC (CLASS A)           5,643
      374     *  JONES APPAREL GROUP, INC                 9,911
      200    b*  JUST FOR FEET, INC                           7
      100        KELLWOOD CO                              1,825
    1,158        LIMITED, INC                            25,548
      212        LIZ CLAIBORNE, INC                       8,162
      100     *  MEN'S WEARHOUSE, INC                     2,831
      159     *  MOHAWK INDUSTRIES, INC                   3,468
      100     *  NAUTICA ENTERPRISES, INC                 1,293
      306        NIKE, INC (CLASS B)                     12,259
      384        NORDSTROM, INC                           5,976
      103     *  OAKLEY, INC                              1,808
       49        ONEIDA LTD                                 679
      100     *  PACIFIC SUNWEAR CALIFORNIA, INC          1,875
      100     *  PAYLESS SHOESOURCE, INC                  5,600
       80        PHILLIPS VAN HEUSEN CORP                   825
      200     *  POLO RALPH LAUREN CORP                   3,225
      100        POLYMER GROUP, INC                         737
       77     *  QUICKSILVER, INC                         1,482
      165     *  REEBOK INTERNATIONAL LTD                 3,104
      317        ROSS STORES, INC                         4,556
      100        RUSSELL CORP                             1,587
      417        SHAW INDUSTRIES, INC                     7,714

 SHARES                                                VALUE
      100     *  STEIN MART, INC                    $     1,081
      100        STRIDE RITE CORP                           506
       41        TALBOTS, INC                             2,716
    1,111        TJX COS, INC                            24,997
       83     *  TOO, INC                                 1,971
      212     *  UNIFI, INC                               2,159
       47     *  UNITED RETAIL GROUP, INC                   258
      342        V.F. CORP                                8,443
      199        WARNACO GROUP, INC (CLASS A)               796
      100        WESTPOINT STEVENS, INC                   1,225
      147        WOLVERINE WORLD WIDE, INC                1,368
                                                    -----------
                                                        231,229
                                                    -----------
                 TOTAL CONSUMER DURABLE                 427,723
                                                    -----------
ENERGY -- 4.87%
OIL, GAS AND OTHER ENERGY SERVICES -- 4.87%
      283        AMERADA HESS CORP                       18,943
      897        ANADARKO PETROLEUM CORP                 59,614
      365        APACHE CORP                             21,580
      259        ASHLAND, INC                             8,725
      100     *  BARRETT RESOURCES CORP                   3,781
       51     *  BASIN EXPLORATION, INC                     994
      100     *  BELCO OIL & GAS CORP                       887
       64        BERRY PETROLEUM CO (CLASS A)             1,156
      300     *  BJ SERVICES CO                          18,337
      100     *  BROWN (TOM), INC                         2,450
      779        BURLINGTON RESOURCES, INC               28,676
      100        CABOT OIL & GAS CORP (CLASS A)           2,037
      400     *  CHESAPEAKE ENERGY CORP                   2,875
    2,351        CHEVRON CORP                           200,422
    2,347        CONOCO, INC (CLASS B)                   63,222
       81        CONSOL ENERGY, INC                       1,301
      261        CROSS TIMBERS OIL CO                     5,007
      302        DEVON ENERGY CORP (NEW)                 18,165
      236        DIAMOND OFFSHORE DRILLING, INC           9,676
      100     *  EEX CORP                                   487
    2,665        ENRON CORP                             233,520
      492        ENSCO INTERNATIONAL, INC                18,819
      396        EOG RESOURCES, INC                      15,394
   12,806        EXXON MOBIL CORP                     1,141,334
      100     *  FOREST OIL CORP                          1,618
       57     *  FRIEDE GOLDMAN HALTER, INC                 402
      600     *  FRONTIER OIL CORP                        4,425
      200     *  GLOBAL INDUSTRIES LTD                    2,500
      573     *  GLOBAL MARINE, INC                      17,691
      591     *  GREY WOLF, INC                           3,398
    1,583        HALLIBURTON CO                          77,468
      200     *  HANOVER COMPRESSOR CO                    6,587
      479     *  HARKEN ENERGY CORP                         299
      177        HELMERICH & PAYNE, INC                   6,394
      100     *  HS RESOURCES, INC                        3,362
      310        KERR-MCGEE CORP                         20,537
      296     *  KEY ENERGY SERVICES, INC                 2,904
      100     *  LOUIS DREYFUS NATURAL GAS CORP           3,962
      205     *  MARINE DRILLING COS, INC                 5,855
      100     *  MCMORAN EXPLORATION CO                   1,160

See notes to financial statements                        2000 ANNUAL REPORT   49

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
OIL, GAS AND OTHER ENERGY SERVICES -- (CONTINUED)
      100     *  MERIDIAN RESOURCE CORP             $       687
      100        MITCHELL ENERGY & DEVELOPMENT
                   CORP (CLASS A)                         4,662
      161        MURPHY OIL CORP                         10,434
      497     *  NABORS INDUSTRIES, INC                  26,042
      132     *  NEWFIELD EXPLORATION CO                  6,162
      204        NOBLE AFFILIATES, INC                    7,573
      471     *  NOBLE DRILLING CORP                     23,667
      100     *  NUEVO ENERGY CO                          1,837
    1,317        OCCIDENTAL PETROLEUM CORP               28,727
      598     *  OCEAN ENERGY, INC (NEW)                  9,231
      100     *  OCEANEERING INTERNATIONAL, INC           1,662
      200     *  PARKER DRILLING CO                       1,400
      100     *  PATTERSON ENERGY, INC                    3,437
      100     *  PENNACO ENERGY, INC                      1,737
      279        PENNZOIL-QUAKER STATE CO                 2,929
      759        PHILLIPS PETROLEUM CO                   47,627
      359     *  PIONEER NATURAL RESOURCES CO             5,093
       57     *  PLAINS RESOURCES, INC                    1,075
      144        POGO PRODUCING CO                        3,654
      216     *  PRIDE INTERNATIONAL, INC                 5,724
      200     *  PURE RESOURCES, INC                      4,237
      612     *  R & B FALCON CORP                       17,059
      260     *  ROWAN COS, INC                           7,540
       86     *  SEITEL, INC                              1,236
      200        ST. MARY LAND & EXPLORATION CO           4,612
       59     *  STONE ENERGY CORP                        3,245
      323        SUNOCO, INC                              8,700
      200     *  SUPERIOR ENERGY SERVICES, INC            2,100
      100     *  SWIFT ENERGY CO                          4,156
       96     *  SYNTROLEUM CORP                          1,956
      100     *  TESORO PETROLEUM CORP                      993
    1,982        TEXACO, INC                            104,055
      516        TOSCO CORP                              16,092
      100     *  TRANSMONTAIGNE, INC                        493
      310        ULTRAMAR DIAMOND SHAMROCK CORP           7,866
      100     *  UNIT CORP                                1,475
      869        UNOCAL CORP                             30,795
    1,106        USX-MARATHON GROUP, INC                 31,382
       50     *  UTI ENERGY CORP                          2,231
      177        VALERO ENERGY CORP                       6,228
      242     *  VARCO INTERNATIONAL, INC (NEW)           5,036
       92     *  VERITAS DGC, INC                         2,662
      159        VINTAGE PETROLEUM, INC                   3,617
      387     *  WEATHERFORD INTERNATIONAL, INC          16,641
                                                    -----------
                 TOTAL ENERGY                         2,513,731
                                                    -----------
FINANCE -- 16.70%
BANKS, SAVINGS AND LOANS -- 7.67%
      100        AMCORE FINANCIAL, INC                    1,962
    1,402        AMSOUTH BANCORP                         17,525
       90        ANCHOR BANCORP WISCONSIN, INC            1,411
       43        AREA BANCSHARES CORP                       954
      251        ASSOCIATED BANC-CORP                     6,588
      195        ASTORIA FINANCIAL CORP                   7,531

 SHARES                                                VALUE
      305        BANCORPSOUTH, INC                  $     4,384
      400        BANCWEST CORP                            7,775
    5,991        BANK OF AMERICA CORP                   313,778
       41        BANK OF GRANITE CORP                       940
    2,839        BANK OF NEW YORK CO, INC               159,161
    4,214        BANK ONE CORP                          162,765
      100        BANK UNITED CORP (CLASS A)               5,068
      531        BANKNORTH GROUP, INC                     9,491
       89        BAY VIEW CAPITAL CORP                      956
    1,424        BB&T CORP                               42,898
       43     *  BOK FINANCIAL CORP                         795
       59        BT FINANCIAL CORP                        1,091
      128        CAPITOL FEDERAL FINANCIAL                1,872
       73     *  CENTENNIAL BANCORP                         439
      145     *  CENTURA BANKS, INC                       5,555
       68        CFS BANCORP, INC                           701
      758        CHARTER ONE FINANCIAL, INC              18,476
    4,674        CHASE MANHATTAN CORP                   215,880
       50        CHEMICAL FINANCIAL CORP                  1,175
      100        CHITTENDEN CORP                          2,568
   16,504        CITIGROUP, INC                         892,247
      145        CITIZENS BANKING CORP (MICHIGAN)         3,335
       60        CITY HOLDINGS CO                           431
      100        CITY NATIONAL CORP                       3,862
      348        COLONIAL BANCGROUP, INC                  3,610
      560        COMERICA, INC                           32,725
      100        COMMERCE BANCORP, INC                    5,818
      225        COMMERCE BANCSHARES, INC                 8,282
      200        COMMERCIAL FEDERAL CORP                  3,825
       42        COMMONWEALTH BANCORP, INC                  609
      168        COMMUNITY FIRST BANKSHARES, INC          2,950
       10        COMMUNITY TRUST BANCORP, INC               155
      407        COMPASS BANCSHARES, INC                  7,936
      200        CULLEN FROST BANKERS, INC                6,500
       51        CVB FINANCIAL CORP                         857
      397        DIME BANCORP, INC                        8,560
       45        DIME COMMUNITY BANCORP, INC              1,113
      100        DOWNEY FINANCIAL CORP                    3,950
      100        F & M NATIONAL CORP                      2,443
       75        F.N.B. CORP                              1,603
    1,314        FIFTH THIRD BANCORP                     70,791
       83        FIRST BANCORP (PUERTO RICO)              2,028
       56        FIRST CHARTER CORP                         808
      208        FIRST COMMONWEALTH FINANCIAL CORP        2,015
      100        FIRST FEDERAL CAPITAL CORP               1,231
      127        FIRST FINANCIAL BANCORP                  2,000
       47        FIRST FINANCIAL HOLDINGS, INC              719
      100        FIRST MIDWEST BANCORP, INC               2,662
      702        FIRST SECURITY CORP                     11,451
      142        FIRST SENTINEL BANCORP, INC              1,353
      465        FIRST TENNESSEE NATIONAL CORP            9,503
    3,740        FIRST UNION CORP                       120,381
      178        FIRST VIRGINIA BANKS, INC                7,587
       40        FIRST WASHINGTON BANCORP, INC              627
      100     *  FIRSTFED FINANCIAL CORP                  2,300
      290        FIRSTMERIT CORP                          6,651
    3,281        FLEETBOSTON FINANCIAL CORP             127,959

 50  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
BANKS, SAVINGS AND LOANS -- (CONTINUED)
       52        FRONTIER FINANCIAL CORP            $       978
      258        FULTON FINANCIAL CORP                    5,111
      242        GOLDEN STATE BANCORP, INC                5,717
      496        GOLDEN WEST FINANCIAL CORP              26,598
      148        GREATER BAY BANCORP                     10,276
      313        GREENPOINT FINANCIAL CORP                9,272
      575        HIBERNIA CORP (CLASS A)                  7,043
      200        HUDSON CITY BANCORP, INC                 3,400
       57        HUDSON RIVER BANCORP, INC                  744
      206        HUDSON UNITED BANCORP                    5,690
      903        HUNTINGTON BANCSHARES, INC              13,262
      108     *  IMPERIAL BANCORP                         2,065
      239        INDEPENDENCE COMMUNITY BANK CORP         3,346
       63        INTEGRA BANK CORP                        1,397
       55        INTERNATIONAL BANCSHARES CORP            1,684
    1,503        KEYCORP                                 38,044
      175        KEYSTONE FINANCIAL, INC                  3,806
      100     *  LOCAL FINANCIAL CORP                       950
       86        MAF BANCORP, INC                         2,139
      440        MARSHALL & ILSLEY CORP                  22,055
    2,700        MBNA CORP                              103,950
    1,723        MELLON FINANCIAL CORP                   79,904
      347        MERCANTILE BANKSHARES CORP              12,595
       68        MERCHANTS NEW YORK BANCORP, INC          1,398
      629        MORGAN (J.P.) & CO, INC                102,762
    2,210        NATIONAL CITY CORP                      48,896
      659        NATIONAL COMMERCE BANCORP               13,138
       64        NATIONAL PENN BANCSHARES, INC            1,231
       64        NBT BANCORP, INC                           768
      624        NORTH FORK BANCORP, INC                 13,494
      845        NORTHERN TRUST CORP                     75,099
       46        OCEANFIRST FINANCIAL CORP                  954
      200     *  OCWEN FINANCIAL CORP                     1,175
      535        OLD KENT FINANCIAL CORP                 15,481
      173        OLD NATIONAL BANCORP                     5,233
       40        ORIENTAL FINANCIAL GROUP                   620
       87        PACIFIC CAPITAL BANCORP                  2,327
      287        PACIFIC CENTURY FINANCIAL CORP           4,914
       56        PACIFIC NORTHWEST BANCORP                  724
      100        PEOPLES BANK OF BRIDGEPORT CO            2,106
       47        PFF BANCORP, INC                         1,022
    1,055        PNC FINANCIAL SERVICES GROUP, INC       68,575
      487        POPULAR, INC                            13,179
       60        PREMIER NATIONAL BANCORP, INC            1,215
       95        PROVIDENT BANKSHARES CORP                1,591
      100        PROVIDENT FINANCIAL GROUP, INC           2,937
      509        PROVIDIAN FINANCIAL CORP                64,643
       60        QUEENS COUNTY BANCORP, INC               1,732
      784        REGIONS FINANCIAL CORP                  17,787
      210        REPUBLIC BANCORP, INC                    1,995
      200        REPUBLIC SECURITY FINANCIAL CORP           987
      110        RICHMOND COUNTY FINANCIAL CORP           2,660
       68        RIGGS NATIONAL CORP                        833
      264        ROSLYN BANCORP, INC                      5,907
      100        S & T BANCORP, INC                       1,900
      600        SANTANDER BANCORP                        9,900

 SHARES                                                VALUE
      100        SEACOAST FINANCIAL SERVICES CORP   $     1,100
      100     *  SILICON VALLEY BANCSHARES                5,823
      280        SKY FINANCIAL GROUP, INC                 4,970
      192        SOUTH FINANCIAL GROUP, INC               2,424
      601        SOUTHTRUST CORP                         18,893
      100     *  SOUTHWEST BANCORP OF TEXAS, INC          3,268
      649        SOVEREIGN BANCORP, INC                   6,003
      573        STATE STREET CORP                       74,490
      141        STATEN ISLAND BANCORP, INC               2,820
       92        STERLING BANCSHARES, INC                 1,403
      623        SUMMIT BANCORP                          21,493
    1,047        SUNTRUST BANKS, INC                     52,153
      132        SUSQUEHANNA BANCSHARES, INC              2,013
      861        SYNOVUS FINANCIAL CORP                  18,242
      297        TCF FINANCIAL CORP                      11,174
       51        TEXAS REGIONAL BANCSHARES, INC
                   (CLASS A)                              1,447
       58        TRUST CO OF NEW JERSEY                     971
      191        TRUSTCO BANK CORP (NEW YORK)             2,351
      228        TRUSTMARK CORP                           4,446
    2,708        U.S. BANCORP                            61,607
       61        UMB FINANCIAL CORP                       2,272
      505        UNION PLANTERS CORP                     16,696
      200        UNIONBANCAL CORP                         4,662
      153        UNITED BANKSHARES, INC                   3,002
      126        UNITED COMMUNITY FINANCIAL CORP
                   (OHIO)                                   826
       57        UNITED NATIONAL BANCORP                  1,011
      226        VALLEY NATIONAL BANCORP                  6,172
      100        W HOLDING CO, INC                        1,018
      727        WACHOVIA CORP                           41,211
      196        WASHINGTON FEDERAL, INC                  4,459
    1,969        WASHINGTON MUTUAL, INC                  78,390
      100        WEBSTER FINANCIAL CORP                   2,693
    5,953        WELLS FARGO CO                         273,465
       71        WESBANCO, INC                            1,522
       55        WEST COAST BANCORP (OREGON)                656
      100        WESTAMERICA BANCORP                      3,343
       81        WHITNEY HOLDINGS CORP                    2,941
      100        WILMINGTON TRUST CORP                    5,362
      306        ZIONS BANCORP                           15,649
                                                    -----------
                                                      3,962,266
                                                    -----------
CREDIT AND OTHER FINANCE -- 3.27%
      193     *  ACNEILSEN CORP                           4,595
       71        ADVANTA CORP (CLASS A)                     798
      324        ALLIED CAPITAL CORP                      6,723
      264        AMB PROPERTY CORP                        6,484
    4,912        AMERICAN EXPRESS CO                    298,404
      100        AMERICAN INDUSTRIAL PROPERTIES
                   REIT                                   1,425
      268     *  AMERICREDIT CORP                         7,721
      100        AMLI RESIDENTIAL PROPERTIES TRUST        2,400
       20     *  AMRESCO, INC                                52
      200        APARTMENT INVESTMENT & MANAGEMENT
                   CO                                     9,212
      304        ARCHSTONE COMMUNITIES TRUST              7,467
      197        ARDEN REALTY GROUP, INC                  5,282

See notes to financial statements                        2000 ANNUAL REPORT   51

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
CREDIT AND OTHER FINANCE -- (CONTINUED)
      100        ASSOCIATED ESTATES REALTY CORP     $       806
      100     *  ASSOCIATES FIRST CAPITAL RESIDUAL
                   VALUE                                      3
    2,610        ASSOCIATES FIRST CAPITAL CORP           99,180
      235        AVALONBAY COMMUNITIES, INC              11,206
      100        BEDFORD PROPERTY INVESTORS, INC          2,031
      186        BOSTON PROPERTIES, INC                   7,986
       59        BOYKIN LODGING CO                          612
      100        BRANDYWINE REALTY TRUST                  2,025
      159        BRE PROPERTIES, INC (CLASS A)            5,088
      100        BURNHAM PACIFIC PROPERTIES, INC            606
      143        CAMDEN PROPERTY TRUST                    4,433
      100        CAPITAL AUTOMOTIVE REIT                  1,300
      707        CAPITAL ONE FINANCIAL CORP              49,534
      238        CARRAMERICA REALTY CORP                  7,199
      100        CBL & ASSOCIATES PROPERTIES, INC         2,506
       84        CENTER TRUST, INC                          504
      100        CENTERPOINT PROPERTIES CORP              4,606
       70        CHARLES E. SMITH RESIDENTIAL
                   REALTY, INC                            3,176
       72        CHARTER MUNICIPAL MORTGAGE
                   ACCEPTANCE CO                            996
       75        CHATEAU COMMUNITIES, INC                 2,010
       56        CHELSEA GCA REALTY, INC                  1,967
      100     *  CHOICEPOINT, INC                         4,587
      694        CIT GROUP, INC (CLASS A)                12,145
       92        COLONIAL PROPERTIES TRUST                2,363
      106        COMMERCIAL NET LEASE REALTY, INC         1,099
      833     *  CONCORD EFS, INC                        29,584
      100        CORNERSTONE REALTY INCOME TRUST,
                   INC                                    1,062
      405        COUNTRYWIDE CREDIT INDUSTRIES,
                   INC                                   15,288
      100        COUSINS PROPERTIES, INC                  4,306
      283        CRESCENT REAL ESTATE EQUITIES CO         6,314
      212        DEVELOPERS DIVERSIFIED REALTY
                   CORP                                   2,729
      100        DORAL FINANCIAL CORP                     1,618
      547        DUKE-WEEKS REALTY CORP                  13,196
      577     *  DUN & BRADSTREET CORP                   19,870
       79        EAST WEST BANCORP, INC                   1,545
      100        EASTGROUP PROPERTIES, INC                2,225
       52        ENTERTAINMENT PROPERTIES TRUST             552
      507        EQUIFAX, INC                            13,657
      100        EQUITY INNS, INC                           662
    1,029        EQUITY OFFICE PROPERTIES TRUST          31,963
      452        EQUITY RESIDENTIAL PROPERTIES
                   TRUST CO                              21,696
       64        ESSEX PROPERTY TRUST, INC                3,544
    3,846        FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION                          274,989
      100        FEDERAL REALTY INVESTMENT TRUST          1,912
      304        FEDERATED INVESTORS, INC                 7,524
      206        FELCOR LODGING TRUST, INC                4,763
      100     *  FINET.COM, INC                              46
      200        FINOVA GROUP, INC                        1,450
      100        FIRST INDUSTRIAL REALTY TRUST,
                   INC                                    3,075
    3,513        FIRSTAR CORP                            78,603

 SHARES                                                VALUE
      199        FRANCHISE FINANCE CORP OF AMERICA  $     4,477
    2,486        FREDDIE MAC                            134,399
      100        GABLES RESIDENTIAL TRUST                 2,718
      484        GENERAL GROWTH PROPERTIES, INC          15,578
      109        GLENBOROUGH REALTY TRUST, INC            1,962
       83        GLIMCHER REALTY TRUST                    1,239
      100        GREAT LAKES REIT, INC                    1,737
      200        HEALTH CARE PROPERTY INVESTORS,
                   INC                                    5,925
      101        HEALTH CARE REIT, INC                    1,792
      100        HEALTHCARE REALTY TRUST, INC             2,112
      150        HELLER FINANCIAL, INC                    4,284
      221        HIGHWOODS PROPERTIES, INC                5,221
      100        HOME PROPERTIES OF NEW YORK, INC         2,987
      200        HOSPITALITY PROPERTIES TRUST             4,675
    1,685        HOUSEHOLD INTERNATIONAL, INC            95,413
      468        HRPT PROPERTIES TRUST                    3,276
      256        INDYMAC BANCORP, INC                     5,264
      200        INNKEEPERS U.S.A. TRUST                  2,050
      100     *  INTERCEPT GROUP, INC                     2,331
      116        IRT PROPERTY CO                          1,015
      308        ISTAR FINANCIAL, INC                     6,910
      100        JDN REALTY CORP                          1,131
      100        KILROY REALTY CORP                       2,668
      169        KIMCO REALTY CORP                        7,140
      100        KOGER EQUITY, INC                        1,700
      109        KONOVER PROPERTY TRUST, INC                476
      100        LEUCADIA NATIONAL CORP                   2,675
      100        LEXINGTON CORPORATE PROPERTIES
                   TRUST                                  1,125
      239        LIBERTY PROPERTY TRUST CO                6,572
       97        LTC PROPERTIES, INC                        339
      100        MACERICH CO                              2,125
      208        MACK-CALI REALTY CORP                    5,863
      100        MANUFACTURED HOME COMMUNITIES,
                   INC                                    2,500
       40        MEDALLION FINANCIAL CORP                   672
      445        MEDITRUST CORP PAIRED                    1,307
      100        MERISTAR HOSPITALITY CORP                2,025
      200        METRIS COS, INC                          7,900
    1,000     *  METROPOLITAN LIFE INSURANCE CO          26,187
      100        MID-AMERICA APARTMENT
                   COMMUNITIES, INC                       2,393
       40        MID-STATE BANCSHARES                     1,250
       53        MILLS CORP                               1,003
       44        NATIONAL GOLF PROPERTIES, INC              907
       86        NATIONAL HEALTH INVESTORS, INC             580
      164        NATIONWIDE HEALTH PROPERTIES, INC        2,613
       85     *  NETBANK, INC                             1,004
      316        NEW PLAN EXCEL REALTY TRUST              4,325
      100     *  NEXTCARD, INC                              909
      100        OMEGA HEALTHCARE INVESTORS, INC            612
      100        PACIFIC GULF PROPERTIES, INC             2,675
      100        PINNACLE HOLDINGS, INC                   2,662
      100        PLUM CREEK TIMBER CO, INC                2,231
      100        POST PROPERTIES, INC                     4,356
      100        PRENTISS PROPERTIES TRUST                2,612
      200     *  PRIME RETAIL, INC                           68

 52  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
CREDIT AND OTHER FINANCE -- (CONTINUED)
      424     *  PRISON REALTY TRUST, INC           $       503
      322        PROLOGIS TRUST                           7,647
      100        PS BUSINESS PARKS, INC                   2,725
      306        PUBLIC STORAGE, INC                      7,324
       95        REALTY INCOME CORP                       2,214
      243        RECKSON ASSOCIATES REALTY CORP           6,196
      100        REGENCY REALTY CORP                      2,293
       83        RESOURCE AMERICA, INC (CLASS A)            705
      100        RESOURCE BANCSHARES MORTGAGE
                   GROUP, INC                               568
      100        RFS HOTEL INVESTORS, INC                 1,262
      256        ROUSE CO                                 6,384
       92        SENIOR HOUSING PROPERTIES TRUST            856
      100        SHURGARD STORAGE CENTERS, INC            2,256
       59     *  SIERRACITIES.COM, INC                      184
      453        SIMON PROPERTY GROUP, INC               10,617
      100        SL GREEN REALTY CORP                     2,806
      219        SPIEKER PROPERTIES, INC                 12,606
      792     *  STILWELL FINANCIAL, INC                 34,452
      100        STORAGE U.S.A., INC                      3,050
       80        SUMMIT PROPERTIES, INC                   1,925
       62        SUN COMMUNITIES, INC                     1,960
      100        TAUBMAN CENTERS, INC                     1,156
       46     *  TELESCAN, INC                              115
       75        THORNBURG MORTGAGE, INC                    703
       55        TOWN & COUNTRY TRUST                       990
       54        U.S. RESTAURANT PROPERTIES, INC            513
      200     *  UNICAPITAL CORP                             25
      366        UNITED DOMINION REALTY TRUST, INC        3,980
      570        USA EDUCATION, INC                      27,466
      200        VENTAS, INC                              1,000
      207        VORNADO REALTY TRUST                     7,684
      100        WASHINGTON REAL ESTATE INVESTMENT
                   TRUST                                  2,006
      100        WEINGARTEN REALTY INVESTORS, INC         4,075
       50     *  WELLSFORD REAL PROPERTIES, INC             987
       59        WESTERN PROPERTIES TRUST                   726
      102        WESTFIELD AMERICA, INC                   1,402
                                                    -----------
                                                      1,690,035
                                                    -----------
INSURANCE -- 3.64%
      111        21ST CENTURY INSURANCE GROUP             1,880
      100     *  ACCEPTANCE INSURANCE COS, INC              662
      536        AETNA, INC                              31,121
      853        AFLAC, INC                              54,645
      141        ALFA CORP                                2,458
      200        ALLMERICA FINANCIAL CORP                12,787
    2,686        ALLSTATE CORP                           93,338
      350        AMBAC FINANCIAL GROUP, INC              25,637
      100        AMERICAN FINANCIAL GROUP, INC            2,318
      100        AMERICAN FINANCIAL HOLDINGS, INC         1,762
      893        AMERICAN GENERAL CORP                   69,654
    7,275        AMERICAN INTERNATIONAL GROUP, INC      696,126
      100        AMERUS GROUP CO                          2,575
      808        AON CORP                                31,714
       58        ARGONAUT GROUP, INC                      1,015

 SHARES                                                VALUE
      100    b*  ARM FINANCIAL GROUP, INC (CLASS
                   A)                               $         0
      566        AXA FINANCIAL, INC                      28,830
       46        BALDWIN & LYONS, INC (CLASS B)             891
       60        BERKLEY (W.R.) CORP                      2,073
      147        BLANCH (E.W.) HOLDINGS, INC              3,050
      100        BROWN & BROWN, INC                       3,181
      631        CHUBB CORP                              49,927
      566        CIGNA CORP                              59,090
      650        CINCINNATI FINANCIAL CORP               23,075
      100     *  CNA FINANCIAL CORP                       3,825
       58        CNA SURETY CORP                            667
      100        COMMERCE GROUP, INC                      2,893
    1,172        CONSECO, INC                             8,936
      130        CRAWFORD & CO (CLASS B)                  1,584
       54     *  DELPHI FINANCIAL GROUP, INC              2,187
       96        ENHANCE FINANCIAL SERVICES GROUP,
                   INC                                    1,248
      234        ERIE INDEMNITY CO (CLASS A)              6,873
      100        FBL FINANCIAL GROUP, INC (CLASS
                   A)                                     1,625
      234        FIDELITY NATIONAL FINANCIAL, INC         5,791
      199        FIRST AMERICAN CORP                      4,154
      176     *  FIRST HEALTH GROUP CORP                  5,676
      355     *  FOUNDATION HEALTH SYSTEMS, INC
                   (CLASS A)                              5,901
      208        FREMONT GENERAL CORP                       715
      100        FRONTIER INSURANCE GROUP, INC               62
      132        GALLAGHER (ARTHUR J.) & CO               7,804
      200     *  GREAT AMERICAN FINANCIAL
                   RESOURCES, INC                         3,662
      794        HARTFORD FINANCIAL SERVICES
                   GROUP, INC                            57,912
      100        HCC INSURANCE HOLDINGS, INC              2,031
       47        HILB, ROGAL & HAMILTON CO                1,959
      146        HORACE MANN EDUCATORS CORP               2,390
      100        HSB GROUP, INC                           4,012
      567     *  HUMANA, INC                              6,095
      375        JEFFERSON-PILOT CORP                    25,453
      300     *  JOHN HANCOCK FINANCIAL SERVICES,
                   INC                                    8,062
       57        LIBERTY CORP                             1,973
       47        LIBERTY FINANCIAL COS, INC               1,104
      701        LINCOLN NATIONAL CORP                   33,735
      162        LOEWS CORP                              13,506
      956        MARSH & MCLENNAN COS, INC              126,909
      357        MBIA, INC                               25,391
      105     *  MEDICAL ASSURANCE, INC                   1,286
      100        MERCURY GENERAL CORP                     2,831
      378        MGIC INVESTMENT CORP                    23,105
      163     *  MID ATLANTIC MEDICAL SERVICES,
                   INC                                    2,465
      100        MIDLAND CO                               2,650
      169        MONY GROUP, INC                          6,738
      100        NATIONWIDE FINANCIAL SERVICES,
                   INC (CLASS A)                          3,737
      213        OHIO CASUALTY CORP                       1,351
      450        OLD REPUBLIC INTERNATIONAL CORP         10,828
      292     *  OXFORD HEALTH PLANS, INC                 8,974

See notes to financial statements                        2000 ANNUAL REPORT   53

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
INSURANCE -- (CONTINUED)
      100     *  PACIFICARE HEALTH SYSTEMS, INC
                   (CLASS A)                        $     3,481
      100        PMA CAPITAL CORP (CLASS A)               1,800
      100        PMI GROUP, INC                           6,775
       82        PRESIDENTIAL LIFE CORP                   1,224
       10     *  PROFESSIONALS GROUP, INC                   223
      190        PROGRESSIVE CORP                        15,556
      185        PROTECTIVE LIFE CORP                     5,526
      100        RADIAN GROUP, INC                        6,750
       68        REINSURANCE GROUP OF AMERICA, INC        2,329
      200        RELIANCE GROUP HOLDINGS, INC                40
      465        SAFECO CORP                             12,671
       43        SCPIE HOLDINGS, INC                        865
      100        SELECTIVE INSURANCE GROUP, INC           1,787
      100     *  SIERRA HEALTH SERVICES, INC                468
      808        ST. PAUL COS, INC                       39,844
       51        STANCORP FINANCIAL GROUP, INC            2,180
      100        STATE AUTO FINANCIAL CORP                1,312
      100    b*  SUPERIOR NATIONAL INSURANCE
                   GROUP, INC                                29
      471        TORCHMARK CORP                          13,099
       63        TRANSATLANTIC HOLDINGS, INC              5,827
      100        TRENWICK GROUP LTD                       1,900
      100     *  TRIGON HEALTHCARE, INC                   5,256
      100     *  UICI                                       700
      642        UNITEDHEALTH GROUP, INC                 63,397
      174        UNITRIN, INC                             5,513
      849        UNUMPROVIDENT CORP                      23,135
      228     *  WELLPOINT HEALTH NETWORKS, INC          21,888
      200     *  WIT SOUNDVIEW GROUP, INC                 1,800
                                                    -----------
                                                      1,881,284
                                                    -----------
SECURITIES AND COMMODITIES -- 2.12%
      100     *  ACACIA RESEARCH CORP                     3,487
      100     *  AFFILIATED MANAGERS GROUP, INC           5,693
      230     *  AMERITRADE HOLDINGS CORP (CLASS
                   A)                                     4,082
      406        BEAR STEARNS COS, INC                   25,578
      100     *  BLACKROCK, INC                           3,200
       45        DAIN RAUSCHER CORP                       4,185
       57     *  DLJ DIRECT, INC                            391
      100        DONALDSON, LUFKIN & JENRETTE, INC        8,943
      751     *  E TRADE GROUP, INC                      12,344
      100        EATON VANCE CORP                         5,100
      330        EDWARDS (A.G.), INC                     17,263
      595        FRANKLIN RESOURCES, INC                 26,435
       83     *  FRIEDMAN, BILLINGS, RAMSEY GROUP,
                   INC                                      772
      100     *  GLOBALNETFINANCIAL.COM, INC                631
      143     *  INVESTMENT TECHNOLOGY GROUP, INC         5,711
      104        INVESTORS FINANCIAL SERVICES CORP        6,565
       76        JEFFERIES GROUP, INC (NEW)               2,042
      450     *  KNIGHT TRADING GROUP, INC               16,200
      100     *  LABRANCHE & CO, INC                      3,337
      205        LEGG MASON, INC                         11,915
      430        LEHMAN BROTHERS HOLDINGS, INC           63,532
    2,920        MERRILL LYNCH & CO, INC                192,720

 SHARES                                                VALUE
      102        MORGAN KEEGAN, INC                 $     1,785
    4,192        MORGAN STANLEY DEAN WITTER & CO        383,306
      100        NEUBERGER BERMAN, INC                    6,150
      411        PAINE WEBBER GROUP, INC                 27,999
      100        PHOENIX INVESTMENT PARTNERS LTD          1,550
      100     *  PIONEER GROUP, INC                       4,396
      368        PRICE (T. ROWE) ASSOCIATES, INC         17,273
      144        RAYMOND JAMES FINANCIAL CORP             4,743
    4,043        SCHWAB (CHARLES) CORP                  143,526
       46        SOUTHWEST SECURITIES GROUP, INC          1,345
      100     *  TD WATERHOUSE GROUP                      1,862
      600        THE GOLDMAN SACHS GROUP, INC            68,362
       55        TUCKER ANTHONY SUTRO CORP                1,395
      310        WADDELL & REED FINANCIAL, INC
                   (CLASS A)                              9,610
                                                    -----------
                                                      1,093,428
                                                    -----------
                 TOTAL FINANCE                        8,627,013
                                                    -----------
FOODS AND RELATED -- 4.28%
BEVERAGES, OTHER FOOD PRODUCTS -- 3.76%
      102     *  7-ELEVEN, INC                            1,300
      200    b*  AGRIBIOTECH, INC                             3
    1,018        ALBERTSON'S, INC                        21,378
       65     *  AMERICAN ITALIAN PASTA CO (CLASS
                   A)                                     1,247
    3,436        ANHEUSER-BUSCH COS, INC                145,385
      100     *  APPLEBEE'S INTERNATIONAL, INC            2,300
    2,289        ARCHER DANIELS MIDLAND CO               19,742
       65     *  BERINGER WINE ESTATES HOLDINGS,
                   INC (CLASS B)                          3,611
    1,000        BESTFOODS, INC                          72,750
      100        BOB EVANS FARMS, INC                     1,850
      234     *  BRINKER INTERNATIONAL, INC               7,049
      179        BROWN FORMAN, INC (CLASS B)              9,800
      150     *  BUFFETS, INC                             2,062
      100     *  CADIZ, INC                               1,000
    1,084        CAMPBELL SOUP CO                        28,048
      210        CBRL GROUP, INC                          3,018
      100     *  CEC ENTERTAINMENT, INC                   3,200
       72     *  CENTRAL GARDEN & PET CO                    499
      149        CHIQUITA BRANDS INTERNATIONAL,
                   INC                                      465
      185        CKE RESTAURANTS, INC                       566
    7,277        COCA COLA CO                           401,144
      857        COCA COLA ENTERPRISES, INC              13,658
    1,908        CONAGRA FOODS, INC                      38,279
       85     *  CONSOLIDATED PRODUCTS, INC                 680
       58     *  CONSTELLATION BRANDS, INC                3,150
      100        COORS (ADOLPH) CO (CLASS B)              6,318
      100        CORN PRODUCTS INTERNATIONAL, INC         2,275
      371        DARDEN RESTAURANTS, INC                  7,721
      140        DEAN FOODS CO                            4,655
      200     *  DEL MONTE FOODS CO                       1,237
       34        DELHAIZE AMERICA, INC (CLASS A)            592
      431        DELHAIZE AMERICA, INC (CLASS B)          7,219
      100        DELTA & PINE LAND CO                     2,568
      200        DIMON, INC                                 650
      167        DOLE FOOD, INC                           2,505

 54  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
BEVERAGES, OTHER FOOD PRODUCTS -- (CONTINUED)
       49        DREYERS GRAND ICE CREAM, INC       $     1,056
      152        EARTHGRAINS CO                           2,802
      359        FLOWERS INDUSTRIES, INC                  7,000
      588        FORTUNE BRANDS, INC                     15,582
      993        GENERAL MILLS, INC                      35,251
      100     *  GRAND UNION CO                              16
      100        GREAT ATLANTIC & PACIFIC TEA CO,
                   INC                                    1,106
       65     *  HAIN CELESTIAL GROUP, INC                2,283
    1,283        HEINZ (H.J.) CO                         47,551
      343        HERSHEY FOODS CORP                      18,564
       78     *  HINES HORTICULTURE, INC                    380
      288        HORMEL FOODS CORP                        4,806
      713        HOST MARRIOTT CORP (NEW)                 8,021
      262        IBP, INC                                 4,797
      100     *  IHOP CORP (NEW)                          1,912
      200     *  IMPERIAL SUGAR CO                          212
      100        INTERNATIONAL MULTIFOODS CORP            1,737
      145        INTERSTATE BAKERIES CORP                 2,120
      100     *  JACK IN THE BOX, INC                     2,143
      100        KEEBLER FOODS CO                         4,200
      786        KELLOGG CO                              19,011
    2,973     *  KROGER CO                               67,078
      100        LANCASTER COLONY CORP                    2,456
      100        LANCE, INC                                 971
      100        LANDRY'S SEAFOOD RESTAURANTS, INC          681
      100        LONE STAR STEAKHOUSE & SALOON,
                   INC                                      737
       79        LUBYS, INC                                 419
      248        MCCORMICK & CO, INC (NON-VOTE)           7,378
    4,853        MCDONALD'S CORP                        146,499
       51        MICHAEL FOODS, INC                       1,192
       47        MORRISON MANAGEMENT SPECIALISTS,
                   INC                                    1,388
    1,169        NABISCO GROUP HOLDINGS CORP             33,316
      183        NABISCO HOLDINGS CORP (CLASS A)          9,836
      100     *  NPC INTERNATIONAL, INC                     978
      244     *  OUTBACK STEAKHOUSE, INC                  6,618
      100     *  PAPA JOHNS INTERNATIONAL, INC            2,506
      258        PEPSI BOTTLING GROUP, INC                7,756
    5,417        PEPSICO, INC                           249,182
       44     *  PERFORMANCE FOOD GROUP CO                1,655
      528        QUAKER OATS CO                          41,778
      102     *  RALCORP HOLDINGS, INC                    1,440
    1,059        RALSTON PURINA CO                       25,085
      200        RUBY TUESDAY, INC                        2,250
      108        RUDDICK CORP                             1,498
      100     *  RYANS FAMILY STEAK HOUSES, INC             768
    1,712     *  SAFEWAY, INC                            79,929
    3,165        SARA LEE CORP                           64,289
      162     *  SMITHFIELD FOODS, INC                    4,252
       92     *  SMUCKER (J.M) CO                         2,236
      113        SODEXHO MARRIOTT SERVICES, INC           1,857
       65     *  SONIC CORP                               2,047
      655     *  STARBUCKS CORP                          26,240
      100     *  SUIZA FOODS CORP                         5,068
      429        SUPERVALU, INC                           6,461
    1,180        SYSCO CORP                              54,648

 SHARES                                                VALUE
      100     *  TERRA INDUSTRIES, INC              $       212
       93     *  THE CHEESECAKE FACTORY, INC              4,022
      103        TOOTSIE ROLL INDUSTRIES, INC             4,042
       48     *  TRIARC COS, INC                          1,182
      553     *  TRICON GLOBAL RESTAURANTS, INC          16,935
      449        TYSON FOODS, INC                         4,490
      100        UNIVERSAL CORP                           2,937
      168        UNIVERSAL FOODS CORP                     3,423
       56        WEIS MARKETS, INC                        2,222
      275        WENDY'S INTERNATIONAL, INC               5,517
      506        WHITMAN CORP                             5,850
      100     *  WHOLE FOODS MARKET, INC                  5,368
       59     *  WILD OATS MARKETS, INC                     693
      321        WINN DIXIE STORES, INC                   4,614
      278        WRIGLEY (WM) JR CO                      20,815
                                                    -----------
                                                      1,941,288
                                                    -----------
TOBACCO -- 0.52%
    8,280        PHILIP MORRIS COS, INC                 243,742
      392        RJR REYNOLDS TOBACCO HOLDINGS,
                   INC                                   12,642
      613        UST, INC                                14,022
                                                    -----------
                                                        270,406
                                                    -----------
                 TOTAL FOODS AND RELATED              2,211,694
                                                    -----------
HEALTH -- 12.51%
DRUGS AND PHARMACEUTICALS -- 9.96%
    5,555        ABBOTT LABORATORIES CO                 264,209
      220     *  ABGENIX, INC                            17,778
      200     *  ADVANCED TISSUE SCIENCES, INC            1,487
      100     *  ALBANY MOLECULAR RESEARCH, INC           5,618
      100     *  ALEXION PHARMACEUTICALS, INC            11,400
      200     *  ALKERMES, INC                            7,725
      486        ALLERGAN, INC                           41,036
      200     *  ALLIANCE PHARMACEUTICAL CORP             3,050
      100     *  ALLSCRIPTS, INC                          1,412
      100        ALPHARMA, INC (CLASS A)                  6,112
      313     *  ALZA CORP                               27,074
    4,679        AMERICAN HOME PRODUCTS CORP            264,655
      174     *  AMERISOURCE HEALTH CORP (CLASS A)        8,178
    3,661     *  AMGEN, INC                             255,640
      200     *  AMYLIN PHARMACEUTICALS, INC              2,150
      100     *  ANDRX CORP                               9,337
       43     *  ANESTA CORP                                989
      100     *  ANTIGENICS, INC                          1,475
      200     *  AVANT IMMUNOTHERAPEUTICS, INC            2,162
      148     *  AVIRON, INC                              8,630
       70     *  BARR LABORATORIES, INC                   4,641
      481        BERGEN BRUNSWIG CORP (CLASS A)           5,621
      100        BINDLEY WESTERN INDUSTRIES, INC          3,200
      538     *  BIOGEN, INC                             32,818
      100     *  BIOMARIN PHARMACEUTICAL, INC             1,837
       52     *  BIOMATRIX, INC                             910
      190     *  BIO-TECHNOLOGY GENERAL CORP              2,173
    7,309        BRISTOL MYERS SQUIBB CO                417,526
    1,004        CARDINAL HEALTH, INC                    88,540
      715     *  CAREMARK RX, INC                         8,043

See notes to financial statements                        2000 ANNUAL REPORT   55

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
DRUGS AND PHARMACEUTICALS -- (CONTINUED)
      100     *  CELL GENESYS, INC                  $     3,000
       72     *  CELL PATHWAYS, INC                         585
      100     *  CELL THERAPEUTICS, INC                   6,668
      100     *  CEPHALON, INC                            4,850
      368     *  CHIRON CORP                             16,560
       82     *  COLUMBIA LABORATORIES, INC                 476
      100     *  CONNETICS CORP                           2,412
      200     *  COR THERAPEUTICS, INC                   12,462
       53     *  CORIXA CORP                              2,663
       60     *  COULTER PHARMACEUTICALS, INC             1,732
       30     *  CURIS, INC                                 598
      100     *  CV THERAPEUTICS, INC                     7,778
    1,404        CVS CORP                                65,022
       14     *  CYBEAR GROUP, INC                           18
      300     *  CYTOGEN CORP                             1,893
       61     *  DUANE READE, INC                         1,479
      158     *  DURA PHARMACEUTICALS, INC                5,589
       78     *  DURAMED PHARMACEUTICALS, INC               455
       53     *  ELAN CORP PLC ADR                        2,901
      100     *  EMISPHERE TECHNOLOGIES, INC              2,993
       43     *  ENDO PHARMACEUTICALS, INC                  421
       43     *  ENDO PHARMACEUTICALS, INC WTS
                   12/31/02                                 107
      100     *  ENZON, INC                               6,600
      299     *  FOREST LABORATORIES, INC                34,291
       48     *  GELTEX PHARMACEUTICALS, INC              2,247
      400     *  GENENTECH, INC                          74,275
      302     *  GENZYME CORP (GENERAL DIVISION)         20,592
       35     *  GENZYME SURGICAL PRODUCTS                  262
      100     *  GENZYME TRANSGENICS CORP                 3,525
      100     *  GERON CORP                               2,837
      157     *  GILEAD SCIENCES, INC                    17,220
       83     *  GUILFORD PHARMACEUTICALS, INC            1,914
       87     *  HEMISPHERX BIOPHARMA, INC                  619
       51        HERBALIFE INTERNATIONAL, INC
                   (CLASS B)                                436
      166     *  HUMAN GENOME SCIENCES, INC              28,738
      281        ICN PHARMACEUTICALS, INC                 9,343
      100     *  ICOS CORP                                5,412
      152     *  IDEC PHARMACEUTICALS CORP               26,654
      100     *  IDEXX LABORATORIES, INC                  2,675
      100     *  IMCLONE SYSTEMS, INC                    11,706
      100     *  IMMUNE RESPONSE CORP                       687
      810     *  IMMUNEX CORP                            35,235
      300     *  IMMUNOGEN, INC                          10,256
      200     *  IMMUNOMEDICS, INC                        4,187
       98     *  INHALE THERAPEUTIC SYSTEMS, INC          5,524
      110     *  ISIS PHARMACEUTICALS, INC                1,265
      499     *  IVAX CORP                               22,954
    5,087        JOHNSON & JOHNSON CO                   477,860
      470     *  KING PHARMACEUTICALS, INC               15,715
       63     *  KV PHARMACEUTICAL CO (CLASS B)           2,173
      161     *  LIGAND PHARMACEUTICALS CO (CLASS
                   A)                                     2,062
    3,479        LILLY (ELI) & CO                       282,233
      111        LONGS DRUG STORES CORP                   2,122
      391        LYONDELL CHEMICAL CO                     4,618

 SHARES                                                VALUE
       75     *  MACROCHEM CORP (DELAWARE)          $       285
      349        MALLINCKRODT, INC                       15,923
      100     *  MATRIX PHARMACEUTICALS, INC              1,556
      100     *  MAXIM PHARMACEUTICALS, INC               6,075
    1,010        MCKESSON HBOC, INC                      30,868
      100     *  MEDICIS PHARMACEUTICAL CORP
                   (CLASS A)                              6,150
      700     *  MEDIMMUNE, INC                          54,075
    8,377        MERCK & CO, INC                        623,562
      100     *  MGI PHARMA, INC                          3,000
      260     *  MILLENNIUM PHARMACEUTICALS, INC         37,976
      463        MYLAN LABORATORIES, INC                 12,472
      100     *  NABI, INC                                  700
      197     *  NBTY, INC                                1,286
      100     *  NCS HEALTHCARE, INC (CLASS A)               25
      100     *  NEORX CORP                               2,450
       42     *  NEUROGEN CORP                            1,307
      100     *  NOVEN PHARMACEUTICALS, INC               4,275
      164     *  NU SKIN ENTERPRISES, INC (CLASS
                   A)                                     1,086
      327        OMNICARE, INC                            5,272
      100     *  ORGANOGENESIS, INC                       1,470
   23,210        PFIZER, INC                          1,042,999
      100     *  PHARMACOPEIA, INC                        2,550
       54     *  PHARMACYCLICS, INC                       2,679
      134     *  PROTEIN DESIGN LABORATORIES, INC        16,147
       58     *  REGENERON PHARMACEUTICALS, INC           1,892
    1,128        RITE AID CORP                            4,512
       55     *  SANGSTAT MEDICAL CORP                      704
    5,265        SCHERING-PLOUGH CORP                   244,822
      100     *  SCICLONE PHARMACEUTICALS, INC            1,087
      242     *  SEPRACOR, INC                           29,690
       69     *  SEROLOGICALS CORP                          478
        4     *  SHIRE PHARMACEUTICALS GROUP PLC
                   ADR                                      206
      117     *  SICOR, INC                               1,199
      261        SIGMA ALDRICH CORP                       8,613
       68     *  SUPERGEN, INC                            1,304
      100     *  SYNCOR INTERNATIONAL CORP                3,681
      100     *  TARGETED GENETICS CORP                   1,187
      100     *  TECHNE CORP                             11,200
      100     *  TEXAS BIOTECHNOLOGY CORP                 1,630
      100     *  THERAGENICS CORP                           650
      100     *  TITAN PHARMACEUTICALS, INC               6,500
       71     *  TRANSKARYOTIC THERAPIES, INC             3,057
      100     *  TRIANGLE PHARMACEUTICALS, INC              843
       81     *  TWINLAB CORP                               354
      100     *  VALENTIS, INC                              825
      100     *  VAXGEN, INC                              2,337
       33     *  VENTIV HEALTH, INC                         416
      200     *  VERTEX PHARMACEUTICALS, INC             16,900
       58     *  VICAL, INC                               1,500
    3,696        WALGREEN CO                            140,217
      343     *  WATSON PHARMACEUTICALS, INC             22,252
       45        WEST PHARMACEUTICAL SERVICES, INC        1,046
                                                    -----------
                                                      5,145,615
                                                    -----------

 56  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
MEDICAL EQUIPMENT AND SUPPLIES -- 2.13%
      100     *  ACLARA BIOSCIENCES, INC            $     3,037
       73     *  ACUSON CORP                              1,660
      100     *  ADAC LABORATORIES, INC                   2,081
      124     *  AFFYMETRIX, INC                          6,184
    1,592     *  AGILENT TECHNOLOGIES, INC               77,908
      100     *  APPLIED ANALYTICAL INDUSTRIES,
                   INC                                      775
      100     *  ARADIGM CORP                             2,293
       41        ARROW INTERNATIONAL, INC                 1,491
      100     *  ARTHROCARE CORP                          1,943
      100     *  ATS MEDICAL, INC                         1,506
      183        BARD (C.R.), INC                         7,731
      195        BAUSCH & LOMB, INC                       7,592
    1,143        BAXTER INTERNATIONAL, INC               91,225
      100        BECKMAN COULTER, INC                     7,712
      897        BECTON DICKINSON & CO                   23,714
      790        BIOMET, INC                             27,650
      100     *  BIOSITE DIAGNOSTICS, INC                 3,987
      976     *  BOSTON SCIENTIFIC CORP                  16,043
      500     *  CARDIODYNAMICS INTERNATIONAL CORP        2,609
      100     *  CHROMAVISION MEDICAL SYSTEMS, INC          950
      100     *  COGNEX CORP                              3,943
      100     *  COHERENT, INC                            6,800
       71        COHU, INC                                1,087
       55     *  CONMED CORP                                752
      150        COOPER COS, INC                          5,306
      154     *  CREDENCE SYSTEMS CORP                    4,620
       64     *  CYBERONICS, INC                          1,372
      100     *  CYTYC CORP                               4,312
       43        DATASCOPE CORP                           1,440
      161        DENTSPLY INTERNATIONAL, INC              5,624
      100     *  DIONEX CORP                              2,762
       68     *  ECLIPSE SURGICAL TECHNOLOGY, INC           272
      208     *  EDWARDS LIFESCIENCES CORP                4,537
      100     *  ENDOCARE, INC                            1,975
      100     *  ENZO BIOCHEM, INC                        4,850
      100     *  GENRAD, INC                              1,100
    1,083     *  GUIDANT CORP                            76,554
      100     *  HAEMONETICS CORP                         2,550
      100     *  HANGER ORTHOPEDIC GROUP, INC               375
      200     *  INPUT/OUTPUT, INC                        1,925
       85        INVACARE CORP                            2,730
      100     *  I-STAT CORP                              2,262
      306        JOHNSON CONTROLS, INC                   16,275
      745     *  KLA-TENCOR CORP                         30,684
       23     *  LABORATORY CORP OF AMERICA
                   HOLDINGS                               2,754
      153     *  LTX CORP                                 2,897
      100     *  MECHANICAL TECHNOLOGY, INC               1,081
    4,406        MEDTRONIC, INC                         228,285
       74        MENTOR CORP                              1,165
      100     *  METTLER-TOLEDO INTERNATIONAL, INC        4,400
      162        MILLIPORE CORP                           7,846
      148     *  MINIMED, INC                            13,227
      100     *  MOLECULAR DEVICES CORP                   9,825
      100        MTS SYSTEMS CORP                           700
      100     *  NANOGEN, INC                             1,937

 SHARES                                                VALUE
      100        NEWPORT CORP                       $    15,926
       51     *  NOVOSTE CORP                             2,167
       56     *  OCULAR SCIENCES, INC                       672
       51     *  OSTEOTECH, INC                             487
      187     *  PE CORP-CELERA GENOMICS GROUP           18,629
      743        PE CORP-PE BIOSYSTEMS GROUP             86,559
      165        PERKINELMER, INC                        17,221
      145     *  QUEST DIAGNOSTICS, INC                  16,638
      106     *  RESMED, INC                              3,312
      100     *  RESPIRONICS, INC                         1,668
      100     *  ROBOTIC VISION SYSTEMS, INC                596
      100     *  RUDOLPH TECHNOLOGIES, INC                3,343
       89     *  SOLA INTERNATIONAL, INC                    572
      302     *  ST. JUDE MEDICAL, INC                   15,402
      242     *  STERIS CORP                              2,904
      512        STRYKER CORP                            21,984
      100     *  SUNRISE MEDICAL, INC                       600
      200     *  SUNRISE TECHNOLOGIES
                   INTERNATIONAL, INC                     1,437
      373     *  SYBRON INTERNATIONAL CORP                8,952
      300     *  TECHNICLONE CORP                           731
      158        TEKTRONIX, INC                          12,136
      100        TELEFLEX, INC                            3,437
      613     *  TERADYNE, INC                           21,455
       56     *  THERMO CARDIOSYSTEMS, INC                  493
    1,054     *  THERMO ELECTRON CORP                    27,404
      100     *  THORATEC LABORATORIES CORP               2,200
      100     *  VARIAN MEDICAL SYSTEMS, INC              4,518
      112     *  VARIAN, INC                              4,823
      100     *  VEECO INSTRUMENTS, INC                  10,626
       49     *  VENTANA MEDICAL SYSTEMS, INC             1,243
      203     *  VISX, INC                                5,468
      446     *  WATERS CORP                             39,694
       63     *  WESLEY JESSEN VISIONCARE, INC            2,421
                                                    -----------
                                                      1,102,033
                                                    -----------
MEDICAL FACILITIES MANAGEMENT -- 0.42%
       67     *  ADVANCE PARADIGM, INC                    2,826
       77     *  AMERIPATH, INC                           1,116
      186     *  APRIA HEALTHCARE GROUP, INC              2,592
      337     *  BEVERLY ENTERPRISES, INC                 2,000
      100     *  CAPITAL SENIOR LIVING CORP                 256
        5     *  CAREMATRIX CORP                             21
      212     *  COVENTRY HEALTH CARE, INC                3,206
      500     *  CYBER-CARE, INC                          3,179
      100     *  EXPRESS SCRIPTS, INC                     7,225
       62     *  GENTIVA HEALTH SERVICES, INC               790
    2,047        HCA-THE HEALTHCARE CO                   75,994
      908     *  HEALTH MANAGEMENT ASSOCIATES, INC
                   (CLASS A) (NEW)                       18,897
    1,384     *  HEALTHSOUTH CORP                        11,245
      200        HOOPER HOLMES, INC                       1,902
      200    b*  INTEGRATED HEALTH SERVICES, INC             23
      100     *  LASER VISION CENTERS, INC                  434
      100     *  LCA-VISION, INC                            290
      100     *  LIFEPOINT HOSPITALS, INC                 3,550
      100     *  LINCARE HOLDINGS, INC                    2,868

See notes to financial statements                        2000 ANNUAL REPORT   57

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
MEDICAL FACILITIES MANAGEMENT -- (CONTINUED)
      114     *  MAGELLAN HEALTH SERVICES, INC      $       441
      258     *  MANOR CARE, INC                          4,047
      100     *  MATRIA HEALTHCARE, INC                     350
      145     *  ORTHODONTIC CENTERS OF AMERICA,
                   INC                                    4,830
      200     *  PHYCOR, INC                                 20
      214     *  PROVINCE HEALTHCARE CO                   8,546
      253     *  QUORUM HEALTH GROUP, INC                 3,289
      160     *  RENAL CARE GROUP, INC                    2,980
       69     *  RES-CARE, INC                              314
       66     *  SUNRISE ASSISTED LIVING, INC             1,431
    1,116        TENET HEALTHCARE CORP                   40,594
      269     *  TOTAL RENAL CARE HOLDINGS, INC           2,017
      100     *  TRIAD HOSPITALS, INC                     2,937
      100     *  UNIVERSAL HEALTH SERVICES, INC           8,562
      100     *  US ONCOLOGY, INC                           453
                                                    -----------
                                                        219,225
                                                    -----------
                 TOTAL HEALTH                         6,466,873
                                                    -----------
INDUSTRIAL MACHINERY -- 5.56%
ELECTRICAL -- 4.50%
      100        AMETEK, INC                              2,118
       90     *  ANICOM, INC                                345
      100     *  ANIXTER INTERNATIONAL, INC               2,912
      100     *  APW LTD                                  4,875
      100     *  ARGUSS COMMUNICATIONS, INC               2,043
      344     *  ARROW ELECTRONICS, INC                  11,717
      100     *  AUDIOVOX CORP                            1,506
      500        AVNET, INC                              14,187
      100        BALDOR ELECTRIC CO                       2,031
       61        BARNES GROUP, INC                        1,120
      191     *  BRIGHTPOINT, INC                           960
       92        C&D TECHNOLOGIES, INC                    5,221
      100     *  CELLSTAR CORP                              315
      100     *  CHECKFREE CORP                           4,189
      295        COOPER INDUSTRIES, INC                  10,398
       94     *  ELECTRO SCIENTIFIC INDUSTRIES,
                   INC                                    3,301
    1,457        EMERSON ELECTRIC CO                     97,619
      386     *  ENERGIZER HOLDINGS, INC                  9,457
      100        EXIDE CORP                                 906
   36,247        GENERAL ELECTRIC CO                  2,090,998
       43     *  GENLYTE GROUP, INC                       1,099
      266        GRAINGER (W.W.), INC                     6,999
      183        HUBBELL, INC (CLASS B)                   4,586
      100        HUGHES SUPPLY, INC                       1,962
      100     *  KENT ELECTRONICS CORP                    2,387
      200     *  KOMAG, INC                                 800
       70     *  LITTELFUSE, INC                          2,078
       86     *  MAGNETEK, INC                              913
      145        NATIONAL SERVICE INDUSTRIES, INC         2,836
      100        PIONEER-STANDARD ELECTRONICS, INC        1,356
      100     *  RAYOVAC CORP                             1,712
      552        ROCKWELL INTERNATIONAL CORP             16,698
       66        SLI, INC                                   482
      100        STEWART & STEVENSON SERVICES, INC        1,743
      207        THOMAS & BETTS CORP                      3,609

 SHARES                                                VALUE
       56        THOMAS INDUSTRIES, INC             $     1,134
      162     *  UCAR INTERNATIONAL, INC                  2,055
       66     *  VICOR CORP                               3,580
      100     *  WESCO INTERNATIONAL, INC                   800
                                                    -----------
                                                      2,323,047
                                                    -----------
OTHER INDUSTRIAL EQUIPMENT -- 1.06%
      100        AAR CORP                                 1,143
      213        AGCO CORP                                2,529
      253     *  AMERICAN STANDARD COS, INC              11,242
      100        APPLIED INDUSTRIAL TECHNOLOGIES,
                   INC                                    1,731
    2,911     *  APPLIED MATERIALS, INC                 172,658
       52     *  ASTEC INDUSTRIES, INC                      568
      100     *  ASYST TECHNOLOGIES, INC                  2,025
       73     *  ATMI, INC                                1,706
    1,057        BAKER HUGHES, INC                       39,241
      311        BLACK & DECKER CORP                     10,632
      100        BRIGGS & STRATTON CORP                   3,781
      140     *  BROOKS AUTOMATION, INC                   4,637
      329        BRUNSWICK CORP                           6,004
    1,171        CATERPILLAR, INC                        39,521
      100        CMI CORP (CLASS A)                         156
       45        COLUMBUS MCKINNON CORP                     610
      192     *  COOPER CAMERON CORP                     14,148
      250        CUMMINS ENGINE CO, INC                   7,484
       58     *  CUNO, INC                                1,290
      837        DEERE & CO                              27,830
      145        DONALDSON CO, INC                        3,190
      730        DOVER CORP                              34,264
       71     *  ELECTROGLAS, INC                         1,211
       61     *  ESTERLINE CORP                           1,200
      100     *  FAIRCHILD CORP (CLASS A)                   637
      100        FEDDERS CORP                               387
      100        FLOWSERVE CORP                           1,643
       89     *  FSI INTERNATIONAL, INC                   1,268
      100     *  GARDNER DENVER, INC                      1,625
       52        GRACO, INC                               1,677
      387     *  GRANT PRIDECO, INC                       8,489
      100        IDEX CORP                                2,793
      486        INGERSOLL-RAND CO                       16,463
       58     *  IONICS, INC                              1,236
      315        ITT INDUSTRIES, INC                     10,217
      100        JLG INDUSTRIES, INC                      1,218
      100        KAYDON CORP                              2,300
      100        KENNAMETAL, INC                          2,575
      200     *  KULICKE & SOFFA INDUSTRIES, INC          2,662
      423     *  LAM RESEARCH CORP                        8,856
       67        LENNOX INTERNATIONAL, INC                  628
      100        LINCOLN ELECTRIC HOLDINGS CO             1,331
       44        LINDSAY MANUFACTURING CO                   819
       93        MANITOWOC CO, INC                        1,790
      100        MILACRON, INC                            1,331
       97     *  MSC INDUSTRIAL DIRECT CO (CLASS
                   A)                                     1,479
      175     *  NATIONAL-OILWELL, INC                    5,468
      100        NORDSON CORP                             2,843
      519     *  NOVELLUS SYSTEMS, INC                   24,165
      445        PALL CORP                                8,872

 58  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
OTHER INDUSTRIAL EQUIPMENT -- (CONTINUED)
      153        PENTAIR, INC                       $     4,092
       98     *  PRESSTEK, INC                            1,880
       71     *  PRI AUTOMATION, INC                      1,295
      100        ROPER INDUSTRIES, INC                    3,318
      100        SAUER-DANFOSS, INC                       1,100
      100     *  SILICON VALLEY GROUP, INC                2,631
      175     *  SMITH INTERNATIONAL, INC                14,273
      100     *  SOMERA COMMUNICATIONS, INC                 950
       44     *  SPECIALTY EQUIPMENT COS, INC             1,086
      100     *  SPEEDFAM-IPEC, INC                       1,143
       41        STANDEX INTERNATIONAL CORP                 791
       64        TECUMSEH PRODUCTS CO (CLASS A)           2,680
       80        TENNECO AUTOMOTIVE, INC                    415
      100     *  TEREX CORP                               1,306
      181        TIMKEN CO                                2,477
       41        TORO CO                                  1,291
      100     *  ULTRATECH STEPPER, INC                   1,606
      152     *  UNOVA, INC                                 598
      100        YORK INTERNATIONAL CORP                  2,487
                                                    -----------
                                                        546,992
                                                    -----------
                 TOTAL INDUSTRIAL MACHINERY           2,870,039
                                                    -----------
MEDIA AND LEISURE -- 3.30%
BROADCASTING -- 2.46%
      194     *  ADELPHIA COMMUNICATIONS CORP
                   (CLASS A)                              5,347
      100        BLOCKBUSTER, INC                           881
      343     *  CABLEVISION SYSTEMS CORP (CLASS
                   A)                                    22,745
       59     *  CHRIS CRAFT INDUSTRIES, INC              4,860
      100     *  CITADEL COMMUNICATIONS CORP              1,700
    1,784     *  CLEAR CHANNEL COMMUNICATIONS, INC      100,796
    3,345     *  COMCAST CORP (CLASS A) SPECIAL         136,935
      526     *  COX COMMUNICATIONS, INC (CLASS A)       20,119
      100     *  COX RADIO, INC (CLASS A)                 1,743
       64     *  CUMULUS MEDIA, INC                         392
    7,749        DISNEY (WALT) CO                       296,399
      100     *  EMMIS COMMUNICATIONS CORP (CLASS
                   A)                                     2,475
       85     *  ENTERCOM COMMUNICATIONS CORP             2,544
      483     *  FOX ENTERTAINMENT GROUP, INC            12,799
       64        GAYLORD ENTERTAINMENT CO                 1,528
       45        GRAY COMMUNICATIONS SYSTEMS, INC           509
      100     *  HEARST-ARGYLE TELEVISION, INC            2,000
      300     *  HISPANIC BROADCASTING CORP               8,362
      100     *  HOLLYWOOD ENTERTAINMENT CORP               743
    1,142     *  INFINITY BROADCASTING CORP (CLASS
                   A)                                    37,686
      100     *  INSIGHT COMMUNICATIONS CO, INC           1,587
      224     *  LIBERTY SATELLITE & TECHNOLOGY,
                   INC                                    2,380
      100     *  MEDIACOM COMMUNICATIONS CORP             1,612
       54     *  METRO-GOLDWYN-MAYER, INC                 1,296
      185     *  METROMEDIA INTERNATIONAL GROUP,
                   INC                                      691
      110     *  PAC-WEST TELECOMM, INC                   1,003
      100     *  PANAMSAT CORP                            3,193
      100     *  PAXSON COMMUNICATIONS CORP               1,150

 SHARES                                                VALUE
      100     *  PEGASUS COMMUNICATIONS CORP        $     4,831
       43     *  PIXAR, INC                               1,381
      155     *  PRICE COMMUNICATIONS CORP                3,032
      200     *  RADIO ONE, INC                           1,662
       90     *  SINCLAIR BROADCASTING GROUP, INC
                   (CLASS A)                                984
       58     *  SIRIUS SATELLITE RADIO, INC              3,066
      100     *  SPANISH BROADCASTING SYSTEM, INC         1,175
    4,002        TIME WARNER, INC                       313,156
      100     *  TIVO, INC                                1,937
      388     *  U.S.A. NETWORKS, INC                     8,511
      297     *  UNITEDGLOBALCOM, INC (CLASS A)           8,910
      566     *  UNIVISION COMMUNICATIONS, INC           21,154
    3,889     *  VIACOM, INC (CLASS B)                  227,506
       77     *  WAVO CORP                                   57
                                                    -----------
                                                      1,270,837
                                                    -----------
LODGING/GAMING/RECREATION -- 0.25%
      299     *  AMF BOWLING, INC                            46
      100     *  ARGOSY GAMING CORP                       1,812
      100     *  AZTAR CORP                               1,537
      100     *  BALLY TOTAL FITNESS HOLDINGS CORP        2,500
      100     *  BOCA RESORTS, INC (CLASS A)              1,093
      200     *  BOYD GAMING CORP                           987
      196     *  CHOICE HOTELS INTERNATIONAL, INC         2,156
      100     *  CRESTLINE CAPITAL CORP                   2,006
       48        DOVER DOWNS ENTERTAINMENT, INC             645
      200     *  EXTENDED STAY AMERICA, INC               2,650
      361     *  HARRAH'S ENTERTAINMENT, INC              9,927
    1,087        HILTON HOTELS CORP                      12,568
      100        INTERNATIONAL SPEEDWAY CORP
                   (CLASS A)                              3,900
      100     *  ISLE OF CAPRI CASINOS, INC               1,550
      154     *  MANDALAY RESORT GROUP                    3,946
      100        MARCUS CORP                              1,050
      694        MARRIOTT INTERNATIONAL, INC
                   (CLASS A)                             25,287
      181        MGM MIRAGE                               6,911
      940     *  PARK PLACE ENTERTAINMENT CORP           14,217
      100     *  PINNACLE ENTERTAINMENT, INC              2,175
      200     *  PRIME HOSPITALITY CORP                   2,025
       48     *  SPEEDWAY MOTORSPORTS, INC                  999
      678        STARWOOD HOTELS & RESORTS
                   WORLDWIDE, INC                        21,187
      127     *  STATION CASINOS, INC                     1,809
      100    b*  SUNTERRA CORP                               13
       80     *  VAIL RESORTS, INC                        1,620
      200     *  WESTWOOD ONE, INC                        4,287
      400     *  WYNDHAM INTERNATIONAL, INC                 725
                                                    -----------
                                                        129,628
                                                    -----------
PUBLISHING -- 0.59%
      214        AMERICAN GREETINGS CORP (CLASS A)        3,745
      100     *  APPLIED GRAPHICS TECHNOLOGIES,
                   INC                                      368
      100        BANTA CORP                               2,437
      324        BELO (A.H.) CORP SERIES A                5,973
      100        BOWNE & CO, INC                            975
      300     *  CHARTER COMMUNICATIONS (CLASS A)         4,879

See notes to financial statements                        2000 ANNUAL REPORT   59

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
PUBLISHING -- (CONTINUED)
       45     *  CONSOLIDATED GRAPHICS, INC         $       528
      263        DELUXE CORP                              5,342
      337        DONNELLEY (R.R.) & SONS CO               8,277
      167        DOW JONES & CO, INC                     10,103
       72     *  FRANKLIN COVEY CO                          526
      999        GANNETT CO, INC                         52,947
      100        HARLAND (JOHN H.) CO                     1,531
      160        HARTE-HANKS, INC                         4,360
      100        HOLLINGER INTERNATIONAL, INC             1,675
      100        HOUGHTON MIFFLIN CO                      3,925
      166     *  JOURNAL REGISTER CO                      2,759
      301        KNIGHT-RIDDER, INC                      15,294
      158        LEE ENTERPRISES, INC                     4,562
      100        MCCLATCHY CO (CLASS A)                   3,518
      703        MCGRAW HILL COS, INC                    44,684
      100        MEDIA GENERAL, INC (CLASS A)             4,300
      100        MEREDITH CORP                            2,950
       44        NEW ENGLAND BUSINESS SERVICES,
                   INC                                      797
      611        NEW YORK TIMES CO (CLASS A)             24,019
      149     *  PAXAR CORP                               1,331
       76        PENTON MEDIA, INC                        2,090
       71     *  PLAYBOY ENTERPRISES, INC (CLASS
                   B)                                     1,060
      520     *  PRIMEDIA, INC                            8,515
      100     *  R.H. DONNELLEY CORP                      2,112
      427        READER'S DIGEST ASSOCIATION, INC
                   (CLASS A) (NON-VOTE)                  15,078
      262        REYNOLDS & REYNOLDS CO (CLASS A)         5,207
      150     *  SCHOLASTIC CORP                         11,934
      100        SCRIPPS (E.W.) CO (CLASS A)              5,400
       44        STANDARD REGISTER, INC                     704
      100     *  TOPPS, INC                                 918
      806        TRIBUNE CO                              35,161
      100        WALLACE COMPUTER SERVICES, INC           1,525
      167        WILEY (JOHN) & SONS, INC (CLASS
                   A)                                     3,830
       96        ZIFF-DAVIS, INC -ZD                        780
                                                    -----------
                                                        306,119
                                                    -----------
                 TOTAL MEDIA AND LEISURE              1,706,584
                                                    -----------
RETAIL AND WHOLESALE -- 2.57%
       43     *  99 CENTS ONLY STORES                     2,158
      734     *  AMAZON.COM, INC                         28,213
      300     *  AMES DEPARTMENT STORES, INC              1,734
      729        ARMSTRONG HOLDINGS, INC                  8,702
      193     *  BARNES & NOBLE, INC                      3,799
      105     *  BARNESANDNOBLE.COM, INC                    515
      599     *  BEST BUY CO, INC                        38,111
      349     *  BJ'S WHOLESALE CLUB, INC                11,909
      100        BLYTH, INC                               2,343
      280     *  BORDERS GROUP, INC                       3,902
       75        BRADY CORP (CLASS A)                     2,268
      273        CALLAWAY GOLF CO                         4,197
      188        CASEYS GENERAL STORES, INC               2,444
       91        CASH AMERICA INTERNATIONAL, INC            665
      200     *  CDW COMPUTER CENTERS, INC               13,800

 SHARES                                                VALUE
      727        CIRCUIT CITY STORES-CIRCUIT CITY
                   GROUP                            $    16,721
      395     *  CONSOLIDATED STORES CORP                 5,332
       73     *  COST PLUS, INC                           2,199
    1,574     *  COSTCO WHOLESALE CORP                   54,991
       52     *  CYBERIAN OUTPOST, INC                      198
      370        DILLARDS, INC (CLASS A)                  3,931
      623        DOLLAR GENERAL CORP                     10,435
      433     *  DOLLAR TREE STORES, INC                 17,563
       79     *  EGGHEAD.COM, INC                           182
      200     *  ETOYS, INC                               1,068
       44     *  FACTORY 2-U STORES, INC                  1,344
      522        FAMILY DOLLAR STORES, INC               10,048
      100        FASTENAL CO                              5,762
      752     *  FEDERATED DEPARTMENT STORES, INC        19,646
      100     *  GUITAR CENTER, INC                       1,231
      300     *  HANOVER DIRECT, INC                        168
      185        HARCOURT GENERAL, INC                   10,915
      594        HASBRO, INC                              6,793
      100     *  IDENTIX, INC                             1,215
      109     *  INSIGHT ENTERPRISES, INC                 2,970
      283     *  INTERNATIONAL GAME TECHNOLOGY CO         9,515
      101     *  INTERTAN, INC                            1,458
       54     *  JAKKS PACIFIC, INC                         507
      100     *  JO-ANN STORES, INC (CLASS A)               725
    1,774     *  K MART CORP                             10,644
    1,056     *  KOHL'S CORP                             60,918
       48     *  LANDS END, INC                           1,008
      100     *  MARVEL ENTERPRISES                         325
    1,506        MATTEL, INC                             16,848
    1,089        MAY DEPARTMENT STORES CO                22,324
      100     *  MICHAELS STORES, INC                     4,000
    1,545        MINNESOTA MINING & MANUFACTURING
                   CO                                   140,788
      100     *  MUSICLAND STORES CORP                      706
      128     *  NEIMAN MARCUS GROUP, INC (CLASS
                   A)                                     4,152
       30     *  NEIMAN MARCUS GROUP, INC (CLASS
                   B)                                       858
    1,180     *  OFFICE DEPOT, INC                        9,218
      406     *  OFFICEMAX, INC                           1,446
      930        PENNEY, (J.C.) CO, INC                  10,985
      100     *  PETCO ANIMAL SUPPLIES, INC               2,181
      400     *  PETSMART, INC                            1,875
      693        RADIOSHACK CORP                         44,785
      519     *  SAKS, INC                                5,125
       86     *  SCHEIN (HENRY), INC                      1,714
    1,123        SEARS ROEBUCK & CO                      36,407
       94     *  SHOP AT HOME, INC                          229
      100     *  SHOPKO STORES, INC                       1,037
    1,684     *  STAPLES, INC                            23,891
      100     *  SUNGLASS HUT INTERNATIONAL, INC            653
      100     *  SYSTEMAX, INC                              275
    3,258        TARGET CORP                             83,486
      626        TIFFANY & CO                            24,140
      760     *  TOYS 'R' US, INC                        12,350
      100     *  TRANS WORLD ENTERTAINMENT CORP           1,000
      100     *  VALUE CITY DEPARTMENT STORES, INC          825
      100     *  VALUEVISION INTERNATIONAL, INC           2,512

 60  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
RETAIL AND WHOLESALE -- (CONTINUED)
      492     *  VENATOR GROUP, INC                 $     6,088
    9,952        WAL-MART STORES, INC                   478,940
       57     *  WHITEHALL JEWELLERS, INC                   452
      100     *  WMS INDUSTRIES, INC                      2,250
      100     *  YANKEE CANDLE, INC                       2,012
      100     *  ZALE CORP                                3,243
                                                    -----------
                 TOTAL RETAIL AND WHOLESALE           1,329,367
                                                    -----------
TECHNOLOGY -- 28.04%
COMMUNICATIONS EQUIPMENT -- 1.95%
      100     *  ACTV, INC                                1,375
      116     *  ADAPTIVE BROADBAND CORP                  2,262
    2,460     *  ADC TELECOMMUNICATIONS, INC             66,150
       71     *  ADTRAN, INC                              3,020
      259     *  ADVANCED FIBRE COMMUNICATIONS,
                   INC                                    9,809
      100     *  ALLEN TELECOM, INC                       1,693
      510     *  AMERICAN TOWER CORP (CLASS A)           19,220
      100     *  AMPEX CORP (CLASS A)                       100
      294     *  ANDREW CORP                              7,699
      100     *  ANTEC CORP                               2,950
      170     *  ASPECT TELECOMMUNICATIONS CORP           3,506
       89     *  C-COR.NET CORP                           1,362
      100    b*  CELLNET DATA SYSTEMS, INC                    1
      100     *  CHECKPOINT SYSTEMS, INC                    756
      984     *  CIENA CORP                             120,847
      173     *  COMMSCOPE, INC                           4,238
      600     *  COMVERSE TECHNOLOGY, INC                64,800
      200     *  COPPER MOUNTAIN NETWORKS, INC            7,500
      100     *  CORSAIR COMMUNICATIONS, INC                781
      100     *  DAVOX CORP                               1,006
      100     *  DITECH COMMUNICATIONS CORP               4,100
      344     *  DMC STRATEX NETWORKS, INC                5,525
      276     *  ECHOSTAR COMMUNICATIONS CORP
                   (CLASS A)                             14,559
      100     *  EFFICIENT NETWORKS, INC                  3,731
      100     *  ELANTEC SEMICONDUCTOR, INC               9,962
      226     *  ELOT, INC                                  367
      200     *  GLENAYRE TECHNOLOGIES, INC               2,175
       59     *  GLOBIX CORP                              1,375
      178     *  HARMONIC, INC                            4,272
      283        HARRIS CORP                              8,047
      174     *  INTERDIGITAL COMMUNICATIONS CORP         2,436
       74        INTER-TEL, INC                             841
      100     *  INTERVOICE-BRITE, INC                    1,050
      200     *  L-3 COMMUNICATIONS HOLDINGS, INC        11,300
       54     *  METRICOM, INC                            1,390
    8,123        MOTOROLA, INC                          229,474
       91     *  MPOWER COMMUNICATIONS CORP                 793
      200     *  NATURAL MICROSYSTEMS CORP               10,759
      100     *  NETRO CORP                               5,925
      231     *  P-COM, INC                               1,530
      145     *  PICTURETEL CORP                          1,019
      177     *  PLANTRONICS, INC                         6,726
      154     *  POLYCOM, INC                            10,313
      153     *  POWERWAVE TECHNOLOGIES, INC              5,809

 SHARES                                                VALUE
    2,367     *  QUALCOMM, INC                      $   168,648
      564        SCIENTIFIC-ATLANTA, INC                 35,884
       45     *  SCM MICROSYSTEMS, INC                    1,707
      100     *  SEACHANGE INTERNATIONAL, INC             3,337
      252     *  SENSORMATIC ELECTRONICS CORP             3,780
      300     *  SYCAMORE NETWORKS, INC                  32,400
      150     *  SYMMETRICOM, INC                         2,343
      200     *  TEKELEC                                  6,575
      100     *  TELECORP PCS, INC                        1,900
    1,307     *  TELLABS, INC                            62,409
      110     *  TERAYON COMMUNICATION SYSTEMS,
                   INC                                    3,733
      100     *  TOLLGRADE COMMUNICATIONS, INC           13,881
       42     *  TUT SYSTEMS, INC                         3,625
      132     *  WEBLINK WIRELESS, INC                    1,014
       61     *  WESTELL TECHNOLOGIES, INC (CLASS
                   A)                                       785
      100     *  WINK COMMUNICATIONS, INC                 1,200
      162     *  WORLD ACCESS, INC                          875
       46     *  YOUTHSTREAM MEDIA NETWORKS, INC            175
       55     *  ZIXIT CORP                               1,677
                                                    -----------
                                                      1,008,501
                                                    -----------
COMPUTERS AND OFFICE EQUIPMENT -- 25.83%
    1,237     *  3COM CORP                               23,734
      100     *  3DFX INTERACTIVE, INC                      487
      100     *  ACCLAIM ENTERTAINMENT, INC                 175
      100     *  ACCRUE SOFTWARE, INC                     1,193
      100     *  ACTEL CORP                               3,593
       91     *  ACTIVISION, INC                          1,365
      200     *  ACTUATE CORP                             6,909
      210     *  ACXIOM CORP                              6,667
      366     *  ADAPTEC, INC                             7,320
      443        ADOBE SYSTEMS, INC                      68,775
      144     *  ADVANCED DIGITAL INFORMATION CORP        2,187
    1,060     *  ADVANCED MICRO DEVICES, INC             25,042
       88     *  ADVENT SOFTWARE, INC                     6,149
       82     *  AEROFLEX, INC                            3,987
      100     *  AETHER SYSTEMS, INC                     10,550
      100     *  AFFILIATED COMPUTER SERVICES, INC
                   (CLASS A)                              4,987
      100     *  AGENCY.COM LTD                           1,493
      100     *  AGILE SOFTWARE CORP                      8,993
      100     *  ALLAIRE CORP                               850
      100     *  ALLIANCE SEMICONDUCTOR CORP              1,987
      100     *  ALPHA INDUSTRIES, INC                    3,406
      100     *  ALTEON WEBSYSTEMS, INC                  10,839
    1,476     *  ALTERA CORP                             70,479
       37     *  AMDOCS LTD                               2,307
    8,512     *  AMERICA ONLINE, INC                    457,520
      151     *  AMERICAN MANAGEMENT SYSTEMS, INC         2,595
      581     *  AMERICAN POWER CONVERSION CORP          11,147
       55     *  AMERICAN SUPERCONDUCTOR CORP             2,703
      425     *  AMKOR TECHNOLOGY, INC                   11,103
      116     *  AMPHENOL CORP (CLASS A)                  6,604
       96     *  ANADIGICS, INC                           2,124
    1,350     *  ANALOG DEVICES, INC                    111,459
      100        ANALYSTS INTERNATIONAL CORP                721
    1,154     *  APPLE COMPUTER, INC                     29,715

See notes to financial statements                        2000 ANNUAL REPORT   61

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
COMPUTERS AND OFFICE EQUIPMENT -- (CONTINUED)
       80     *  APPLICA, INC                       $       495
      364     *  APPLIED MICRO CIRCUITS CORP             75,370
      600     *  ARIBA, INC                              85,959
      200     *  ART TECHNOLOGY GROUP                    18,950
      100     *  ARTESYN TECHNOLOGIES, INC                2,912
       89     *  ASHTON TECHNOLOGY GROUP, INC               244
      100     *  ASPEN TECHNOLOGY, INC                    4,512
    1,436     *  ATMEL CORP                              21,809
      100     *  AUSPEX SYSTEMS, INC                      1,237
      197        AUTODESK, INC                            4,998
    2,340        AUTOMATIC DATA PROCESSING, INC         156,487
      100     *  AVANT CORP                               1,825
      127     *  AVOCENT CORP                             7,000
       88     *  AVT CORP                                   489
      100        AVX CORP                                 2,606
       58     *  AWARE, INC                               2,233
      100     *  AXENT TECHNOLOGIES, INC                  2,156
       59     *  AXT, INC                                 2,466
       40     *  BARRA, INC                               2,482
    1,436     *  BEA SYSTEMS, INC                       111,828
       53     *  BELL & HOWELL CO                         1,159
       58     *  BENCHMARK ELECTRONICS, INC               3,016
       86     *  BEYOND.COM CORP                             87
      100     *  BILLING CONCEPTS CORP                      318
      100     *  BINDVIEW DEVELOPMENT CORP                  756
      100     *  BISYS GROUP, INC                         7,731
       68     *  BLACK BOX CORP                           3,170
      100        BMC INDUSTRIES, INC                        687
      875     *  BMC SOFTWARE, INC                       16,734
       65     *  BRIO TECHNOLOGY, INC                       686
      484     *  BROADCOM CORP (CLASS A)                117,975
      697     *  BROADVISION, INC                        17,904
      440     *  BROCADE COMMUNICATIONS SYSTEMS,
                   INC                                  103,840
      571     *  CABLETRON SYSTEMS, INC                  16,773
      100     *  CACHEFLOW, INC                          14,300
      873     *  CADENCE DESIGN SYSTEMS, INC             22,425
      183     *  CAMBRIDGE TECHNOLOGY PARTNERS,
                   INC                                      800
       78     *  CCC INFORMATION SERVICES GROUP,
                   INC                                      628
      145     *  C-CUBE MICROSYSTEMS, INC (NEW)           2,972
      455     *  CERIDIAN CORP                           12,768
       94     *  CERNER CORP                              4,365
      400    b*  CHS ELECTRONICS, INC                         2
      162     *  CIBER, INC                               1,336
      235     *  CIRRUS LOGIC, INC                        9,473
   26,122     *  CISCO SYSTEMS, INC                   1,443,240
      605     *  CITRIX SYSTEMS, INC                     12,137
      100     *  CLARENT CORP                             3,937
      156     *  CNET NETWORKS, INC                       3,800
      100     *  COBALT NETWORKS, INC                     5,787
      413        COMDISCO, INC                            7,872
      760     *  COMMERCE ONE, INC                       59,660
    6,192        COMPAQ COMPUTER CORP                   170,775
      100     *  COMPLETE BUSINESS SOLUTIONS, INC         1,350
      200     *  COMPUCOM SYSTEMS, INC                      537

 SHARES                                                VALUE
    1,632        COMPUTER ASSOCIATES
                   INTERNATIONAL, INC               $    41,106
      100     *  COMPUTER HORIZONS CORP                     681
       84     *  COMPUTER NETWORK TECHNOLOGY CORP         2,887
      642     *  COMPUTER SCIENCES CORP                  47,668
       58        COMPUTER TASK GROUP, INC                   181
    1,113     *  COMPUWARE CORP                           9,321
       51     *  CONCORD COMMUNICATIONS, INC              1,351
       49     *  CONCUR TECHNOLOGIES, INC                   116
      186     *  CONCURRENT COMPUTER CORP                 3,534
      788     *  CONEXANT SYSTEMS, INC                   32,997
       48     *  CONVERGYS CORP                           1,866
      100     *  CREE, INC                               11,625
      172     *  CSG SYSTEMS INTERNATIONAL, INC           4,988
      100        CTS CORP                                 5,062
       63     *  CYBERCASH, INC                             204
      100     *  CYBERSOURCE CORP                         1,131
      100     *  CYLINK CORP                              1,043
      376     *  CYPRESS SEMICONDUCTOR CORP              15,627
      100     *  DALEEN TECHNOLOGIES, INC                 1,481
      200        DALLAS SEMICONDUCTOR CORP                6,575
      300     *  DATA BROADCASTING CORP                     956
       57     *  DATASTREAM SYSTEMS, INC                    733
    7,857     *  DELL COMPUTER CORP                     242,093
      100     *  DENDRITE INTERNATIONAL, INC              2,681
      254        DIEBOLD, INC                             6,746
      100     *  DIGEX, INC                               4,687
      100     *  DIGITAL INSIGHT CO                       3,587
       57     *  DIGITAL RIVER, INC                         366
       53     *  DOCUMENTUM, INC                          4,302
       91     *  DSP GROUP, INC                           3,401
      100     *  DST SYSTEMS, INC                        11,750
      100     *  E.PIPHANY, INC                           7,706
      185     *  EARTHLINK, INC                           1,688
       67     *  ECHELON CORP                             1,968
      100     *  ECLIPSYS CORP                            1,600
      100     *  EGAIN COMMUNICATIONS CORP                  940
      454     *  ELECTRONIC ARTS, INC                    22,416
    1,550        ELECTRONIC DATA SYSTEMS CORP            64,325
      176     *  ELECTRONICS FOR IMAGING, INC             4,444
      154     *  ELOYALTY CORP                            1,963
    7,994     *  EMC CORP                               792,405
      100     *  EMCORE CORP                              4,157
      100     *  EMULEX CORP                             12,250
      100     *  ENGAGE, INC                                812
       43     *  ENGINEERING ANIMATION, INC                 583
       57     *  ENTRUST TECHNOLOGIES, INC                1,574
      100     *  EPICOR SOFTWARE CORP                       350
      100     *  EPRESENCE, INC                             675
      100     *  ESS TECHNOLOGY, INC                      1,431
       63     *  EXAR CORP                                7,623
       41     *  EXCALIBUR TECHNOLOGIES CORP              2,754
      200     *  EXCELON CORP                             2,475
       84     *  EXCHANGE APPLICATIONS, INC                 380
      795     *  EXCITE AT HOME                          11,229
      200     *  EXTREME NETWORKS, INC                   22,900

 62  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
COMPUTERS AND OFFICE EQUIPMENT -- (CONTINUED)
      100     *  F5 NETWORKS, INC                   $     3,400
       69        FACTSET RESEARCH SYSTEMS, INC            2,594
      200     *  FAIRCHILD SEMICONDUCTOR
                   INTERNATIONAL, INC                     5,625
       50     *  FIDELITY HOLDINGS, INC                      56
      100     *  FILENET CORP                             1,818
      300     *  FINISAR CORP                            14,512
    1,638        FIRST DATA CORP                         63,984
      439     *  FISERV, INC                             26,285
      143     *  FISHER SCIENTIFIC INTERNATIONAL,
                   INC                                    4,826
      200     *  FOUNDRY NETWORKS, INC                   13,387
      100     *  FRONTLINE CAPITAL GROUP, INC             1,643
      104     *  GARTNER GROUP, INC (CLASS B)             1,131
      739     *  GATEWAY, INC                            34,548
       65     *  GEMSTAR-TV GUIDE INTERNATIONAL,
                   INC                                    5,667
      108     *  GENERAL SEMICONDUCTOR, INC               1,316
       70        GERBER SCIENTIFIC, INC                     603
        4     *  GLOBAL SOURCES LTD                         128
      100     *  GLOBESPAN, INC                          12,200
      100     *  GO2NET, INC                              5,426
      100     *  GTECH HOLDINGS CORP                      1,656
      116        HARMAN INTERNATIONAL INDUSTRIES,
                   INC                                    4,535
      100        HELIX TECHNOLOGY CORP                    2,987
    3,126        HEWLETT-PACKARD CO                     303,222
      100     *  HNC SOFTWARE, INC                        8,181
      200     *  HOMESTORE.COM, INC                       9,350
       89     *  HUTCHINSON TECHNOLOGY, INC               1,874
       43     *  HYPERCOM CORP                              446
      100     *  HYPERION SOLUTIONS CORP                  2,587
      450     *  I2 TECHNOLOGIES, INC                    84,178
       50     *  IDX SYSTEMS CORP                           806
      100     *  IGATE CAPITAL CORP                         537
      534        IKON OFFICE SOLUTIONS, INC               2,102
      200     *  IMATION CORP                             3,725
       71     *  IMRGLOBAL CORP                             825
    1,104        IMS HEALTH, INC                         22,908
      100    b*  INACOM CORP                                  0
      100     *  INFOCURE CORP                              396
      100     *  INFOCUS CORP                             5,300
       40     *  INFOGRAMES, INC                            290
       61     *  INFORMATICA CORP                         5,688
      100     *  INFORMATION RESOURCES, INC                 681
      965     *  INFORMIX CORP                            3,980
      540     *  INFOSPACE.COM, INC                      16,335
      181     *  INFOUSA, INC                               905
      218     *  INGRAM MICRO, INC (CLASS A)              2,997
      255     *  INKTOMI CORP                            29,070
      200     *  INPRISE CORP                             1,068
      404     *  INTEGRATED DEVICE TECHNOLOGY, INC       36,562
      100     *  INTEGRATED SILICON SOLUTION, INC         1,418
   24,452        INTEL CORP                           1,016,286
      100     *  INTERGRAPH CORP                            718
    6,462        INTERNATIONAL BUSINESS MACHINES
                   CORP                                 726,975
      179     *  INTERNATIONAL RECTIFIER CORP             9,050

 SHARES                                                VALUE
      100     *  INTERNET SECURITY SYSTEMS, INC     $     7,512
      100     *  INTERSIL HOLDINGS CORP                   4,987
      200     *  INTERTRUST TECHNOLOGIES CORP             2,412
      100     *  INTERWORLD CORP                            381
      200     *  INTERWOVEN, INC                         22,612
      100     *  INTRANET SOLUTIONS, INC                  5,000
      611     *  INTUIT, INC                             34,827
      967     *  IOMEGA CORP                              4,835
       59     *  IVILLAGE, INC                              228
      100     *  IXL ENTERPRISES, INC                       437
      155     *  J.D. EDWARDS & CO                        4,010
      358     *  JABIL CIRCUIT, INC                      20,316
       98        JACK HENRY & ASSOCIATES, INC             4,250
      100     *  JDA SOFTWARE GROUP, INC                  1,275
    2,696     *  JDS UNIPHASE CORP                      255,277
      700     *  JUNIPER NETWORKS, INC                  153,256
      100     *  JUNO ONLINE SERVICES, INC                  400
      202     *  KEANE, INC                               3,514
      300     *  KEMET CORP                               8,287
      200     *  KOPIN CORP                               3,600
       42     *  KRONOS, INC                              1,260
      200     *  LANIER WORLDWIDE, INC                      187
       64     *  LASERSIGHT, INC                            198
      163     *  LATTICE SEMICONDUCTOR CORP               8,761
      160     *  LEARN2.COM, INC                            335
      270     *  LEGATO SYSTEMS, INC                      3,628
      458     *  LEXMARK INTERNATIONAL, INC              17,175
      100     *  LIBERATE TECHNOLOGIES                    2,893
    1,096        LINEAR TECHNOLOGY CO                    70,966
    1,066     *  LSI LOGIC CORP                          31,180
      283     *  LYCOS, INC                              19,460
      153     *  MACROMEDIA, INC                         12,364
       96     *  MACROVISION CORP                         7,776
      100     *  MANHATTAN ASSOCIATES, INC                6,125
       73     *  MANUGISTICS GROUP, INC                   7,163
       63     *  MAPICS, INC                                425
       49     *  MARIMBA, INC                               598
      980     *  MAXIM INTEGRATED PRODUCTS, INC          78,828
      245     *  MAXTOR CORP                              2,572
      302        MAYTAG CO                                9,380
       35     *  MEDQUIST, INC                              706
      100     *  MEMC ELECTRONIC MATERIALS, INC           1,287
      230     *  MENTOR GRAPHICS CORP                     5,419
       55     *  MERCATOR SOFTWARE, INC                     910
       73     *  MERCURY COMPUTER SYSTEMS, INC            2,030
      275     *  MERCURY INTERACTIVE CORP                43,106
      300     *  MERISEL, INC                               206
      100     *  METACREATIONS CORP                       1,125
      100        METHODE ELECTRONICS, INC (CLASS
                   A)                                     4,431
      200     *  MICREL, INC                             13,400
      411     *  MICROCHIP TECHNOLOGY, INC               13,588
      175     *  MICROMUSE, INC                          35,164
      100     *  MICRON ELECTRONICS, INC                    900
    1,838     *  MICRON TECHNOLOGY, INC                  84,548
       59     *  MICROS SYSTEMS, INC                        888
   14,447     *  MICROSOFT CORP                         871,334
      100     *  MICROSTRATEGY, INC                       2,731

See notes to financial statements                        2000 ANNUAL REPORT   63

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
COMPUTERS AND OFFICE EQUIPMENT -- (CONTINUED)
      100     *  MIDWAY GAMES, INC                  $       700
       42     *  MIPS TECHNOLOGIES, INC                   1,932
       91     *  MIPS TECHNOLOGIES, INC (CLASS B)         3,503
      100     *  MMC NETWORKS, INC                       12,650
      465        MOLEX, INC                              25,313
      100     *  MP3.COM, INC                               393
      200     *  MRV COMMUNICATIONS, INC                  9,062
      100     *  MTI TECHNOLOGY CORP                        381
      148     *  MULTEX.COM, INC                          2,534
      100     *  MYND CORP                                1,350
      100     *  MYPOINTS.COM, INC                          550
      100        NATIONAL DATA CORP                       3,281
      100     *  NATIONAL INFORMATION CONSORTIUM,
                   INC                                      396
       86     *  NATIONAL INSTRUMENTS CORP                3,794
      615     *  NATIONAL SEMICONDUCTOR CORP             24,753
      243     *  NCO GROUP, INC                           2,885
      150     *  NETEGRITY, INC                          10,500
      100     *  NETIQ CORP                               6,568
      600     *  NETMANAGE, INC                           1,275
      100     *  NETWORK ACCESS SOLUTIONS CORP              412
    1,242     *  NETWORK APPLIANCE, INC                 158,199
       76     *  NETWORK EQUIPMENT TECHNOLOGIES,
                   INC                                      812
       45     *  NETWORK PERIPHERALS, INC                   765
      499     *  NETWORK ASSOCIATES, INC                 11,289
      100     *  NEW ERA OF NETWORKS, INC                 2,432
    1,194     *  NOVELL, INC                             11,865
      222     *  NVIDIA CORP                             18,176
      100     *  NYFIX, INC                               4,475
      100     *  OAK TECHNOLOGY, INC                      2,737
      100     *  OBJECTIVE SYSTEMS INTEGRATORS,
                   INC                                      868
      100     *  ON SEMICONDUCTOR CORP                    1,087
      148     *  ONYX SOFTWARE CORP                       3,052
      100     *  OPEN MARKET, INC                           628
       44     *  OPENTV CORP                              1,463
    7,916     *  ORACLE CORP                            623,385
      100        OWENS & MINOR, INC                       1,575
      100     *  PACKETEER, INC                           3,793
    2,134     *  PALM, INC                              112,968
      100     *  PARADYNE NETWORKS, INC                     540
      983     *  PARAMETRIC TECHNOLOGY CORP              10,751
      174     *  PATTERSON DENTAL CO                      3,915
    1,177        PAYCHEX, INC                            61,792
      103     *  PEGASYSTEMS, INC                           671
      776     *  PEOPLESOFT, INC                         21,679
       66     *  PER SE TECHNOLOGIES, INC                   837
      535     *  PEREGRINE SYSTEMS, INC                  10,131
      100     *  PERICOM SEMICONDUCTOR CORP               3,756
      184     *  PEROT SYSTEMS CORP (CLASS A)             1,978
       56     *  PERVASIVE SOFTWARE, INC                    115
      100     *  PHOENIX TECHNOLOGIES LTD                 1,593
      100     *  PHONE.COM, INC                          11,362
      100     *  PHOTRONICS, INC                          2,181
      851        PITNEY BOWES, INC                       33,561
      100     *  PIXELWORKS, INC                          4,768

 SHARES                                                VALUE
      126     *  PLEXUS CORP                        $     8,883
      246     *  PLX TECHNOLOGY, INC                      6,611
      588     *  PMC-SIERRA, INC                        126,567
      254     *  PORTAL SOFTWARE, INC                    10,160
      100     *  POWER INTEGRATIONS, INC                  1,393
      158     *  POWER-ONE, INC                           9,561
      100     *  PREVIEW SYSTEMS, INC                       946
      200     *  PRICELINE.COM, INC                       2,375
       41     *  PRODIGY COMMUNICATIONS CORP
                   (CLASS A)                                210
      111     *  PROGRESS SOFTWARE CORP                   1,512
       47     *  PROJECT SOFTWARE & DEVELOPMENT,
                   INC                                      730
       74     *  PROXICOM, INC                            1,443
       86     *  PROXIM, INC                              3,827
      100     *  PROXYMED, INC                              112
      516     *  PSINET, INC                              4,966
      254     *  PSS WORLD MEDICAL, INC                     920
       78     *  PUBLICARD, INC                             160
      100     *  PUMA TECHNOLOGY, INC                     2,031
      314     *  QLOGIC CORP                             27,632
       90     *  QUADRAMED CORP                             118
      590     *  QUANTUM CORP - DLT & STORAGE
                   SYSTEMS GROUP                          8,886
      299     *  QUANTUM CORP-HARD DISK DRIVE
                   GROUP                                  2,971
      100     *  QUEST SOFTWARE, INC                      6,210
      100     *  QUICKLOGIC CORP                          1,650
      100     *  QUINTUS CORP                               856
      100     *  RADIANT SYSTEMS, INC                     2,137
      264     *  RAMBUS, INC                             20,839
      142     *  RARE MEDIUM GROUP, INC                   1,056
      736     *  RATIONAL SOFTWARE CORP                  51,060
       50     *  RAZORFISH, INC                             516
      100     *  READ RITE CORP                           1,125
      231     *  REALNETWORKS, INC                        9,182
      300     *  RED HAT, INC                             5,118
      100     *  REMEC, INC                               2,943
      100     *  REMEDY CORP                              1,887
      100     *  RESEARCH FRONTIERS, INC                  1,918
      370     *  RF MICRO DEVICES, INC                   11,840
      100     *  RSA SECURITY, INC                        4,312
      200     *  S1 CORP                                  2,387
      273     *  S3, INC                                  2,815
      483        SABRE HOLDINGS CORP                     13,976
      390     *  SAFEGUARD SCIENTIFICS, INC               7,775
      100     *  SAGA SYSTEMS, INC                        1,050
      347     *  SAGENT TECHNOLOGY, INC                   2,624
       45     *  SANCHEZ COMPUTER ASSOCIATES, INC           697
      175     *  SANDISK CORP                            11,681
      524     *  SANMINA CORP                            49,059
       65     *  SANTA CRUZ OPERATION, INC                  190
      300     *  SAPIENT CORP                            12,206
      100     *  SAWTEK, INC                              3,851
      519     *  SCI SYSTEMS, INC                        21,279
      100     *  SCIENT CORP                              2,093
      320     *  SDL, INC                                98,980

 64  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
COMPUTERS AND OFFICE EQUIPMENT -- (CONTINUED)
      947     *  SEAGATE TECHNOLOGY, INC            $    65,343
      100     *  SECURE COMPUTING CORP                    2,606
      100        SEI INVESTMENTS CO                       7,075
      130     *  SEMA GROUP PLC ADR                       4,174
      200     *  SEMTECH CORP                             8,625
      100     *  SERENA SOFTWARE, INC                     4,606
    1,180     *  SIEBEL SYSTEMS, INC                    131,348
      659     *  SILICON GRAPHICS, INC                    2,718
      200     *  SILICON IMAGE, INC                       4,962
      300     *  SILICON STORAGE TECHNOLOGY, INC          8,156
       65     *  SIPEX CORP                               2,734
       67     *  SOFTNET SYSTEMS, INC                       399
      100     *  SOFTWARE.COM, INC                       18,143
    1,851     *  SOLECTRON CORP                          85,377
      100     *  SONIC FOUNDRY, INC                         887
       49     *  SOURCE MEDIA, INC                          263
       58     *  SPORTSLINE.COM, INC                        801
      100     *  SS&C TECHNOLOGIES, INC                     550
      200     *  STARBASE CORP                            1,137
      100     *  STARMEDIA NETWORK, INC                     750
      334     *  STORAGE TECHNOLOGY CORP                  4,529
      100     *  STRUCTURAL DYNAMICS RESEARCH CORP        1,637
    5,798     *  SUN MICROSYSTEMS, INC                  676,916
      330     *  SUNBEAM CORP                               433
      527     *  SUNGARD DATA SYSTEMS, INC               22,562
      100     *  SUPERCONDUCTOR TECHNOLOGIES, INC         1,806
      100     *  SVI HOLDINGS, INC                          494
      692     *  SYBASE, INC                             15,916
      100     *  SYKES ENTERPRISES, INC                     537
      186     *  SYMANTEC CORP                            8,184
      475        SYMBOL TECHNOLOGIES, INC                17,070
       55     *  SYNAVANT, INC                              367
      200     *  SYNOPSYS, INC                            7,575
      100     *  SYSTEMS & COMPUTER TECHNOLOGY
                   CORP                                   1,756
      100     *  TAKE-TWO INTERACTIVE SOFTWARE,
                   INC                                    1,256
      187     *  TECH DATA CORP                           7,994
       42        TECHNITROL, INC                          4,242
      200     *  TECHNOLOGY SOLUTIONS CO                    500
      100     *  TELAXIS COMMUNICATIONS CORP                609
      100     *  TELCOM SEMICONDUCTOR, INC                1,487
      100     *  TELXON CORP                              1,750
    6,405        TEXAS INSTRUMENTS, INC                 302,235
       64     *  THQ, INC                                 1,488
      100     *  THREE-FIVE SYSTEMS, INC                  2,925
      400     *  TIBCO SOFTWARE, INC                     33,775
      100     *  TICKETMASTER ONLINE-CITYSEARCH,
                   INC                                    1,693
      180     *  TITAN CORP                               2,970
      135        TOTAL SYSTEM SERVICES, INC               2,269
      100     *  TRANSACTION SYSTEMS ARCHITECTS,
                   INC                                    1,625
      300     *  TRANSWITCH CORP                         19,125
      100     *  TRICORD SYSTEMS, INC                     1,493
      200     *  TRIQUINT SEMICONDUCTOR, INC              7,287
      153     *  TYLER TECHNOLOGIES, INC                    306
    1,111     *  UNISYS CORP                             12,498
       78     *  USINTERNETWORKING, INC                     520

 SHARES                                                VALUE
      100     *  VARIAN SEMICONDUCTOR EQUIPMENT
                   ASSOCIATES, INC                  $     3,743
       31     *  VELOCITYHSI, INC                            77
      676     *  VERISIGN, INC                          136,932
    1,484     *  VERITAS SOFTWARE CORP                  210,728
      100     *  VERITY, INC                              3,568
      100     *  VERTEL CORP                                925
      100     *  VIA NET.WORKS, INC                         962
      100     *  VIASYSTEMS GROUP, INC                    1,700
      700     *  VIGNETTE CORP                           20,912
      100     *  VIRATA CORP                              6,612
      191     *  VISHAY INTERTECHNOLOGY, INC              5,873
       89     *  VISUAL NETWORKS, INC                       584
      564     *  VITESSE SEMICONDUCTOR CORP              50,160
      200     *  VITRIA TECHNOLOGY, INC                   9,325
      199     *  WALT DISNEY INTERNET GROUP               2,114
       15     *  WATER PIK TECHNOLOGIES, INC                145
      144     *  WAVE SYSTEMS CORP (CLASS A)              2,412
      950     *  WEBMD CORP                              14,487
       52     *  WEBMETHODS, INC                          5,986
       47     *  WEBTRENDS CORP                           1,756
      600     *  WEBVAN GROUP, INC                        1,387
      463     *  WESTERN DIGITAL CORP                     2,720
      166        WHIRLPOOL CORP                           6,453
      192     *  WIND RIVER SYSTEMS, INC                  9,204
      985     *  XILINX, INC                             84,340
      100     *  XIRCOM, INC                              2,525
      100     *  XYBERNAUT CORP                             593
      883     *  YAHOO, INC                              80,353
      100     *  ZEBRA TECHNOLOGIES CORP                  4,806
       49     *  ZIFF-DAVIS, INC -ZDNET                     689
      100     *  ZOMAX, INC                                 700
      100     *  ZORAN CORP                               4,875
                                                    -----------
                                                     13,343,753
                                                    -----------
INSTRUMENTS AND RELATED PRODUCTS -- 0.26%
       40     *  ANACOMP, INC                                17
      100     *  AVID TECHNOLOGIES, INC                   1,400
      100     *  CONCORD CAMERA CORP                      2,562
      100     *  CYMER, INC                               3,068
    1,131        EASTMAN KODAK CO                        46,229
      100     *  LITTON INDUSTRIES, INC                   4,468
      140     *  PINNACLE SYSTEMS, INC                    1,575
      160        POLAROID CORP                            2,150
    1,213        RAYTHEON CO (CLASS B)                   34,494
      100     *  TRIMBLE NAVIGATION LTD                   2,237
    2,381        XEROX CORP                              35,863
                                                    -----------
                                                        134,063
                                                    -----------
                 TOTAL TECHNOLOGY                    14,486,317
                                                    -----------
TRANSPORTATION -- 3.28%
AEROSPACE AND DEFENSE -- 0.22%
      591        GENERAL DYNAMICS CORP                   37,122
      372        GOODRICH (B.F.) CO                      14,577
    1,406        LOCKHEED MARTIN CORP                    46,341
      300        NEWPORT NEWS SHIPBUILDING, INC          13,012

See notes to financial statements                        2000 ANNUAL REPORT   65

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
AEROSPACE AND DEFENSE -- (CONTINUED)
      100     *  ORBITAL SCIENCES CORP              $       837
      100        STRUM, RUGER & CO, INC                     818
       42     *  TELEDYNE TECHNOLOGIES, INC               1,223
                                                    -----------
                                                        113,930
                                                    -----------
AIR TRANSPORTATION -- 1.15%
      174        AIRBORNE FREIGHT CORP                    1,772
      201     *  AIRTRAN HOLDINGS, INC                      891
      100     *  ALASKA AIR GROUP, INC                    2,400
      100     *  AMERICA WEST HOLDINGS CORP (CLASS
                   B)                                     1,218
      531     *  AMR CORP                                17,357
       41     *  ATLANTIC COAST AIRLINES HOLDINGS,
                   INC                                    1,319
      150     *  ATLAS AIR, INC                           6,337
       65     *  AVIALL, INC                                418
       83     *  BE AEROSPACE, INC                        1,338
    3,349        BOEING CO                              210,987
      100     *  CONTINENTAL AIRLINES, INC (CLASS
                   B)                                     4,543
      576        DELTA AIRLINES, INC                     25,560
       55     *  EGL, INC                                 1,663
    1,039     *  FEDEX CORP                              46,069
       63     *  FRONTIER AIRLINES, INC                   1,224
      200        HEICO CORP                               2,600
       80        KAMAN CORP (CLASS A)                     1,010
      108     *  MESA AIR GROUP, INC                        590
       50     *  MIDWEST EXPRESS HOLDINGS, INC            1,006
      349        NORTHROP GRUMMAN CORP                   31,715
      100     *  NORTHWEST AIRLINES CORP (CLASS A)        2,456
      100     *  OFFSHORE LOGISTICS, INC                  1,787
      100        SKYWEST, INC                             5,125
    1,808        SOUTHWEST AIRLINES CO                   43,844
      549        TEXTRON, INC                            25,322
      210     *  TRANS WORLD AIRLINES, INC                  403
       42     *  TRIUMPH GROUP, INC                       1,506
      243     *  U.S. AIRWAYS GROUP, INC                  7,396
      200        UAL CORP                                 8,400
      400        UNITED PARCEL SERVICE, INC (CLASS
                   B)                                    22,550
    1,635        UNITED TECHNOLOGIES CORP               113,223
                                                    -----------
                                                        592,029
                                                    -----------
AUTOS, TIRES AND RELATED PRODUCTS -- 1.54%
       73     *  AFTERMARKET TECHNOLOGY CORP                438
      166     *  ANC RENTAL CORP                            954
      285        ARVINMERITOR, INC                        4,185
      365        AUTOLIV, INC                             7,117
      533     *  AUTOZONE, INC                           12,092
      100     *  AVIS GROUP HOLDINGS, INC                 2,962
      100        BORGWARNER, INC                          3,312
       44        CENTRAL PARKING CORP                       871
      100        CLARCOR, INC                             1,950
       59        COACHMEN INDUSTRIES, INC                   615
      241        COOPER TIRE & RUBBER CO                  2,425
      131     *  COPART, INC                              1,817
      100     *  CSK AUTO CORP                              450
      589        DANA CORP                               12,663
      340        DANAHER CORP                            16,915

 SHARES                                                VALUE
      100     *  DELCO REMY INTERNATIONAL, INC
                   (CLASS A)                        $       762
    2,010        DELPHI AUTOMOTIVE SYSTEMS CORP          30,401
      100     *  DOLLAR THRIFTY AUTOMOTIVE GROUP,
                   INC                                    1,975
       55     *  DURA AUTOMOTIVE SYSTEMS, INC               507
      264        EATON CORP                              16,269
      200        FEDERAL SIGNAL CORP                      3,975
      264        FEDERAL-MOGUL CORP                       1,435
      119        FLEETWOOD ENTERPRISES, INC               1,613
    6,945     *  FORD MOTOR CO (NEW)                    175,795
      119        GENCORP, INC                               966
    1,925        GENERAL MOTORS CORP                    125,125
    2,467     *  GENERAL MOTORS CORP (CLASS H)           91,723
       54        GENTEK, INC                                823
      263     *  GENTEX CORP                              6,575
      637        GENUINE PARTS CO                        12,142
      560        GOODYEAR TIRE & RUBBER CO               10,080
      100     *  GROUP 1 AUTOMOTIVE, INC                  1,087
    1,084        HARLEY DAVIDSON, INC                    51,896
       64     *  HAYES LEMMERZ INTERNATIONAL, INC           688
      100        HERTZ CORP (CLASS A)                     3,175
    3,028        HONEYWELL INTERNATIONAL, INC           107,872
       41     *  KROLL-O'GARA CO                            246
      131        MASCOTECH, INC                           2,169
       58        MIDAS, INC                                 812
      100     *  MILLER INDUSTRIES, INC                      93
      100        MODINE MANUFACTURING CO                  2,817
       62     *  MONACO COACH CORP                        1,023
      234     *  NAVISTAR INTERNATIONAL CORP              7,005
      122     *  OREILLY AUTOMOTIVE, INC                  1,784
       51        OSHKOSH TRUCK CORP                       1,976
      257        PACCAR, INC                              9,525
      100        PEP BOYS MANNY, MOE, & JACK CO             500
      100        REGAL-BELOIT CORP                        1,696
      166        ROLLINS TRUCK LEASING CORP               1,047
      200        RYDER SYSTEM, INC                        3,687
       63        SIMPSON INDUSTRIES, INC                    771
      100        SMITH (A.O.) CORP                        1,256
      100     *  SONIC AUTOMOTIVE, INC                      831
      100     *  SPX CORP                                14,193
      100        SUPERIOR INDUSTRIES
                   INTERNATIONAL, INC                     3,000
      361        TRW, INC                                14,665
       76     *  UNITED AUTO GROUP, INC                     627
      546        VISTEON CORP                             8,258
       76        WABASH NATIONAL CORP                       693
       51        WINNEBAGO INDUSTRIES, INC                  637
                                                    -----------
                                                        792,961
                                                    -----------
RAILROADS -- 0.24%
       68     *  ABC - NACO, INC                            357
    1,538        BURLINGTON NORTHERN SANTA FE CORP       33,163
      780        CSX CORP                                17,013
      100        FLORIDA EAST COAST INDUSTRIES,
                   INC                                    4,100
      176        GATX CORP                                7,370
      198        KANSAS CITY SOUTHERN INDUSTRIES,
                   INC                                    1,720

 66  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
RAILROADS -- (CONTINUED)
    1,364        NORFOLK SOUTHERN CORP              $    19,948
      141        TRINITY INDUSTRIES, INC                  3,295
      891        UNION PACIFIC CORP                      34,637
      166        WABTEC CORP                              1,680
      183     *  WISCONSIN CENTRAL TRANSIT CORP           1,932
                                                    -----------
                                                        125,215
                                                    -----------
TRUCKING AND RELATED SERVICES -- 0.09%
      100     *  AMERICAN FREIGHTWAYS CORP                1,587
       64        ARCTIC CAT, INC                            808
       67        ARNOLD INDUSTRIES, INC                   1,130
      147        C.H. ROBINSON WORLDWIDE, INC             8,284
       44        CIRCLE INTERNATIONAL GROUP, INC          1,331
      163        CNF TRANSPORTATION, INC                  3,626
      100     *  CONSOLIDATED FREIGHTWAYS CORP              500
      171        EXPEDITORS INTERNATIONAL OF
                   WASHINGTON, INC                        7,705
       51     *  FORWARD AIR CORP                         1,794
      100     *  FRITZ COS, INC                           1,200
      188        GALILEO INTERNATIONAL, INC               2,914
       61     *  HEARTLAND EXPRESS, INC                   1,059
      100        HUNT (J.B.) TRANSPORT SERVICES,
                   INC                                    1,275
      100     *  IRON MOUNTAIN, INC                       3,700
      100        POLARIS INDUSTRIES, INC                  3,525
       45        ROADWAY EXPRESS, INC                       807
      132     *  SWIFT TRANSPORTATION CO, INC             1,724
       45     *  TRAVELOCITY.COM, INC                       638
      100        USFREIGHTWAYS CORP                       2,268
      100        WERNER ENTERPRISES, INC                  1,175
      100     *  YELLOW CORP                              1,512
                                                    -----------
                                                         48,562
                                                    -----------
WATER TRANSPORTATION -- 0.04%
      100        ALEXANDER & BALDWIN, INC                 2,600
       87     *  KIRBY CORP                               1,707
      100        OVERSEAS SHIPHOLDING GROUP, INC          2,737
       60     *  SEACOR SMIT, INC                         2,797
      199        TIDEWATER, INC                           9,054
      100     *  TRICO MARINE SERVICES, INC               1,587
                                                    -----------
                                                         20,482
                                                    -----------
                 TOTAL TRANSPORTATION                 1,693,179
                                                    -----------
UTILITIES -- 10.61%
TELEPHONE -- 7.21%
       54     *  ADELPHIA BUSINESS SOLUTIONS, INC           637
      186     *  ADVANCED RADIO TELECOM CORP              1,581
      549     *  ALLEGIANCE TELECOM, INC                 20,450
      200     *  ALLIED RISER COMMUNICATION CORP          1,325
    1,078        ALLTEL CORP                             56,258
      200     *  AMERICAN TELESOURCE
                   INTERNATIONAL, INC                       462
      200     *  ARCH WIRELESS, INC                       1,000
   13,804        AT & T CORP                            405,492
    9,234     *  AT & T - LIBERTY MEDIA GROUP
                   (CLASS A)                            166,212

 SHARES                                                VALUE
      100     *  AT & T LATIN AMERICA CORP (CLASS
                   A)                               $       843
    1,300     *  AT & T WIRELESS GROUP                   27,137
    6,946        BELLSOUTH CORP                         279,576
      794     *  BROADWING, INC                          20,296
      200     *  CAPROCK COMMUNICATIONS CORP              1,018
      500        CENTURYTEL, INC                         13,625
       47        CFW COMMUNICATIONS CO                    1,269
       61     *  COM21, INC                                 823
      487     *  COVAD COMMUNICATIONS GROUP, INC          6,513
      302     *  CROWN CASTLE INTERNATIONAL CORP          9,380
      100        CT COMMUNICATIONS, INC                   2,031
      300     *  DIGITAL ISLAND, INC                      5,625
      100     *  DOBSON COMMUNICATIONS CORP               1,468
      183     *  E.SPIRE COMMUNICATIONS, INC                537
    1,486     *  EXODUS COMMUNICATIONS, INC              73,371
      100     *  FIBERNET TELECOM GROUP, INC              1,693
      100     *  GENERAL COMMUNICATION, INC (CLASS
                   A)                                       715
       82     *  GLOBAL CROSSING LTD                      2,542
      645        GLOBAL TELESYSTEMS, INC                  2,942
      170     *  ICG COMMUNICATIONS, INC                     74
       72     *  IDT CORP                                 2,799
      100     *  ILLUMINET HOLDINGS, INC                  2,775
      200     *  INFONET SERVICES CORP                    2,112
      173     *  INTERMEDIA COMMUNICATIONS, INC           5,103
      184     *  INTERNATIONAL FIBERCOM, INC              2,691
       51     *  INTRAWARE, INC                             380
      174     *  ITC DELTACOM, INC                        2,001
       73     *  LEAP WIRELESS INTERNATIONAL, INC         4,567
    1,060     *  LEVEL 3 COMMUNICATIONS, INC             81,752
      164     *  LIBERTY DIGITAL, INC (CLASS A)           3,321
      100     *  LIGHTBRIDGE, INC                         1,162
   12,323        LUCENT TECHNOLOGIES, INC               376,621
    1,473     *  MCLEODUSA, INC (CLASS A)                21,082
      300     *  METROCALL, INC                             900
    1,272     *  METROMEDIA FIBER NETWORK, INC
                   (CLASS A)                             30,925
       66     *  MOTIENT CORP                               932
      100     *  NEXT LEVEL COMMUNICATIONS, INC           6,612
    1,756     *  NEXTEL COMMUNICATIONS, INC (CLASS
                   A)                                    82,093
      100     *  NEXTEL PARTNERS, INC                     2,912
    1,348     *  NEXTLINK COMMUNICATIONS, INC            47,432
      100        NORTH PITTSBURGH SYSTEMS, INC            1,362
      255     *  NORTHPOINT COMMUNICATIONS GROUP,
                   INC                                    2,263
      472     *  NTL, INC                                21,859
       51     *  PACIFIC GATEWAY EXCHANGE, INC               79
      336    b*  PAGING NETWORK, INC                         68
      100     *  POWERTEL, INC                            7,606
      100     *  PRIMUS TELECOMMUNICATIONS GROUP,
                   INC                                      950
      168     *  PTEK HOLDINGS, INC                         519
    3,841     *  QWEST COMMUNICATIONS
                   INTERNATIONAL, INC                   184,608
      148     *  RCN CORP                                 3,071
      227     *  RHYTHMS NETCONNECTIONS, INC              1,674

See notes to financial statements                        2000 ANNUAL REPORT   67

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
TELEPHONE -- (CONTINUED)
   12,526        SBC COMMUNICATIONS, INC            $   626,300
      200     *  SPECTRASITE HOLDINGS, INC                3,712
    2,458        SPRINT CORP (FON GROUP)                 72,050
    1,797     *  SPRINT CORP (PCS GROUP)                 63,007
      100     *  STAR TELECOMMUNICATIONS, INC               200
      145     *  TALK.COM, INC                              638
      195        TELEPHONE & DATA SYSTEMS, INC           21,586
      100     *  TELIGENT, INC                            1,300
      400     *  TERREMARK WORLDWIDE, INC                 1,020
      168     *  TIME WARNER TELECOM, INC                 8,116
      100     *  TRITON PCS HOLDINGS, INC (CLASS
                   A)                                     2,750
       59     *  U.S. CELLULAR CORP                       4,130
      100     *  UTSTARCOM, INC                           2,093
   10,036        VERIZON COMMUNICATIONS                 486,118
       51     *  VIATEL, INC                                522
      807     *  VOICESTREAM WIRELESS CORP               93,662
      163     *  WESTERN WIRELESS CORP (CLASS A)          5,806
      100     *  WILLIAMS COMMUNICATIONS GROUP,
                   INC                                    2,000
      295     *  WINSTAR COMMUNICATIONS, INC              4,572
   10,572     *  WORLDCOM, INC                          321,124
                                                    -----------
                                                      3,727,832
                                                    -----------
ELECTRIC, GAS AND OTHER -- 3.40%
    1,234     *  AES CORP                                84,529
      200        AGL RESOURCES, INC                       4,012
      412        ALLEGHENY ENERGY, INC                   15,733
      262        ALLETE                                   5,796
      281        ALLIANT ENERGY CORP                      8,254
      677     *  ALLIED WASTE INDUSTRIES, INC             6,219
      492        AMEREN CORP                             20,602
    1,153        AMERICAN ELECTRIC POWER CO, INC         45,111
      547        AMERICAN WATER WORKS CO, INC            15,076
      111        ATMOS ENERGY CORP                        2,289
    1,328     *  AUTONATION, INC                          7,968
      200        AVISTA CORP                              4,500
       76        BLACK HILLS CORP                         2,132
      142        CALIFORNIA WATER SERVICE GROUP           3,798
      550     *  CALPINE CORP                            57,406
      100     *  CASELLA WASTE SYSTEMS, INC (CLASS
                   A)                                     1,012
       60        CH ENERGY GROUP, INC                     2,392
      536        CINERGY CORP                            17,721
      934     *  CITIZENS COMMUNICATIONS CO              12,550
      100        CLECO CORP                               4,675
      371        CMS ENERGY CORP                          9,993
      741        COASTAL CORP                            54,926
      294        COLUMBIA ENERGY GROUP                   20,874
      294        CONECTIV, INC                            5,255
      792        CONSOLIDATED EDISON CO OF NEW
                   YORK, INC                             27,027
      536        CONSTELLATION ENERGY GROUP              26,666
      572        CP&L ENERGY, INC                        23,845
      867        DOMINION RESOURCES, INC                 50,340
      568        DPL, INC                                16,898
      165        DQE, INC                                 6,620
      520        DTE ENERGY CO                           19,890
    1,311        DUKE ENERGY CORP                       112,418

 SHARES                                                VALUE
      804        DYNEGY, INC                        $    45,828
      100        EASTERN ENTERPRISES CO                   6,381
    1,244        EDISON INTERNATIONAL CO                 24,024
      212     *  EL PASO ELECTRIC CO                      2,919
      807        EL PASO ENERGY CORP                     49,731
       61        EMPIRE DISTRICT ELECTRIC CO              1,601
      100        ENERGEN CORP                             2,975
      470        ENERGY EAST CORP                        10,633
      765        ENTERGY CORP                            28,496
      100        EQUITABLE RESOURCES, INC                 6,337
      835        FIRSTENERGY CORP                        22,492
      328        FLORIDA PROGRESS CORP                   17,363
      642        FPL GROUP, INC                          42,211
      442        GPU, INC                                14,337
      100        HAWAIIAN ELECTRIC INDUSTRIES, INC        3,487
      100        IDACORP, INC                             4,625
      276        IPALCO ENTERPRISES, INC                  6,313
      222        KANSAS CITY POWER & LIGHT CO             5,924
      480        KEYSPAN CORP                            19,260
      366        KINDER MORGAN, INC                      14,983
       67        LACLEDE GAS CO                           1,448
      465        LOUISVILLE GAS & ELECTRIC ENERGY
                   CORP                                  11,363
       56        MADISON GAS & ELECTRIC CO                1,274
      307        MCN ENERGY GROUP, INC                    7,866
      200        MDU RESOURCES GROUP, INC                 5,950
      395        MONTANA POWER CO                        13,183
      100        NATIONAL FUEL GAS CO                     5,606
       63        NEW JERSEY RESOURCES CORP                2,559
      247     *  NEWPARK RESOURCES, INC                   2,284
      671     *  NIAGARA MOHAWK HOLDINGS, INC            10,568
      168        NICOR, INC                               6,079
      448        NISOURCE, INC                           10,920
      471        NORTHEAST UTILITIES CO                  10,214
      100        NORTHWEST NATURAL GAS CO                 2,275
      100        NORTHWESTERN CORP                        1,950
      100     *  NRG ENERGY, INC                          3,650
      244        NSTAR                                    9,821
       45        NUI CORP                                 1,358
      177     *  OGDEN CORP                               2,400
      278        OGE ENERGY CORP                          5,924
      113        ONEOK, INC                               4,491
       84        OTTER TAIL POWER CO                      1,942
      566        PECO ENERGY CO                          34,278
      100        PEOPLES ENERGY CORP                      3,337
    1,376        PG&E CORP                               33,282
      127        PHILADELPHIA SUBURBAN CORP               2,944
      100        PIEDMONT NATURAL GAS CO, INC             3,062
      304        PINNACLE WEST CAPITAL CORP              15,466
      425        POTOMAC ELECTRIC POWER CO               10,704
      515        PPL CORP                                21,501
      128        PUBLIC SERVICE CO OF NEW MEXICO          3,312
      783        PUBLIC SERVICE ENTERPRISE GROUP,
                   INC                                   34,990
      303        PUGET SOUND ENERGY, INC                  7,688
      295        QUESTAR CORP                             8,204
      875        RELIANT ENERGY, INC                     40,687
      527     *  REPUBLIC SERVICES, INC (CLASS A)         6,916

 68  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
ELECTRIC, GAS AND OTHER -- (CONTINUED)
      100        RGS ENERGY GROUP, INC              $     2,818
      363        SCANA CORP                              11,207
       63        SEMCO ENERGY, INC                          968
      732        SEMPRA ENERGY                           15,234
      280        SIERRA PACIFIC RESOURCES (NEW)           5,040
    2,312        SOUTHERN CO                             74,995
      135     *  SOUTHERN UNION CO                        2,674
      110        SOUTHWEST GAS CORP                       2,303
      100        SOUTHWESTERN ENERGY CO                     875
       48     *  STERICYCLE, INC                          1,176
      464        TECO ENERGY, INC                        13,340
      891        TXU CORP                                35,305
      100     *  U.S. LIQUIDS, INC                          375
      100        UGI CORP                                 2,425
       51        UIL HOLDINGS CORP                        2,623
      580        UNICOM CORP                             32,588
      115        UNISOURCE ENERGY CORP HOLDINGS CO        1,883
      333        UTILICORP UNITED, INC                    8,616
      233        VECTREN CORP                             4,732
      166        WASHINGTON GAS LIGHT CO                  4,461
      100     *  WASTE CONNECTIONS, INC                   2,562
    2,221        WASTE MANAGEMENT, INC                   38,728
       54        WESTERN GAS RESOURCES, INC               1,353
      243        WESTERN RESOURCES, INC                   5,254
    1,558        WILLIAMS COS, INC                       67,319
      422        WISCONSIN ENERGY CORP                    8,413
      100        WPS RESOURCES CORP                       3,275
    1,196        XCEL ENERGY, INC                        32,890
                                                    -----------
                                                      1,759,375
                                                    -----------
                 TOTAL UTILITIES                      5,487,207
                                                    -----------
TOTAL COMMON STOCK
(Cost $47,893,053)                                   51,587,640
                                                    -----------

PRINCIPAL                                              VALUE
SHORT TERM INVESTMENT -- 0.79%
U.S. GOVERNMENT AND AGENCY -- 0.79%
                 FEDERAL HOME LOAN BANK (FHLB)
$ 408,000        6.200%, 10/02/00                   $   407,930
                                                    -----------
TOTAL SHORT TERM INVESTMENT
(Cost $407,930)                                         407,930
                                                    -----------
TOTAL PORTFOLIO -- 100.63%
(Cost $48,302,714)                                   51,995,969
OTHER ASSETS & LIABILITIES, NET -- (0.63%)             (326,516)
                                                    -----------
NET ASSETS -- 100.00%                               $51,669,453
                                                    ===========

---------------
* Non-income producing
b In bankruptcy

At September 30, 2000, the aggregate cost of portfolio investments for federal income tax purposes was $48,454,039. Net unrealized appreciation aggregated $3,541,930, of which $9,105,519 related to appreciated portfolio investments and $5,563,589 related to depreciated portfolio investments.

See notes to financial statements                        2000 ANNUAL REPORT   69

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL SOCIAL CHOICE EQUITY FUND

                            STATEMENT OF INVESTMENTS

                               September 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
COMMON STOCK -- 98.95%
BASIC INDUSTRIES -- 3.76%
CHEMICALS AND PLASTIC -- 3.10%
   2,000        AIR PRODUCTS & CHEMICALS, INC       $    72,000
     900        AVON PRODUCTS, INC                       36,787
     600        CABOT CORP                               19,012
   1,100        CLOROX CO                                43,518
   2,300        COLGATE PALMOLIVE CO                    108,560
   1,100        ECOLAB, INC                              39,668
     200        FULLER (H.B.) CO                          5,750
   1,700        ILLINOIS TOOL WORKS, INC                 94,987
     500        INTERNATIONAL FLAVORS &
                  FRAGRANCES, INC                         9,125
     200        NCH CORP                                  7,062
   1,666        PHARMACIA CORP                          100,272
   1,200     *  POLYONE CORP                              8,775
   1,400        PRAXAIR, INC                             52,325
   4,500        PROCTER & GAMBLE CO                     301,500
     900        SCHULMAN (A.), INC                        9,900
                                                    -----------
                                                        909,241
                                                    -----------
STEEL AND OTHER METALS -- 0.36%
   1,500        BIRMINGHAM STEEL CORP                     4,031
   2,700        CROWN CORK & SEAL CO, INC                28,856
   1,500        NUCOR CORP                               45,187
   2,800        WORTHINGTON INDUSTRIES, INC              26,250
                                                    -----------
                                                        104,324
                                                    -----------
PAPER AND FOREST PRODUCTS -- 0.30%
   1,200        AVERY DENNISON CORP                      55,650
   1,800        SONOCO PRODUCTS CO                       32,512
                                                    -----------
                                                         88,162
                                                    -----------
                TOTAL BASIC INDUSTRIES                1,101,727
                                                    -----------
BUSINESS SERVICES -- 0.17%
ADVERTISING AND OTHER SERVICES -- 0.17%
     700        OMNICOM GROUP, INC                       51,056
                                                    -----------
                TOTAL BUSINESS SERVICES                  51,056
                                                    -----------
CONSTRUCTION AND REAL ESTATE -- 2.77%
BUILDING MATERIALS -- 2.58%
     800        CORNING, INC                            237,600
   6,250        HOME DEPOT, INC                         331,640
   1,000        LOWE'S COS, INC                          44,875
   2,000        MASCO CORP                               37,250
   2,200        PPG INDUSTRIES, INC                      87,312
   1,948     *  STORA ENSO OYJ (SPONS ADR)               16,071
                                                    -----------
                                                        754,748
                                                    -----------
CONSTRUCTION -- 0.19%
     400        HILLENBRAND INDUSTRIES, INC              17,900
   1,500        NEWELL RUBBERMAID, INC                   34,218
     100        PULTE CORP                                3,300
                                                    -----------
                                                         55,418
                                                    -----------
                TOTAL CONSTRUCTION AND REAL ESTATE      810,166
                                                    -----------

 SHARES                                                VALUE
CONSUMER DURABLE -- 0.73%
HOME APPLIANCES AND FURNISHINGS -- 0.35%
   3,300        GILLETTE CO                         $   101,887
                                                    -----------
TEXTILE, APPAREL AND ACCESSORIES -- 0.38%
   2,250        GAP, INC                                 45,281
     500        LIMITED, INC                             11,031
     100        LIZ CLAIBORNE, INC                        3,850
   1,000        NIKE, INC (CLASS B)                      40,062
     500        V.F. CORP                                12,343
                                                    -----------
                                                        112,567
                                                    -----------
                TOTAL CONSUMER DURABLE                  214,454
                                                    -----------
ENERGY -- 3.78%
OIL, GAS AND OTHER ENERGY SERVICES -- 3.78%
   1,973        ANADARKO PETROLEUM CORP                 131,125
   1,200        APACHE CORP                              70,950
     300     *  BJ SERVICES CO                           18,337
   2,500        BURLINGTON RESOURCES, INC                92,031
     836        DEVON ENERGY CORP (NEW)                  50,285
   3,300        ENRON CORP                              289,162
   2,200        HALLIBURTON CO                          107,662
     900        HELMERICH & PAYNE, INC                   32,512
     700        MITCHELL ENERGY & DEVELOPMENT CORP
                  (CLASS A)                              32,637
   1,400        MURPHY OIL CORP                          90,737
     600     *  NABORS INDUSTRIES, INC                   31,440
     800        NOBLE AFFILIATES, INC                    29,700
     500     *  NOBLE DRILLING CORP                      25,125
     600     *  ROWAN COS, INC                           17,400
   1,200        TRANSOCEAN SEDCO FOREX, INC              70,350
     400     *  WEATHERFORD INTERNATIONAL, INC           17,200
                                                    -----------
                TOTAL ENERGY                          1,106,653
                                                    -----------
FINANCE -- 20.32%
BANKS, SAVINGS AND LOANS -- 9.46%
   5,700        BANK OF AMERICA CORP                    298,537
   2,400        BANK OF NEW YORK CO, INC                134,550
   3,800        BANK ONE CORP                           146,775
   4,400        CHASE MANHATTAN CORP                    203,225
  13,200        CITIGROUP, INC                          713,625
   1,150        FIFTH THIRD BANCORP                      61,956
   3,800        FIRST UNION CORP                        122,312
   2,600        FLEETBOSTON FINANCIAL CORP              101,400
     900        KEYCORP                                  22,781
   3,100        MBNA CORP                               119,350
   1,100        MELLON FINANCIAL CORP                    51,012
     700        MORGAN (J.P.) & CO, INC                 114,362
   1,900        NATIONAL CITY CORP                       42,037
     200        NORTHERN TRUST CORP                      17,775
   1,100        PNC FINANCIAL SERVICES GROUP, INC        71,500
     500        PROVIDIAN FINANCIAL CORP                 63,500
     300        STATE STREET CORP                        39,000
   1,000        SUNTRUST BANKS, INC                      49,812
   2,300        U.S. BANCORP                             52,325
     700        WACHOVIA CORP                            39,681

 70  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL SOCIAL CHOICE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
BANKS, SAVINGS AND LOANS -- (CONTINUED)
   1,600        WASHINGTON MUTUAL, INC              $    63,700
   5,300        WELLS FARGO CO                          243,468
                                                    -----------
                                                      2,772,683
                                                    -----------
CREDIT AND OTHER FINANCE -- 4.22%
   5,000        AMERICAN EXPRESS CO                     303,750
   2,700        ASSOCIATES FIRST CAPITAL CORP           102,600
     500        CAPITAL ONE FINANCIAL CORP               35,031
     200        CARRAMERICA REALTY CORP                   6,050
   1,000        CRESCENT REAL ESTATE EQUITIES CO         22,312
     500        DUKE-WEEKS REALTY CORP                   12,062
   1,000     *  DUN & BRADSTREET CORP                    34,437
     100        EQUITY OFFICE PROPERTIES TRUST            3,106
   3,800        FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION                           271,700
     100        FINOVA GROUP, INC                           725
     100        FIRST INDUSTRIAL REALTY TRUST, INC        3,075
   2,600        FIRSTAR CORP                             58,175
   2,700        FREDDIE MAC                             145,968
     200        HIGHWOODS PROPERTIES, INC                 4,725
   2,300        HOUSEHOLD INTERNATIONAL, INC            130,237
     200        LIBERTY PROPERTY TRUST CO                 5,500
     200        ROUSE CO                                  4,987
   1,100        SIMON PROPERTY GROUP, INC                25,781
     200        SPIEKER PROPERTIES, INC                  11,512
     800        USA EDUCATION, INC                       38,550
     400        WEINGARTEN REALTY INVESTORS, INC         16,300
                                                    -----------
                                                      1,236,583
                                                    -----------
INSURANCE -- 4.49%
   1,000        AEGON NV ARS                             37,125
     300        AETNA, INC                               17,418
     600        AFLAC, INC                               38,437
   2,500        ALLSTATE CORP                            86,875
   1,400        AMERICAN GENERAL CORP                   109,200
   7,162        AMERICAN INTERNATIONAL GROUP, INC       685,313
     500        CHUBB CORP                               39,562
     700        CIGNA CORP                               73,080
     700        CONSECO, INC                              5,337
     500     *  HUMANA, INC                               5,375
     200        JEFFERSON-PILOT CORP                     13,575
     200     *  JOHN HANCOCK FINANCIAL SERVICES,
                  INC                                     5,375
   1,200        MARSH & MCLENNAN COS, INC               159,300
     200        SAFECO CORP                               5,450
     300        ST. PAUL COS, INC                        14,793
     200     *  UNITEDHEALTH GROUP, INC                  19,750
                                                    -----------
                                                      1,315,965
                                                    -----------
SECURITIES AND COMMODITIES -- 2.15%
     100        BEAR STEARNS COS, INC                     6,300
   2,600        MERRILL LYNCH & CO, INC                 171,600
   3,400        MORGAN STANLEY DEAN WITTER & CO         310,887

 SHARES                                                VALUE
   3,650        SCHWAB (CHARLES) CORP               $   129,575
     100        THE GOLDMAN SACHS GROUP, INC             11,393
                                                    -----------
                                                        629,755
                                                    -----------
                TOTAL FINANCE                         5,954,986
                                                    -----------
FOODS AND RELATED -- 5.14%
BEVERAGES, OTHER FOOD PRODUCTS -- 5.14%
   1,467        ALBERTSON'S, INC                         30,807
   1,000        BESTFOODS, INC                           72,750
   1,600        CAMPBELL SOUP CO                         41,400
   7,300        COCA COLA CO                            402,412
   1,300        COCA COLA ENTERPRISES, INC               20,718
     600        DARDEN RESTAURANTS, INC                  12,487
   1,400        GENERAL MILLS, INC                       49,700
   1,600        HEINZ (H.J.) CO                          59,300
     500        HERSHEY FOODS CORP                       27,062
   1,500        KELLOGG CO                               36,281
   2,100     *  KROGER CO                                47,381
   5,400        MCDONALD'S CORP                         163,012
     500        NABISCO GROUP HOLDINGS CORP              14,250
   4,700        PEPSICO, INC                            216,200
     600        QUAKER OATS CO                           47,475
     700        RALSTON PURINA CO                        16,581
   1,300     *  SAFEWAY, INC                             60,693
   1,300        SYSCO CORP                               60,206
   1,900        UNILEVER NV (NEW YORK SHS)               91,675
     500        WRIGLEY (WM) JR CO                       37,437
                                                    -----------
                TOTAL FOODS AND RELATED               1,507,827
                                                    -----------
HEALTH -- 12.07%
DRUGS AND PHARMACEUTICALS -- 9.57%
     500        ALLERGAN, INC                            42,218
     400     *  ALZA CORP                                34,600
   2,900     *  AMGEN, INC                              202,501
     200        BERGEN BRUNSWIG CORP (CLASS A)            2,337
   6,000        BRISTOL MYERS SQUIBB CO                 342,750
     900        CARDINAL HEALTH, INC                     79,368
   1,100        CVS CORP                                 50,943
     100     *  FOREST LABORATORIES, INC                 11,468
     100     *  GENZYME CORP (GENERAL DIVISION)           6,818
     100     *  IVAX CORP                                 4,600
   4,500        JOHNSON & JOHNSON CO                    422,718
   3,200        LILLY (ELI) & CO                        259,600
     400        MALLINCKRODT, INC                        18,250
     800        MCKESSON HBOC, INC                       24,450
   6,900        MERCK & CO, INC                         513,618
     200        MYLAN LABORATORIES, INC                   5,387
   9,900        PFIZER, INC                             444,881
   4,400        SCHERING-PLOUGH CORP                    204,600
     600        SIGMA ALDRICH CORP                       19,800
   3,000        WALGREEN CO                             113,812
                                                    -----------
                                                      2,804,719
                                                    -----------
MEDICAL EQUIPMENT AND SUPPLIES -- 2.01%
   1,029     *  AGILENT TECHNOLOGIES, INC                50,356

See notes to financial statements                        2000 ANNUAL REPORT   71

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL SOCIAL CHOICE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
MEDICAL EQUIPMENT AND SUPPLIES -- (CONTINUED)
     300        BAUSCH & LOMB, INC                  $    11,681
   1,100        BAXTER INTERNATIONAL, INC                87,793
   1,300        BECTON DICKINSON & CO                    34,368
     850        BIOMET, INC                              29,750
   1,200     *  BOSTON SCIENTIFIC CORP                   19,725
   1,100     *  GUIDANT CORP                             77,756
   4,000        MEDTRONIC, INC                          207,250
     500        PE CORP-PE BIOSYSTEMS GROUP              58,250
     200     *  ST. JUDE MEDICAL, INC                    10,200
                                                    -----------
                                                        587,129
                                                    -----------
MEDICAL FACILITIES MANAGEMENT -- 0.50%
   2,500        HCA-THE HEALTHCARE CO                    92,812
   1,500        TENET HEALTHCARE CORP                    54,562
                                                    -----------
                                                        147,374
                                                    -----------
                TOTAL HEALTH                          3,539,222
                                                    -----------
INDUSTRIAL MACHINERY -- 2.15%
ELECTRICAL -- 0.86%
     200        AVNET, INC                                5,675
     400        BALDOR ELECTRIC CO                        8,125
   1,100        COOPER INDUSTRIES, INC                   38,775
   2,700        EMERSON ELECTRIC CO                     180,900
     400        GRAINGER (W.W.), INC                     10,525
     400        THOMAS & BETTS CORP                       6,975
                                                    -----------
                                                        250,975
                                                    -----------
OTHER INDUSTRIAL EQUIPMENT -- 1.29%
   2,400     *  APPLIED MATERIALS, INC                  142,350
   1,700        BAKER HUGHES, INC                        63,112
     400        CUMMINS ENGINE CO, INC                   11,975
   1,400        DEERE & CO                               46,550
     400        GRACO, INC                               12,900
     700     *  GRANT PRIDECO, INC                       15,356
   1,000        INGERSOLL-RAND CO                        33,875
     600        NORDSON CORP                             17,062
     200     *  SMITH INTERNATIONAL, INC                 16,312
   1,300        TIMKEN CO                                17,793
                                                    -----------
                                                        377,285
                                                    -----------
                TOTAL INDUSTRIAL MACHINERY              628,260
                                                    -----------
MEDIA AND LEISURE -- 4.27%
BROADCASTING -- 3.38%
   1,300     *  CLEAR CHANNEL COMMUNICATIONS, INC        73,450
   2,400     *  COMCAST CORP (CLASS A) SPECIAL           98,250
     600     *  COX COMMUNICATIONS, INC (CLASS A)        22,950
   6,600        DISNEY (WALT) CO                        252,450
   3,900        TIME WARNER, INC                        305,175
   4,053     *  VIACOM, INC (CLASS B)                   237,100
                                                    -----------
                                                        989,375
                                                    -----------
PUBLISHING -- 0.89%
     300        DELUXE CORP                               6,093
     500        DOW JONES & CO, INC                      30,250
   1,400        GANNETT CO, INC                          74,200

 SHARES                                                VALUE
     300        KNIGHT-RIDDER, INC                  $    15,243
   1,300        MCGRAW HILL COS, INC                     82,631
     600        NEW YORK TIMES CO (CLASS A)              23,587
     660        TRIBUNE CO                               28,792
                                                    -----------
                                                        260,796
                                                    -----------
                TOTAL MEDIA AND LEISURE               1,250,171
                                                    -----------
RETAIL AND WHOLESALE -- 3.68%
     500     *  BEST BUY CO, INC                         31,812
     800     *  COSTCO WHOLESALE CORP                    27,950
     100     *  FEDERATED DEPARTMENT STORES, INC          2,612
     800        HASBRO, INC                               9,150
     800     *  K MART CORP                               4,800
     400     *  KOHL'S CORP                              23,075
   2,000        MATTEL, INC                              22,375
     400        MAY DEPARTMENT STORES CO                  8,200
   2,900        MINNESOTA MINING & MANUFACTURING
                  CO                                    264,262
     600        PENNEY, (J.C.) CO, INC                    7,087
     500        RADIOSHACK CORP                          32,312
   1,000        SEARS ROEBUCK & CO                       32,420
   2,000        TARGET CORP                              51,250
     400     *  TOYS 'R' US, INC                          6,500
  11,500        WAL-MART STORES, INC                    553,437
                                                    -----------
                                                      1,077,242
                                                    -----------
                TOTAL RETAIL AND WHOLESALE            1,077,242
                                                    -----------
TECHNOLOGY -- 27.79%
COMMUNICATIONS EQUIPMENT -- 2.34%
   1,300     *  ADC TELECOMMUNICATIONS, INC              34,957
     200     *  GLENAYRE TECHNOLOGIES, INC                2,175
   7,500        NORTEL NETWORKS CORP (U.S.)             446,718
   1,900     *  QUALCOMM, INC                           135,375
     300     *  SENSORMATIC ELECTRONICS CORP              4,500
   1,300     *  TELLABS, INC                             62,075
                                                    -----------
                                                        685,800
                                                    -----------
COMPUTERS AND OFFICE EQUIPMENT -- 25.33%
     500     *  3COM CORP                                 9,593
   1,000     *  ADVANCED MICRO DEVICES, INC              23,625
   1,300     *  ALTERA CORP                              62,075
   5,700     *  AMERICA ONLINE, INC                     306,375
     500     *  AMERICAN POWER CONVERSION CORP            9,593
   1,000     *  ANALOG DEVICES, INC                      82,562
   1,100     *  APPLE COMPUTER, INC                      28,325
   3,000        AUTOMATIC DATA PROCESSING, INC          200,625
     600     *  BROADCOM CORP (CLASS A)                 146,250
  17,000     *  CISCO SYSTEMS, INC                      939,250
   4,800        COMPAQ COMPUTER CORP                    132,384
   1,400        COMPUTER ASSOCIATES INTERNATIONAL,
                  INC                                    35,262
   6,600     *  DELL COMPUTER CORP                      203,362
     100        DIEBOLD, INC                              2,656
   1,700        ELECTRONIC DATA SYSTEMS CORP             70,550
   5,400     *  EMC CORP                                535,275
   1,200        FIRST DATA CORP                          46,875

 72  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL SOCIAL CHOICE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
COMPUTERS AND OFFICE EQUIPMENT -- (CONTINUED)
     130     *  GARTNER GROUP, INC (CLASS B)        $     1,413
     800     *  GATEWAY, INC                             37,400
   2,700        HEWLETT-PACKARD CO                      261,900
     400        IKON OFFICE SOLUTIONS, INC                1,575
   1,300        IMS HEALTH, INC                          26,975
  17,600        INTEL CORP                              731,500
   4,900        INTERNATIONAL BUSINESS MACHINES
                  CORP                                  551,250
   1,000     *  LSI LOGIC CORP                           29,250
     100     *  MERCURY INTERACTIVE CORP                 15,675
   1,600     *  MICRON TECHNOLOGY, INC                   73,600
  12,700     *  MICROSOFT CORP                          765,968
     825        MOLEX, INC                               44,910
     700     *  NATIONAL SEMICONDUCTOR CORP              28,175
     700     *  NETWORK APPLIANCE, INC                   89,162
     800     *  NOVELL, INC                               7,950
   6,800     *  ORACLE CORP                             535,500
   1,434     *  PALM, INC                                75,912
     500        PAYCHEX, INC                             26,250
   1,300        PITNEY BOWES, INC                        51,268
     505        SABRE HOLDINGS CORP                      14,613
     700     *  SIEBEL SYSTEMS, INC                      77,918
   1,800     *  SOLECTRON CORP                           83,025
   4,000     *  SUN MICROSYSTEMS, INC                   467,000
      65     *  SYNAVANT, INC                               434
   4,900        TEXAS INSTRUMENTS, INC                  231,218
     900     *  VERITAS SOFTWARE CORP                   127,800
     375     *  VISHAY INTERTECHNOLOGY, INC              11,531
     400        WHIRLPOOL CORP                           15,550
   1,000     *  XILINX, INC                              85,625
   1,300     *  YAHOO, INC                              118,300
                                                    -----------
                                                      7,423,284
                                                    -----------
INSTRUMENTS AND RELATED PRODUCTS -- 0.12%
   2,400        XEROX CORP                               36,150
                                                    -----------
                TOTAL TECHNOLOGY                      8,145,234
                                                    -----------
TRANSPORTATION -- 0.96%
AIR TRANSPORTATION -- 0.48%
     700     *  AMR CORP                                 22,881
     400        DELTA AIRLINES, INC                      17,750
   1,100     *  FEDEX CORP                               48,774
   1,950        SOUTHWEST AIRLINES CO                    47,287
     100     *  U.S. AIRWAYS GROUP, INC                   3,043
                                                    -----------
                                                        139,735
                                                    -----------
AUTOS, TIRES AND RELATED PRODUCTS -- 0.33%
     100        BANDAG, INC                               3,593
     400        DELPHI AUTOMOTIVE SYSTEMS CORP            6,050
     600        FEDERAL-MOGUL CORP                        3,262
     200        FLEETWOOD ENTERPRISES, INC                2,712
   2,200        GENUINE PARTS CO                         41,937
     500        HARLEY DAVIDSON, INC                     23,937

 SHARES                                                VALUE
     500        MODINE MANUFACTURING CO             $    14,085
     100        RYDER SYSTEM, INC                         1,843
                                                    -----------
                                                         97,419
                                                    -----------
RAILROADS -- 0.15%
   3,000        NORFOLK SOUTHERN CORP                    43,875
                                                    -----------
                TOTAL TRANSPORTATION                    281,029
                                                    -----------
UTILITIES -- 11.36%
TELEPHONE -- 7.71%
     700        ALLTEL CORP                              36,531
  10,190        AT & T CORP                             299,331
   1,400     *  AT & T - LIBERTY MEDIA GROUP
                  (CLASS A)                              25,200
   5,700        BELLSOUTH CORP                          229,425
   1,900     *  GLOBAL CROSSING LTD                      58,900
   8,800        LUCENT TECHNOLOGIES, INC                268,950
   1,600     *  NEXTEL COMMUNICATIONS, INC (CLASS
                  A)                                     74,800
   3,285     *  QWEST COMMUNICATIONS
                  INTERNATIONAL, INC                    157,885
   9,374        SBC COMMUNICATIONS, INC                 468,700
   2,200        SPRINT CORP (FON GROUP)                  64,487
   2,000     *  SPRINT CORP (PCS GROUP)                  70,125
   6,100        VERIZON COMMUNICATIONS                  295,468
   6,950     *  WORLDCOM, INC                           211,106
                                                    -----------
                                                      2,260,908
                                                    -----------
ELECTRIC, GAS AND OTHER -- 3.65%
     600        AGL RESOURCES, INC                       12,037
   1,500        COLUMBIA ENERGY GROUP                   106,500
   1,600        EL PASO ENERGY CORP                      98,600
     700        EQUITABLE RESOURCES, INC                 44,362
   1,000        IDACORP, INC                             46,250
   1,700        KEYSPAN CORP                             68,212
   2,200        LOUISVILLE GAS & ELECTRIC ENERGY
                  CORP                                   53,762
   1,000        MCN ENERGY GROUP, INC                    25,625
     500        NATIONAL FUEL GAS CO                     28,031
   1,000        NICOR, INC                               36,187
   1,700        NISOURCE, INC                            41,437
   2,500        OGE ENERGY CORP                          53,281
     700        PEOPLES ENERGY CORP                      23,362
   3,100        POTOMAC ELECTRIC POWER CO                78,081
   2,400        PUGET SOUND ENERGY, INC                  60,900
   2,452        SCOTTISH POWER PLC ADR                   73,713
     100     *  SOUTHERN UNION CO                         1,981
   2,700        TECO ENERGY, INC                         77,625
   3,300        WILLIAMS COS, INC                       139,495
                                                    -----------
                                                      1,069,441
                                                    -----------
                TOTAL UTILITIES                       3,330,349
                                                    -----------
TOTAL COMMON STOCK
(Cost $26,829,308)                                   28,998,376
                                                    -----------

See notes to financial statements                        2000 ANNUAL REPORT   73

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL SOCIAL CHOICE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PRINCIPAL                                              VALUE
SHORT TERM INVESTMENT -- 0.41%
U.S. GOVERNMENT AND AGENCY -- 0.41%
                FEDERAL HOME LOAN BANK (FHLB)
$ 120,000         6.200%, 10/02/00                  $   119,979
                                                    -----------
TOTAL SHORT TERM INVESTMENT
(Cost $119,979)                                         119,979
                                                    -----------
TOTAL PORTFOLIO -- 99.36%
(Cost $26,949,287)                                   29,118,355
OTHER ASSETS & LIABILITIES, NET -- 0.64%                189,053
                                                    -----------
NET ASSETS -- 100.00%                               $29,307,408
                                                    ===========

---------------
* Non-income producing

At September 30, 2000, the aggregate cost of portfolio investments for federal income tax purposes was $26,958,560. Net unrealized appreciation aggregated $2,159,795, of which $5,494,616 related to appreciated portfolio investments and $3,334,821 related to depreciated portfolio investments.

 74  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                     INSTITUTIONAL BOND FUND

                            STATEMENT OF INVESTMENTS

                               SEPTEMBER 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 PRINCIPAL                                RATING+      VALUE
BONDS -- 95.99%
CORPORATE BONDS -- 30.84%
ASSET BACKED -- 5.78%
                   CAPITAL ONE MASTER
                     TRUST SERIES 2000-2
                     (CLASS A)
  $1,000,000       7.200%, 08/15/08        AAA      $  1,017,600
                   CIT EQUIPMENT
                     COLLATERAL SERIES
                     2000-2 (CLASS A3)
   1,000,000       6.840%, 06/20/04        AAA         1,001,170
                   CONSECO FINANCE
                     SECURITIZATIONS
                     CORP SERIES 2000-1
                     (CLASS A2)
   1,000,000       7.190%, 05/01/31        AAA         1,002,060
                   GE CAPITAL MORTGAGE
                     SERVICES, INC
                     SERIES 1999-HE1
                     (CLASS A3)
   1,000,000       6.035%, 06/25/20        AAA           983,120
                   HOUSEHOLD AUTOMOTIVE
                     TRUST SERIES 2000-2
                     (CLASS A3)
   1,500,000       7.340%, 11/17/04        AAA         1,518,150
                   NAVISTAR FINANCIAL
                     CORP OWNER TRUST
                     SERIES 2000-A
                     (CLASS A4)
     500,000       7.340%, 01/15/07        AAA           507,685
                   RESIDENTIAL ASSET
                     SECURITIES CORP
                     SERIES 1999-KS2
                     (CLASS AI9)
   1,750,000       7.150%, 07/25/30        AAA         1,741,862
                   RESIDENTIAL ASSET
                     SECURITIES CORP
                     SERIES 1999-KS3
                     (CLASS AI3)
     500,000       7.180%, 01/25/25        AAA           499,955
                   VANDERBILT MORTGAGE
                     FINANCE SERIES
                     1999-D (CLASS IA2)
     500,000       6.815%, 08/07/12        AAA           497,575
                                                    ------------
                   TOTAL ASSET BACKED                  8,769,177
                                                    ------------
BASIC INDUSTRIES -- 0.90%
CHEMICALS AND PLASTIC -- 0.23%
                   PROCTER & GAMBLE CO
                     NOTE
     360,000       5.250%, 09/15/03        AA2           345,657
                                                    ------------
------------
+ As provided by Moody's Investors Services (unaudited).

 PRINCIPAL                                RATING+      VALUE
PAPER AND FOREST PRODUCTS -- 0.67%
                   KIMBERLY-CLARK CORP
                     NOTE
  $1,000,000       7.100%, 08/01/07        AA2      $  1,015,420
                                                    ------------
                   TOTAL BASIC
                   INDUSTRIES                          1,361,077
                                                    ------------
ENERGY -- 1.33%
OIL, GAS AND OTHER ENERGY SERVICES -- 1.33%
                   CHEVRON CORP NOTE
   1,000,000       6.625%, 10/01/04        AA2           998,920
                   REPSOL INTERNATIONAL
                     FINANCE (GUARANTEE
                     NOTE)
   1,000,000       7.450%, 07/15/05        A2          1,010,850
                                                    ------------
                   TOTAL ENERGY                        2,009,770
                                                    ------------
FINANCE -- 8.77%
BANKS, SAVINGS AND LOANS -- 2.83%
                   BANK OF AMERICA NOTE
   1,000,000       6.625%, 06/15/04        AA2           987,770
                   CHASE MANHATTAN CORP
                     (SUB NOTE)
   1,000,000       7.000%, 11/15/09        A1            981,030
                   FLEET NATIONAL BANK
                     (SUB NOTE)
   1,000,000       5.750%, 01/15/09        A2            896,150
                   PNC FUNDING CORP
                     (GUARANTEE NOTE)
     500,000       6.950%, 09/01/02        A2            499,560
                   ROYAL BANK OF
                     SCOTLAND GROUP PLC
                     (SUB NOTE)
   1,000,000       6.400%, 04/01/09        A1            930,733
                                                    ------------
                                                       4,295,243
                                                    ------------
CREDIT AND OTHER FINANCE -- 3.94%
                   ASSOCIATES CORP NA
                     DEB
     500,000       6.950%, 11/01/18        AA3           466,290
                   BOMBARDIER CAPITAL,
                     INC NOTE
     500,000  g    7.300%, 12/15/02        AA3           496,989
                   DAIMLERCHRYSLER NA
                     HOLDINGS (GUARANTEE
                     NOTE)
     500,000       6.460%, 12/07/01        A1            496,615
                   FORD MOTOR CREDIT CO
                     NOTE
   1,000,000       7.500%, 03/15/05        A1          1,008,190
                   GENERAL ELECTRIC
                     CAPITAL CORP NOTE
   1,000,000       7.000%, 03/01/02        AAA         1,003,070
   1,000,000       7.250%, 05/03/04        AAA         1,015,560
                   GENERAL MOTORS
                     ACCEPTANCE CORP
                     NOTE
   1,000,000       6.850%, 06/17/04        A2            993,050

See notes to financial statements                        2000 ANNUAL REPORT   75

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                     INSTITUTIONAL BOND FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 PRINCIPAL                                RATING+      VALUE
CREDIT AND OTHER FINANCE -- (CONTINUED)
                   NEWCOURT CREDIT GROUP
                     (GUARANTEE NOTE)
  $  500,000       6.875%, 02/16/05        A1       $    492,590
                                                    ------------
                                                       5,972,354
                                                    ------------
INSURANCE -- 0.67%
                   GE GLOBAL INSURANCE
                     NOTE
   1,000,000       7.500%, 06/15/10        AA1         1,013,520
                                                    ------------
SECURITIES AND COMMODITIES -- 1.33%
                   GOLDMAN SACHS GROUP,
                     INC (SR UNSUB)
   1,000,000       7.800%, 01/28/10        A1          1,017,610
                   MORGAN STANLEY DEAN
                     WITTER (SR NOTE)
   1,000,000       7.125%, 08/15/03        AA3         1,005,365
                                                    ------------
                                                       2,022,975
                                                    ------------
                   TOTAL FINANCE                      13,304,092
                                                    ------------
FOODS AND RELATED -- 0.65%
BEVERAGES, OTHER FOOD PRODUCTS -- 0.65%
                   DIAGEO CAPITAL PLC
                     (GUARANTEE NOTE)
   1,000,000       7.250%, 11/01/09        A1            987,750
                                                    ------------
                   TOTAL FOODS AND
                     RELATED                             987,750
                                                    ------------
INDUSTRIAL MACHINERY -- 1.34%
ELECTRICAL -- 1.34%
                   EMERSON ELECTRIC CO
                     NOTE
   1,000,000       7.875%, 06/01/05        AA1         1,041,990
   1,000,000       7.125%, 08/15/10        AA1           994,550
                                                    ------------
                   TOTAL INDUSTRIAL
                     MACHINERY                         2,036,540
                                                    ------------
MEDIA AND LEISURE -- 1.66%
BROADCASTING -- 1.66%
                   CLEAR CHANNEL
                     COMMUNICATIONS, INC
                     (SR NOTE)
   1,000,000       7.250%, 09/15/03        BAA3        1,002,800
                   TIME WARNER, INC NOTE
     500,000       7.750%, 06/15/05        BAA3          512,350
                   WALT DISNEY CO (SR
                     NOTE)
   1,050,000       5.125%, 12/15/03        A2          1,006,572
                                                    ------------
                   TOTAL MEDIA AND
                     LEISURE                           2,521,722
                                                    ------------
------------
+ As provided by Moody's Investors Services (unaudited).

 PRINCIPAL                                RATING+      VALUE
OTHER MORTGAGE BACKED
  SECURITIES -- 2.56%
                   BEAR STEARNS
                     COMMERCIAL MORTGAGE
                     SECURITIES SERIES
                     2000-WF2 (CLASS A1)
  $1,250,000  h    7.110%, 09/15/09        NR       $  1,254,687
                   BEAR STEARNS
                     COMMERCIAL MORTGAGE
                     SECURITIES SERIES
                     1999-WF2 (CLASS A2)
     250,000       7.080%, 06/15/09        AAA           249,933
                   CHASE MANHATTAN
                     BANK -- FIRST UNION
                     NATIONAL SERIES
                     1999-1 (CLASS A1)
   1,412,311       7.134%, 07/15/07        AAA         1,420,893
                   COMMERCIAL MORTGAGE
                     ASSET TRUST SERIES
                     1999-C1 (CLASS A3)
     200,000       6.640%, 09/17/10        AAA           192,769
                   DLJ COMMERCIAL
                     MORTGAGE CORP
                     SERIES 2000-CF1
                     (CLASS A1B)
     750,000       7.620%, 05/10/10        AAA           770,448
                                                    ------------
                   TOTAL OTHER MORTGAGE
                     BACKED SECURITIES                 3,888,730
                                                    ------------
TECHNOLOGY -- 0.91%
COMPUTERS AND OFFICE EQUIPMENT -- 0.32%
                   ELECTRONIC DATA
                     SYSTEMS NOTE
     500,000       7.450%, 10/15/29        A1            487,420
                                                    ------------
                                                         487,420
                                                    ------------
INSTRUMENTS AND RELATED
 PRODUCTS -- 0.59%
                   RAYTHEON CO
   1,000,000       7.000%, 11/01/28        BAA2          890,650
                                                    ------------
                   TOTAL TECHNOLOGY                    1,378,070
                                                    ------------
TRANSPORTATION -- 2.64%
AEROSPACE AND DEFENSE -- 1.71%
                   LOCKHEED MARTIN CORP
                     NOTE
   1,000,000       8.200%, 12/01/09        BAA3        1,041,350
   1,000,000       8.500%, 12/01/29        BAA3        1,053,730
                   UNITED TECHNOLOGY
                     CORP DEB
     500,000       7.500%, 09/15/29        A2            493,170
                                                    ------------
                                                       2,588,250
                                                    ------------

 76  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                     INSTITUTIONAL BOND FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 PRINCIPAL                                RATING+      VALUE
AUTOS, TIRES AND RELATED
  PRODUCTS -- 0.93%
                   FORD MOTOR CO NOTE
  $1,000,000       7.450%, 07/16/31        A1       $    924,740
                   TRW, INC (SR NOTE)
     500,000       6.500%, 06/01/02        BAA1          493,080
                                                    ------------
                                                       1,417,820
                                                    ------------
                   TOTAL TRANSPORTATION                4,006,070
                                                    ------------
UTILITIES -- 4.30%
TELEPHONE -- 2.91%
                   AT & T CORP NOTE
     500,000       6.500%, 03/15/29        A1            415,470
                   BELLSOUTH CAPITAL
                     FUNDING DEB
     500,000       7.875%, 02/15/30        AA3           515,775
                   DEUTSCHE TELEKOM
                     INTERNATIONAL
                     (GUARANTEE NOTE)
   1,000,000       8.250%, 06/15/30        AA2         1,026,130
                   LUCENT TECHNOLOGIES,
                     INC DEB
     500,000       6.450%, 03/15/29        A2            417,500
                   NEW ENGLAND TELEPHONE
                     & TELEGRAPH NOTE
   1,000,000       7.650%, 06/15/07        AA2         1,027,310
                   SPRINT CAPITAL CORP
                     (GUARANTEE NOTE)
   1,000,000       7.625%, 06/10/02        BAA1        1,007,420
                                                    ------------
                                                       4,409,605
                                                    ------------
ELECTRIC, GAS AND OTHER -- 1.39%
                   CENTRAL POWER & LIGHT
                     CO (FIRST MORTGAGE)
     500,000       6.625%, 07/01/05        A3            487,810
                   ILLINOIS POWER
                     (FIRST MORTGAGE)
     500,000       7.500%, 06/15/09        BAA1          498,310
                   PENN POWER & LIGHT
                     CAPITAL FUNDING (SR
                     NOTE)
     500,000       7.750%, 04/15/05        BAA2          493,450
                   WILLIAMS COS, INC
                     NOTE
     640,000       6.200%, 08/01/02        BAA2          630,252
                                                    ------------
                                                       2,109,822
                                                    ------------
                   TOTAL UTILITIES                     6,519,427
                                                    ------------
TOTAL CORPORATE BONDS
                    (Cost $47,585,226)                46,782,425
                                                    ------------
-----------
+ As provided by Moody's Investors Services (unaudited).

 PRINCIPAL                                RATING+      VALUE
GOVERNMENT BONDS -- 65.15%
AGENCY SECURITIES -- 11.23%
                   FEDERAL HOME LOAN
                     MORTGAGE CORP
                     (FHLMC)
  $2,500,000       5.000%, 01/15/04                 $  2,384,775
   4,500,000       7.375%, 05/15/03                    4,589,280
                   FEDERAL NATIONAL
                     MORTGAGE
                     ASSOCIATION (FNMA)
   6,000,000       5.250%, 01/15/03        AAA         5,838,720
   1,300,000       7.125%, 06/15/10        AAA         1,331,889
   2,760,000       7.250%, 05/15/30        AAA         2,895,405
                                                    ------------
                                                      17,040,069
                                                    ------------
FOREIGN GOVERNMENT BONDS -- 2.15%
                   CANADA GOVERNMENT
     500,000       6.750%, 08/28/06        AA2           500,575
                   MALAYSIA
   1,000,000       8.750%, 06/01/09        BAA3        1,050,470
                   MEXICAN UNITED STATES
                     NOTE
   1,000,000       8.500%, 02/01/06        BAA3          997,000
     200,000       9.875%, 02/01/10        BAA3          213,000
                   QUEBEC PROVINCE
                     CANADA
     500,000       7.500%, 09/15/29        A2            499,445
                                                    ------------
                                                       3,260,490
                                                    ------------
MORTGAGE BACKED SECURITIES -- 39.84%
                   FEDERAL HOME LOAN
                     MORTGAGE CORP GOLD
                     (FGLMC)
   1,350,000  h    7.000%, 10/25/15                    1,342,413
     472,712       6.500%, 10/01/28                      454,886
   2,989,639       6.500%, 06/01/29                    2,875,644
   1,855,339       6.500%, 07/01/29                    1,784,799
   1,000,000  h    8.500%, 09/01/30                    1,026,560
   6,200,000  h    6.500%, 10/25/30                    5,955,906
   5,450,000  h    8.000%, 10/25/30                    5,528,371
  13,175,000  h    7.000%, 11/25/30                   12,919,813
                   FEDERAL HOME LOAN
                     MORTGAGE CORP
                     (FHLMC)
   2,500,000  h    7.000%, 10/25/20                    2,451,575
   4,650,000  h    7.500%, 10/25/30                    4,642,746
                   FEDERAL NATIONAL
                     MORTGAGE
                     ASSOCIATION (FNMA)
   1,388,301       6.000%, 09/01/13                    1,338,613
     312,082       6.500%, 12/01/13                      306,473
     464,512       6.000%, 06/01/14                      447,018
     469,033       6.500%, 07/01/14                      459,868
     450,435       7.000%, 07/01/14                      447,899
   1,000,000  h    6.500%, 10/25/15                      980,310
   2,500,000  h    7.000%, 10/25/15                    2,485,150
     460,528       6.500%, 04/01/29                      442,295

See notes to financial statements                        2000 ANNUAL REPORT   77

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                     INSTITUTIONAL BOND FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 PRINCIPAL                                             VALUE
MORTGAGE BACKED SECURITIES -- (CONTINUED)
  $  439,536       6.500%, 07/01/29                 $    422,134
     741,391       7.500%, 07/01/29                      740,152
   2,937,618       8.500%, 05/01/30                    3,009,207
   4,200,000  h    7.000%, 10/25/30                    4,113,396
   2,750,000  h    7.500%, 10/25/30                    2,743,125
                   GOVERNMENT NATIONAL
                     MORTGAGE
                     ASSOCIATION (GNMA)
   1,376,461       6.500%, 05/15/28                    1,325,697
   1,450,439       6.500%, 12/15/28                    1,396,946
     472,998       7.000%, 07/15/29                      466,068
     333,048       7.500%, 07/15/29                      334,100
                                                    ------------
                                                      60,441,164
                                                    ------------
U.S. TREASURY SECURITIES -- 11.93%
                   U.S. TREASURY BOND
   1,000,000       11.750%, 02/15/10                   1,212,340
   7,530,000       8.875%, 02/15/19                    9,787,795
                   U.S. TREASURY NOTE
   2,770,000       6.750%, 05/15/05                    2,869,553
   1,538,655       4.250%, 01/15/10                    1,570,874
     500,000       5.750%, 08/15/10                      499,141
                   U.S. TREASURY STRIP
   7,720,000       0.000%, 11/15/21                    2,154,574
                                                    ------------
                                                      18,094,277
                                                    ------------
TOTAL GOVERNMENT BONDS
(Cost $96,238,570)                                    98,836,000
                                                    ------------
TOTAL BONDS
(Cost $143,823,796)                                  145,618,425
                                                    ------------
TIAA-CREF MUTUAL FUND -- 0.99%
                   TIAA-CREF HIGH-YIELD
     150,602         BOND FUND                         1,493,378
                                                    ------------
TOTAL TIAA-CREF MUTUAL FUND
(Cost $1,511,450)                                      1,493,378
                                                    ------------
SHORT TERM INVESTMENTS -- 32.50%
COMMERCIAL PAPER -- 15.12%
                   AMERICAN HONDA
                     FINANCE CORP
   5,000,000  d    6.480%, 10/12/00                    4,990,100
                   GENERAL ELECTRIC
                     CAPITAL CORP
   5,000,000  d    6.480%, 10/16/00                    4,986,500
                   HOUSTON INDUSTRIES
                     FINANCECO LP
   4,000,000  c,d  6.770%, 10/18/00                    3,987,212
                   MOTOROLA CREDIT CORP
   3,000,000  d    6.500%, 10/16/00                    2,991,875
                   PARK AVENUE
                     RECEIVABLES CORP
   3,000,000  c,d  6.520%, 10/16/00                    2,991,850

 PRINCIPAL                                             VALUE
                   PREFERRED RECEIVABLES
                     FUNDING CORP
  $3,000,000  c,d  6.520%, 10/16/00                 $  2,991,851
                                                    ------------
                                                      22,939,388
                                                    ------------
U.S. GOVERNMENT AND AGENCIES -- 17.38%
                   FEDERAL HOME LOAN
                     BANK (FHLB)
   7,372,000  d    6.200%, 10/02/00                    7,370,730
                   FEDERAL HOME LOAN
                     MORTGAGE CORP
                     (FHLMC)
  19,000,000  d    6.420%, 10/03/00                   18,993,223
                                                    ------------
                                                      26,363,953
                                                    ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $49,303,341)                                    49,303,341
                                                    ------------
TOTAL PORTFOLIO -- 129.48%
(Cost $194,638,587)                                  196,415,144
OTHER ASSETS & LIABILITIES, NET -- (29.48%)          (44,717,867)
                                                    ------------
NET ASSETS -- 100.00%                               $151,697,277
                                                    ============

---------------

c Commercial paper issued under the private placement exemption under Section 4(2) of the Securities Act of 1933.
d All or a portion of these securities have been segregated by the Custodian to cover securities purchased on a delayed delivery basis.
g    These securities are exempt from registration under Rule
     144A of the Securities Act of 1933 and may be resold in transactions exempt from registration normally to qualified institutional buyers. At September 30, 2000, the value of these securities amounted to $496,989 or 0.33% of net assets.
h These securities were purchased on a delayed delivery basis.

   At September 30, 2000, the aggregate cost of portfolio investments for federal income tax purposes was $194,787,542. Net unrealized appreciation aggregated $1,627,602, of which $1,805,573 related to appreciated portfolio investments and $177,971 related to depreciated portfolio investments.

---------------
OTHER INFORMATION (Unaudited)

   The composition of long-term debt holdings as a percentage of total value of investment in debt securities, is as follows:

MOODY'S RATINGS
AAA, AA, A           33.63%
BAA                   6.79%

   U.S. Government obligations represent 58.72% of the long-term debt portfolio value and are not reflected in the above ratings.

   The percentage not rated by Moody's Investors Services amounts to 0.86%.

 78  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL MONEY MARKET FUND

                            STATEMENT OF INVESTMENTS

                               September 30, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PRINCIPAL                                               VALUE
SHORT TERM INVESTMENTS -- 100.48%
COMMERCIAL PAPER -- 92.06%
                 AMERICAN HONDA FINANCE CORP
$1,000,000       6.480%, 10/31/00                    $   994,600
                 AMERICAN TELEPHONE & TELEGRAPH CO
   770,000       6.500%, 10/02/00                        769,860
                 B.B.V. FINANCE (DELAWARE), INC
 1,000,000       6.500%, 10/05/00                        999,277
                 BELLSOUTH CAPITAL FUNDING CORP
 1,000,000       6.470%, 10/13/00                        997,843
                 CIESCO LP
 1,000,000       6.480%, 11/06/00                        993,520
                 COCA-COLA ENTERPRISES, INC
   450,000   c   6.460%, 12/13/00                        444,105
                 CORPORATE ASSET FUNDING CORP, INC
   330,000   c   6.490%, 11/22/00                        326,906
                 DELAWARE FUNDING CORP
 1,000,000   c   6.520%, 10/12/00                        998,007
                 DUPONT (E.I.) DE NEMOURS & CO
   100,000       6.480%, 10/26/00                         99,550
                 FORTUNE BRANDS, INC
 1,000,000   c   6.500%, 11/17/00                        991,513
                 GENERAL ELECTRIC CAPITAL CORP
   500,000       6.500%, 11/15/00                        495,937
                 GENERAL MOTORS ACCEPTANCE CORP
   819,000       6.480%, 10/04/00                        818,557
                 GOLDMAN SACHS GROUP LP
 1,000,000       6.510%, 01/19/01                        980,108
                 HARLEY-DAVIDSON FUNDING CORP
 1,000,000   c   6.500%, 10/02/00                        999,819
                 HEINZ (H.J.) CO
 1,000,000       6.480%, 11/07/00                        993,340
                 HEWLETT PACKARD CO
 1,000,000       6.470%, 10/12/00                        998,023
                 HONEYWELL, INC
   972,000       6.550%, 10/02/00                        971,823
                 INTERNATIONAL BUSINESS MACHINES CORP
 1,000,000       6.480%, 10/02/00                        999,820
                 KELLOGG CO
 1,000,000       6.460%, 11/10/00                        992,822
                 MERCK & CO, INC
 1,000,000       6.460%, 10/20/00                        996,590

PRINCIPAL                                               VALUE
                 MOTIVA ENTERPRISES LLC
$1,000,000       6.470%, 11/01/00                    $   994,428
                 MOTOROLA CREDIT CORP
   615,000       6.510%, 10/27/00                        612,108
                 MOTOROLA, INC
 1,000,000       6.460%, 12/28/00                        984,208
                 NATIONAL RURAL UTILITIES COOP FINANCE
   890,000       6.450%, 02/26/01                        866,400
                 NORTHERN STATES POWER CO
 1,000,000       6.530%, 10/13/00                        997,823
                 RECEIVABLES CAPITAL CORP
 1,000,000   c   6.490%, 11/20/00                        990,986
                 VERIZON GLOBAL FUNDING
   830,000       6.480%, 10/26/00                        826,265
                 WALT DISNEY CO
   150,000       6.470%, 10/05/00                        149,892
                                                     -----------
                                                      23,284,130
                                                     -----------
U.S. GOVERNMENT AND AGENCIES -- 8.42%
                 FEDERAL HOME LOAN BANK (FHLB)
 1,031,000       6.200%, 10/02/00                      1,030,834
                 FEDERAL HOME LOAN MORTGAGE CORP
                   (FHLMC)
   570,000       6.440%, 10/03/00                        569,796
   530,000       6.440%, 10/17/00                        528,482
                                                     -----------
                                                       2,129,112
                                                     -----------
TOTAL SHORT TERM INVESTMENTS
(Cost $25,413,242)                                    25,413,242
                                                     -----------
TOTAL PORTFOLIO -- 100.48%
(Cost $25,413,242)                                    25,413,242
OTHER ASSETS & LIABILITIES, NET -- (0.48%)              (120,730)
                                                     -----------
NET ASSETS -- 100.00%                                $25,292,512
                                                     ===========

---------------
c Commercial paper issued under the private placement exemption under Section
  4(2) of the Securities Act of 1933.

The cost of investments for federal income tax purposes is substantially the same as the amount disclosed above.

See notes to financial statements                        2000 ANNUAL REPORT   79

                      [THIS PAGE LEFT INTENTIONALLY BLANK]

 80  2000 ANNUAL REPORT

[TIAA CREF Logo]

--------------------------------------------------------------------------------

                      REPORT OF MANAGEMENT RESPONSIBILITY

To the Shareholders of
  TIAA-CREF Institutional Mutual Funds:

The accompanying financial statements of the Institutional International Equity, Institutional Growth Equity, Institutional Growth & Income, Institutional Equity Index, Institutional Social Choice Equity, Institutional Bond, and Institutional Money Market Funds of TIAA-CREF Institutional Mutual Funds (the "Funds") are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

The Funds have established and maintain a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, the Funds' internal audit personnel provide a continuing review of the internal controls and operations of the Funds, and the internal auditor regularly reports to the Audit Committee of the Funds' Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. The independent auditor's report, which appears on the second following page, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the Funds' Board of Trustees, consisting of trustees who are not officers of TIAA-CREF Institutional Mutual Funds, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of the Funds by the independent auditing firm, the Securities and Exchange Commission performs periodic examinations of the Funds' operations.

                                        /s/       MARTIN E. GALT, III
                                        ----------------------------------------
                                                       President

                                        /s/            Richard Gibbs
                                        ----------------------------------------
                                              Executive Vice President and
                                              Principal Accounting Officer

                                                         2000 ANNUAL REPORT   81

[TIAA CREF Logo]

--------------------------------------------------------------------------------

                         REPORT OF THE AUDIT COMMITTEE

To the Shareholders of
  TIAA-CREF Institutional Mutual Funds:

The Audit Committee oversees the financial reporting process of TIAA-CREF Institutional Mutual Funds (the "Funds") on behalf of the Funds' Board of Trustees. The Audit Committee is a standing committee of the Board and operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee's responsibilities. All members of the Audit Committee ("Committee") are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for the Funds' financial statements, development and maintenance of a strong system of internal controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in connection with their respective audits of the Funds. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of the Funds' internal controls, and the overall quality of the Funds' financial reporting.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity of disclosures in the financial statements. The Committee has also discussed the audited financial statements of the Funds with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with generally accepted accounting principles.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by the Funds, the clarity of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors' independence from management and the Funds, and has received a written disclosure regarding such independence, as required by the Independence Standards Board.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

Nancy L. Jacob, Audit Committee Chair
Robert M. Lovell, Jr., Audit Committee Member
Maceo K. Sloan, Audit Committee Member
Robert W. Vishny, Audit Committee Member

November 14, 2000

 82  2000 ANNUAL REPORT

[ERNST & YOUNG LETTERHEAD]

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of TIAA-CREF Institutional Mutual Funds:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of TIAA-CREF Institutional Mutual Funds (comprising, respectively, the Institutional International Equity Fund, the Institutional Growth Equity Fund, the Institutional Growth & Income Fund, the Institutional Equity Index Fund, the Institutional Social Choice Equity Fund, the Institutional Bond Fund and the Institutional Money Market Fund) (the "Funds") as of September 30, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for the year then ended and for the period from June 14, 1999 (commencement of operations) to September 30, 1999. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TIAA-CREF Institutional Mutual Funds at September 30, 2000, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for the year then ended and for the period from June 14, 1999 to September 30, 1999, in conformity with accounting principles generally accepted in the United States.



November 10, 2000                                        /s/ Ernst & Young LLP

                                                         2000 ANNUAL REPORT   83

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS        STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
September 30, 2000

                             INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
                             INTERNATIONAL   GROWTH EQUITY     GROWTH &      EQUITY INDEX    SOCIAL CHOICE       BOND
                              EQUITY FUND        FUND         INCOME FUND        FUND         EQUITY FUND        FUND
--------------------------------------------------------------------------------------------------------------------------

ASSETS
  Portfolio investments, at
    cost                      $86,196,976    $126,196,457     $64,341,951     $48,302,714     $26,949,287    $194,638,587
  Net unrealized
    appreciation
    (depreciation) of
    portfolio investments      (1,307,550)      4,657,247       1,991,266       3,693,255       2,169,068       1,776,557
--------------------------------------------------------------------------------------------------------------------------
  Portfolio investments, at
    value                      84,889,426     130,853,704      66,333,217      51,995,969      29,118,355     196,415,144
  Cash                          1,107,453         502,816         254,258             619         238,637           4,797
  Dividends and
    interest receivable           141,798          43,875          52,812          42,340          20,684       1,478,398
  Receivable from
    securities transactions     1,354,675         137,953          23,416              --              --      21,052,174
  Receivable for Fund
    shares sold                   521,017         114,757         156,663              --       2,545,099         351,786
  Due from investment
    advisor                            --          32,409              --              --              --          47,505
--------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS               88,014,369     131,685,514      66,820,366      52,038,928      31,922,775     219,349,804
--------------------------------------------------------------------------------------------------------------------------

LIABILITIES
  Accrued expenses                 94,653         140,231          89,541          93,839          78,723         159,482
  Payable for
    securities transactions     4,079,049       1,013,803       1,298,800         254,439              --      67,287,268
  Payable for
    Fund shares redeemed               --           2,259              --           3,945       2,500,000             392
  Income distribution
    payable                            --              --          78,236              --              --         205,385
  Due to investment advisor            70              --          20,235          17,252          36,644              --
--------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES           4,173,772       1,156,293       1,486,812         369,475       2,615,367      67,652,527
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS                    $83,840,597    $130,529,221     $65,333,554     $51,669,453     $29,307,408    $151,697,277
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
  Paid in capital             $81,940,470    $123,902,276     $62,376,280     $47,332,433     $26,442,400    $149,313,761
  Accumulated undistributed
    net investment income         269,029         211,572          11,255         342,249         211,422           6,650
  Accumulated undistributed
    net realized gain on
    total investments           2,946,533       1,758,126         954,603         301,516         484,518         600,309
  Accumulated net
    unrealized appreciation
    (depreciation) on total
    investments                (1,315,435)      4,657,247       1,991,416       3,693,255       2,169,068       1,776,557
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS                    $83,840,597    $130,529,221     $65,333,554     $51,669,453     $29,307,408    $151,697,277
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Outstanding shares of
  beneficial interest,
  unlimited shares
  authorized ($.0001 par
  value)                        6,682,802      10,403,989       5,812,170       4,544,880       2,627,223      15,112,620

NET ASSET VALUE, PER SHARE         $12.55          $12.55          $11.24          $11.37          $11.16          $10.04
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

                             INSTITUTIONAL
                             MONEY MARKET
                                 FUND
---------------------------  -------------
ASSETS
  Portfolio investments, at
    cost                      $25,413,242
  Net unrealized
    appreciation
    (depreciation) of
    portfolio investments              --
--------------------------------------------------------
  Portfolio investments, at
    value                      25,413,242
  Cash                              1,072
  Dividends and
    interest receivable                --
  Receivable from
    securities transactions            --
  Receivable for Fund
    shares sold                    24,473
  Due from investment
    advisor                            --
----------------------------------------------------------------------
    TOTAL ASSETS               25,438,787
------------------------------------------------------------------------------------
LIABILITIES
  Accrued expenses                 74,544
  Payable for
    securities transactions            --
  Payable for
    Fund shares redeemed              442
  Income distribution
    payable                        35,613
  Due to investment advisor        35,676
--------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES             146,275
----------------------------------------------------------------------------------------------------------------
NET ASSETS                    $25,292,512
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
  Paid in capital             $25,292,491
  Accumulated undistributed
    net investment income              --
  Accumulated undistributed
    net realized gain on
    total investments                  21
  Accumulated net
    unrealized appreciation
    (depreciation) on total
    investments                        --
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS                    $25,292,512
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Outstanding shares of
  beneficial interest,
  unlimited shares
  authorized ($.0001 par
  value)                       25,292,491
NET ASSET VALUE, PER SHARE          $1.00
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

 84  2000 ANNUAL REPORT                        See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                    STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended September 30, 2000

                                     INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
                                     INTERNATIONAL   GROWTH EQUITY     GROWTH &      EQUITY INDEX    SOCIAL CHOICE       BOND
                                      EQUITY FUND        FUND         INCOME FUND        FUND         EQUITY FUND        FUND
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                            $   126,991     $  102,338      $   76,135      $   22,031      $   11,698      $6,409,317
  Dividends                               602,703        313,903         402,442         466,239         317,754          11,455
  Foreign taxes withheld                  (74,174)        (1,328)         (4,567)            (55)           (723)             --
----------------------------------------------------------------------------------------------------------------------------------
    Total income                          655,520        414,913         474,010         488,215         328,729       6,420,772
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
  Investment management fees              143,811        183,021          87,801          72,448          53,059         170,515
  Custody and administration              144,000        144,000         144,000         144,000         144,000         144,000
  Audit and legal                          46,680         69,728          33,457          35,272          24,472          83,018
  Shareholder servicing                    18,000         18,000          18,000          18,000          18,000          18,000
  Printing                                  8,889         13,277           6,371           6,716           4,660          15,808
  Registration                              7,207         10,765           5,165           5,445           3,778          12,817
  Trustee fees and expenses                   963          1,439             690             728             505           1,713
  Other                                     4,136          6,179           2,965           3,126           2,169           7,356
----------------------------------------------------------------------------------------------------------------------------------
  Total expenses before fee waiver
    and expense reimbursement             373,686        446,409         298,449         285,735         250,643         453,227
    Less investment management fees
      waived by the investment
      advisor (see Note 3)                 47,937         55,702          26,722          28,174          19,548          47,365
    Less expenses reimbursed by the
      investment advisor (see Note
      3)                                  171,285        215,643         187,743         189,138         180,828         225,874
----------------------------------------------------------------------------------------------------------------------------------
    Net expenses                          154,464        175,064          83,984          68,423          50,267         179,988
----------------------------------------------------------------------------------------------------------------------------------
  Net Investment Income                   501,056        239,849         390,026         419,792         278,462       6,240,784
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  ON TOTAL INVESTMENTS
  Realized gain (loss) on:
    Portfolio investments               3,050,072      2,284,081         982,298         316,102         489,846         609,917
    Foreign currency transactions        (199,501)          (992)         (9,765)             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
  Net realized gain on total
    investments                         2,850,571      2,283,089         972,533         316,102         489,846         609,917
----------------------------------------------------------------------------------------------------------------------------------
  Change in unrealized appreciation
    (depreciation) on:
    Portfolio investments              (2,806,458)     3,698,280       2,608,507       4,459,630       2,612,744       1,836,864
    Translations of assets (other
      than portfolio investments)
      and liabilities denominated
      in foreign currencies                (3,822)            --             249              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized
    appreciation (depreciation) on
    total investments                  (2,810,280)     3,698,280       2,608,756       4,459,630       2,612,744       1,836,864
----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
    on total investments                   40,291      5,981,369       3,581,289       4,775,732       3,102,590       2,446,781
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS           $   541,347     $6,221,218      $3,971,315      $5,195,524      $3,381,052      $8,687,565
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

                                     INSTITUTIONAL
                                     MONEY MARKET
                                         FUND
-----------------------------------  -------------
INVESTMENT INCOME
  Interest                            $1,569,337
  Dividends                                   --
  Foreign taxes withheld                      --
----------------------------------------------------------------------------------------------------------------------------------
    Total income                       1,569,337
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
  Investment management fees              38,243
  Custody and administration             144,000
  Audit and legal                         22,344
  Shareholder servicing                   18,000
  Printing                                 4,255
  Registration                             3,450
  Trustee fees and expenses                  461
  Other                                    1,979
----------------------------------------------------------------------------------------------------------------------------------
  Total expenses before fee waiver
    and expense reimbursement            232,732
    Less investment management fees
      waived by the investment
      advisor (see Note 3)                12,747
    Less expenses reimbursed by the
      investment advisor (see Note
      3)                                 179,192
----------------------------------------------------------------------------------------------------------------------------------
    Net expenses                          40,793
----------------------------------------------------------------------------------------------------------------------------------
  Net Investment Income                1,528,544
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
  ON TOTAL INVESTMENTS
  Realized gain (loss) on:
    Portfolio investments                     21
    Foreign currency transactions             --
----------------------------------------------------------------------------------------------------------------------------------
  Net realized gain on total
    investments                               21
----------------------------------------------------------------------------------------------------------------------------------
  Change in unrealized appreciation
    (depreciation) on:
    Portfolio investments                     --
    Translations of assets (other
      than portfolio investments)
      and liabilities denominated
      in foreign currencies                   --
----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized
    appreciation (depreciation) on
    total investments                         --
----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
    on total investments                      21
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS           $1,528,565
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements                        2000 ANNUAL REPORT   85

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                       INSTITUTIONAL INTERNATIONAL EQUITY FUND    INSTITUTIONAL GROWTH EQUITY FUND
                                       ----------------------------------------   --------------------------------
                                                              FOR THE PERIOD                       FOR THE PERIOD
                                                              JUNE 14, 1999                        JUNE 14, 1999
                                            FOR THE          (COMMENCEMENT OF        FOR THE      (COMMENCEMENT OF
                                          YEAR ENDED          OPERATIONS) TO       YEAR ENDED      OPERATIONS) TO
                                         SEPTEMBER 30,        SEPTEMBER 30,       SEPTEMBER 30,    SEPTEMBER 30,
                                             2000                  1999               2000              1999
------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS

OPERATIONS:
  Net investment income                   $    501,056          $   115,059       $    239,849      $    55,696
  Net realized gain (loss) on total
    investments                              2,850,571               60,618          2,283,089         (525,955)
  Net change in unrealized
    appreciation (depreciation) on
    total investments                       (2,810,280)           1,494,845          3,698,280          958,967
------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      operations                               541,347            1,670,522          6,221,218          488,708
------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                  (126,361)                  --            (82,981)              --
  From realized gains                         (185,381)                  --                 --               --
------------------------------------------------------------------------------------------------------------------
    Total distributions                       (311,742)                  --            (82,981)              --
------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS:
  Seed money subscriptions by TIAA                  --           25,000,000                 --       25,000,000
  Seed money redemptions by TIAA           (34,570,860)            (705,000)       (23,534,531)      (3,866,000)
  Subscriptions                             91,670,791            1,506,641        122,326,892        8,911,963
  Reinvestment of distributions                221,913                   --             30,391               --
  Exchanges among the Funds, net                (6,500)                  --           (719,755)              --
  Redemptions                               (1,176,515)                  --         (4,246,684)              --
------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      shareholder transactions              56,138,829           25,801,641         93,856,313       30,045,963
------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net
      assets                                56,368,434           27,472,163         99,994,550       30,534,671

NET ASSETS
  Beginning of period                       27,472,163                   --         30,534,671               --
------------------------------------------------------------------------------------------------------------------
  End of period                           $ 83,840,597          $27,472,163       $130,529,221      $30,534,671
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

CHANGE IN FUND SHARES:
  Shares outstanding, beginning of
    period                                   2,576,163                   --          3,010,648               --
------------------------------------------------------------------------------------------------------------------
  Seed shares sold to TIAA                          --            2,500,000                 --        2,500,000
  Seed shares redeemed by TIAA              (2,447,303)             (68,391)        (2,124,149)        (376,791)
  Shares sold                                6,617,983              144,554          9,906,656          887,439
  Shares issued in reinvestment of
    distributions                               15,694                   --              2,487               --
  Shares exchanged among the Funds,
    net                                           (464)                  --            (55,833)              --
  Shares redeemed                              (79,271)                  --           (335,820)              --
------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in shares
      outstanding                            4,106,639            2,576,163          7,393,341        3,010,648
------------------------------------------------------------------------------------------------------------------
    Shares outstanding, end of period        6,682,802            2,576,163         10,403,989        3,010,648
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

                                       INSTITUTIONAL GROWTH & INCOME FUND
                                       ------------------------------------
                                                           FOR THE PERIOD
                                                           JUNE 14, 1999
                                           FOR THE        (COMMENCEMENT OF
                                         YEAR ENDED        OPERATIONS) TO
                                        SEPTEMBER 30,      SEPTEMBER 30,
                                            2000                1999
-------------------------------------  ------------------------------------
CHANGE IN NET ASSETS
OPERATIONS:
  Net investment income                  $    390,026        $    91,824
  Net realized gain (loss) on total
    investments                               972,533            (14,904)
  Net change in unrealized
    appreciation (depreciation) on
    total investments                       2,608,756           (617,340)
------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      operations                            3,971,315           (540,420)
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                 (371,402)           (89,556)
  From realized gains                         (12,663)                --
------------------------------------------------------------------------------------------------------------------
    Total distributions                      (384,065)           (89,556)
------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTIONS:
  Seed money subscriptions by TIAA                 --         25,000,000
  Seed money redemptions by TIAA          (21,520,715)        (5,960,000)
  Subscriptions                            59,395,493          6,693,228
  Reinvestment of distributions               165,835             70,995
  Exchanges among the Funds, net                   --                 --
  Redemptions                              (1,468,556)                --
------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      shareholder transactions             36,572,057         25,804,223
------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net
      assets                               40,159,307         25,174,247
NET ASSETS
  Beginning of period                      25,174,247                 --
------------------------------------------------------------------------------------------------------------------
  End of period                          $ 65,333,554        $25,174,247
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
CHANGE IN FUND SHARES:
  Shares outstanding, beginning of
    period                                  2,580,060                 --
------------------------------------------------------------------------------------------------------------------
  Seed shares sold to TIAA                         --          2,500,000
  Seed shares redeemed by TIAA             (1,926,290)          (586,384)
  Shares sold                               5,274,124            659,292
  Shares issued in reinvestment of
    distributions                              14,720              7,152
  Shares exchanged among the Funds,
    net                                            --                 --
  Shares redeemed                            (130,444)                --
------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in shares
      outstanding                           3,232,110          2,580,060
------------------------------------------------------------------------------------------------------------------
    Shares outstanding, end of period       5,812,170          2,580,060
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

 86  2000 ANNUAL REPORT                        See notes to financial statements

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

    INSTITUTIONAL EQUITY INDEX FUND    INSTITUTIONAL SOCIAL CHOICE EQUITY FUND        INSTITUTIONAL BOND FUND
    --------------------------------   ----------------------------------------   --------------------------------
                     FOR THE PERIOD                           FOR THE PERIOD                       FOR THE PERIOD
                     JUNE 14, 1999                            JUNE 14, 1999                        JUNE 14, 1999
       FOR THE      (COMMENCEMENT OF        FOR THE          (COMMENCEMENT OF        FOR THE      (COMMENCEMENT OF
     YEAR ENDED      OPERATIONS) TO       YEAR ENDED          OPERATIONS) TO       YEAR ENDED      OPERATIONS) TO
    SEPTEMBER 30,    SEPTEMBER 30,       SEPTEMBER 30,        SEPTEMBER 30,       SEPTEMBER 30,    SEPTEMBER 30,
        2000              1999               2000                  1999               2000              1999
------------------------------------------------------------------------------------------------------------------

     $   419,792      $    98,672         $   278,462           $    94,101       $  6,240,784      $   471,329
         316,102           56,235             489,846                (5,328)           609,917           (6,110)
       4,459,630         (766,375)          2,612,744              (443,676)         1,836,864          (60,307)
------------------------------------------------------------------------------------------------------------------
       5,195,524         (611,468)          3,381,052              (354,903)         8,687,565          404,912
------------------------------------------------------------------------------------------------------------------

        (175,687)              --            (161,141)                   --         (6,234,537)        (470,926)
         (71,349)              --                  --                    --             (3,498)              --
------------------------------------------------------------------------------------------------------------------
        (247,036)              --            (161,141)                   --         (6,238,035)        (470,926)
------------------------------------------------------------------------------------------------------------------

              --       25,000,000                  --            25,000,000                 --       25,000,000
      (9,483,000)        (295,000)         (3,563,000)             (722,000)       (18,182,000)      (1,944,000)
      31,530,370          970,150           4,880,222               807,650        135,365,023        6,596,006
         232,334               --             155,937                    --          4,731,169          417,443
              --               --                  --                    --            102,855          350,425
        (622,421)              --            (116,409)                   --         (3,123,160)              --
------------------------------------------------------------------------------------------------------------------
      21,657,283       25,675,150           1,356,750            25,085,650        118,893,887       30,419,874
------------------------------------------------------------------------------------------------------------------
      26,605,771       25,063,682           4,576,661            24,730,747        121,343,417       30,353,860

      25,063,682               --          24,730,747                    --         30,353,860               --
------------------------------------------------------------------------------------------------------------------
     $51,669,453      $25,063,682         $29,307,408           $24,730,747       $151,697,277      $30,353,860
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

       2,567,842               --           2,508,015                    --          3,043,968               --
------------------------------------------------------------------------------------------------------------------
              --        2,500,000                  --             2,500,000                 --        2,500,000
        (840,632)         (28,967)           (319,617)              (70,218)        (1,811,796)        (194,145)
       2,851,685           96,809             435,297                78,233         13,707,223          661,187
          20,931               --              14,074                    --            477,968           41,918
              --               --                  --                    --             10,338           35,008
         (54,946)              --             (10,546)                   --           (315,081)              --
------------------------------------------------------------------------------------------------------------------
       1,977,038        2,567,842             119,208             2,508,015         12,068,652        3,043,968
------------------------------------------------------------------------------------------------------------------
       4,544,880        2,567,842           2,627,223             2,508,015         15,112,620        3,043,968
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

     INSTITUTIONAL MONEY MARKET FUND
     --------------------------------
                      FOR THE PERIOD
                      JUNE 14, 1999
        FOR THE      (COMMENCEMENT OF
      YEAR ENDED      OPERATIONS) TO
     SEPTEMBER 30,    SEPTEMBER 30,
         2000              1999
---  --------------------------------
     $  1,528,544      $   378,065
               21               --
               --               --
-------------------------------------
        1,528,565          378,065
-------------------------------------
       (1,528,544)        (378,065)
               --               --
-------------------------------------
       (1,528,544)        (378,065)
-------------------------------------
               --       25,000,000
      (21,361,000)              --
       27,392,621          350,575
        1,218,438          378,015
          623,400         (350,425)
       (7,959,133)              --
-------------------------------------
          (85,674)      25,378,165
-------------------------------------
          (85,653)      25,378,165
       25,378,165               --
-------------------------------------
     $ 25,292,512      $25,378,165
-------------------------------------
-------------------------------------
       25,378,165               --
-------------------------------------
               --       25,000,000
      (21,361,000)              --
       27,392,621          350,575
        1,218,438          378,015
          623,400         (350,425)
       (7,959,133)              --
-------------------------------------
          (85,674)      25,378,165
-------------------------------------
       25,292,491       25,378,165
-------------------------------------
-------------------------------------

See notes to financial statements                        2000 ANNUAL REPORT   87

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                      INSTITUTIONAL INTERNATIONAL           INSTITUTIONAL GROWTH           INSTITUTIONAL GROWTH
                                               EQUITY FUND                       EQUITY FUND                  & INCOME FUND
                                    -------------------------------   ------------------------------   -----------------------------
                                                     FOR THE PERIOD                  FOR THE PERIOD                   FOR THE PERIOD
                                                     JUNE 14, 1999                    JUNE 14, 1999                   JUNE 14, 1999
                                     FOR THE YEAR   COMMENCEMENT OF   FOR THE YEAR  (COMMENCEMENT OF   FOR THE YEAR  COMMENCEMENT OF
                                        ENDED       OPERATIONS) TO        ENDED      OPERATIONS) TO        ENDED     OPERATIONS) TO
                                     SEPTEMBER 30,   SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,    SEPTEMBER 30,  SEPTEMBER 30,
                                         2000           1999(1)           2000          1999(1)            2000         1999(1)
------------------------------------------------------------------------------------------------------------------------------------
 SELECTED PER SHARE DATA

  Net asset value,
   beginning of period                  $10.66          $10.00           $10.14        $10.00             $9.76         $10.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from
    investment operations:
    Net investment income                 0.07            0.04             0.03          0.02              0.10          0.04
    Net realized and unrealized
      gain (loss) on investments          1.94            0.62             2.40          0.12              1.49         (0.25)
-----------------------------------------------------------------------------------------------------------------------------------
    Total gain (loss) from
      investment operations               2.01            0.66             2.43          0.14              1.59         (0.21)
----------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                (0.05)             --            (0.02)              --          (0.10)        (0.03)
    Net realized gains                   (0.07)             --               --               --          (0.01)           --
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions                  (0.12)             --            (0.02)              --          (0.11)        (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period        $12.55          $10.66           $12.55           $10.14         $11.24         $9.76
=================================================================================================================================

TOTAL RETURN                             18.58%           6.60%           24.01%            1.40%         16.18%       (2.05)%


RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period
    (in thousands)                     $83,841         $27,472         $130,529          $30,535        $65,334      $25,174
  Ratio of expenses to average
    net assets before expense
    waiver and reimbursement              0.70%           0.39%            0.56%            0.35%          0.78%        0.38%
  Ratio of expenses to average net
    assets after expense waiver
    and reimbursement                     0.29%           0.09%            0.22%            0.07%          0.22%        0.07%
  Ratio of net investment income
    to average net assets                 0.94%           0.45%            0.30%            0.20%          1.02%        0.36%
  Portfolio turnover rate               105.37%          21.35%           56.67%           21.08%         37.95%       10.95%

(1) The percentages shown for this period are not annualized.

(2) During the year, the Institutional Bond Fund began treating dollar roll transactions (see note 2) as financing transactions. Had these transactions been treated for the entire year as purchases and sales, rather than as financing transactions, the portfolio turnover ratio for the year ended September 30, 2000 would have been 477.22%.
    ================================================================================================================================









 88  2000 ANNUAL REPORT                        See notes to financial statements

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

        INSTITUTIONAL EQUITY            INSTITUTIONAL SOCIAL                                             INSTITUTIONAL MONEY
             INDEX FUND                  CHOICE EQUITY FUND           INSTITUTIONAL BOND FUND                MARKET FUND
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
                       FOR THE                         FOR THE                         FOR THE                        FOR THE
                       PERIOD                          PERIOD                          PERIOD                          PERIOD
                    JUNE 14, 1999                   JUNE 14, 1999                   JUNE 14, 1999                   JUNE 14, 1999
                    (COMMENCEMENT                   (COMMENCEMENT                   (COMMENCEMENT                   (COMMENCEMENT
                         OF                              OF                              OF                              OF
    FOR THE YEAR     OPERATIONS)    FOR THE YEAR     OPERATIONS)    FOR THE YEAR     OPERATIONS)    FOR THE YEAR     OPERATIONS)
        ENDED            TO             ENDED            TO             ENDED            TO             ENDED            TO
    SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
        2000           1999(1)          2000            1999(1)         2000           1999(1)          2000           1999(1)
    -----------------------------------------------------------------------------------------------------------------------------

       $9.76           $10.00          $9.86            $10.00         $9.97           $10.00          $1.00           $1.00
    -----------------------------------------------------------------------------------------------------------------------------
        0.10             0.04           0.11              0.04          0.61             0.17           0.06            0.02
        1.61            (0.28)          1.25             (0.18)         0.07            (0.03)            --              --
    -----------------------------------------------------------------------------------------------------------------------------
        1.71            (0.24)          1.36             (0.14)         0.68             0.14           0.06            0.02
    -----------------------------------------------------------------------------------------------------------------------------
       (0.07)              --          (0.06)               --         (0.61)           (0.17)         (0.06)          (0.02)
       (0.03)              --             --                --            --               --             --              --
    -----------------------------------------------------------------------------------------------------------------------------
       (0.10)              --          (0.06)               --         (0.61)           (0.17)         (0.06)          (0.02)
    -----------------------------------------------------------------------------------------------------------------------------
      $11.37            $9.76         $11.16             $9.86        $10.04            $9.97          $1.00           $1.00
    =============================================================================================================================

       17.49%           (2.40)%        13.84%            (1.40)%        7.07%            1.42%          6.19%           1.51%

     $51,669          $25,064        $29,307           $24,731      $151,697          $30,354        $25,293         $25,378
        0.71%            0.36%          0.90%             0.37%         0.48%            0.35%          0.91%           0.36%
        0.17%            0.05%          0.18%             0.05%         0.19%            0.06%          0.16%           0.05%
        1.04%            0.39%          1.00%             0.37%         6.59%            1.77%          6.00%           1.52%
        11.58%           9.51%         16.22%             0.06%       301.93%(2)       173.31%           n/a             n/a

    =============================================================================================================================







See notes to financial statements                        2000 ANNUAL REPORT   89

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements
September 30, 2000

NOTE 1. ORGANIZATION

TIAA-CREF Institutional Mutual Funds (the "Funds") is a Delaware business trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company. The Funds currently consist of seven series (each referred to as a "Fund"). The Funds commenced operations on June 14, 1999 with an investment by Teachers Insurance and Annuity Association of America ("TIAA") of $25,000,000 in each Fund.

The following table summarizes the activity in the Fund shares owned by TIAA during the year ended September 30, 2000:

                                                                                        VALUE OF
                                                                       SHARES HELD       SHARES
                                                                           AT            HELD AT
                                         SHARES     VALUE OF SHARES   SEPTEMBER 30,   SEPTEMBER 30,
                                       WITHDRAWN       WITHDRAWN          2000            2000
                                       ----------   ---------------   -------------   -------------
Institutional International Equity
  Fund                                  2,447,303     $34,570,860              --      $        --
Institutional Growth Equity Fund        2,124,149      23,534,531              --               --
Institutional Growth & Income Fund      1,926,290      21,520,715              --               --
Institutional Equity Index Fund           840,632       9,483,000       1,651,331       18,775,636
Institutional Social Choice Equity
  Fund                                    319,617       3,563,000       2,124,239       23,706,506
Institutional Bond Fund                 1,811,796      18,182,000         661,706        6,643,527
Institutional Money Market Fund        21,361,000      21,361,000       4,691,498        4,691,498

On July 1, 1999 the Funds began to offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. ("TPIS"), which is a wholly-owned, indirect subsidiary of TIAA. The Funds are offered to certain intermediaries affiliated with TIAA, such as TIAA-CREF Trust Company, FSB, or other persons such as state-sponsored tuition savings plans, who have entered into a contract with an affiliate of TIAA. TPIS is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Teachers Advisors Inc. ("Advisors"), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds, which are in conformity with accounting principles generally accepted in the United States.

VALUATION OF INVESTMENTS: Securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For Funds other than the Institutional Money Market Fund, money market instruments are valued at fair market value, except for such instruments within 60 days to maturity, which are valued at amortized cost, which approximates market value. For the Institutional Money Market Fund, securities are valued using the amortized cost method, which approximates market value. The amortized cost method initially values securities at original cost and assumes a constant amortization to maturity of any discount or premium. Portfolio securities for which market quotations are not readily available (including restricted securities) are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

 90  2000 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements -- (Continued)
September 30, 2000

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)
ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Realized gains and losses on securities transactions are based on the specific identification method for both financial statement and federal income tax purposes. Interest income is recognized on the accrual basis, and discounts and premiums on short-term money market instruments are amortized using the effective yield method. Dividend income is recorded on the ex-dividend date, except for foreign dividends, which are recorded as the Funds are informed of the ex-dividend date.

DOLLAR ROLL TRANSACTIONS: The Funds may enter into dollar rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same issuer and interest rate and substantially similar maturity) on a specified future date. During the roll period the Fund forgoes principal and interest paid on the securities. The Funds account for dollar rolls as financing transactions. Dollar rolls enhance the Fund's return by earning a spread between the yield on the underlying securities and short-term interest rates.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: The records of the Funds are maintained in U.S. dollars. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon maturity or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated. The price and interest rate of such securities are fixed at trade date. For when-issued purchases, a Fund does not earn interest on such security until settlement date.

RESTRICTED SECURITIES: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income, if any, for the Institutional International Equity, Institutional Growth Equity, Institutional Equity Index and the Institutional Social Choice Equity Funds are declared and paid annually; for the Institutional Growth & Income Fund are declared and paid quarterly; for the Institutional Bond Fund are declared and paid monthly; and for the Institutional Money Market Fund are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

INCOME TAXES: The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code ("Code") and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year.

                                                         2000 ANNUAL REPORT   91

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements -- (Continued)
September 30, 2000

NOTE 3. MANAGEMENT AGREEMENT

Under the terms of an Investment Management Agreement, each Fund pays Advisors a monthly fee for the management of the Fund's net assets, based on the average daily net assets of each Fund. Advisors has currently waived its right to receive a portion of its fee from each Fund at least until July 1, 2003. As a result, during such waiver period, Advisors will receive the following annual percentages of each Fund's average daily net assets:

                                                    INVESTMENT                INVESTMENT
                                                  MANAGEMENT FEE            MANAGEMENT FEE
                                                  BEFORE WAIVER    WAIVER    AFTER WAIVER
                                                  --------------   ------   --------------
Institutional International Equity Fund                0.27%        0.09%        0.18%
Institutional Growth Equity Fund                       0.23%        0.07%        0.16%
Institutional Growth & Income Fund                     0.23%        0.07%        0.16%
Institutional Equity Index Fund                        0.18%        0.07%        0.11%
Institutional Social Choice Equity Fund                0.19%        0.07%        0.12%
Institutional Bond Fund                                0.18%        0.05%        0.13%
Institutional Money Market Fund                        0.15%        0.05%        0.10%

Advisors has also entered into a reimbursement agreement with the Funds, which will remain in effect at least until July 1, 2003. Under the terms of the agreement, Advisors has agreed to reimburse the Funds so that the non-investment management fee expenses of the Funds do not exceed, on an annual basis, 0.06% of the average daily net assets of each of the Funds, with the exception of the Institutional International Equity Fund, where Advisors has agreed to reimburse the Fund so that its non-investment management fee expenses do not exceed, on an annual basis, 0.11% of the Fund's average daily net assets.

NOTE 4. INVESTMENTS

At September 30, 2000, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

                                                                                    NET UNREALIZED
                                              GROSS UNREALIZED   GROSS UNREALIZED    APPRECIATION
                                                APPRECIATION       DEPRECIATION     (DEPRECIATION)
                                              ----------------   ----------------   --------------
Institutional International Equity Fund         $ 4,962,931        $ 6,270,481       $(1,307,550)
Institutional Growth Equity Fund                 17,796,145         13,138,898         4,657,247
Institutional Growth & Income Fund                6,638,743          4,647,477         1,991,266
Institutional Equity Index Fund                   9,256,844          5,563,589         3,693,255
Institutional Social Choice Equity Fund           5,503,890          3,334,822         2,169,068
Institutional Bond Fund                           1,954,523            177,966         1,776,557

 92  2000 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements -- (Concluded)
September 30, 2000

NOTE 4. INVESTMENTS -- (CONCLUDED)
Purchases and sales of securities, other than short-term money market instruments, for the Funds, other than the Institutional Money Market Fund, for the year ended September 30, 2000, were as follows:

                                     NON-                         NON-
                                  GOVERNMENT     GOVERNMENT    GOVERNMENT     GOVERNMENT
                                  PURCHASES      PURCHASES        SALES         SALES
                                 ------------   ------------   -----------   ------------
Institutional International
  Equity Fund                    $112,945,295   $         --   $58,041,622   $         --
Institutional Growth Equity
  Fund                            138,230,319        108,740    44,888,515        163,781
Institutional Growth & Income
  Fund                             51,111,237        162,488    14,701,369         41,929
Institutional Equity Index
  Fund                             26,902,443        133,043     5,054,935         53,746
Institutional Social Choice
  Equity Fund                       5,913,688          8,383     4,646,358         63,061
Institutional Bond Fund            63,312,740    331,895,848    18,890,104    255,853,470

NOTE 5. LINE OF CREDIT

The Institutional International Equity, Institutional Growth Equity, Institutional Growth & Income, Institutional Equity Index, and Institutional Social Choice Equity Funds participate in a $2.5 billion unsecured revolving credit facility, for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions that otherwise might require the untimely disposition of securities. College Retirement Equities Fund, TIAA-CREF Mutual Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1 each of which are managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating Funds. Interest associated with any borrowing under the facility will be charged to the borrowing Funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the year ended September 30, 2000, there were no borrowings under this credit facility.

                                                         2000 ANNUAL REPORT   93

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
Important Tax Information (Unaudited)

The following TIAA-CREF Institutional Mutual Funds paid distributions during the year ended September 30, 2000 from ordinary income that in whole or in part qualify for the corporate dividends received deduction. The percentages that qualify are noted below:

Institutional Growth Equity Fund             100.00%
Institutional Growth & Income Fund            41.48%
Institutional Equity Index Fund               82.49%
Institutional Social Choice Equity Fund       39.06%

The Institutional International Equity Fund received income from foreign sources during the year ended September 30, 2000 of $576,059 ($0.0862 per share) and paid taxes to foreign countries during the year ended September 30, 2000 of $74,174 ($0.0111 per share).

By early 2001 shareholders should receive their Form 1099-DIV or a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

 94  2000 ANNUAL REPORT

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